UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

Marshall Funds, Inc., d/b/a BMO Funds

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

               Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

               Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Item 1. Reports to Stockholders.

BMO Funds

Semi-Annual Report

February 29, 2012

Equity Funds

BMO Large-Cap Value Fund

BMO Dividend Income Fund

BMO Large-Cap Growth Fund

BMO Large-Cap Focus Fund

BMO Mid-Cap Value Fund

BMO Mid-Cap Growth Fund

BMO Small-Cap Value Fund

BMO Small-Cap Growth Fund

BMO Pyrford International Stock Fund

BMO Lloyd George Emerging Markets Equity Fund

Balanced Funds

BMO Pyrford Global Strategic Return Fund

Income Funds

BMO Ultra Short Tax-Free Fund

BMO Short-Term Income Fund

BMO Short-Intermediate Bond Fund

BMO Intermediate Tax-Free Fund

BMO Government Income Fund

BMO TCH Corporate Income Fund

BMO Aggregate Bond Fund

BMO TCH Core Plus Bond Fund

BMO Monegy High Yield Bond Fund

Money Market Funds

BMO Government Money Market Fund

BMO Tax-Free Money Market Fund

BMO Prime Money Market Fund

Financial Information

Expense Example			2
Schedules of Investments:
BMO Large-Cap Value Fund	4	BMO Ultra Short Tax-Free Fund	23
BMO Dividend Income Fund	5	BMO Short-Term Income Fund	40
BMO Large-Cap Growth Fund.	7	BMO Short-Intermediate Bond Fund	44
BMO Large-Cap Focus Fund	9	BMO Intermediate Tax-Free Fund	46
BMO Mid-Cap Value Fund	10	BMO Government Income Fund	64
BMO Mid-Cap Growth Fund	12	BMO TCH Corporate Income Fund	66
BMO Small-Cap Value Fund	14	BMO Aggregate Bond Fund	70
BMO Small-Cap Growth Fund	16	BMO TCH Core Plus Bond Fund	73
BMO Pyrford International Stock Fund	18	BMO Monegy High Yield Bond Fund	77
BMO Lloyd George Emerging Markets Equity Fund	20	BMO Government Money Market Fund	81
		BMO Tax-Free Money Market Fund	82
BMO Pyrford Global Strategic Return Fund	21	BMO Prime Money Market Fund	86

Notes to Schedules of Investments			90
Statements of Assets and Liabilities			92
Statements of Operations			97
Statements of Changes in Net Assets			102
Financial Highlights			109
Notes to Financial Statements			115

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts			138

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 29, 2012

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 29, 2012 (9/1/11-2/29/12).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor Class					Institutional Class
Fund	Beginning account value 9/1/11	Ending account value 2/29/12	Annualized Expense Ratio(1)		Expenses paid during period 9/1/11- 2/29/12(1)	Beginning account value 9/1/11	Ending account value 2/29/12	Annualized Expense Ratio(1)		Expenses paid during period 9/1/11- 2/29/12(1)
Large-Cap Value Fund
Actual	$1,000.00	$1,121.40	1.24%		$6.54	$1,000.00	$1,121.40	0.99%		$5.22
Hypothetical (5% return before expenses)	1,000.00	1,018.83	1.24		6.22	1,000.00	1,020.08	0.99		4.97
Dividend Income Fund
Actual	1,000.00	1,048.00	0.90	(2)	1.55	1,000.00	1,049.00	0.65	(2)	1.12
Hypothetical (5% return before expenses)	1,000.00	1,023.48	0.90	(2)	1.53	1,000.00	1,023.91	0.65	(2)	1.11
Large-Cap Growth Fund
Actual	1,000.00	1,138.70	1.24		6.60	1,000.00	1,139.80	0.99		5.27
Hypothetical (5% return before expenses)	1,000.00	1,018.83	1.24		6.23	1,000.00	1,020.07	0.99		4.97
Large-Cap Focus Fund
Actual	1,000.00	1,137.20	0.90		4.79	1,000.00	1,138.50	0.65		3.46
Hypothetical (5% return before expenses)	1,000.00	1,020.52	0.90		4.52	1,000.00	1,021.77	0.65		3.27
Mid-Cap Value Fund
Actual	1,000.00	1,111.30	1.23		6.45	1,000.00	1,112.90	0.98		5.14
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.23		6.17	1,000.00	1,020.13	0.98		4.92
Mid-Cap Growth Fund
Actual	1,000.00	1,152.40	1.23		6.60	1,000.00	1,153.40	0.98		5.27
Hypothetical (5% return before expenses)	1,000.00	1,018.87	1.23		6.19	1,000.00	1,020.11	0.98		4.94
Small-Cap Value Fund
Actual	1,000.00	1,094.10	1.24		6.45	1,000.00	1,095.00	0.99		5.15
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.24		6.22	1,000.00	1,020.08	0.99		4.97
Small-Cap Growth Fund
Actual	1,000.00	1,176.70	1.43		7.76	1,000.00	1,177.40	1.18		6.41
Hypothetical (5% return before expenses)	1,000.00	1,017.87	1.43		7.19	1,000.00	1,019.12	1.18		5.94
Pyrford International Stock Fund
Actual	1,000.00	1,053.00	1.24	(2)	2.15	1,000.00	1,053.00	0.99	(2)	1.71
Hypothetical (5% return before expenses)	1,000.00	1,022.91	1.24	(2)	2.12	1,000.00	1,023.33	0.99	(2)	1.69
Lloyd George Emerging Markets Equity Fund
Actual	1,000.00	976.00	1.46		7.17	1,000.00	977.10	1.21		5.96
Hypothetical (5% return before expenses)	1,000.00	1,017.74	1.46		7.33	1,000.00	1,018.97	1.21		6.09
Pyrford Global Strategic Return Fund
Actual	1,000.00	1,021.00	1.24	(2)	2.12	1,000.00	1,021.00	0.99	(2)	1.69
Hypothetical (5% return before expenses)	1,000.00	1,022.90	1.24	(2)	2.12	1,000.00	1,023.33	0.99	(2)	1.69

Expense Example (Unaudited) (continued)

	Investor Class					Institutional Class
Fund	Beginning account value 9/1/11	Ending account value 2/29/12	Annualized Expense Ratio(1)		Expenses paid during period 9/1/11- 2/29/12(1)	Beginning account value 9/1/11	Ending account value 2/29/12	Annualized Expense Ratio(1)		Expenses paid during period 9/1/11- 2/29/12(1)
Ultra Short Tax-Free Fund
Actual	$1,000.00	$1,007.30	0.55%		$2.74	$1,000.00	$1,008.60	0.30%		$1.50
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55		2.76	1,000.00	1,023.51	0.30		1.51
Short-Term Income Fund
Actual	1,000.00	1,020.70	0.60		3.01	1,000.00	1,021.90	0.35		1.76
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.60		3.01	1,000.00	1,023.26	0.35		1.76
Short-Intermediate Bond Fund
Actual	1,000.00	1,031.10	0.80		4.04	1,000.00	1,032.40	0.55		2.78
Hypothetical (5% return before expenses)	1,000.00	1,021.02	0.80		4.02	1,000.00	1,022.27	0.55		2.76
Intermediate Tax-Free Fund
Actual	1,000.00	1,053.20	0.53		2.73	1,000.00	1,053.40	0.48		2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.34	0.53		2.69	1,000.00	1,022.59	0.48		2.44
Government Income Fund
Actual	1,000.00	1,016.20	0.80		4.01	1,000.00	1,017.40	0.55		2.76
Hypothetical (5% return before expenses)	1,000.00	1,021.02	0.80		4.02	1,000.00	1,022.26	0.55		2.77
TCH Corporate Income Fund
Actual	1,000.00	1,060.80	0.80		4.08	1,000.00	1,062.20	0.55		2.81
Hypothetical (5% return before expenses)	1,000.00	1,021.04	0.80		4.00	1,000.00	1,022.27	0.55		2.76
Aggregate Bond Fund
Actual	1,000.00	1,032.80	0.80		4.04	1,000.00	1,035.00	0.55		2.78
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80		4.02	1,000.00	1,022.27	0.55		2.76
TCH Core Plus Bond Fund
Actual	1,000.00	1,044.70	0.78		3.95	1,000.00	1,046.00	0.53		2.68
Hypothetical (5% return before expenses)	1,000.00	1,021.14	0.78		3.90	1,000.00	1,022.38	0.53		2.65
Monegy High Yield Bond Fund
Actual	1,000.00	1,033.40	0.90	(2)	1.54	1,000.00	1,033.80	0.65	(2)	1.11
Hypothetical (5% return before expenses)	1,000.00	1,023.48	0.90	(2)	1.53	1,000.00	1,023.91	0.65	(2)	1.11
Government Money Market Fund
Actual	1,000.00	1,000.00	0.13		0.67	1,000.00	1,000.00	0.13		0.67
Hypothetical (5% return before expenses)	1,000.00	1,024.33	0.13		0.68	1,000.00	1,024.33	0.13		0.68
Tax-Free Money Market Fund
Actual	1,000.00	1,000.20	0.44		2.17	1,000.00	1,001.40	0.20		1.00
Hypothetical (5% return before expenses)	1,000.00	1,022.83	0.44		2.20	1,000.00	1,024.01	0.20		1.01
Prime Money Market Fund
Actual	1,000.00	1,000.10	0.36		1.80	1,000.00	1,000.90	0.20		0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.36		1.82	1,000.00	1,024.01	0.20		1.01

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2011 through February 29, 2012, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(2)	The Dividend Income Fund, Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund commenced operations on December 30, 2011. The Fund’s Investor and Institutional class expense ratios are multiplied by 62/366 (to reflect the partial period).

February 29, 2012 (Unaudited)

Schedule of Investments

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 99.1%

Consumer Discretionary — 10.7%

Automotive Retail — 0.8%
Advance Auto Parts, Inc.	13,300	$ 1,135,421

Broadcasting — 1.6%
CBS Corp., Class B	78,760	2,354,924

Cable & Satellite — 3.3%
DIRECTV Group, Inc., Class A (1)(2)	49,800	2,306,736
DISH Network Corp., Class A	41,740	1,217,556
Time Warner Cable, Inc.	16,085	1,276,184

		4,800,476

Computer & Electronics Retail — 0.8%
GameStop Corp., Class A (1)	54,000	1,230,120

Department Stores — 3.3%
Dillard’s, Inc., Class A (1)	16,400	1,002,696
Kohl’s Corp.	17,700	879,336
Macy’s, Inc.	78,335	2,974,380

		4,856,412

Homefurnishing Retail — 0.5%
Bed Bath & Beyond, Inc. (2)	13,500	806,490

Movies & Entertainment — 0.4%
Viacom, Inc., Class B	11,700	557,154

Total Consumer Discretionary		15,740,997

Consumer Staples — 7.9%

Drug Retail — 1.3%
Walgreen Co.	57,000	1,890,120

Food Retail — 1.8%
Kroger Co.	107,100	2,547,909

Household Products — 0.4%
Procter & Gamble Co.	9,000	607,680

Hypermarkets & Super Centers — 1.2%
Wal-Mart Stores, Inc.	30,175	1,782,739

Packaged Foods & Meats — 1.8%
Tyson Foods, Inc., Class A	141,100	2,668,201

Soft Drinks — 1.4%
Dr. Pepper Snapple Group, Inc.	52,600	2,001,430

Total Consumer Staples		11,498,079

Energy — 14.0%

Integrated Oil & Gas — 10.2%
Chevron Corp. (1)	60,990	6,655,229
ConocoPhillips (1)	62,515	4,785,523
Exxon Mobil Corp.	41,200	3,563,800

		15,004,552

Oil & Gas-Refining & Marketing — 3.8%
CVR Energy, Inc. (2)	24,100	655,761
Tesoro Corp. (2)	92,600	2,456,678
Valero Energy Corp.	97,900	2,397,571

		5,510,010

Total Energy		20,514,562

Financials — 21.1%

Asset Management & Custody Banks — 1.9%
Ameriprise Financial, Inc.	51,025	2,845,154

Consumer Finance — 1.9%
Discover Financial Services (1)	94,135	2,824,991
Common Stocks (continued)

Financials (continued)

Diversified Banks — 4.2%
U.S. Bancorp	63,020	$ 1,852,788
Wells Fargo & Co.	135,335	4,234,632

		6,087,420

Life & Health Insurance — 1.3%
Unum Group	79,500	1,832,475

Multi-line Insurance — 3.8%
American Financial Group, Inc.	72,700	2,722,615
Assurant, Inc.	67,100	2,849,737

		5,572,352

Other Diversified Financial Services — 2.0%
JPMorgan Chase & Co.	73,090	2,868,051

Property & Casualty Insurance — 1.8%
ACE, Ltd.	14,015	1,005,016
Travelers Cos., Inc.	27,700	1,605,769

		2,610,785

Regional Banks — 1.7%
PNC Financial Services Group, Inc. (1)	41,155	2,449,546

Reinsurance — 1.8%
Reinsurance Group of America, Inc.	46,800	2,698,956

Specialized Finance — 0.3%
Moody’s Corp.	13,200	509,652

Specialized REIT’s — 0.4%
Senior Housing Properties Trust, REIT	27,900	597,060

Total Financials		30,896,442

Healthcare — 17.0%

Biotechnology — 2.9%
Amgen, Inc. (1)	43,200	2,935,440
Gilead Sciences, Inc. (2)	27,900	1,269,450

		4,204,890

Managed Healthcare — 5.1%
Aetna, Inc.	26,300	1,229,788
Humana, Inc.	28,180	2,454,478
UnitedHealth Group, Inc.	68,390	3,812,743

		7,497,009

Pharmaceuticals — 9.0%
AstraZeneca PLC, ADR (1)	26,100	1,171,629
Eli Lilly & Co.	72,695	2,852,552
Forest Laboratories, Inc. (2)	78,645	2,557,535
Johnson & Johnson	7,625	496,235
Pfizer, Inc.	289,900	6,116,890

		13,194,841

Total Healthcare		24,896,740

Industrials — 4.3%

Aerospace & Defense — 0.7%
Raytheon Co. (1)	20,100	1,015,452

Construction & Farm Machinery & Heavy Trucks — 2.0%
AGCO Corp. (1)(2)	46,800	2,416,284
Cummins, Inc.	4,200	506,394

		2,922,678

Industrial Conglomerates — 1.6%
General Electric Co.	120,830	2,301,812

Total Industrials		6,239,942

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology — 9.5%

Communications Equipment — 1.9%
Cisco Systems, Inc.	141,400	$ 2,811,032

Computer Hardware — 2.3%
Apple, Inc. (2)	2,600	1,410,344
Dell, Inc. (2)	110,600	1,913,380

		3,323,724

Computer Storage & Peripherals — 1.1%
Western Digital Corp. (2)	41,000	1,609,250

Electronic Components — 0.3%
Vishay Intertechnology, Inc. (1)(2)	41,000	502,660

Semiconductor Equipment — 2.0%
ASML Holding NV	10,900	496,495
Novellus Systems, Inc. (2)	41,100	1,910,328
Teradyne, Inc. (2)	28,200	463,044

		2,869,867

Semiconductors — 1.4%
Intel Corp. (1)	74,470	2,001,754

Systems Software — 0.5%
Microsoft Corp.	23,300	739,542

Total Information Technology		13,857,829

Materials — 5.9%

Diversified Metals & Mining — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	52,800	2,247,168

Fertilizers & Agricultural Chemicals — 2.3%
CF Industries Holdings, Inc.	17,600	3,273,600

Paper Products — 1.1%
Domtar Corp.	17,090	1,638,418

Specialty Chemicals — 1.0%
LyondellBasell Industries, Class A, NV	32,800	1,416,304

Total Materials		8,575,490

Telecommunication Services — 2.7%

Integrated Telecommunication Services — 2.7%
AT&T, Inc. (1)	32,955	1,008,093
Verizon Communications, Inc.	79,100	3,014,501

Total Telecommunication Services		4,022,594

Utilities — 6.0%

Electric Utilities — 3.2%
American Electric Power Co., Inc.	61,945	2,329,751
Portland General Electric Co.	92,700	2,284,128

		4,613,879

Independent Power Producers & Energy Traders — 1.8%
AES Corp. (2)	193,400	2,622,504

Multi-Utilities — 1.0%
Ameren Corp.	25,100	804,957
CMS Energy Corp.	32,400	693,684

		1,498,641

Total Utilities		8,735,024

Total Common Stocks (identified cost $128,790,760)		144,977,699

Short-Term Investments — 10.7%

Collateral Pool Investment for Securities on Loan — 9.6%

(See Note 2 of the Financial Statements)		$ 14,145,685

Mutual Funds — 1.1%
BMO Prime Money Market Fund, Class I, 0.210% (11)	1,566,434	1,566,434

Total Short-Term Investments (identified cost $15,712,119)		15,712,119

Total Investments — 109.8% (identified cost $144,502,879)		160,689,818
Other Assets and Liabilities — (9.8)%		(14,299,823)

Total Net Assets — 100.0%		$146,389,995

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.7%
Consumer Staples	7.9
Energy	14.0
Financials	21.1
Healthcare	17.0
Industrials	4.3
Information Technology	9.5
Materials	5.9
Mutual Funds	1.1
Telecommunication Services	2.7
Utilities	6.0
Other Assets & Liabilities, Net	(0.2)

Total	100.0%

Dividend Income Fund

Description	Shares	Value
Common Stocks — 95.3%

Consumer Discretionary — 10.1%

Apparel Retail — 0.7%
Limited Brands, Inc.	8,285	$ 385,501

Apparel, Accessories & Luxury Goods — 0.5%
VF Corp.	1,980	289,179

Cable & Satellite — 3.1%
Comcast Corp., Class A	26,295	772,547
Time Warner Cable, Inc.	12,060	956,841

		1,729,388

Department Stores — 0.8%
Macy’s, Inc.	11,735	445,578

Distributors — 0.9%
Genuine Parts Co.	7,930	497,052

Home Furnishings — 0.8%
Leggett & Platt, Inc.	20,545	464,933

Home Improvement Retail — 1.0%
Home Depot, Inc.	11,285	536,828

Leisure Products — 1.3%
Mattel, Inc.	22,625	733,955

Specialty Stores — 1.0%
Staples, Inc.	38,485	564,190

Total Consumer Discretionary		5,646,604

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 13.1%

Agricultural Products — 0.7%
Archer-Daniels-Midland Co.	12,915	$ 402,948

Household Products — 1.9%
Kimberly-Clark Corp.	9,010	656,649
Procter & Gamble Co.	5,835	393,979

		1,050,628

Hypermarkets & Super Centers — 0.6%
Wal-Mart Stores, Inc.	5,630	332,620

Packaged Foods & Meats — 3.0%
ConAgra Foods, Inc.	25,670	673,838
H.J. Heinz Co.	11,565	609,591
Kraft Foods, Inc., Class A	10,840	412,679

		1,696,108

Soft Drinks — 0.9%
Coca-Cola Co.	3,970	277,344
PepsiCo, Inc.	3,850	242,319

		519,663

Tobacco — 6.0%
Altria Group, Inc.	38,485	1,158,399
Lorillard, Inc.	6,100	799,588
Philip Morris International, Inc.	16,785	1,401,883

		3,359,870

Total Consumer Staples		7,361,837

Energy — 13.2%

Integrated Oil & Gas — 6.6%
Chevron Corp.	13,110	1,430,563
ConocoPhillips	21,225	1,624,774
Occidental Petroleum Corp.	6,075	634,048

		3,689,385

Oil & Gas-Exploration & Production — 1.8%
Marathon Oil Corp.	29,125	987,046

Oil & Gas-Refining & Marketing — 0.8%
Marathon Petroleum Corp.	10,560	438,768

Oil & Gas-Storage & Transportation — 4.0%
Spectra Energy Corp.	39,015	1,224,291
Williams Cos., Inc.	34,890	1,042,513

		2,266,804

Total Energy		7,382,003

Financials — 12.0%

Asset Management & Custody Banks — 0.9%
BlackRock, Inc.	2,425	482,575

Consumer Finance — 1.7%
Discover Financial Services	11,825	354,868
SLM Corp.	38,950	613,852

		968,720

Diversified Banks — 1.3%
U.S. Bancorp	25,395	746,613

Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	20,565	641,628

Life & Health Insurance — 0.9%
Prudential Financial, Inc.	8,615	526,893

Other Diversified Financial Services — 1.2%
JPMorgan Chase & Co.	16,370	642,359
Common Stocks (continued)

Financials (continued)

Property & Casualty Insurance — 1.6%
ACE, Ltd.	7,255	$ 520,256
Chubb Corp.	5,910	401,644

		921,900

Retail REIT’s — 1.1%
Simon Property Group, Inc., REIT	4,465	604,918

Specialized Finance — 0.9%
NYSE Euronext	16,150	480,786

Specialized REIT’s — 1.3%
Public Storage	5,445	730,011

Total Financials		6,746,403

Healthcare — 11.6%

Healthcare Distributors — 1.4%
Cardinal Health, Inc.	18,865	783,841

Healthcare Equipment — 1.3%
Baxter International, Inc.	5,360	311,577
Medtronic, Inc.	11,100	423,132

		734,709

Managed Healthcare — 1.0%
UnitedHealth Group, Inc.	9,630	536,872

Pharmaceuticals — 7.9%
Bristol-Myers Squibb Co.	32,125	1,033,461
Eli Lilly & Co.	14,800	580,752
Johnson & Johnson	14,360	934,549
Merck & Co., Inc.	25,435	970,854
Pfizer, Inc.	43,945	927,239

		4,446,855

Total Healthcare		6,502,277

Industrials — 10.7%

Aerospace & Defense — 2.4%
General Dynamics Corp.	3,385	247,884
Honeywell International, Inc.	6,715	400,012
Lockheed Martin Corp.	7,915	699,765

		1,347,661

Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	8,410	646,645

Electrical Components & Equipment — 0.5%
Emerson Electric Co.	5,870	295,320

Environmental & Facilities Services — 1.1%
Waste Management, Inc.	17,125	599,032

Industrial Conglomerates — 2.5%
General Electric Co.	73,235	1,395,127

Industrial Machinery — 1.3%
Eaton Corp.	13,710	715,525

Office Services & Supplies — 0.8%
Pitney Bowes, Inc.	23,760	430,769

Railroads — 1.0%
Norfolk Southern Corp.	7,830	539,487

Total Industrials		5,969,566

Information Technology — 6.5%

Communications Equipment — 0.5%
Cisco Systems, Inc.	13,670	271,760

Data Processing & Outsourced Services — 0.7%
Western Union Co.	22,045	385,126

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductor Equipment — 1.2%
Kla-Tencor Corp.	14,095	$ 682,198

Semiconductors — 3.1%
Intel Corp.	43,635	1,172,909
Microchip Technology, Inc.	16,110	581,087

		1,753,996

Systems Software — 1.0%
Microsoft Corp.	17,405	552,435

Total Information Technology		3,645,515

Materials — 4.6%

Diversified Chemicals — 3.5%
E.I. du Pont de Nemours & Co.	14,205	722,324
Eastman Chemical Co.	14,245	771,082
PPG Industries, Inc.	5,165	471,306

		1,964,712

Diversified Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	13,770	586,051

Total Materials		2,550,763

Telecommunication Services — 5.7%

Integrated Telecommunication Services — 5.7%
AT&T, Inc.	46,950	1,436,200
CenturyLink, Inc.	26,570	1,069,443
Verizon Communications, Inc.	18,015	686,552

Total Telecommunication Services		3,192,195

Utilities — 7.8%

Electric Utilities — 2.9%
American Electric Power Co., Inc.	14,045	528,233
FirstEnergy Corp.	11,705	518,414
PPL Corp.	19,865	567,146

		1,613,793

Gas Utilities — 0.5%
ONEOK, Inc.	3,450	285,108

Multi-Utilities — 4.4%
CenterPoint Energy, Inc.	27,245	531,005
CMS Energy Corp.	35,380	757,486
DTE Energy Co.	10,250	553,397
Xcel Energy, Inc.	22,810	604,237

		2,446,125

Total Utilities		4,345,026

Total Common Stocks (identified cost $51,255,874)		53,342,189

Short-Term Investments — 3.6%

Mutual Funds — 3.6%
BMO Prime Money Market Fund, Class I, 0.210% (11)	2,043,962	2,043,962

Total Short-Term Investments (identified cost $2,043,962)		2,043,962

Total Investments — 98.9% (identified cost $53,299,836)		55,386,151
Other Assets and Liabilities — 1.1%		606,547

Total Net Assets — 100.0%		$55,992,698

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.1%
Consumer Staples	13.1
Energy	13.2
Financials	12.0
Healthcare	11.6
Industrials	10.7
Information Technology	6.5
Materials	4.6
Mutual Funds	3.6
Telecommunication Services	5.7
Utilities	7.8
Other Assets & Liabilities, Net	1.1

Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 99.0%

Consumer Discretionary — 11.7%

Apparel Retail — 1.0%
TJX Cos., Inc.	50,650	$ 1,854,297

Automotive Retail — 1.3%
AutoZone, Inc. (1)(2)	3,050	1,142,164
O’Reilly Automotive, Inc. (2)	12,600	1,089,900

		2,232,064

Cable & Satellite — 4.5%
Comcast Corp., Class A (1)	101,500	2,982,070
DISH Network Corp., Class A	55,350	1,614,559
Time Warner Cable, Inc.	42,750	3,391,785

		7,988,414

Consumer Electronics — 1.8%
Garmin, Ltd.	67,150	3,168,808

Internet Retail — 1.0%
Priceline.com, Inc. (1)(2)	2,750	1,724,305

Restaurants — 2.1%
McDonald’s Corp.	38,550	3,827,244

Total Consumer Discretionary		20,795,132

Consumer Staples — 7.8%

Household Products — 2.0%
Church & Dwight Co., Inc.	45,200	2,157,848
Colgate-Palmolive Co.	14,750	1,374,405

		3,532,253

Hypermarkets & Super Centers — 2.1%
Costco Wholesale Corp. (1)	42,800	3,683,368

Soft Drinks — 3.7%
Coca-Cola Co.	54,950	3,838,807
Monster Beverage Corp. (2)	47,300	2,705,087

		6,543,894

Total Consumer Staples		13,759,515

Energy — 10.5%

Integrated Oil & Gas — 4.3%
ConocoPhillips	22,050	1,687,927
Exxon Mobil Corp.	69,850	6,042,025

		7,729,952

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Equipment & Services — 3.0%
Core Laboratories (1)	17,550	$ 2,135,133
National Oilwell Varco, Inc.	37,850	3,123,761

		5,258,894

Oil & Gas-Exploration & Production — 3.2%
Cobalt International Energy, Inc. (1)(2)	51,500	1,548,090
Marathon Oil Corp. (1)	122,550	4,153,220

		5,701,310

Total Energy		18,690,156

Financials — 7.1%

Asset Management & Custody Banks — 0.5%
Affiliated Managers Group, Inc. (2)	7,650	813,884

Consumer Finance — 1.3%
Discover Financial Services	76,700	2,301,767

Diversified Banks — 0.6%
Wells Fargo & Co.	33,100	1,035,699

Life & Health Insurance — 1.7%
Aflac, Inc.	62,950	2,974,387

Office REIT’s — 1.0%
Digital Realty Trust, Inc.	24,800	1,798,000

Specialized Finance — 0.7%
IntercontinentalExchange, Inc. (1)(2)	9,300	1,283,028

Specialized REIT’s — 1.3%
American Tower Corp., Class A	38,450	2,406,201

Total Financials		12,612,966

Healthcare — 11.0%

Biotechnology — 4.6%
Amgen, Inc.	14,200	964,890
Biogen Idec, Inc. (2)	20,700	2,410,929
Celgene Corp. (2)	22,800	1,671,810
Gilead Sciences, Inc. (2)	69,850	3,178,175

		8,225,804

Healthcare Equipment — 0.5%
Intuitive Surgical, Inc. (1)(2)	1,550	793,011

Healthcare Technology — 1.2%
Cerner Corp. (1)(2)	29,400	2,170,602

Managed Healthcare — 2.1%
Humana, Inc.	43,750	3,810,625

Pharmaceuticals — 2.6%
Abbott Laboratories	23,650	1,338,827
Forest Laboratories, Inc. (2)	51,500	1,674,780
Merck & Co., Inc.	40,050	1,528,708

		4,542,315

Total Healthcare		19,542,357

Industrials — 10.6%

Aerospace & Defense — 1.0%
TransDigm Group, Inc. (2)	14,500	1,722,455

Construction & Farm Machinery & Heavy Trucks — 2.3%
Cummins, Inc.	10,700	1,290,099
Wabtec Corp.	38,150	2,850,949

		4,141,048
Common Stocks (continued)

Industrials (continued)

Electrical Components & Equipment — 0.6%
Roper Industries, Inc.	11,600	$ 1,061,632

Environmental & Facilities Services — 1.6%
Clean Harbors, Inc. (2)	23,650	1,588,334
Stericycle, Inc. (1)(2)	13,750	1,193,088

		2,781,422

Industrial Conglomerates — 2.3%
General Electric Co.	214,050	4,077,653

Research & Consulting Services — 2.8%
FTI Consulting, Inc. (1)(2)	66,950	2,682,686
IHS, Inc., Class A (2)	10,000	945,700
Verisk Analytics, Inc., Class A (2)	31,300	1,361,550

		4,989,936

Total Industrials		18,774,146

Information Technology — 31.9%

Application Software — 1.0%
Intuit, Inc.	30,500	1,764,120

Communications Equipment — 4.8%
Cisco Systems, Inc.	122,100	2,427,348
F5 Networks, Inc. (2)	25,200	3,148,992
QUALCOMM, Inc.	48,400	3,009,512

		8,585,852

Computer Hardware — 5.3%
Apple, Inc. (2)	17,400	9,438,456

Consulting & Other Services — 1.3%
Cognizant Technology Solutions Corp., Class A (2)	31,900	2,263,305

Data Processing & Outsourced Services — 3.2%
Alliance Data Systems Corp. (1)(2)	37,700	4,575,272
Visa, Inc., Class A (1)	9,150	1,064,786

		5,640,058

Internet Software & Services — 5.3%
Google, Inc., Class A (2)	10,900	6,738,925
IAC/InterActiveCorp	60,300	2,749,680

		9,488,605

Semiconductor Equipment — 2.5%
ASML Holding NV	29,000	1,320,950
Kla-Tencor Corp. (1)	63,350	3,066,140

		4,387,090

Semiconductors — 1.3%
Intel Corp.	90,450	2,431,296

Systems Software — 7.2%
Check Point Software Technologies, Ltd. (2)	46,950	2,730,612
Microsoft Corp.	153,900	4,884,786
Oracle Corp.	135,050	3,952,913
Red Hat, Inc. (2)	23,650	1,169,729

		12,738,040

Total Information Technology		56,736,822

Materials — 6.5%

Diversified Metals & Mining — 3.2%
BHP Billiton, Ltd., ADR	34,050	2,615,721
Freeport-McMoRan Copper & Gold, Inc.	71,200	3,030,272

		5,645,993

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Fertilizers & Agricultural Chemicals — 2.8%
CF Industries Holdings, Inc.	20,300	$ 3,775,800
Monsanto Co.	15,650	1,210,997

		4,986,797

Gold — 0.5%
Newmont Mining Corp.	14,800	879,120

Total Materials		11,511,910

Telecommunication Services — 1.9%

Integrated Telecommunication Services — 1.9%
Verizon Communications, Inc.	89,650	3,416,562

Total Common Stocks (identified cost $161,369,097)		175,839,566

Short-Term Investments — 14.7%

Collateral Pool Investment for Securities on Loan — 13.4%

(See Note 2 of the Financial Statements)		23,919,761

Mutual Funds — 1.3%
BMO Prime Money Market Fund, Class I, 0.210% (11)	2,261,166	2,261,166

Total Short-Term Investments (identified cost $26,180,927)		26,180,927

Total Investments — 113.7% (identified cost $187,550,024)		202,020,493
Other Assets and Liabilities — (13.7)%		(24,330,107)

Total Net Assets — 100.0%		$177,690,386

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	11.7%
Consumer Staples	7.8
Energy	10.5
Financials	7.1
Healthcare	11.0
Industrials	10.6
Information Technology	31.9
Materials	6.5
Mutual Funds	1.3
Telecommunication Services	1.9
Other Assets & Liabilities, Net	(0.3)

Total	100.0%

Large-Cap Focus Fund

Description	Shares	Value
Common Stocks — 90.3%

Consumer Discretionary — 11.3%

Apparel Retail — 2.1%
TJX Cos., Inc.	29,400	$ 1,076,334

Apparel, Accessories & Luxury Goods — 1.2%
Coach, Inc.	8,100	606,204
Common Stocks (continued)

Consumer Discretionary (continued)

Auto Parts & Equipment — 2.9%
Lear Corp.	16,300	$ 736,923
Visteon Corp. (2)	14,600	784,312

		1,521,235

Automobile Manufacturers — 1.4%
Ford Motor Co. (1)	58,000	718,040

Home Improvement Retail — 2.1%
Home Depot, Inc. (1)	23,300	1,108,381

Homefurnishing Retail — 1.6%
Bed Bath & Beyond, Inc. (2)	13,500	806,490

Total Consumer Discretionary		5,836,684

Consumer Staples — 4.4%

Drug Retail — 2.2%
CVS Caremark Corp.	25,800	1,163,580

Soft Drinks — 2.2%
Coca-Cola Co.	16,100	1,124,746

Total Consumer Staples		2,288,326

Energy — 11.6%

Integrated Oil & Gas — 5.1%
Chevron Corp. (1)	12,700	1,385,824
Hess Corp.	7,700	499,884
Occidental Petroleum Corp.	7,300	761,901

		2,647,609

Oil & Gas-Equipment & Services — 4.3%
National Oilwell Varco, Inc.	12,300	1,015,119
Schlumberger, Ltd.	15,100	1,171,911

		2,187,030

Oil & Gas-Exploration & Production — 2.2%
Anadarko Petroleum Corp.	6,800	572,016
Marathon Oil Corp.	16,800	569,352

		1,141,368

Total Energy		5,976,007

Financials — 7.2%

Asset Management & Custody Banks — 1.5%
Blackstone Group L.P. (1)	50,100	782,562

Life & Health Insurance — 1.9%
MetLife, Inc.	25,600	986,880

Other Diversified Financial Services — 3.8%
Citigroup, Inc. (1)	30,400	1,012,928
JPMorgan Chase & Co.	23,900	937,836

		1,950,764

Total Financials		3,720,206

Healthcare — 5.3%

Biotechnology — 2.1%
Celgene Corp. (2)	7,000	513,275
Gilead Sciences, Inc. (2)	12,500	568,750

		1,082,025

Healthcare Distributors — 1.4%
McKesson Corp.	8,700	726,537

Healthcare Services — 1.8%
Express Scripts, Inc. (1)(2)	16,900	901,277

Total Healthcare		2,709,839

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Large-Cap Focus Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials — 12.5%

Aerospace & Defense — 1.6%
Boeing Co.	11,300	$ 846,935

Air Freight & Logistics — 1.6%
FedEx Corp.	9,100	818,909

Construction & Farm Machinery & Heavy Trucks — 4.1%
Caterpillar, Inc. (1)	10,800	1,233,468
Deere & Co. (1)	10,800	895,644

		2,129,112

Industrial Machinery — 5.2%
Eaton Corp.	16,100	840,259
Kennametal, Inc.	17,600	810,832
Stanley Black & Decker, Inc.	13,200	1,013,760

		2,664,851

Total Industrials		6,459,807

Information Technology — 31.8%

Communications Equipment — 2.8%
QUALCOMM, Inc.	23,300	1,448,794

Computer Hardware — 6.7%
Apple, Inc. (2)	6,400	3,471,616

Computer Storage & Peripherals — 3.7%
EMC Corp. (1)(2)	46,700	1,293,123
NetApp, Inc. (2)	14,400	619,200

		1,912,323

Electronic Manufacturing Services — 1.1%
Jabil Circuit, Inc.	21,400	552,762

Internet Software & Services — 4.2%
eBay, Inc. (2)	21,600	771,984
Google, Inc., Class A (2)	2,300	1,421,975

		2,193,959

Semiconductor Equipment — 2.6%
Novellus Systems, Inc. (2)	16,300	757,624
Teradyne, Inc. (1)(2)	35,300	579,626

		1,337,250

Semiconductors — 3.5%
Broadcom Corp., Class A (2)	14,700	546,105
Intel Corp.	33,900	911,232
Micron Technology, Inc. (2)	40,800	348,840

		1,806,177

Systems Software — 5.5%
Microsoft Corp.	48,900	1,552,086
Oracle Corp.	43,900	1,284,953

		2,837,039

Technology Distributors — 1.7%
Arrow Electronics, Inc. (2)	22,000	883,300

Total Information Technology		16,443,220

Materials — 6.2%

Diversified Chemicals — 2.0%
Eastman Chemical Co. (1)	19,000	1,028,470

Diversified Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	14,600	621,376
Common Stocks (continued)

Materials (continued)

Specialty Chemicals — 2.2%
Ashland, Inc.	5,400	$ 343,224
Celanese Corp.	16,700	794,419

		1,137,643

Steel — 0.8%
Cliffs Natural Resources, Inc.	6,700	425,316

Total Materials		3,212,805

Total Common Stocks (identified cost $38,903,355)		46,646,894

Short-Term Investments — 23.0%

Collateral Pool Investment for Securities on Loan — 13.2%

(See Note 2 of the Financial Statements)		6,851,249

Mutual Funds — 9.8%
BMO Prime Money Market Fund, Class I, 0.210% (11)	5,043,163	5,043,163

Total Short-Term Investments (identified cost $11,894,412)		11,894,412

Total Investments — 113.3% (identified cost $50,797,767)		58,541,306
Other Assets and Liabilities — (13.3)%		(6,889,038)

Total Net Assets — 100.0%		$51,652,268

Poftfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	11.3%
Consumer Staples	4.4
Energy	11.6
Financials	7.2
Healthcare	5.3
Industrials	12.5
Information Technology	31.8
Materials	6.2
Mutual Funds	9.8
Other Assets & Liabilities, Net	(0.1)

Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 94.5%

Consumer Discretionary — 15.4%

Advertising — 1.9%
Interpublic Group of Cos., Inc.	398,500	$ 4,670,420

Apparel, Accessories & Luxury Goods — 1.5%
The Warnaco Group, Inc. (2)	64,000	3,757,440

Auto Parts & Equipment — 1.5%
Visteon Corp. (2)	68,600	3,685,192

Cable & Satellite — 1.8%
Liberty Global, Inc. (1)(2)	87,956	4,413,632

Catalog Retail — 1.9%
Liberty Media Corp.—Interactive (2)	260,400	4,885,104

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Department Stores — 1.5%
Kohl’s Corp.	75,800	$ 3,765,744

Internet Retail — 1.8%
Expedia, Inc.	130,700	4,450,335

Leisure Products — 1.5%
Mattel, Inc.	115,800	3,756,552

Specialty Stores — 2.0%
Staples, Inc. (1)	334,300	4,900,838

Total Consumer Discretionary		38,285,257

Consumer Staples — 5.8%

Agricultural Products — 1.3%
Darling International, Inc. (1)(2)	210,500	3,365,895

Food Retail — 3.5%
Kroger Co. (1)	189,800	4,515,342
Safeway, Inc. (1)	191,600	4,109,820

		8,625,162

Packaged Foods & Meats — 1.0%
ConAgra Foods, Inc.	94,800	2,488,500

Total Consumer Staples		14,479,557

Energy — 7.9%

Oil & Gas-Drilling — 1.7%
Rowan Cos., Inc. (1)(2)	117,000	4,313,790

Oil & Gas-Equipment & Services — 1.7%
Tidewater, Inc.	71,200	4,236,400

Oil & Gas-Exploration & Production — 4.5%
Cimarex Energy Co. (1)	7,400	596,958
EQT Corp.	56,300	2,985,026
Noble Energy, Inc.	30,300	2,958,795
QEP Resources, Inc.	65,600	2,239,584
SandRidge Energy, Inc. (1)(2)	264,400	2,292,348

		11,072,711

Total Energy		19,622,901

Financials — 19.6%

Asset Management & Custody Banks — 3.3%
Ameriprise Financial, Inc.	70,200	3,914,352
Invesco Ltd.	176,500	4,371,905

		8,286,257

Consumer Finance — 1.7%
Discover Financial Services (1)	137,000	4,111,370

Diversified Banks — 1.3%
Comerica, Inc.	104,900	3,114,481

Investment Banking & Brokerage — 1.1%
TD Ameritrade Holding Corp.	144,200	2,692,214

Office REIT’s — 1.2%
Mack-Cali Realty Corp.	104,600	2,991,560

Property & Casualty Insurance — 2.5%
Axis Capital Holdings, Ltd.	107,700	3,322,545
Hanover Insurance Group, Inc.	73,400	2,996,188

		6,318,733

Regional Banks — 3.1%
Fifth Third Bancorp (1)	344,110	4,683,337
First Niagara Financial Group, Inc.	315,200	3,013,312

		7,696,649
Common Stocks (continued)

Financials (continued)

Reinsurance — 2.6%
PartnerRe Ltd. (1)	46,600	$ 2,956,304
Reinsurance Group of America, Inc. (1)	59,800	3,448,666

		6,404,970

Retail REIT’s — 1.5%
Macerich Co., REIT	68,400	3,692,916

Specialized REIT’s — 1.3%
Sovran Self Storage, Inc.	67,800	3,221,178

Total Financials		48,530,328

Healthcare — 10.4%

Healthcare Distributors — 1.9%
AmerisourceBergen Corp.	124,900	4,665,015

Healthcare Facilities — 2.0%
Community Health Systems, Inc. (1)(2)	199,650	5,039,166

Healthcare Services — 1.7%
DaVita, Inc. (2)	48,200	4,171,710

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc. (2)	74,100	4,195,542

Managed Healthcare — 3.1%
CIGNA Corp.	102,900	4,538,919
Coventry Health Care, Inc. (2)	100,700	3,291,883

		7,830,802

Total Healthcare		25,902,235

Industrials — 10.0%

Aerospace & Defense — 2.5%
L-3 Communications Holdings, Inc.	48,900	3,435,225
Spirit Aerosystems Holdings, Inc., Class A (2)	112,300	2,690,708

		6,125,933

Construction & Engineering — 2.2%
Fluor Corp.	51,800	3,132,864
Jacobs Engineering Group, Inc. (1)(2)	52,500	2,426,550

		5,559,414

Environmental & Facilities Services — 1.6%
Republic Services, Inc.	136,500	4,071,795

Human Resource & Employment Services — 1.4%
Manpower, Inc.	79,500	3,424,065

Industrial Conglomerates — 1.5%
Carlisle Companies, Inc.	73,900	3,606,320

Industrial Machinery — 0.8%
Eaton Corp.	36,400	1,899,716

Total Industrials		24,687,243

Information Technology — 12.4%

Communications Equipment — 2.3%
ARRIS Group, Inc. (1)(2)	309,100	3,520,649
InterDigital, Inc. (1)	53,600	2,028,760

		5,549,409

Computer Storage & Peripherals — 4.1%
Lexmark International, Inc., Class A	85,300	3,145,864
NetApp, Inc. (1)(2)	81,700	3,513,100

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Computer Storage & Peripherals (continued)
Seagate Technology	136,400	$ 3,581,864

		10,240,828

Consulting & Other Services — 1.9%
Amdocs, Ltd. (1)(2)	151,100	4,634,237

Data Processing & Outsourced Services — 1.3%
Western Union Co.	187,800	3,280,866

Office Electronics — 1.3%
Xerox Corp.	400,200	3,293,646

Technology Distributors — 1.5%
Ingram Micro, Inc. (2)	198,100	3,789,653

Total Information Technology		30,788,639

Materials — 5.1%

Metal & Glass Containers — 1.3%
Ball Corp.	81,800	3,278,544

Paper Products — 1.3%
International Paper Co. (1)	92,200	3,240,830

Specialty Chemicals — 1.5%
W.R. Grace & Co. (2)	63,400	3,611,264

Steel — 1.0%
Reliance Steel & Aluminum Co.	44,100	2,369,052

Total Materials		12,499,690

Telecommunication Services — 1.6%

Integrated Telecommunication Services — 1.6%
CenturyLink, Inc.	99,646	4,010,752

Utilities — 6.3%

Electric Utilities — 2.9%
Edison International	96,400	4,036,268
Great Plains Energy, Inc.	159,800	3,160,844

		7,197,112

Multi-Utilities — 3.4%
CMS Energy Corp. (1)	208,100	4,455,421
Sempra Energy	68,600	4,063,864

		8,519,285

Total Utilities		15,716,397

Total Common Stocks (identified cost $189,843,812)		234,522,999

Short-Term Investments — 22.3%

Collateral Pool Investment for Securities on Loan — 16.5%

(See Note 2 of the Financial Statements)		40,878,759

Mutual Funds — 5.8%
BMO Prime Money Market Fund, Class I, 0.210% (11)	14,411,808	14,411,808

Total Short-Term Investments (identified cost $55,290,567)		55,290,567

Total Investments — 116.8% (identified cost $245,134,379)		289,813,566
Other Assets and Liabilities — (16.8)%		(41,585,169)

Total Net Assets — 100.0%		$248,228,397

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	15.4%
Consumer Staples	5.8
Energy	7.9
Financials	19.6
Healthcare	10.4
Industrials	10.0
Information Technology	12.4
Materials	5.1
Mutual Funds	5.8
Telecommunication Services	1.6
Utilities	6.3
Other Assets & Liabilities, Net	(0.3)

Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.4%

Consumer Discretionary — 14.1%

Apparel, Accessories & Luxury Goods — 3.3%
Coach, Inc.	50,300	$ 3,764,452
Phillips-Van Heusen Corp. (1)	20,770	1,765,658
VF Corp.	19,200	2,804,160

		8,334,270

Auto Parts & Equipment — 1.4%
Lear Corp.	37,300	1,686,333
Visteon Corp. (2)	33,800	1,815,736

		3,502,069

Automotive Retail — 1.1%
O’Reilly Automotive, Inc. (1)(2)	31,400	2,716,100

Broadcasting — 1.3%
Discovery Communications, Inc., Class A (1)(2)	70,600	3,293,490

Department Stores — 1.2%
Macy’s, Inc.	82,200	3,121,134

Distributors — 0.9%
LKQ Corp. (2)	70,100	2,233,386

General Merchandise Stores — 1.4%
Dollar Tree, Inc. (1)(2)	38,800	3,434,188

Hotels, Resorts & Cruise Lines — 2.4%
Marriott International, Inc., Class A (1)	68,400	2,413,152
Wyndham Worldwide Corp.	85,400	3,756,746

		6,169,898

Specialty Stores — 1.1%
Dick’s Sporting Goods, Inc.	59,700	2,672,172

Total Consumer Discretionary		35,476,707

Consumer Staples — 0.7%

Soft Drinks — 0.7%
Fomento Economico Mexicano, SAB de C.V., ADR	23,300	1,714,880

Energy — 12.7%

Oil & Gas-Drilling — 2.5%
Unit Corp. (2)	133,200	6,336,324

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration & Production — 10.2%
Advantage Oil & Gas, Ltd. (2)	1,053,700	$ 4,056,745
Chesapeake Energy Corp. (1)	459,900	11,497,500
Forest Oil Corp. (2)	692,400	8,952,732
Gulfport Energy Corp. (1)(2)	34,905	1,173,506

		25,680,483

Total Energy		32,016,807

Financials — 6.4%

Asset Management & Custody Banks — 4.0%
American Capital, Ltd. (2)	828,761	7,384,260
Ameriprise Financial, Inc.	44,700	2,492,472

		9,876,732

Real Estate Services — 0.6%
Jones Lang LaSalle, Inc.	19,400	1,579,354

Specialized REIT’s — 1.8%
American Tower Corp., Class A	39,800	2,490,684
Host Hotels & Resorts, Inc.	131,200	2,070,336

		4,561,020

Total Financials		16,017,106

Healthcare — 15.1%

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc. (2)	42,700	3,575,271

Healthcare Equipment — 0.8%
Edwards Lifesciences Corp. (1)(2)	28,775	2,104,316

Healthcare Facilities — 2.3%
HealthSouth Corp. (2)	126,500	2,575,540
Universal Health Services, Inc., Class B	73,000	3,256,530

		5,832,070

Healthcare Services — 0.5%
Express Scripts, Inc. (2)	23,700	1,263,921

Healthcare Technology — 2.0%
Cerner Corp. (1)(2)	66,700	4,924,461

Life Sciences Tools & Services — 0.9%
Mettler-Toledo International, Inc. (2)	13,000	2,343,640

Managed Healthcare — 0.9%
AMERIGROUP Corp. (1)(2)	32,000	2,173,760

Pharmaceuticals — 6.3%
Medicis Pharmaceutical Corp., Class A (1)	70,200	2,452,788
Mylan, Inc. (1)(2)	119,400	2,798,736
Shire PLC, ADR	30,000	3,139,500
Valeant Pharmaceuticals International (1)(2)	81,633	4,319,202
Watson Pharmaceuticals, Inc. (2)	52,800	3,079,296

		15,789,522

Total Healthcare		38,006,961

Industrials — 18.7%

Aerospace & Defense — 1.5%
Triumph Group, Inc.	57,900	3,694,020

Construction & Farm Machinery & Heavy Trucks — 1.1%
Joy Global, Inc.	33,200	2,887,072
Common Stocks (continued)

Industrials (continued)

Electrical Components & Equipment — 3.6%
AMETEK, Inc.	68,350	$ 3,253,460
Rockwell Automation, Inc.	32,400	2,591,352
Roper Industries, Inc. (1)	34,000	3,111,680

		8,956,492

Industrial Conglomerates — 1.6%
Tyco International, Ltd.	79,700	4,130,054

Industrial Machinery — 3.2%
IDEX Corp.	59,800	2,499,640
Snap-On, Inc. (1)	54,300	3,319,359
Timken Co.	44,100	2,310,840

		8,129,839

Railroads — 1.2%
Kansas City Southern (2)	44,150	3,071,957

Research & Consulting Services — 3.5%
Acacia Research Corp. (2)	83,400	3,294,300
Nielsen Holdings NV (2)	99,100	2,922,459
Verisk Analytics, Inc., Class A (2)	57,700	2,509,950

		8,726,709

Trading Companies & Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	25,100	1,993,191

Trucking — 2.2%
Hertz Global Holdings, Inc. (2)	185,500	2,652,650
J.B. Hunt Transport Services, Inc. (1)	55,400	2,837,034

		5,489,684

Total Industrials		47,079,018

Information Technology — 24.8%

Application Software — 6.3%
Ebix, Inc.	436,700	10,175,110
Informatica Corp. (1)(2)	40,100	1,971,316
Intuit, Inc. (1)	64,500	3,730,680

		15,877,106

Consulting & Other Services — 1.4%
Cognizant Technology Solutions Corp., Class A (1)(2)	47,900	3,398,505

Data Processing & Outsourced Services — 6.5%
Alliance Data Systems Corp. (1)(2)	26,000	3,155,360
FleetCor Technologies, Inc. (2)	75,000	2,777,250
Total System Services, Inc.	141,900	3,104,772
VeriFone Systems, Inc. (1)(2)	94,900	4,544,761
Western Union Co.	163,800	2,861,586

		16,443,729

Electronic Components — 1.2%
Amphenol Corp., Class A	55,700	3,116,972

Internet Software & Services — 2.8%
Ancestry.com, Inc. (1)(2)	201,900	4,599,282
Rackspace Hosting, Inc. (1)(2)	46,600	2,434,384

		7,033,666

Semiconductor Equipment — 1.0%
ASML Holding NV (1)	55,400	2,523,470

Semiconductors — 3.1%
Atmel Corp. (1)(2)	152,000	1,536,720
Broadcom Corp., Class A (2)	67,400	2,503,910

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Mid-Cap Growth Fund (continued)

Description	Shares or Warrants	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors (continued)
Cavium Networks, Inc. (1)(2)	51,000	$ 1,822,230
Cypress Semiconductor Corp. (1)(2)	115,500	1,992,375

		7,855,235

Systems Software — 2.5%
Check Point Software Technologies, Ltd. (1)(2)	69,000	4,013,040
Red Hat, Inc. (1)(2)	43,100	2,131,726

		6,144,766

Total Information Technology		62,393,449

Materials — 3.3%

Diversified Chemicals — 0.9%
FMC Corp.	22,900	2,266,413

Gold — 1.5%
AuRico Gold, Inc. (2)	396,100	3,877,819

Specialty Chemicals — 0.9%
Celanese Corp.	45,700	2,173,949

Total Materials		8,318,181

Telecommunication Services — 1.6%

Wireless Telecommunication Services — 1.6%
Crown Castle International Corp. (1)(2)	75,700	3,922,017

Total Common Stocks (identified cost $187,231,148)		244,945,126

Warrants — 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1)(2)	38,880	—

Total Warrants (identified cost $0)		—

Short-Term Investments — 29.0%

Collateral Pool Investment for Securities on Loan — 26.5%

(See Note 2 of the Financial Statements)		66,494,610

Mutual Funds — 2.5%
BMO Prime Money Market Fund, Class I, 0.210% (11)	6,393,082	6,393,082

Total Short-Term Investments (identified cost $72,887,692)		72,887,692

Total Investments — 126.4% (identified cost $260,118,840)		317,832,818
Other Assets and Liabilities — (26.4)%		(66,422,898)

Total Net Assets — 100.0%		$251,409,920

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	14.1%
Consumer Staples	0.7
Energy	12.7
Financials	6.4
Healthcare	15.1
Industrials	18.7
Information Technology	24.8
Materials	3.3
Mutual Funds	2.5
Telecommunication Services	1.6
Warrants	0.0
Other Assets & Liabilities, Net	0.1

Total	100.0%

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 95.0%

Consumer Discretionary — 12.6%

Apparel Retail — 2.4%
Ann, Inc. (2)	12,700	$ 303,403
The Finish Line, Inc., Class A	17,800	409,222

		712,625

Apparel, Accessories & Luxury Goods — 2.0%
The Warnaco Group, Inc. (2)	10,200	598,842

Broadcasting — 1.6%
Sinclair Broadcast Group, Inc., Class A	42,500	485,350

Department Stores — 1.6%
Dillard’s, Inc., Class A (1)	7,500	458,550

Household Appliances — 1.2%
Helen of Troy, Ltd. (2)	10,500	341,250

Leisure Products — 1.0%
JAKKS Pacific, Inc.	18,900	293,517

Publishing — 1.8%
Valassis Communications, Inc. (1)(2)	20,900	522,082

Restaurants — 1.0%
Bob Evans Farms, Inc.	8,400	309,120

Total Consumer Discretionary		3,721,336

Consumer Staples — 4.2%

Agricultural Products — 1.6%
Darling International, Inc. (1)(2)	29,600	473,304

Packaged Foods & Meats — 1.3%
Chiquita Brands International, Inc. (2)	39,000	374,010

Personal Products — 1.3%
Nu Skin Enterprises, Inc., Class A	6,800	392,768

Total Consumer Staples		1,240,082

Energy — 5.8%

Coal & Consumable Fuels — 1.0%
Cloud Peak Energy, Inc. (1)(2)	16,600	294,152

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Equipment & Services — 2.4%
Helix Energy Solutions Group, Inc. (1)(2)	20,500	$ 394,420
Matrix Service Co. (1)(2)	23,700	313,788

		708,208

Oil & Gas-Exploration & Production — 2.4%
Bill Barrett Corp. (1)(2)	9,400	274,762
VAALCO Energy, Inc. (1)(2)	54,900	433,161

		707,923

Total Energy		1,710,283

Financials — 22.4%

Asset Management & Custody Banks — 3.0%
Fifth Street Finance Corp.	29,000	287,100
Walter Investment Management Corp.	29,138	593,832

		880,932

Consumer Finance — 1.3%
Nelnet, Inc., Class A	13,900	367,238

Life & Health Insurance — 1.4%
American Equity Investment Life Holding Co. (1)	34,700	419,870

Office REIT’s — 1.4%
CoreSite Realty Corp. (1)	19,700	420,595

Property & Casualty Insurance — 1.1%
Tower Group, Inc. (1)	14,000	322,700

Regional Banks — 3.9%
BBCN Bancorp, Inc. (1)(2)	43,800	448,950
IBERIABANK Corp.	5,400	286,416
Susquehanna Bancshares, Inc.	44,900	416,223

		1,151,589

Reinsurance — 4.0%
Enstar Group, Ltd. (2)	4,600	446,108
Maiden Holdings, Ltd.	47,200	408,280
Montpelier Re Holdings, Ltd.	18,400	317,400

		1,171,788

Specialized REIT’s — 2.4%
LaSalle Hotel Properties (1)	13,500	360,180
Sovran Self Storage, Inc.	7,300	346,823

		707,003

Thrifts & Mortgage Finance — 3.9%
Northwest Bancshares, Inc.	32,200	406,364
Ocwen Financial Corp. (2)	46,400	747,504

		1,153,868

Total Financials		6,595,583

Healthcare — 9.7%

Healthcare Facilities — 1.2%
Health Management Associates, Inc., Class A (1)(2)	46,600	343,908

Healthcare Technology — 1.3%
MedAssets, Inc. (2)	26,100	372,708

Life Sciences Tools & Services — 2.6%
Bio-Rad Laboratories, Inc., Class A (2)	3,600	366,912
Common Stocks (continued)

Healthcare (continued)

Life Sciences Tools & Services (continued)
PAREXEL International Corp. (1)(2)	16,800	$ 411,264

		778,176

Pharmaceuticals — 4.6%
Impax Laboratories, Inc. (2)	17,400	406,290
Medicis Pharmaceutical Corp., Class A	12,900	450,726
Par Pharmaceutical Cos., Inc. (2)	13,650	506,552

		1,363,568

Total Healthcare		2,858,360

Industrials — 15.7%

Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.	5,100	306,000
Moog, Inc., Class A (2)	8,700	382,017

		688,017

Commercial Printing — 1.2%
Deluxe Corp.	14,600	360,182

Construction & Engineering — 2.2%
Aegion Corp. (1)(2)	19,400	341,634
EMCOR Group, Inc.	10,500	291,900

		633,534

Diversified Support Services — 1.1%
Encore Capital Group, Inc. (2)	14,200	316,376

Electrical Components & Equipment — 2.3%
Brady Corp., Class A	8,600	274,770
EnerSys (2)	5,600	188,048
Thomas & Betts Corp. (2)	3,150	227,525

		690,343

Industrial Conglomerates — 1.6%
Carlisle Companies, Inc.	7,200	351,360
Standex International Corp.	3,440	131,442

		482,802

Industrial Machinery — 2.5%
Kaydon Corp.	4,000	150,480
LB Foster Co., Class A	12,250	360,762
Mueller Industries, Inc.	4,634	213,164

		724,406

Railroads — 1.2%
RailAmerica, Inc. (1)(2)	16,700	344,020

Research & Consulting Services — 1.3%
FTI Consulting, Inc. (1)(2)	9,800	392,686

Total Industrials		4,632,366

Information Technology — 17.2%

Application Software — 1.5%
Quest Software, Inc. (2)	21,900	438,438

Communications Equipment — 2.4%
ARRIS Group, Inc. (1)(2)	37,100	422,569
InterDigital, Inc. (1)	7,490	283,497

		706,066

Computer Storage & Peripherals — 1.9%
Immersion Corp. (2)	22,600	146,674
Lexmark International, Inc., Class A	11,500	424,120

		570,794

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Consulting & Other Services — 0.9%
ManTech International Corp.	8,000	$ 268,320

Data Processing & Outsourced Services — 3.3%
CSG Systems International, Inc. (2)	21,400	342,614
MoneyGram International, Inc. (2)	16,300	292,096
NeuStar, Inc., Class A (2)	9,400	329,470

		964,180

Internet Software & Services — 0.9%
EarthLink, Inc.	34,100	254,727

Semiconductor Equipment — 2.3%
FSI International, Inc. (1)(2)	67,100	267,058
Tessera Technologies, Inc. (2)	25,000	420,000

		687,058

Semiconductors — 0.9%
Lattice Semiconductor Corp. (2)	41,900	276,121

Technology Distributors — 3.1%
Brightpoint, Inc. (2)	58,700	516,560
SYNNEX Corp. (1)(2)	9,400	387,562

		904,122

Total Information Technology		5,069,826

Materials — 4.9%

Commodity Chemicals — 0.5%
TPC Group, Inc. (2)	4,350	151,119

Paper Packaging — 1.3%
Graphic Packaging Corp. (2)	71,600	378,048

Paper Products — 1.4%
KapStone Paper and Packaging Corp. (2)	20,800	418,080

Specialty Chemicals — 1.7%
W.R. Grace & Co. (2)	9,000	512,640

Total Materials		1,459,887

Utilities — 2.5%

Electric Utilities — 2.5%
Great Plains Energy, Inc.	17,310	342,392
Portland General Electric Co.	15,600	384,384

Total Utilities		726,776

Total Common Stocks (identified cost $26,618,505)		28,014,499

Short-Term Investments — 31.0%

Collateral Pool Investment for Securities on Loan — 23.8%

(See Note 2 of the Financial Statements)		6,987,110

Mutual Funds — 7.2%
BMO Prime Money Market Fund, Class I, 0.210% (11)	2,137,105	2,137,105

Total Short-Term Investments (identified cost $9,124,215)		9,124,215

Total Investments — 126.0% (identified cost $35,742,720)		37,138,714
Other Assets and Liabilities — (26.0)%		(7,659,852)

Total Net Assets — 100.0%		$29,478,862

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	12.6%
Consumer Staples	4.2
Energy	5.8
Financials	22.4
Healthcare	9.7
Industrials	15.7
Information Technology	17.2
Materials	4.9
Mutual Funds	7.2
Utilities	2.5
Other Assets & Liabilities, Net	(2.2)

Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 96.9%

Consumer Discretionary — 9.1%

Auto Parts & Equipment — 1.3%
Dana Holding Corp. (2)	479,050	$ 7,664,800

Automotive Retail — 2.4%
Lithia Motors, Inc., Class A (1)	272,500	6,433,725
Sonic Automotive, Inc., Class A (1)	457,100	7,830,123

		14,263,848

Casinos & Gaming — 2.3%
Ameristar Casinos, Inc.	246,100	4,882,624
Pinnacle Entertainment, Inc. (2)	773,100	8,511,831

		13,394,455

Footwear — 0.5%
Steven Madden, Ltd. (1)(2)	70,800	3,057,144

Leisure Products — 1.7%
Arctic Cat, Inc. (2)	279,600	10,283,688

Restaurants — 0.9%
Biglari Holdings, Inc. (2)	13,605	5,584,989

Total Consumer Discretionary		54,248,924

Energy — 13.9%

Oil & Gas-Drilling — 3.7%
Unit Corp. (1)(2)	458,600	21,815,602

Oil & Gas-Exploration & Production — 10.2%
Advantage Oil & Gas, Ltd. (2)	783,900	3,018,015
Forest Oil Corp. (1)(2)	2,043,000	26,415,990
Gulfport Energy Corp. (1)(2)	222,600	7,483,812
Lone Pine Resources, Inc. (2)	1,091,400	8,109,102
Petroleum Development Corp. (1)(2)	492,010	16,010,005

		61,036,924

Total Energy		82,852,526

Financials — 12.8%

Asset Management & Custody Banks — 8.7%
American Capital, Ltd. (2)	2,723,300	24,264,603
Internet Capital Group, Inc. (1)(2)	768,200	6,660,294
Safeguard Scientifics, Inc. (1)(2)(11)	1,230,900	20,814,519

		51,739,416

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Specialized REIT’s — 4.1%
Entertainment Properties Trust, REIT	79,400	$ 3,612,700
LaSalle Hotel Properties (1)	237,400	6,333,832
Sabra Health Care REIT, Inc.	1,023,900	14,621,292

		24,567,824

Total Financials		76,307,240

Healthcare — 17.4%

Healthcare Equipment — 5.0%
DexCom, Inc. (1)(2)	275,800	2,975,882
Insulet Corp. (1)(2)	221,000	4,358,120
NxStage Medical, Inc. (1)(2)	306,280	6,125,600
Thoratec Corp. (1)(2)	142,400	4,912,800
Volcano Corp. (1)(2)	221,000	6,194,630
Zoll Medical Corp. (1)(2)	73,400	5,369,210

		29,936,242

Healthcare Facilities — 1.7%
Emeritus Corp. (1)(2)	234,700	4,332,562
HealthSouth Corp. (1)(2)	284,800	5,798,528

		10,131,090

Healthcare Services — 2.2%
HMS Holdings Corp. (1)(2)	158,100	5,093,982
MEDNAX, Inc. (1)(2)	105,000	7,810,950

		12,904,932

Healthcare Technology — 1.9%
Quality Systems, Inc.	109,300	4,685,691
SXC Health Solutions Corp. (2)	95,200	6,740,160

		11,425,851

Life Sciences Tools & Services — 1.0%
PAREXEL International Corp. (1)(2)	245,700	6,014,736

Managed Healthcare — 1.5%
Centene Corp. (1)(2)	96,100	4,689,680
Molina Healthcare, Inc. (2)	124,450	4,226,322

		8,916,002

Pharmaceuticals — 4.1%
Akorn, Inc. (1)(2)	435,500	5,456,815
Jazz Pharmaceuticals, Inc. (1)(2)	155,700	8,169,579
Medicis Pharmaceutical Corp., Class A (1)	153,400	5,359,796
Salix Pharmaceuticals, Ltd. (1)(2)	109,100	5,380,812

		24,367,002

Total Healthcare		103,695,855

Industrials — 14.0%

Aerospace & Defense — 3.7%
BE Aerospace, Inc. (1)(2)	163,000	7,471,920
Hexcel Corp. (1)(2)	241,000	6,090,070
Triumph Group, Inc.	137,900	8,798,020

		22,360,010

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A (1)(2)	139,200	4,959,696

Construction & Engineering — 1.0%
Chicago Bridge & Iron Co.	121,800	5,666,136
Common Stocks (continued)

Industrials (continued)

Construction & Farm Machinery & Heavy Trucks — 0.6%
The Manitowoc Co., Inc.	242,200	$ 3,812,228

Human Resource & Employment Services — 0.3%
Korn/Ferry International (2)	126,000	2,012,220

Industrial Machinery — 3.5%
Actuant Corp., Class A (1)	182,000	5,126,940
Altra Holdings, Inc. (2)	236,011	4,599,854
Gardner Denver, Inc.	78,400	5,384,512
Trimas Corp. (1)(2)	233,900	5,667,397

		20,778,703

Research & Consulting Services — 1.7%
Acacia Research Corp. (2)	254,600	10,056,700

Trading Companies & Distributors — 2.4%
MSC Industrial Direct Co., Inc., Class A	50,800	4,034,028
United Rentals, Inc. (1)(2)	148,200	6,176,976
Watsco, Inc. (1)	54,400	3,883,616

		14,094,620

Total Industrials		83,740,313

Information Technology — 23.3%

Application Software — 9.0%
ACI Worldwide, Inc. (1)(2)	133,700	5,051,186
Aspen Technology, Inc. (2)	226,100	4,648,616
Bottomline Technologies, Inc. (1)(2)	138,700	3,897,470
Ebix, Inc.	1,089,850	25,393,505
NICE Systems, Ltd., ADR (2)	241,400	8,253,466
Taleo Corp., Class A (1)(2)	136,800	6,268,176

		53,512,419

Communications Equipment — 1.3%
Aruba Networks, Inc. (1)(2)	233,300	5,036,947
NETGEAR, Inc. (1)(2)	79,900	3,001,843

		8,038,790

Computer Storage & Peripherals — 0.6%
Electronics for Imaging, Inc. (2)	244,000	3,894,240

Data Processing & Outsourced Services — 3.9%
Cardtronics, Inc. (1)(2)	278,400	7,402,656
ExlService Holdings, Inc. (2)	183,300	5,099,406
VeriFone Systems, Inc. (1)(2)	219,800	10,526,222

		23,028,284

Internet Software & Services — 2.4%
Ancestry.com, Inc. (1)(2)	421,600	9,604,048
Rackspace Hosting, Inc. (1)(2)	56,800	2,967,232
Zix Corp. (1)(2)	509,500	1,492,835

		14,064,115

Semiconductors — 4.8%
Cavium Networks, Inc. (1)(2)	122,400	4,373,352
CEVA, Inc. (1)(2)	355,700	8,768,005
Cypress Semiconductor Corp. (1)(2)	295,800	5,102,550
EZchip Semiconductor, Ltd. (1)(2)	68,000	2,748,560
Microsemi Corp. (1)(2)	367,300	7,683,916

		28,676,383

Systems Software — 1.3%
Ariba, Inc. (2)	256,300	8,065,761

Total Information Technology		139,279,992

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Small-Cap Growth Fund (continued)

Description	Shares or Warrants	Value
Common Stocks (continued)

Materials — 5.1%

Commodity Chemicals — 1.2%
Methanex Corp.	217,100	$ 6,803,914

Gold — 3.9%
AuRico Gold, Inc. (1)(2)	1,958,050	19,169,310
Lake Shore Gold Corp. (2)	2,716,500	4,319,235

		23,488,545

Total Materials		30,292,459

Telecommunication Services — 1.3%

Alternative Carriers — 0.0%
8x8, Inc. (1)(2)	30,100	129,129

Wireless Telecommunication Services — 1.3%
SBA Communications Corp. (1)(2)	160,800	7,546,344

Total Telecommunication Services		7,675,473

Total Common Stocks (identified cost $481,690,964)		578,092,782

Warrants — 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1)(2)	80,820	—

Total Warrants (identified cost $0)		—

Short-Term Investments — 40.0%

Collateral Pool Investment for Securities on Loan — 36.1%

(See Note 2 of the Financial Statements)		215,492,987

Mutual Funds — 3.9%
BMO Prime Money Market Fund, Class I, 0.210% (11)	23,460,497	23,460,497

Total Short-Term Investments (identified cost $238,953,484)		238,953,484

Total Investments — 136.9% (identified cost $720,644,448)		817,046,266
Other Assets and Liabilities — (36.9)%		(220,271,417)

Total Net Assets — 100.0%		$596,774,849

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	9.1%
Energy	13.9
Financials	12.8
Healthcare	17.4
Industrials	14.0
Information Technology	23.3
Materials	5.1
Mutual Funds	3.9
Telecommunication Services	1.3
Warrants	0.0
Other Assets & Liabilities, Net	(0.8)

Total	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 91.3%

Australia — 9.5%
Brambles, Ltd.	188,000	$ 1,459,734
Computershare, Ltd.	141,700	1,176,219
QBE Insurance Group, Ltd.	147,200	1,839,124
Rio Tinto, Ltd.	10,900	788,471
Telstra Corp., Ltd.	377,000	1,334,235
Woodside Petroleum, Ltd.	32,400	1,293,993
Woolworths, Ltd.	61,500	1,669,339

		9,561,115

Belgium — 3.0%
Belgacom SA	34,680	1,104,048
Colruyt SA	48,880	1,915,913

		3,019,961

Bermuda — 1.3%
VTech Holdings, Ltd.	115,200	1,298,120

Cayman Islands — 1.0%
ASM Pacific Technology, Ltd.	72,900	1,027,303

France — 7.4%
Air Liquide SA	12,830	1,667,119
Legrand SA	30,730	1,115,658
Sanofi	25,390	1,877,741
Total SA	49,420	2,764,716

		7,425,234

Germany — 6.4%
Adidas AG	10,790	847,868
Deutsche Post AG	62,046	1,089,923
SAP AG	23,180	1,564,209
Symrise AG	38,199	1,115,055
Wincor Nixdorf AG	34,210	1,858,669

		6,475,724

Hong Kong — 5.4%
CNOOC, Ltd.	632,000	1,447,142
Hang Seng Bank, Ltd.	130,000	1,821,897
Power Assets Holdings, Ltd.	291,000	2,172,314

		5,441,353

Ireland — 1.1%
CRH PLC	51,200	1,094,148

Israel — 2.5%
Bezeq Israeli Telecommunication Corp., Ltd.	430,770	712,064
Teva Pharmaceutical Industries, Ltd.	40,220	1,801,975

		2,514,039

Japan — 8.3%
Makita Corp.	38,000	1,580,022
Mitsubishi Electric Corp.	160,000	1,434,863
Shin-Etsu Chemical Co., Ltd.	24,600	1,317,911
Sumitomo Rubber Industries, Ltd.	120,800	1,520,216
Tokyu REIT, Inc., REIT	207	1,135,712
Toyota Tsusho Corp.	71,500	1,434,574

		8,423,298

Malaysia — 3.8%
Lafarge Malayan Cement Bhd	392,400	940,555
Malayan Banking Bhd	517,000	1,510,182
Telekom Malaysia Bhd	772,000	1,337,566

		3,788,303

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Netherlands — 4.8%
Koninklijke KPN NV	154,570	$ 1,675,269
Koninklijke Vopak NV	9,830	548,744
Reed Elsevier NV	129,410	1,597,060
Unilever NV	32,000	1,062,855

		4,883,928

Norway — 1.0%
Telenor ASA	54,510	1,007,422

Singapore — 3.6%
ComfortDelGro Corp., Ltd.	764,000	934,650
Sakari Resources, Ltd.	212,000	450,902
StarHub, Ltd.	377,000	886,243
United Overseas Bank, Ltd.	69,000	995,842
Venture Corp., Ltd.	59,000	397,689

		3,665,326

Spain — 1.9%
Telefonica SA	110,330	1,882,975

Sweden — 1.0%
Swedish Match AB	25,170	961,259

Switzerland — 11.7%
Givaudan SA (2)	609	575,208
Nestle SA	49,470	3,023,865
Novartis AG	43,370	2,362,891
Panalpina Welttransport Holding AG (2)	6,380	772,201
Roche Holding AG	15,250	2,654,886
Schindler Holding AG	4,975	613,145
Syngenta AG (2)	1,840	599,978
Zurich Financial Services AG (2)	4,950	1,246,391

		11,848,565

Taiwan — 2.7%
Advantech Co., Ltd.	262,400	883,712
Chunghwa Telecom Co., Ltd.	378,000	1,162,444
MediaTek, Inc.	70,000	716,764

		2,762,920

United Kingdom — 14.9%
BP PLC	139,200	1,090,436
British American Tobacco PLC	22,200	1,122,052
British Sky Broadcasting Group PLC	90,000	959,313
GlaxoSmithKline PLC	59,300	1,308,501
Legal & General Group PLC	633,100	1,216,696
National Grid PLC	105,100	1,072,611
Royal Dutch Shell PLC, A Shares	51,720	1,887,694
Royal Dutch Shell PLC, B Shares	38,200	1,415,693
SSE PLC	53,500	1,097,960
Tesco PLC	202,300	1,017,333
United Utilities Group PLC	108,200	1,052,608
Vodafone Group PLC	660,600	1,779,781

		15,020,678

Total Common Stocks (identified cost $87,205,958)		92,101,671
Preferred Stocks — 1.1%

Germany — 1.1%
Fuchs Petrolub AG	22,012	$ 1,169,544

Total Preferred Stocks (identified cost $967,803)		1,169,544

Total Investments — 92.4% (identified cost $88,173,761)		93,271,215
Other Assets and Liabilities — 7.6%		7,636,547

Total Net Assets — 100.0%		$100,907,762

Industry Division

Industry	Value	% of Total Net Assets
Agriculture	$2,083,311	2.1%
Apparel	847,868	0.8
Auto Parts & Equipment	1,520,217	1.5
Banks	4,327,921	4.3
Building Materials	2,034,703	2.0
Chemicals	5,275,271	5.2
Coal	450,902	0.5
Commercial Services	1,459,734	1.5
Computers	3,918,600	3.9
Distribution/Wholesale	1,434,574	1.4
Electric	3,270,273	3.2
Electrical Components & Equipment	2,550,520	2.5
Electronics	397,689	0.4
Food	8,689,306	8.6
Gas	1,072,611	1.1
Hand/Machine Tools	2,193,167	2.2
Insurance	4,302,211	4.3
Media	2,556,373	2.5
Mining	788,471	0.8
Oil & Gas	9,899,673	9.8
Pharmaceuticals	10,005,994	9.9
Real Estate Investment Trusts	1,135,712	1.1
Semiconductors	1,744,068	1.7
Software	1,564,209	1.6
Telecommunications	14,180,168	14.1
Transportation	3,345,517	3.3
Water	1,052,608	1.0

Total Common Stocks	92,101,671	91.3
Preferred Stocks	1,169,544	1.1

Total Investments	93,271,215	92.4
Other Assets and Liabilities	7,636,547	7.6

Total Net Assets	$100,907,762	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	4.9%
Consumer Staples	10.7
Energy	11.4
Financials	9.7
Healthcare	9.9
Industrials	10.9
Information Technology	8.8
Materials	8.0
Telecommunication Services	12.8
Utilities	5.3
Other Assets & Liabilities, Net	7.6

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Lloyd George Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 90.8%

Argentina — 0.2%
YPF SA, ADR	5,390	$ 141,380

Bermuda — 6.1%
Credicorp, Ltd.	9,300	1,142,877
Jardine Matheson Holdings, Ltd.	24,000	1,224,000
VTech Holdings, Ltd.	111,400	1,255,300

		3,622,177

Brazil — 12.2%
AES Tiete SA	72,700	939,840
BM&FBOVESPA SA	121,500	812,948
CCR SA	153,100	1,223,195
EDP—Energias do Brasil SA	32,400	792,430
Localiza Rent a Car SA	55,800	1,030,703
Petroleo Brasileiro SA	88,600	1,325,969
Vale SA, ADR	45,510	1,118,636

		7,243,721

Chile — 2.8%
Aguas Andinas SA, Class A	1,237,190	755,437
Banco Santander—Chile, ADR	11,250	911,363

		1,666,800

China — 2.5%
Dongfeng Motor Group Co., Ltd., Class H	290,000	566,076
PetroChina Co., Ltd., Class H	608,000	918,718

		1,484,794

Colombia — 1.3%
Ecopetrol SA, ADR	13,600	791,384

Czech Republic — 1.4%
CEZ AS	19,500	842,049

Hong Kong — 9.9%
China Mobile, Ltd.	77,000	823,490
CLP Holdings, Ltd.	116,500	1,031,891
CNOOC, Ltd.	492,000	1,126,572
SJM Holdings, Ltd.	543,000	1,139,738
Swire Pacific, Ltd.	392,500	865,340
Swire Properties, Ltd. (2)	45,850	112,789
Television Broadcasts, Ltd.	127,000	808,057

		5,907,877

India — 4.7%
Ashok Leyland, Ltd.	1,495,440	854,363
Mahindra & Mahindra, Ltd.	72,460	1,051,195
Tata Consultancy Services, Ltd.	35,280	878,868

		2,784,426

Indonesia — 2.9%
Bank Mandiri Tbk PT	1,473,904	1,053,956
United Tractors Tbk PT	207,500	667,128

		1,721,084

Israel — 1.4%
Israel Chemicals, Ltd.	79,630	844,529

Malaysia — 3.8%
Kuala Lumpur Kepong Bhd	129,100	1,009,355
Public Bank Bhd	269,400	1,226,712

		2,236,067

Mauritius — 1.8%
Golden Agri-Resources, Ltd.	1,804,000	1,052,989
Common Stocks (continued)

Mexico — 1.3%
Grupo Financiero Banorte SAB de CV, Class O	196,900	$ 797,340

Peru — 1.1%
Cia de Minas Buenaventura SA, ADR	16,260	652,514

Philippines — 1.6%
Universal Robina Corp.	773,260	958,549

Russia — 4.8%
LUKOIL OAO, ADR	16,820	1,072,275
NovaTek OAO, GDR	7,110	1,031,661
Sberbank of Russia	213,570	730,409

		2,834,345

Singapore — 2.8%
Fraser and Neave, Ltd.	135,000	722,145
Jardine Cycle & Carriage, Ltd.	25,000	955,303

		1,677,448

South Africa — 9.8%
African Bank Investments, Ltd.	178,920	935,811
Discovery Holdings, Ltd.	206,140	1,342,444
FirstRand, Ltd.	261,280	831,288
Foschini Group, Ltd.	73,930	1,163,283
Life Healthcare Group Holdings, Ltd.	339,470	982,897
MTN Group, Ltd.	30,630	551,686

		5,807,409

South Korea — 8.0%
Hyundai Marine & Fire Insurance Co., Ltd.	37,440	1,080,974
Hyundai Motor Co.	4,700	907,462
KT&G Corp.	16,800	1,099,251
Samsung Electronics Co., Ltd.	1,560	1,681,700

		4,769,387

Taiwan — 5.9%
Catcher Technology Co., Ltd.	86,000	630,460
Chunghwa Telecom Co., Ltd.	287,000	882,596
St. Shine Optical Co., Ltd.	44,000	555,314
Taiwan Semiconductor Manufacturing Co., Ltd.	514,839	1,420,378

		3,488,748

Thailand — 4.5%
Bangkok Bank PCL	114,926	736,681
Kasikornbank PCL	160,669	788,348
PTT PCL	96,300	1,123,208

		2,648,237

Total Common Stocks (identified cost $46,495,674)		53,973,254

Preferred Stocks — 5.9%

Brazil — 5.9%
Cia Energetica de Minas Gerais	73,600	1,687,367
Itausa—Investimentos Itau SA	117,300	819,683
Telefonica Brasil SA	33,800	1,011,687

Total Preferred Stocks (identified cost $2,966,912)		3,518,737

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Lloyd George Emerging Markets Equity Fund (continued)

Description	Principal Amount	Value

Short-Term Investments — 2.3%

Repurchase Agreement — 2.3%
Agreement with State Street Bank & Trust Co., 0.030%, dated 2/29/2012, to be repurchased at $1,341,128 on 3/1/2012, collateralized by a U.S. Government Agency Obligation with a maturity of 5/25/2041, with a market value of $1,369,641 (at amortized cost)	$1,341,127	$ 1,341,127

Total Short-Term Investments (identified cost $1,341,127)		1,341,127

Total Investments — 99.0% (identified cost $50,803,713)		58,833,118
Other Assets and Liabilities — 1.0%		579,015

Total Net Assets — 100.0%		$59,412,133

Industry Division

Industry	Value	% of Total Net Assets
Agriculture	$3,161,594	5.3%
Auto Manufacturers	3,379,095	5.7
Banks	8,218,973	13.8
Chemicals	844,529	1.4
Commercial Services	2,253,899	3.8
Computers	878,869	1.5
Distribution/Wholesale	955,303	1.6
Diversified Financial Services	1,748,759	2.9
Electric	3,606,209	6.1
Food	958,549	1.6
Healthcare-Products	555,314	0.9
Healthcare-Services	982,897	1.6
Holding Companies-Diversified	2,089,340	3.5
Insurance	2,423,417	4.1
Iron/Steel	1,118,636	1.9
Lodging	1,139,739	1.9
Machinery-Construction & Mining	667,129	1.1
Media	808,057	1.4
Metal Fabricate/Hardware	630,460	1.1
Mining	652,514	1.1
Oil & Gas	7,531,167	12.7
Real Estate	834,934	1.4
Retail	1,163,283	2.0
Semiconductors	3,102,079	5.2
Telecommunications	3,513,072	5.9
Water	755,437	1.3

Total Common Stocks	53,973,254	90.8
Preferred Stocks	3,518,737	5.9
Repurchase Agreement	1,341,127	2.3

Total Investments	58,833,118	99.0
Other Assets and Liabilities	579,015	1.0

Total Net Assets	$59,412,133	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	11.1%
Consumer Staples	6.9
Energy	12.7
Financials	22.4
Healthcare	2.6
Industrials	11.0
Information Technology	9.9
Materials	4.4
Telecommunication Services	5.5
Utilities	10.2
Other Assets & Liabilities, Net	3.3

Total	100.0%

Pyrford Global Strategic Return Fund

Description	Shares	Value
Common Stocks — 23.6%

Australia — 0.8%
Brambles, Ltd.	7,000	$ 54,352
QBE Insurance Group, Ltd.	4,500	56,223
Woolworths, Ltd.	2,100	57,002

		167,577

Belgium — 0.1%
Colruyt SA	600	23,518

Bermuda — 0.6%
VTech Holdings, Ltd.	10,300	116,065

Canada — 0.8%
Imperial Oil, Ltd.	2,111	100,894
Metro, Inc.	1,241	64,292

		165,186

France — 0.4%
Air Liquide SA	160	20,790
Sanofi	350	25,884
Total SA	800	44,755

		91,429

Germany — 0.2%
SAP AG	320	21,594
Wincor Nixdorf AG	410	22,276

		43,870

Hong Kong — 2.1%
CNOOC, Ltd.	51,000	116,779
Hang Seng Bank, Ltd.	10,000	140,146
Power Assets Holdings, Ltd.	22,000	164,230

		421,155

Israel — 0.9%
Bezeq Israeli Telecommunication Corp., Ltd.	24,890	41,143
Teva Pharmaceutical Industries, Ltd.	2,980	133,513

		174,656

Japan — 0.9%
Makita Corp.	1,500	62,369
Shin-Etsu Chemical Co., Ltd.	1,000	53,574
Sumitomo Rubber Industries, Ltd.	4,900	61,664

		177,607

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Pyrford Global Strategic Return Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Malaysia — 1.3%
Malayan Banking Bhd	46,000	$ 134,368
Telekom Malaysia Bhd	79,000	136,875

		271,243

Netherlands — 0.3%
Koninklijke KPN NV	1,950	21,135
Reed Elsevier NV	1,830	22,584
Unilever NV	430	14,282

		58,001

Norway — 0.5%
Telenor ASA	5,010	92,592

Singapore — 1.3%
ComfortDelGro Corp., Ltd.	73,000	89,305
StarHub, Ltd.	33,000	77,576
United Overseas Bank, Ltd.	6,000	86,595

		253,476

Spain — 0.1%
Telefonica SA	1,700	29,013

Sweden — 0.4%
Swedish Match AB	2,360	90,130

Switzerland — 1.4%
Nestle SA	1,420	86,798
Novartis AG	1,260	68,647
Roche Holding AG	450	78,341
Syngenta AG (2)	60	19,564
Zurich Financial Services AG (2)	110	27,698

		281,048

Taiwan — 1.0%
Advantech Co., Ltd.	19,600	66,009
Chunghwa Telecom Co., Ltd.	43,000	132,236

		198,245

United Kingdom — 1.0%
BP PLC	1,900	14,884
British American Tobacco PLC	300	15,163
British Sky Broadcasting Group PLC	1,300	13,857
GlaxoSmithKline PLC	1,000	22,066
Legal & General Group PLC	9,100	17,488
National Grid PLC	1,500	15,308
Royal Dutch Shell PLC, A Shares	800	29,199
SSE PLC	800	16,418
Tesco PLC	2,900	14,584
United Utilities Group PLC	1,500	14,592
Vodafone Group PLC	9,100	24,517

		198,076

United States — 9.5%
Altria Group, Inc.	6,500	195,650
Automatic Data Processing, Inc.	1,670	90,714
Exxon Mobil Corp.	4,590	397,035
General Dynamics Corp.	2,122	155,394
Home Depot, Inc.	3,278	155,935
Linear Technology Corp.	4,410	147,647
McDonald’s Corp.	1,301	129,163
Microsoft Corp.	6,200	196,788
Philip Morris International, Inc.	1,600	133,632
Sigma-Aldrich Corp.	1,209	86,794
Stryker Corp.	2,167	116,238
Common Stocks (continued)

United States (continued)
T. Rowe Price Group, Inc.	2,047	$ 126,075

		1,931,065

Total Common Stocks (identified cost $4,534,601)		4,783,952

Preferred Stocks — 0.1%

Germany — 0.1%
Fuchs Petrolub AG	412	21,890

Total Preferred Stocks (identified cost $18,655)		21,890

International Bonds — 70.5%

Canada — 11.2%
Canadian Government Bond, 2.500%, 9/1/2013 (12)	$2,200,000	2,270,261

Germany — 9.0%
Bundesrepublik Deutschland, 3.500%, 1/4/2016 (12)	400,000	593,601
Bundesrepublik Deutschland, 3.750%, 7/4/2013 (12)	420,000	586,283
Bundesrepublik Deutschland, 3.750%, 1/4/2015 (12)	440,000	643,280

		1,823,164

United Kingdom — 8.8%
United Kingdom Treasury Bond, 2.250%, 3/7/2014 (12)	170,000	280,370
United Kingdom Treasury Bond, 4.750%, 9/7/2015 (12)	600,000	1,092,717
United Kingdom Treasury Bond, 5.000%, 9/7/2014 (12)	230,000	407,791

		1,780,878

United States — 41.5%
United States Treasury Note/Bond, 0.250%, 11/30/2013	2,400,000	2,398,875
United States Treasury Note/Bond, 0.375%, 11/15/2014	1,000,000	999,375
United States Treasury Note/Bond, 1.250%, 8/31/2015	800,000	819,875
United States Treasury Note/Bond, 1.375%, 11/30/2015	800,000	822,875
United States Treasury Note/Bond, 1.500%, 12/31/2013	2,300,000	2,351,122
United States Treasury Note/Bond, 4.250%, 11/15/2014	900,000	992,883

		8,385,005

Total International Bonds (identified cost $14,140,741)		14,259,308

Total Investments — 94.2% (identified cost $18,693,997)		19,065,150
Other Assets and Liabilities — 5.8%		1,164,018

Total Net Assets — 100.0%		$20,229,168

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford Global Strategic Return Fund (continued)

Industry Division

Industry	Value	% of Total Net Assets
Aerospace/Defense	$155,394	0.8%
Agriculture	434,575	2.1
Auto Parts & Equipment	61,664	0.3
Banks	361,109	1.8
Chemicals	180,722	0.9
Commercial Services	145,066	0.7
Computers	88,285	0.4
Diversified Financial Services	126,075	0.6
Electric	180,648	0.9
Food	260,475	1.3
Gas	15,308	0.1
Hand/Machine Tools	62,369	0.3
Healthcare-Products	116,238	0.6
Insurance	101,409	0.5
Media	36,441	0.2
Oil & Gas	703,545	3.5
Pharmaceuticals	328,452	1.6
Retail	285,098	1.4
Semiconductors	147,647	0.7
Software	218,382	1.1
Telecommunications	671,151	3.3
Transportation	89,306	0.4
Water	14,593	0.1

Total Common Stocks	4,783,952	23.6
Preferred Stocks	21,890	0.1
International Bonds	14,259,308	70.5

Total Investments	19,065,150	94.2
Other Assets and Liabilities	1,164,018	5.8

Total Net Assets	$20,229,168	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	1.9%
Consumer Staples	3.4
Energy	3.6
Financials	2.9
Healthcare	2.2
Industrials	1.8
Information Technology	3.3
Materials	0.9
Telecommunication Services	32.7
Utilities	1.0
International Bonds	70.5
Other Assets & Liabilities, Net	5.8

Total	100.0%

Ultra Short Tax-Free Fund

Description	Principal Amount	Value
Municipals — 91.9%

Alabama — 2.2%
Alabama Agricultural & Mechanical University, AMBAC, 5.000%, 11/1/2012	$ 300,000	$ 304,935
Alabama Agricultural & Mechanical University, AMBAC, 5.000%, 11/1/2013	475,000	487,887
Alabama Board of Education, AMBAC, 5.375%, 10/1/2014, Call 4/2/2012	50,000	50,077
Alabama Drinking Water Finance Authority, AMBAC, 5.000%, 8/15/2014	500,000	539,340
Alabama Drinking Water Finance Authority, AMBAC, 5.250%, 8/15/2021, Call 3/15/2012	690,000	690,966
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	700,000	753,018
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, 5.000%, 11/15/2012	1,600,000	1,639,632
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, 5.000%, 11/15/2013	1,045,000	1,103,238
County of Jefferson, 5.400%, 9/1/2012, Call 4/2/2012	10,000	10,003
County of Pike, 2.000%, 10/1/2012	470,000	472,162
Health Care Authority for Baptist Health, ACG, 0.630%, 11/15/2037, Call 3/2/2012 (3)	1,100,000	1,100,000
Southeast Alabama Gas District, 3.000%, 8/1/2027, Call 3/1/2012 (3)	5,000,000	5,000,000

		12,151,258

Alaska — 0.1%
Alaska Housing Finance Corp., 3.875%, 6/1/2014, Call 10/1/2012	50,000	50,282
Alaska Industrial Development & Export Authority, 3.500%, 4/1/2012	270,000	270,462
State of Alaska, AMBAC, 4.550%, 7/15/2012	100,000	101,140
State of Alaska, AMBAC, 4.600%, 7/15/2013, Call 7/15/2012	160,000	162,528

		584,412

Arizona — 2.2%
Arizona Health Facilities Authority, 1.160%, 2/2/2015, Call 2/1/2013 (3)	45,000	41,979
Arizona Health Facilities Authority, NATL-RE FGIC, 5.500%, 6/1/2014	1,130,000	1,201,540
Arizona School Facilities Board, 4.000%, 9/1/2014	100,000	106,060

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	$ 50,000	$ 53,247
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	25,000	26,824
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	500,000	520,620
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2014	505,000	547,890
Arizona School Facilities Board, NATL-RE FGIC, 5.250%, 9/1/2014, Call 9/1/2013	175,000	184,600
County of Mohave, AGC, 3.250%, 4/1/2012	65,000	65,128
Glendale Industrial Development Authority, 3.875%, 12/1/2012	40,000	40,493
Maricopa County Elementary School District No. 2 Riverside, 3.000%, 7/1/2012	425,000	426,827
Maricopa County Pollution Control Corp., 6.000%, 5/1/2014 (3)	1,500,000	1,642,950
Maricopa County School District No. 17 Tolleson Elementary, 3.000%, 7/1/2012	300,000	301,776
Maricopa County Stadium District, AMBAC, 5.250%, 6/1/2012	250,000	249,562
Maricopa County Unified School District No. 95 Queen Creek, NATL-RE FGIC, 3.500%, 7/1/2012	225,000	226,123
Pima County Industrial Development Authority, 6.250%, 7/1/2013, Call 7/1/2012	240,000	241,018
Pima County Unified School District No. 30 Sahuarita, 0.000%, 7/1/2012	221,000	219,221
Pima County Unified School District No. 30 Sahuarita, 3.000%, 7/1/2012	900,000	904,977
Pima County Unified School District No. 6 Marana, NATL-RE, 4.500%, 7/1/2012	175,000	176,883
Pima County Unified School District No. 6 Marana, NATL-RE, 4.500%, 7/1/2013	50,000	52,030
Pinal County Electric District No. 3, 2.000%, 7/1/2013	745,000	756,436
Pinal County Electric District No. 3, 4.000%, 7/1/2014	1,000,000	1,055,420
Surprise Municipal Property Corp., AMBAC, 3.500%, 7/1/2012	100,000	101,039
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2013	100,000	105,457
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	100,000	107,956
Town of Gilbert, Transportation, 5.000%, 7/1/2012	50,000	50,738
University Medical Center Corp., 4.000%, 7/1/2013	500,000	518,570
Municipals (continued)

Arizona (continued)
University Medical Center Corp., 5.000%, 7/1/2013	$ 540,000	$ 567,119
Yuma Municipal Property Corp., 5.000%, 7/1/2019	1,385,000	1,659,368

		12,151,851

Arkansas — 0.2%
Conway Health Facilities Board, 2.750%, 8/1/2012	270,000	272,082
County of Jefferson, AGM, 3.000%, 6/1/2014	500,000	515,775
Siloam Springs Public Education Facilities Board, 2.000%, 12/1/2012	100,000	101,134

		888,991

California — 7.9%
Alvord Unified School District, NATL-RE, 5.050%, 2/1/2013	370,000	382,924
Anaheim City School District, NATL-RE FGIC, 0.000%, 8/1/2017	200,000	175,332
Anaheim Public Financing Authority, AMBAC, 4.000%, 10/1/2012	25,000	25,299
Antioch Area Public Facilities Financing Agency, NATL-RE, 4.250%, 8/1/2012	100,000	101,336
Bay Area Governments Association, XLCA, 4.000%, 3/1/2012	225,000	225,000
California Community College Financing Authority, 3.000%, 6/1/2013	200,000	205,010
California Health Facilities Financing Authority, 3.500%, 8/15/2014	250,000	263,005
California Housing Finance Agency, 2.375%, 8/1/2014, Call 2/1/2013	650,000	653,373
California Infrastructure & Economic Development Bank, NATL-RE FGIC, 4.250%, 5/1/2013	950,000	974,823
California State Public Works Board, AMBAC, 5.250%, 6/1/2012	100,000	101,078
Carlsbad Unified School District, 0.000%, 8/1/2012	45,000	44,938
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2012	300,000	302,685
City of Duarte, 2.000%, 7/1/2022, Call 3/7/2012 (3)	75,000	75,000
City of Fresno CA Water System Revenue, NATL-RE FGIC, 5.250%, 6/1/2015, Call 6/1/2013	525,000	549,659
City of Lodi, NATL-RE, 4.500%, 10/1/2016, Call 10/1/2014	175,000	189,305
City of Lodi, NATL-RE, 5.500%, 10/1/2017, Call 10/1/2014	175,000	192,502
City of Palo Alto, 2.000%, 9/2/2013	250,000	253,170
City of Santa Ana, AMBAC, 5.000%, 6/1/2012	225,000	226,220

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
City of Santa Rosa, 0.630%, 9/1/2033, Call 3/1/2012 (3)	$ 300,000	$ 300,000
City of Turlock, 5.000%, 10/15/2012	895,000	914,413
City of Yucaipa, 3.000%, 9/1/2014	425,000	434,749
City of Yucaipa, 3.000%, 9/1/2015	345,000	350,265
Compton Community College District, NATL-RE, 4.000%, 7/1/2013	100,000	102,820
County of San Bernardino, NATL-RE, 4.000%, 7/1/2012	240,000	241,447
Delhi Unified School District, AMBAC, 0.000%, 8/1/2012	405,000	400,180
Fairfield-Suisun Unified School District, AMBAC, 5.000%, 8/15/2013	1,980,000	2,071,951
Fresno Joint Powers Financing Authority, XLCA, 4.000%, 10/1/2014, Call 4/2/2012	90,000	90,146
Gilroy Unified School District, 0.000%, 4/1/2013	500,000	489,965
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2012	250,000	251,567
Golden State Tobacco Securitization Corp., AMBAC, 5.000%, 6/1/2014	150,000	159,869
Hemet Unified School District, 1.660%, 10/1/2012 (3)	5,000,000	5,000,200
Hesperia Unified School District, FSA, 3.000%, 2/1/2038, Call 3/1/2012 (3)	4,000,000	4,000,000
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	94,760
Long Beach Bond Finance Authority, AMBAC, 5.000%, 8/1/2012	100,000	100,796
Long Beach Bond Finance Authority, AMBAC, 5.500%, 11/1/2014, Call 4/2/2012	100,000	100,217
Los Angeles Convention & Exhibit Center Authority, AMBAC, 3.500%, 8/15/2014	50,000	51,987
Midpeninsula Regional Open Space District, AMBAC, 3.250%, 9/1/2012	100,000	100,869
Oakland Unified School District/Alameda County, NATL-RE FGIC, 5.000%, 8/1/2013	180,000	188,521
Pittsburg Infrastructure Financing Authority, AGM, 2.000%, 9/2/2012	175,000	175,641
Pittsburg Infrastructure Financing Authority, AGM, 2.000%, 9/2/2013	200,000	200,792
Pittsburg Infrastructure Financing Authority, AGM, 3.000%, 9/2/2014	390,000	396,669
Municipals (continued)

California (continued)
Placer County Community Facilities District, 3.000%, 9/1/2013	$ 735,000	$ 748,009
Plumas Unified School District, 3.900%, 8/1/2012	25,000	25,119
Puttable Floating Option Tax-Exempt Receipts, 0.660%, 8/1/2030	6,260,000	6,260,000
Puttable Floating Option Tax-Exempt Receipts, 1.060%, 2/1/2025 (3)	1,980,000	1,980,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.690%, 8/1/2037, Call 8/1/2017 (3)(5)(6)	2,500,000	2,500,000
Rancho Santa Fe Community Services District, 3.000%, 9/1/2012	195,000	196,964
Rancho Santa Fe Community Services District, 3.000%, 9/1/2013	235,000	239,507
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2012	100,000	101,400
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2013	100,000	105,444
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2013	450,000	462,321
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2014	460,000	473,943
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	734,834
Santa Barbara Redevelopment Agency, AMBAC, 5.000%, 3/1/2013	500,000	516,610
Santa Rosa Elementary School District, AGM, 2.000%, 8/1/2012	265,000	266,717
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2013	2,000,000	2,044,900
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2014	760,000	780,041
Savanna Elementary School District, 4.000%, 5/1/2012	1,000,000	1,004,350
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	107,879
Southern California Public Power Authority, 5.000%, 11/1/2014	900,000	951,723
State of California, 4.500%, 4/1/2012	20,000	20,059
State of California, 5.200%, 3/1/2014, Call 4/2/2012	75,000	75,258
State of California, NATL-RE, 5.000%, 6/1/2012, Call 4/2/2012	150,000	150,495
State of California, NATL-RE FGIC, 4.500%, 2/1/2014, Call 4/2/2012	35,000	35,106

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Stockton Unified School District, NATL-RE, 4.500%, 1/1/2014, Call 4/2/2012	$ 375,000	$ 379,635
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013	500,000	508,990
Vallejo City Unified School District, NATL-RE, 5.200%, 2/1/2014	725,000	748,860
West Kern Water District, 3.000%, 6/1/2013	205,000	209,752
Westlands Water District, 4.000%, 9/1/2012	125,000	127,146

		42,913,545

Colorado — 7.1%
Broomfield Urban Renewal Authority, 1.100%, 12/1/2030, Call 3/1/2012 (3)	5,100,000	5,100,000
City of Colorado Springs, AMBAC, 1.450%, 12/15/2024 (3)	5,975,000	5,975,000
Colorado Educational & Cultural Facilities Authority, 2.375%, 3/1/2013	150,000	151,196
Colorado Educational & Cultural Facilities Authority, 2.400%, 12/1/2012	125,000	125,666
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2012	200,000	200,902
Colorado Educational & Cultural Facilities Authority, 4.500%, 12/15/2014, Call 4/2/2012	190,000	190,150
Colorado Educational & Cultural Facilities Authority, 4.750%, 12/15/2015, Call 4/2/2012	1,045,000	1,045,815
Colorado Educational & Cultural Facilities Authority, CIFG, 4.000%, 6/1/2014	300,000	307,749
Colorado Educational & Cultural Facilities Authority, XLCA, 3.600%, 12/1/2012	100,000	101,910
Colorado Educational & Cultural Facilities Authority, XLCA, 5.000%, 6/15/2014	465,000	488,245
Colorado Housing & Finance Authority, 0.850%, 4/1/2038, Call 3/7/2012 (3)	7,140,000	7,140,000
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	554,736
Colorado Water Resources & Power Development Authority, NATL-RE, 5.000%, 9/1/2016, Call 9/1/2014	185,000	199,018
Cornerstar Metropolitan District, 1.310%, 12/1/2037, Call 3/1/2012 (3)	1,900,000	1,900,000
Municipals (continued)

Colorado (continued)
E-470 Public Highway Authority, 2.880%, 9/1/2014, Call 3/1/2014 (3)	$ 2,000,000	$ 2,004,020
Goldsmith Metropolitan District, 1.650%, 12/1/2034, Call 3/1/2012 (3)	5,120,000	5,120,000
Grand Junction Downtown Development Authority, 3.000%, 12/15/2012	80,000	80,151
Rangely Hospital District, 3.000%, 11/1/2013	1,000,000	1,017,830
Rangely Hospital District, 3.000%, 11/1/2014	665,000	674,510
Regional Transportation District, AMBAC, 5.000%, 12/1/2012	445,000	458,301
State of Colorado, 0.000%, 3/1/2012	300,000	300,000
Town of Castle Rock Co., NATL-RE FGIC, 3.800%, 12/1/2012	240,000	244,716
University of Colorado, NATL-RE, 0.900%, 6/1/2025 (3)	5,470,000	5,470,000
Washington County School District R-3, 5.100%, 12/1/2012, Call 4/2/2012	30,000	30,095

		38,880,010

Connecticut — 0.3%
City of Bridgeport, AMBAC, 6.250%, 3/1/2012	275,000	275,000
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	670,000	687,822
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2013	875,000	922,276

		1,885,098

Florida — 5.4%
Bay Laurel Center Community Development District, AGM, 2.000%, 9/1/2013	400,000	405,716
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	137,790
Citizens Property Insurance Corp., 1.910%, 6/1/2013 (3)	2,000,000	2,016,760
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	26,633
Citizens Property Insurance Corp., 5.000%, 6/1/2013	200,000	210,742
Citizens Property Insurance Corp., AGC, 4.500%, 6/1/2014	200,000	215,134
Citizens Property Insurance Corp., BHAC-CR NATL-RE, 5.000%, 3/1/2012	185,000	185,000
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2014	550,000	596,629
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2015	105,000	114,382

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
City of Daytona Beach FL Utility System Revenue, AGM, 4.250%, 11/15/2014, Call 11/15/2012	$ 100,000	$ 101,919
City of Gulf Breeze, 3.000%, 12/1/2012, Call 4/2/2012 (3)	10,000,000	10,053,000
City of Lakeland, 3.000%, 11/15/2013	250,000	257,992
City of Lakeland, NATL-RE, 0.000%, 10/1/2014	100,000	97,842
City of Leesburg, 5.000%, 7/1/2012	110,000	111,442
City of Leesburg, 5.000%, 7/1/2016, Call 7/1/2013	100,000	103,281
City of Melbourne FL Water & Sewer Revenue, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	108,960
City of Ocala, AMBAC, 3.400%, 10/1/2012	150,000	151,953
City of Palm Bay, NATL-RE FGIC, 3.250%, 10/1/2012	30,000	30,528
City of Palm Bay, NATL-RE FGIC, 3.250%, 10/1/2012	70,000	71,200
City of Port St. Lucie, AGM, 1.500%, 9/1/2013	535,000	538,231
City of Port St. Lucie, AGM, 1.750%, 9/1/2014	640,000	644,205
City of Sunrise, NATL-RE, 0.000%, 10/1/2015	395,000	351,289
City of Tallahassee, NATL-RE, 6.625%, 12/1/2013, Call 4/2/2012	305,000	306,440
City of Tampa, NATL-RE, 5.500%, 11/15/2014	150,000	168,240
County of Bay, 3.500%, 9/1/2016	375,000	367,365
County of Clay, AMBAC, 3.000%, 6/1/2012	345,000	346,463
County of Miami-Dade, NATL-RE FGIC, 5.000%, 8/1/2014	525,000	571,504
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	164,863
County of Sarasota, AMBAC, 4.000%, 10/1/2013	195,000	200,606
County of St. Lucie, NATL-RE, 5.250%, 10/1/2017, Call 10/1/2013	1,260,000	1,349,687
County of Volusia, AGM, 3.500%, 12/1/2013, Call 4/2/2012	50,000	50,094
Emerald Coast Utilities Authority, NATL-RE FGIC, 0.000%, 1/1/2015	60,000	54,388
Emerald Coast Utilities Authority, NATL-RE FGIC, 6.250%, 1/1/2013	400,000	413,112
Florida Department of Corrections, AMBAC, 3.300%, 3/1/2012	200,000	200,000
Florida Higher Educational Facilities Financial Authority, 3.000%, 7/1/2012	250,000	251,310
Florida Hurricane Catastrophe Fund Finance Corp., 4.125%, 7/1/2013	100,000	104,526
Municipals (continued)

Florida (continued)
Florida State Board of Education, NATL-RE FGIC, 5.000%, 7/1/2017, Call 7/1/2012	$ 150,000	$ 153,831
Halifax Hospital Medical Center, 5.000%, 6/1/2013	100,000	104,657
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2012	500,000	510,740
Hillsborough County Industrial Development Authority, 5.100%, 10/1/2013, Call 10/1/2012	200,000	204,444
Hillsborough County School Board, AMBAC, 4.000%, 10/1/2013	50,000	51,469
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014	150,000	165,861
Orange County Health Facilities Authority, 4.000%, 10/1/2013	220,000	229,599
Orange County Health Facilities Authority, 5.000%, 10/1/2012	735,000	751,773
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	1,005,000	1,036,889
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	1,835,000	2,009,710
Palm Beach County Health Facilities Authority, 5.350%, 10/1/2014, Call 10/1/2013	1,000,000	1,057,660
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	106,837
Palm Beach County Solid Waste Authority, AMBAC, 0.000%, 10/1/2013	100,000	97,434
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2013	105,000	107,404
Polk County School District, AGM, 4.500%, 10/1/2012	25,000	25,555
Polk County School District, NATL-RE, 5.000%, 10/1/2013	145,000	152,669
St. Johns County School Board, NATL-RE, 4.100%, 7/1/2014	400,000	419,612
St. Lucie County School Board, NATL-RE FGIC, 5.000%, 10/1/2012	855,000	873,759
Volusia County Educational Facility Authority, AGM, 3.000%, 10/15/2012	250,000	252,915
Volusia County Educational Facility Authority, RADIAN, 4.000%, 10/15/2012	40,000	40,692

		29,432,736

Georgia — 2.2%
Bartow County Development Authority, 5.100%, 6/6/2013 (3)	100,000	102,895
Burke County Development Authority, 6.750%, 4/1/2012 (3)	325,000	326,417

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	$ 400,000	$ 439,752
East Point Building Authority, XLCA, 4.000%, 2/1/2013	35,000	35,501
Fulton County Development Authority, 4.000%, 10/1/2019	2,000,000	2,232,080
Fulton County Development Authority, 5.000%, 3/15/2016	210,000	235,040
Fulton County Development Authority, 5.000%, 10/1/2019	2,000,000	2,370,220
Gainesville & Hall County Development Authority, 5.000%, 11/15/2012	230,000	235,877
Gainesville & Hall County Development Authority, 7.250%, 11/15/2029, Call 4/2/2012	2,000,000	2,009,900
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	2,010,000	1,486,435
Georgia Municipal Gas Authority, 2.000%, 5/23/2012	200,000	200,770
Private Colleges & Universities Authority, 4.000%, 10/1/2013	710,000	739,394
Private Colleges & Universities Authority, 4.000%, 10/1/2015	1,535,000	1,634,299

		12,048,580

Hawaii — 0.0%
Hawaii State Department of Budget & Finance, 5.250%, 7/1/2013, Call 4/16/2012	110,000	110,322

Illinois — 7.2%
Boone Mchenry & Dekalb Counties Community Unit School District 100, AGM, 0.000%, 12/1/2012	40,000	39,770
Central Lake County Joint Action Water Agency, AMBAC, 5.250%, 5/1/2016, Call 5/1/2013	125,000	130,628
Chicago Public Building Commission, AMBAC, 4.000%, 3/1/2012	100,000	100,000
Chicago Transit Authority, AMBAC, 4.000%, 6/1/2012	140,000	141,049
Chicago Transit Authority, AMBAC, 4.000%, 6/1/2012	10,000	10,091
Chicago Transit Authority, AMBAC, 5.250%, 6/1/2013	205,000	215,906
City of Berwyn, AMBAC, 5.000%, 12/1/2013	1,995,000	2,093,912
City of Chicago, 0.500%, 1/1/2042, Call 3/1/2012 (3)	6,000,000	6,000,000
City of Chicago, NATL-RE, 5.000%, 1/1/2013	200,000	207,408
City of Chicago, NATL-RE, 5.250%, 1/1/2017, Call 1/1/2013	840,000	874,616
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	138,645
Municipals (continued)

Illinois (continued)
City of Joliet, 2.000%, 1/1/2017	$ 180,000	$ 179,915
City of Joliet, 4.000%, 1/1/2014	560,000	588,067
City of Joliet, 4.000%, 1/1/2015	125,000	133,601
City of Ottawa, RADIAN, 4.200%, 8/15/2012	490,000	495,375
City of Waukegan, AGM, 3.000%, 12/30/2013	200,000	205,946
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	575,986
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 12/1/2013	500,000	521,830
Cook County School District No. 149 Dolton, AMBAC, 0.000%, 12/1/2012	300,000	296,445
Cook County School District No. 30 Northbrook-Glenview, NATL-RE, 0.000%, 11/1/2012	955,000	941,764
County of Cook, NATL-RE, 5.250%, 11/15/2016, Call 11/15/2013	315,000	342,062
Illinois Finance Authority, 1.125%, 10/1/2012 (3)	500,000	502,155
Illinois Finance Authority, 4.000%, 4/1/2014	30,000	31,994
Illinois Finance Authority, 4.150%, 11/1/2012 (3)	110,000	111,777
Illinois Finance Authority, 4.390%, 8/15/2031, Call 3/1/2012 (3)	3,220,000	3,220,000
Illinois Finance Authority, 4.500%, 11/15/2012	250,000	254,825
Illinois Finance Authority, 4.550%, 11/1/2018, Call 11/1/2013	100,000	104,363
Illinois Finance Authority, 5.000%, 11/1/2014	100,000	107,611
Illinois Finance Authority, 5.250%, 5/15/2012	385,000	387,302
Illinois Finance Authority, 5.250%, 6/1/2013, Call 4/2/2012	175,000	175,572
Illinois Finance Authority, NATL-RE, 0.000%, 1/1/2013	75,000	73,783
Illinois Finance Authority, NATL-RE, 0.000%, 12/1/2013	50,000	47,903
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015	25,000	28,110
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	54,346
Illinois Housing Development Authority, 4.000%, 7/1/2012	180,000	181,004
Illinois Housing Development Authority, 4.100%, 1/1/2013	220,000	223,058
Illinois Housing Development Authority, NATL-RE, 4.100%, 1/1/2014, Call 7/1/2013	145,000	148,128
Illinois State University, 4.000%, 4/1/2013	605,000	618,352
Kane & DeKalb Counties Community Unit School District No. 301 Burlington, AMBAC, 0.000%, 12/1/2012	100,000	97,795

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Kendall Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2014	$ 155,000	$ 163,420
Kendall Kane & Will Counties Community Unit School District No. 308, 4.000%, 10/1/2015	70,000	77,221
Lake County Community Unit School District No. 116 Round Lake, NATL-RE, 9.000%, 1/1/2013	465,000	490,245
Lake County School District No. 37 Gavin, FSA, 0.000%, 12/1/2014	400,000	376,528
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013	450,000	436,392
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2015	200,000	179,894
Lake County Township High School District No. 126 Zion-Benton, NATL-RE, 0.000%, 2/1/2014	910,000	879,952
Macon-Christian-De Witt Etc Counties Community College District No. 537 Richland, 5.000%, 11/1/2013	275,000	292,262
Marion & Jefferson Counties Community High School District No. 600 Salem, NATL-RE FGIC, 0.000%, 11/1/2016	475,000	407,118
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	169,280
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE FGIC, 0.000%, 1/1/2014	400,000	380,512
Railsplitter Tobacco Settlement Authority, 3.000%, 6/1/2012	400,000	402,364
Railsplitter Tobacco Settlement Authority, 3.125%, 6/1/2014	325,000	338,923
Railsplitter Tobacco Settlement Authority, 4.000%, 6/1/2012	250,000	252,073
Saint Clair County School District No. 118 Belleville, AMBAC, 0.000%, 12/1/2014	200,000	182,064
Saint Clair County School District No. 189 East St. Louis, 2.250%, 1/1/2014	300,000	298,509
State of Illinois, 2.950%, 10/1/2033, Call 3/7/2012 (3)	7,000,000	7,000,000
State of Illinois, 3.500%, 9/1/2012	500,000	507,340
State of Illinois, 5.000%, 3/1/2015, Call 3/1/2014	225,000	241,155
State of Illinois, 5.250%, 10/1/2015, Call 10/1/2012	100,000	102,740
State of Illinois, AGM, 5.250%, 12/1/2018, Call 12/1/2012	100,000	103,339
Municipals (continued)

Illinois (continued)
State of Illinois, AGM, 5.375%, 12/1/2015, Call 12/1/2012	$ 100,000	$ 103,628
State of Illinois, AGM, 5.500%, 4/1/2013	130,000	137,086
State of Illinois, FSA, 5.500%, 12/15/2014, Call 4/2/2012	200,000	200,716
State of Illinois, NATL-RE, 5.500%, 8/1/2017, Call 8/1/2012	1,925,000	1,963,134
Town of Cicero, XLCA, 5.000%, 1/1/2013	235,000	238,433
Town of Cicero, XLCA, 5.000%, 1/1/2014	210,000	215,762
University of Illinois, 5.000%, 10/1/2012	100,000	102,177
University of Illinois, AMBAC, 5.000%, 10/1/2012	250,000	255,370
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	230,830
Village of Cary, RADIAN, 4.400%, 3/1/2016	440,000	442,125
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 3/1/2014	100,000	103,298
Village of Glenwood, AGM, 2.500%, 12/1/2012	170,000	171,105
Village of Glenwood, AGM, 3.000%, 12/1/2013	140,000	142,789
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	169,107
Village of Harwood Heights, XLCA, 4.200%, 12/1/2012	50,000	50,496
Village of Hillside, 2.000%, 12/1/2016	175,000	178,341
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	90,465
Village of Midlothian, 4.000%, 1/1/2014	100,000	102,725
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014, Call 12/1/2012	75,000	75,431
Village of Willow Springs, 2.500%, 12/15/2012	50,000	50,595
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2012	100,000	99,212
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2014	100,000	95,882

		39,101,132

Indiana — 1.7%
Boone County Hospital Association, NATL-RE FGIC, 5.500%, 7/10/2012	50,000	50,847
City of Carmel, AMBAC, 3.850%, 5/1/2013, Call 3/10/2012	150,000	150,077
City of Greenwood, 4.000%, 10/1/2014	100,000	105,842
City of Mishawaka, 2.500%, 3/1/2012	235,000	235,000

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Indiana (continued)
Clarksville High School Building Corp., NATL-RE FGIC, 4.500%, 7/15/2012	$ 50,000	$ 50,781
Columbus Multi School Building Corp., AMBAC, 0.000%, 1/1/2013	100,000	97,779
County of Jasper, NATL-RE, 5.200%, 6/1/2013	100,000	104,548
County of St. Joseph, 3.000%, 4/1/2012	295,000	295,357
Hammond Local Public Improvement Bond Bank, 4.000%, 2/15/2013	250,000	256,217
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2014	500,000	530,730
Indiana Finance Authority, 3.000%, 7/1/2012	100,000	100,540
Indiana Finance Authority, 3.000%, 10/1/2012	110,000	111,049
Indiana Finance Authority, 3.000%, 3/1/2013	380,000	386,099
Indiana Finance Authority, 3.000%, 10/1/2014	3,000,000	3,148,860
Indiana Finance Authority, 5.000%, 5/1/2014	250,000	268,652
Indiana Finance Authority, CIFG, 5.000%, 7/1/2012	100,000	101,229
Indiana Health & Educational Facilities Financing Authority, 5.250%, 3/1/2016	710,000	787,958
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	225,000	245,714
Indiana Municipal Power Agency, NATL-RE, 6.000%, 1/1/2013	200,000	209,200
Northwestern School Building Corp., NATL-RE FGIC State Aid withholding, 5.000%, 7/15/2016, Call 7/15/2014	100,000	108,696
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 1.100%, 7/1/2022, Call 3/1/2012 (3)	1,500,000	1,500,000
St. Joseph County Hospital Authority, 4.750%, 8/15/2012, Call 4/2/2012	350,000	351,053

		9,196,228

Iowa — 1.9%
City of Ames, 3.000%, 6/15/2013	100,000	102,146
City of Ames, 4.000%, 6/15/2014	250,000	263,768
City of Coralville, 5.000%, 6/1/2014	250,000	268,557
City of Coralville, 5.000%, 6/1/2014	2,115,000	2,284,644
City of Hills, 4.000%, 8/15/2015	1,690,000	1,804,278
Iowa Finance Authority, FGIC, 5.000%, 7/1/2014	500,000	541,575
Iowa Higher Education Loan Authority, 3.000%, 10/1/2012	115,000	115,913
Municipals (continued)

Iowa (continued)
Iowa Higher Education Loan Authority, 3.000%, 10/1/2013	$ 160,000	$ 162,462
Iowa Higher Education Loan Authority, 3.000%, 10/1/2015	340,000	357,065
Iowa Higher Education Loan Authority, 3.000%, 10/1/2016	350,000	367,881
Iowa Higher Education Loan Authority, 6.450%, 5/18/2012	3,000,000	3,009,540
Kirkwood Community College, 3.000%, 6/1/2012	190,000	191,127
Marshalltown Community School District, NATL-RE, 5.000%, 5/1/2012	1,000,000	1,005,440

		10,474,396

Kansas — 0.5%
City of Olathe, 4.125%, 3/1/2013, Call 3/1/2012 (3)	700,000	700,000
Geary County Unified School District No. 475, NATL-RE, 5.250%, 9/1/2014	1,025,000	1,104,704
Kansas Development Finance Authority, 3.000%, 11/15/2013	300,000	308,670
Kansas Development Finance Authority, 3.000%, 11/15/2014	395,000	409,520

		2,522,894

Kentucky — 1.8%
City of Owensboro, AMBAC, 0.000%, 1/1/2015	25,000	23,275
City of Pikeville, USDA, 4.000%, 5/1/2013	2,500,000	2,538,100
County of Mason, 0.450%, 10/15/2014, Call 3/7/2012 (3)	4,100,000	4,100,000
Kentucky Economic Development Finance Authority, 4.000%, 5/1/2012	350,000	351,722
Kentucky Public Energy Authority, 3.500%, 2/1/2028, Call 3/1/2012 (3)	3,000,000	3,000,000

		10,013,097

Louisiana — 2.7%
Ascension Parish Industrial Development Board, Inc., 1.510%, 12/1/2041, Call 3/1/2012 (3)	5,000,000	5,000,000
City of New Orleans, FGIC, 5.125%, 12/1/2012	150,000	153,921
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 2.000%, 10/1/2012	100,000	100,563
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 2.000%, 10/1/2013	100,000	101,509
Louisiana Offshore Terminal Authority, 1.875%, 10/1/2013 (3)	335,000	338,039

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2013	$ 100,000	$ 101,228
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2014	100,000	101,517
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2012	2,565,000	2,592,240
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2013	140,000	147,680
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2014	110,000	119,606
New Orleans Aviation Board, AGC, 4.250%, 1/1/2015	250,000	267,705
Plaquemines Parish School Board, AMBAC, 4.650%, 3/1/2012	785,000	785,000
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2012	70,000	68,085
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	275,000	238,070
St. Tammany Parish Hospital Service District No. 1, 2.000%, 7/1/2013	1,000,000	1,009,140
St. Tammany Parish Hospital Service District No. 1, 3.000%, 7/1/2014	1,400,000	1,448,384
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2014, Call 2/1/2013	2,000,000	2,091,000
Terrebonne Parish Hospital Service District No. 1, 4.000%, 4/1/2013	105,000	107,747

		14,771,434

Maine — 0.1%
Town of Bucksport, 4.000%, 3/1/2014	500,000	522,395

Maryland — 1.6%
City of Baltimore, NATL-RE, 0.810%, 7/1/2020 (3)	6,000,000	6,000,000
City of Baltimore, NATL-RE, 5.375%, 9/1/2012, Call 4/2/2012	40,000	40,070
Maryland Health & Higher Educational Facilities Authority, 0.750%, 7/1/2036, Call 3/21/2012 (3)	2,500,000	2,500,000

		8,540,070

Massachusetts — 2.0%
City of Fall River, AGM, 5.250%, 2/1/2018, Call 2/1/2013	100,000	103,818
Commonwealth of Massachusetts, AMBAC, 0.600%, 8/1/2037, Call 8/1/2017 (3)	6,250,000	6,250,000
Municipals (continued)

Massachusetts (continued)
Massachusetts Development Finance Agency, 0.750%, 11/1/2037, Call 3/1/2012 (3)	$ 4,000,000	$ 4,000,000
Massachusetts Development Finance Agency, 4.000%, 7/1/2014	250,000	262,333
Massachusetts Development Finance Agency, 5.000%, 1/1/2014	200,000	214,294

		10,830,445

Michigan — 3.5%
Allen Park Brownfield Redevelopment Authority, AMBAC, 4.250%, 5/1/2012	250,000	249,855
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2012	200,000	201,456
Almont Community Schools, NATL-RE Q-SBLF, 4.000%, 5/1/2015, Call 11/1/2013	200,000	208,848
Anchor Bay School District, Q-SBLF, 5.500%, 5/1/2014, Call 5/1/2012	500,000	504,160
Brighton Area School District, NATL-RE, 4.000%, 5/1/2012	240,000	240,943
Charter Township of Bath, NATL-RE, 4.000%, 11/1/2012	130,000	132,566
Charter Township of Redford, AMBAC, 4.800%, 4/1/2015, Call 10/1/2012	275,000	275,759
City of Detroit MI Water Supply System Revenue, AGM, 5.000%, 7/1/2014	505,000	542,895
City of Detroit, AGM, 5.000%, 7/1/2012	50,000	50,778
City of Detroit, NATL-RE, 5.000%, 7/1/2012	850,000	859,869
City of Detroit, NATL-RE, 5.000%, 7/1/2012	1,000,000	1,011,610
City of Detroit, NATL-RE, 5.000%, 9/30/2013	3,090,000	3,246,230
City of Detroit, NATL-RE, 5.500%, 7/1/2013 (3)	650,000	685,217
City of Garden City, NATL-RE, 4.750%, 11/1/2012	100,000	101,971
City of Grand Haven, NATL-RE, 5.500%, 7/1/2014	200,000	210,988
City of Marquette, AMBAC, 4.000%, 5/1/2013	200,000	205,424
City of Marquette, AMBAC, 4.000%, 5/1/2015, Call 5/1/2013	100,000	102,480
City of Pontiac, AGC, 3.750%, 5/1/2014	80,000	82,016
City of Saginaw, AGM, 2.000%, 7/1/2013	175,000	177,245
County of Cass, AMBAC, 3.750%, 5/1/2013, Call 5/1/2012	400,000	402,240
County of Iron, AMBAC, 4.100%, 6/1/2014, Call 6/1/2012	200,000	201,298
County of Washtenaw, NATL-RE, 4.000%, 7/1/2018, Call 7/1/2014	100,000	105,424

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Detroit City School District, AGM, 5.000%, 5/1/2013	$ 495,000	$ 513,370
Eastern Michigan University, AMBAC, 6.000%, 6/1/2012, Call 4/2/2012	200,000	200,808
Eaton Rapids Building Authority, 3.000%, 3/1/2012	195,000	195,000
Grand Blanc Community Schools, AGM, 2.000%, 5/1/2013	610,000	620,815
Hazel Park School District, AGM Q-SBLF, 2.000%, 5/1/2013	485,000	493,599
Michigan Finance Authority, 3.000%, 4/1/2013	125,000	126,919
Michigan Finance Authority, 3.500%, 4/1/2014	130,000	134,233
Michigan Finance Authority, 4.000%, 4/1/2015	135,000	142,138
Michigan Municipal Bond Authority, AGM, 0.000%, 6/15/2012	25,000	24,923
Michigan Municipal Bond Authority, AGM, 0.000%, 6/15/2013	50,000	49,223
Michigan Municipal Bond Authority, AGM, 5.000%, 6/1/2013	65,000	67,454
Michigan Municipal Bond Authority, AMBAC, 4.500%, 5/1/2015, Call 5/1/2012	150,000	150,309
Michigan Municipal Bond Authority, AMBAC, 4.700%, 11/1/2013, Call 4/2/2012	150,000	150,414
Michigan Municipal Bond Authority, AMBAC, 5.500%, 11/1/2012, Call 4/2/2012	100,000	100,249
Michigan State Hospital Finance Authority, 5.000%, 5/1/2012 (3)	150,000	151,056
Michigan State Hospital Finance Authority, 5.500%, 11/1/2015, Call 11/1/2013	100,000	106,514
Michigan State Housing Development Authority, 1.000%, 10/1/2014, Call 4/1/2014	3,150,000	3,153,213
Mona Shores Public Schools, Q-SBLF, 3.900%, 5/1/2014, Call 5/1/2012	185,000	185,821
Oakland County Economic Development Corp., 4.500%, 12/1/2013	1,415,000	1,411,632
Redford Township Building Authority, AGM, 2.000%, 4/1/2014	355,000	357,158
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014	400,000	429,720
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2014, Call 3/1/2013	215,000	221,979
Municipals (continued)

Michigan (continued)
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2015, Call 3/1/2013	$ 100,000	$ 103,017
Taylor Tax Increment Finance Authority, FSA, 5.500%, 5/1/2012	100,000	100,801
Wyandotte Building Authority, AMBAC, 3.750%, 5/1/2012	150,000	150,630

		19,140,267

Minnesota — 0.8%
City of Glencoe, 5.000%, 4/1/2013	260,000	267,137
City of Hutchinson, 2.500%, 4/1/2012	2,000,000	2,000,600
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014, Call 12/1/2013	15,000	15,868
St. Paul Housing & Redevelopment Authority, 3.500%, 7/1/2013, Call 3/16/2012	2,000,000	2,002,880
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2013	60,000	64,243

		4,350,728

Mississippi — 1.4%
Mississippi Business Finance Corp., 1.500%, 12/1/2036, Call 3/1/2012 (3)	7,500,000	7,500,000
Mississippi Hospital Equipment & Facilities Authority, 5.000%, 10/1/2017	200,000	234,364

		7,734,364

Missouri — 3.6%
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2014	625,000	637,006
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2015	200,000	204,202
City of Branson, 3.000%, 1/1/2013	130,000	131,843
City of Kansas City, 0.000%, 2/1/2013	100,000	97,968
City of Liberty, NATL-RE, 4.600%, 10/1/2014, Call 10/1/2012	135,000	138,379
City of Springfield, 5.000%, 6/1/2013	230,000	240,159
City of Springfield, 5.000%, 6/1/2014	255,000	274,105
City of St. Louis, 4.000%, 7/1/2013	890,000	916,397
City of St. Louis MO Airport Revenue, AGM, 5.250%, 7/1/2016, Call 7/1/2013	220,000	231,440
City of St. Louis, AGM, 5.000%, 7/1/2014	150,000	161,007

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Clarence Cannon Wholesale Water Commission, NATL-RE, 4.000%, 5/15/2013	$ 250,000	$ 256,915
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	81,714
Hannibal Industrial Development Authority, 4.300%, 3/1/2013	1,345,000	1,382,230
Joplin Industrial Development Authority, 2.750%, 2/15/2014	135,000	136,611
Joplin Industrial Development Authority, 3.125%, 2/15/2015	705,000	718,028
Joplin Industrial Development Authority, 5.500%, 2/15/2013	700,000	724,206
Kansas City Industrial Development Authority, 4.000%, 9/1/2013	1,150,000	1,166,457
Kansas City School District Building Corp., FGIC, 5.000%, 2/1/2013	600,000	614,532
Missouri Development Finance Board, 4.500%, 12/1/2012	50,000	51,168
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2013	355,000	363,985
Missouri State Health & Educational Facilities Authority, 1.700%, 12/1/2036, Call 3/2/2012 (3)	1,475,000	1,475,000
Missouri State Health & Educational Facilities Authority, 3.000%, 5/15/2012	500,000	501,910
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2013	700,000	707,763
Missouri State Health & Educational Facilities Authority, AMBAC, 1.650%, 12/1/2036, Call 3/5/2012 (3)	2,075,000	2,075,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.100%, 12/1/2030, Call 3/6/2012 (3)	2,475,000	2,475,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.700%, 12/1/2030, Call 3/7/2012 (3)	3,575,000	3,575,000
Riverside Industrial Development Authority, 2.000%, 5/1/2013	245,000	245,835

		19,583,860

Montana — 0.1%
Gallatin County Rural Improvement District, 3.500%, 7/1/2013	130,000	130,816
Montana Facility Finance Authority, 2.300%, 7/1/2012	400,000	401,172

		531,988

Nevada — 0.7%
City of Carson City, RADIAN, 3.950%, 9/1/2012	500,000	501,875
Municipals (continued)

Nevada (continued)
City of Henderson, 4.000%, 7/1/2012	$ 225,000	$ 227,207
City of Reno, 5.000%, 6/1/2013	100,000	103,575
Clark County School District, NATL-RE FGIC, 5.250%, 6/15/2012, Call 4/2/2012	100,000	101,350
Clark County School District, NATL-RE FGIC, 5.250%, 6/15/2014, Call 4/2/2012	100,000	105,316
County of Clark, 4.500%, 8/1/2013	1,050,000	1,092,892
County of Clark, AMBAC, 4.000%, 12/1/2012	25,000	25,669
County of Clark, NATL-RE, 4.750%, 7/1/2022, Call 4/2/2012	1,500,000	1,504,365
Henderson Redevelopment Agency, AMBAC, 4.600%, 10/1/2014, Call 10/1/2012	175,000	178,656
North Las Vegas Special Assessment District No. 63, AMBAC, 4.000%, 11/1/2012, Call 5/1/2012	45,000	45,820
Reno Redevelopment Agency, NATL-RE, 5.000%, 9/1/2012, Call 4/2/2012	25,000	25,002

		3,911,727

New Hampshire — 0.2%
New Hampshire Business Finance Authority, 5.375%, 5/1/2014	100,000	106,123
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2014	315,000	322,746
New Hampshire Health & Education Facilities Authority, NATL-RE FGIC, 5.000%, 10/1/2013	100,000	105,369
New Hampshire University System, 2.000%, 7/15/2012 (5)(6)	460,000	460,685
New Hampshire University System, 2.250%, 7/15/2013 (5)(6)	285,000	285,567

		1,280,490

New Jersey — 2.7%
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	168,533
City of Perth Amboy, 3.000%, 2/1/2013	250,000	253,720
New Jersey Economic Development Authority, 0.650%, 4/1/2012 (3)	1,200,000	1,200,036
New Jersey Economic Development Authority, 1.860%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,016,740
New Jersey Economic Development Authority, 5.000%, 5/1/2012	100,000	100,740
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014 (3)	125,000	136,130

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
New Jersey Economic Development Authority, NATL-RE, 0.000%, 7/1/2013	$ 225,000	$ 220,743
New Jersey Health Care Facilities Financing Authority, 0.610%, 7/1/2038, Call 3/1/2012 (3)	4,700,000	4,700,000
New Jersey Health Care Facilities Financing Authority, 1.300%, 7/1/2018, Call 3/1/2012 (3)	200,000	200,000
New Jersey Health Care Facilities Financing Authority, 5.000%, 1/1/2013	1,000,000	1,029,890
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	2,000,000	2,091,000
New Jersey Transit Corp., AMBAC, 5.500%, 9/15/2012	225,000	231,055
North Hudson Sewerage Authority Sewer Revenue, NATL-RE FGIC, 5.250%, 8/1/2016, Call 8/1/2012	250,000	253,617
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2013	500,000	510,060
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2014	470,000	485,181
State of New Jersey, NATL-RE, 4.750%, 6/15/2013, Call 4/2/2012	100,000	100,312
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014, Call 4/2/2012	25,000	25,064

		14,722,821

New Mexico — 0.0%
County of Dona Ana, AMBAC, 5.250%, 6/1/2012	5,000	5,032
New Mexico Institute of Mining & Technology, 3.000%, 7/1/2012	120,000	120,811
New Mexico Institute of Mining & Technology, 3.000%, 7/1/2013	125,000	128,241

		254,084

New York — 4.7%
Albany Capital Resource Corp., 2.000%, 7/1/2013	365,000	369,588
County of Monroe, NATL-RE, 4.000%, 6/1/2012, Call 4/2/2012	200,000	200,444
County of Monroe, NATL-RE, 4.000%, 6/1/2014, Call 4/2/2012	280,000	280,655
Metropolitan Transportation Authority, AGM, 0.750%, 11/1/2022, Call 3/1/2012 (3)	3,500,000	3,500,000
Municipals (continued)

New York (continued)
New York City Industrial Development Agency, 0.820%, 5/1/2036, Call 3/1/2012 (3)	$ 4,000,000	$ 4,000,000
New York State Dormitory Authority, NATL-RE, 5.500%, 11/1/2012	250,000	256,160
New York State Energy Research & Development Authority, AMBAC, 1.250%, 10/1/2028, Call 3/2/2012 (3)	5,725,000	5,725,000
New York State Housing Finance Agency, 0.650%, 11/1/2041, Call 3/7/2012 (3)	3,000,000	3,000,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.800%, 12/1/2025, Call 3/6/2012 (3)(5)(6)	7,000,000	7,000,000
South Jefferson Central School District, 1.250%, 2/22/2013	1,186,720	1,191,325

		25,523,172

North Carolina — 0.2%
Board of Governors of the University of North Carolina, AMBAC, 4.000%, 4/1/2012	250,000	250,500
County of New Hanover, 3.000%, 10/1/2012	480,000	485,851
North Carolina Capital Facilities Finance Agency, XLCA, 5.000%, 4/1/2012	195,000	195,544
North Carolina Municipal Power Agency No. 1, AMBAC, 5.250%, 1/1/2015, Call 1/1/2013	130,000	135,170

		1,067,065

North Dakota — 0.7%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2014	485,000	514,018
Barnes County North Public School District Building Authority, 4.000%, 5/1/2015	500,000	539,500
Barnes County North Public School District Building Authority, 4.000%, 5/1/2016	520,000	562,775
Barnes County North Public School District Building Authority, 4.000%, 5/1/2017	545,000	586,213
Barnes County North Public School District Building Authority, 4.000%, 5/1/2018	565,000	598,810
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	620,727
County of Burleigh, 2.500%, 7/1/2013	100,000	100,936
County of Burleigh, 2.500%, 7/1/2014	150,000	150,672
County of Burleigh, 3.000%, 7/1/2015	255,000	261,084

		3,934,735

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio — 4.1%
Adams County/Ohio Valley Local School District, 2.000%, 12/1/2014	$ 105,000	$ 105,110
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	1,325,000	1,373,415
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	53,687
City of Akron OH Waterworks System Revenue, NATL-RE, 5.000%, 3/1/2013	300,000	310,809
City of Bowling Green, 3.000%, 6/1/2012	100,000	100,431
City of Cleveland OH Airport System Revenue, 3.000%, 1/1/2013	560,000	567,986
City of Parma, AMBAC, 5.450%, 12/1/2014	270,000	289,613
City of Toledo, 4.125%, 6/1/2012	1,250,000	1,256,912
County of Erie, 0.750%, 8/15/2046, Call 4/2/2012 (3)	6,500,000	6,500,000
County of Knox, RADIAN, 5.000%, 6/1/2012	10,000	10,065
County of Montgomery, AGM, 2.350%, 8/1/2047, Call 3/7/2012 (3)	300,000	300,000
Marysville Exempted Village School District, AMBAC, 0.000%, 12/1/2012	200,000	198,284
Parma City School District, NATL-RE, 3.500%, 12/1/2012	50,000	50,955
Parma City School District, NATL-RE, 4.000%, 12/1/2012	100,000	102,465
Puttable Floating Option Tax-Exempt Receipts, 0.700%, 11/1/2040, Call 11/1/2020 (3)(5)(6)	2,500,000	2,500,000
Puttable Floating Option Tax-Exempt Receipts, 0.750%, 11/1/2029, Call 11/1/2020 (3)(5)(6)	7,375,000	7,375,000
Warrensville Height City School District, NATL-RE FGIC, 7.000%, 12/1/2013	1,050,000	1,140,940

		22,235,672

Oklahoma — 0.4%
City of Moore, NATL-RE, 5.750%, 4/1/2012	350,000	351,148
Oklahoma County Finance Authority, 4.000%, 3/1/2018	1,750,000	1,961,313

		2,312,461

Oregon — 1.2%
County of Gilliam, 2.000%, 9/2/2014 (3)	2,500,000	2,550,800
Port of Morrow, 0.750%, 2/1/2027, Call 3/7/2012 (3)	3,360,000	3,360,000
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2017, Call 6/1/2015	430,000	466,640
Municipals (continued)

Oregon (continued)
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2019, Call 6/1/2015	$ 300,000	$ 322,716

		6,700,156

Pennsylvania — 3.6%
Allegheny County Hospital Development Authority, 1.210%, 8/1/2013, Call 2/1/2013 (3)	2,000,000	2,000,920
City of Allentown, AGC, 3.125%, 8/15/2014	440,000	461,648
City of Philadelphia PA Gas Works Revenue, AMBAC, 5.000%, 10/1/2014	200,000	219,246
City of Pittsburgh, 2.000%, 9/1/2013	1,430,000	1,451,293
City of Pittsburgh, 4.000%, 9/1/2015	475,000	513,195
County of Allegheny, NATL-RE, 5.375%, 11/1/2014, Call 11/1/2012	385,000	396,026
County of Blair, AMBAC, 5.375%, 8/1/2013	270,000	283,411
Delaware County Authority, 3.000%, 6/1/2012	1,320,000	1,326,455
Delaware Valley Regioinal Financial Authority, 1.000%, 12/1/2020, Call 3/1/2012 (3)	1,000,000	1,000,000
Erie County Hospital Authority, RADIAN, 5.000%, 7/1/2012	110,000	110,440
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012, Call 4/2/2012	2,000,000	2,003,380
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	2,535,000	2,542,326
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,008,800
Hermitage Municipal Authority, NATL-RE, 3.650%, 2/1/2014, Call 4/2/2012	200,000	200,380
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,000,000	1,093,340
Pennsylvania Economic Development Financing Authority, 3.000%, 12/3/2012 (3)	105,000	106,269
Pennsylvania Higher Educational Facilties Authority, 2.250%, 7/1/2013	225,000	227,434
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014	615,000	623,758
Pennsylvania Housing Finance Agency, 2.500%, 10/1/2016	130,000	131,801
Philadelphia Parking Authority, 5.000%, 9/1/2013	125,000	131,989
Pittsburgh Public Parking Authority, AMBAC, 5.000%, 12/1/2012	400,000	410,092
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2015	725,000	658,735

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, NATL-RE FGIC, 6.500%, 9/1/2013	$ 105,000	$ 109,422
South Fork Municipal Authority, 4.000%, 7/1/2013	550,000	567,044
West Shore Area Authority, 4.000%, 1/1/2013	1,290,000	1,319,012

		19,896,416

Puerto Rico — 0.6%
Commonwealth of Puerto Rico, 5.500%, 7/1/2013	100,000	105,175
Commonwealth of Puerto Rico, FGIC, 4.150%, 7/1/2012	150,000	151,397
Commonwealth of Puerto Rico, FGIC, 5.500%, 7/1/2012	140,000	142,065
Government Development Bank for Puerto Rico, 4.250%, 8/1/2014, Call 3/21/2012	150,000	150,030
Government Development Bank for Puerto Rico, 5.000%, 12/1/2012	550,000	566,560
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013	135,000	139,955
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,400,000	1,540,098
Puerto Rico Municipal Finance Agency, AGM, 3.900%, 8/1/2014	200,000	211,784

		3,007,064

Rhode Island — 0.4%
City of Woonsocket, NATL-RE FGIC, 5.250%, 10/1/2012, Call 4/2/2012	200,000	201,194
Kent County Water Authority, NATL-RE, 5.000%, 7/15/2016, Call 7/15/2012	1,265,000	1,285,265
Rhode Island Health & Educational Building Corp., 2.500%, 3/1/2012	455,000	455,000

		1,941,459

South Carolina — 0.7%
Kershaw County School District, AGC-, 5.000%, 12/1/2014	100,000	110,779
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2012	2,000,000	2,004,480
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	125,000	128,875
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	695,000	723,036
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2014	835,000	876,366
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	90,000	72,825
Municipals (continued)

South Carolina (continued)
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2012	$ 25,000	$ 25,296

		3,941,657

South Dakota — 1.4%
Puttable Floating Option Tax-Exempt Receipts, 0.900%, 12/1/2022 (3)	7,000,000	7,000,000
South Dakota Health & Educational Facilities Authority, AMBAC, 5.250%, 7/1/2012	100,000	101,287
South Dakota Housing Development Authority, AGM, 4.300%, 11/1/2013, Call 5/1/2012	105,000	105,320
South Dakota Housing Development Authority, FSA, 4.100%, 11/1/2012, Call 5/1/2012	175,000	175,529

		7,382,136

Tennessee — 2.3%
Blount County Public Building Authority, 0.450%, 6/1/2032, Call 3/1/2012 (3)	5,300,000	5,300,000
Franklin Public Building Authority, 0.400%, 6/1/2037, Call 3/1/2012 (3)	7,000,000	7,000,000

		12,300,000

Texas — 9.8%
Brazos River Authority, NATL-RE FGIC, 3.625%, 4/1/2012	50,000	50,095
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2013	380,000	396,002
Cinco Municipal Utility District No. 1, NATL-RE FGIC, 3.750%, 12/1/2012, Call 4/2/2012	225,000	225,477
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	3,165,000	3,286,473
City of Austin, NATL-RE, 5.250%, 11/15/2012	100,000	103,388
City of Galveston TX Wharves & Terminal Revenue, 4.000%, 2/1/2014	710,000	737,761
City of Galveston TX Wharves & Terminal Revenue, 4.000%, 2/1/2015	250,000	262,090
City of Weslaco, NATL-RE FGIC, 4.375%, 2/15/2015, Call 2/15/2013	150,000	154,157
Clifton Higher Education Finance Corp., 3.750%, 8/15/2016	485,000	494,351
County of Jones, 3.000%, 9/1/2014	155,000	159,966
County of Jones, 3.000%, 9/1/2015	85,000	88,054
County of Jones, 4.000%, 9/1/2016	165,000	178,510

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Dallas Independent School District, 5.000%, 2/15/2014	$ 895,000	$ 970,466
Denton Independent School District, PSF, 0.930%, 8/15/2022, Call 8/15/2016 (3)	3,965,000	3,965,000
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2013	65,000	66,026
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2014	65,000	66,433
Fort Bend County Municipal Utility District No. 23, AMBAC, 4.000%, 9/1/2012	100,000	100,895
Grand Prairie Independent School District, 0.000%, 8/15/2012	100,000	99,377
Gulf Coast Industrial Development Authority, 0.950%, 11/1/2019, Call 3/1/2012 (3)	2,350,000	2,350,000
Harris County Health Facilities Development Corp., 0.900%, 7/1/2027 (3)	6,985,000	6,985,000
Harris County Health Facilities Development Corp., AGM, 0.560%, 7/1/2031, Call 3/1/2012 (3)	1,000,000	1,000,000
Harris County Health Facilities Development Corp., AGM, 0.585%, 7/1/2031, Call 3/1/2012 (3)	1,000,000	1,000,000
Harris County Health Facilities Development Corp., NATL-RE, 5.375%, 10/1/2013, Call 4/2/2012	200,000	200,732
Harris County Municipal Utility District No. 1, AGM, 3.000%, 9/1/2013	175,000	180,080
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2013	80,000	81,322
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2014	215,000	220,005
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2014	25,000	25,495
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2015	125,000	127,374
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	316,207
Harrison County Health Facilities Development Corp., 3.000%, 7/1/2012	500,000	501,390
Harrison County Health Facilities Development Corp., 4.000%, 7/1/2013	180,000	183,580
Hidalgo County Health Services Corp., 5.000%, 8/15/2013	505,000	523,059
Municipals (continued)

Texas (continued)
Horsepen Bayou Municipal Utility District, AGM, 3.000%, 3/1/2013	$ 300,000	$ 306,039
Lubbock Health Facilities Development Corp., 5.000%, 7/1/2013	500,000	528,310
Matagorda County Navigation District No. 1, NATL-RE, 4.000%, 10/15/2015, Call 4/2/2012 (3)	275,000	287,997
Midtown Redevelopment Authority, 3.000%, 1/1/2013	560,000	567,291
Midtown Redevelopment Authority, 4.000%, 1/1/2014	170,000	177,483
Mission Economic Development Corp., 0.700%, 4/2/2012 (3)	3,000,000	3,000,060
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	201,532
North Texas Tollway Authority, 5.000%, 1/1/2013 (3)	600,000	621,564
North Texas Tollway Authority, 6.000%, 1/1/2020, Call 1/1/2018	250,000	301,640
Paseo De La Resaca Municipal Utility District No. 3, 0.000%, 9/1/2013	300,000	291,114
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.930%, 12/1/2028 (3)	1,181,000	1,181,000
Puttable Floating Option Tax-Exempt Receipts, PSF, 0.900%, 2/1/2033 (3)	5,685,000	5,685,000
State of Texas, 0.350%, 8/1/2022, Call 4/2/2012 (3)	3,470,000	3,470,000
State of Texas, 0.350%, 4/1/2030, Call 4/2/2012 (3)	100,000	100,000
State of Texas, 0.650%, 4/1/2037, Call 4/1/2017 (3)	7,000,000	7,000,000
State of Texas, 5.500%, 8/1/2016, Call 8/1/2012	900,000	919,062
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	2,500,000	2,770,075
Texas Public Finance Authority, NATL-RE, 0.000%, 2/1/2013	505,000	498,748
Texas Transportation Commission, 2.750%, 2/15/2013 (3)	625,000	628,544

		53,634,224

Utah — 0.1%
City of Brigham City, 5.000%, 8/1/2012	125,000	126,694
City of Herriman, 3.000%, 11/1/2012	125,000	126,144
City of Santa Clara UT Electric Revenue, NATL-RE, 5.000%, 8/1/2012	205,000	207,433
County of Emery, 0.850%, 7/1/2015, Call 3/1/2012 (3)	250,000	250,000
Farmington City Municipal Building Authority, AMBAC, 4.375%, 6/15/2012	80,000	80,361

		790,632

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency, AMBAC, 4.550%, 10/1/2012, Call 4/2/2012	$ 820,000	$ 822,099

Virgin Islands — 0.1%
Virgin Islands Public Finance Authority, 4.000%, 10/1/2012	300,000	303,771
Virgin Islands Public Finance Authority, 5.000%, 10/1/2012	370,000	376,749

		680,520

Virginia — 0.1%
Riverside Regional Jail Authority, NATL-RE, 5.000%, 7/1/2012	50,000	50,641
Roanoke Economic Development Authority, AGM, 5.000%, 7/1/2017 (3)	415,000	476,644

		527,285

Washington — 0.3%
Greater Wenatchee Regional Events Center Public Facilities Dist, 5.250%, 12/1/2012 (10)	875,000	605,062
King County Housing Authority, CNTY GTD, 2.400%, 1/1/2013, Call 4/2/2012	550,000	550,193
Kittitas County Public Utility District No. 1, 3.000%, 6/1/2012	185,000	186,012
Washington Higher Education Facilities Authority, 3.000%, 10/1/2014	100,000	103,181
Washington Higher Education Facilities Authority, 3.000%, 10/1/2015	170,000	175,593

		1,620,041

West Virginia — 0.0%
City of Wheeling, AGC, 2.625%, 6/1/2012	200,000	200,790

Wisconsin — 0.8%
City of Fond Du Lac, NATL-RE FGIC, 3.250%, 3/1/2012	25,000	25,000
City of Nekoosa, 5.350%, 7/1/2015	130,000	142,346
Green Bay Housing Authority, 3.000%, 4/1/2012	225,000	225,229
Park Falls Redevelopment Authority, 4.125%, 10/1/2013, Call 10/1/2012	175,000	176,285
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.000%, 12/15/2021, Call 4/2/2012	125,000	126,641
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.100%, 12/15/2029, Call 4/2/2012	125,000	126,650
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.500%, 12/15/2012	220,000	226,494
Municipals (continued)

Wisconsin (continued)
Village of Hustisford, 4.750%, 9/1/2012	$ 135,000	$ 136,619
Viroqua Area School District, NATL-RE, 4.000%, 4/1/2012	105,000	105,097
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2013	500,000	512,845
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2015	100,000	102,648
Wisconsin Health & Educational Facilities Authority, 4.000%, 6/1/2012	500,000	503,175
Wisconsin Health & Educational Facilities Authority, 4.000%, 7/1/2012	370,000	372,771
Wisconsin Health & Educational Facilities Authority, 4.750%, 8/15/2014 (3)	1,000,000	1,078,460
Wisconsin Health & Educational Facilities Authority, 5.000%, 9/1/2012	125,000	127,488
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2013	235,000	251,563
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	154,651

		4,393,962

Wyoming — 0.1%
Teton County Hospital District, 2.200%, 12/1/2012	200,000	201,998
Teton County Hospital District, 3.000%, 12/1/2013	250,000	255,803

		457,801

Total Municipals (identified cost $500,763,901)		501,898,570

Short-Term Investments — 6.9%

Mutual Funds — 3.3%
BMO Tax-Free Money Market Fund, Class I, 0.280% (11)	17,824,640	17,824,640

Short-Term Municipals — 3.6%

California — 0.6%
California School Cash Reserve Program Authority, 2.500%, 1/31/2013	$ 3,000,000	3,033,630
Palo Verde Unified School District, 4.000%, 9/1/2012	100,000	101,627
West Kern Water District, 2.000%, 6/1/2012	245,000	245,786

		3,381,043

Colorado — 0.0%
Platte Valley Fire Protection District, 3.000%, 12/1/2012	100,000	101,654

Florida — 0.1%
Bay Laurel Center Community Development District, AGM, 2.000%, 9/1/2012	200,000	201,100

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Short-Term Investments (continued)

Short-Term Municipals (continued)

Florida (continued)
City of Port St. Lucie, AGM, 1.250%, 9/1/2012	$ 325,000	$ 325,315

		526,415

Illinois — 0.2%
Bridgeview Park District, 4.000%, 12/1/2012	535,000	535,792
Macon-Christian-De Witt Etc Counties Community College District No. 537 Richland, 5.000%, 11/1/2012	125,000	128,224
Saint Clair County School District No. 189 East St. Louis, 2.000%, 1/1/2013	250,000	249,937

		913,953

Indiana — 0.2%
Hammond Local Public Improvement Bond Bank, 4.000%, 8/15/2012	975,000	988,153

Louisiana — 0.1%
St. Tammany Parish Hospital Service District No. 1, 2.000%, 7/1/2012	800,000	803,288

Missouri — 0.1%
Missouri State Health & Educational Facilities Authority, 3.000%, 11/1/2012	425,000	430,368
Riverside Industrial Development Authority, 2.000%, 5/1/2012	120,000	120,071

		550,439

Nevada — 0.9%
Las Vegas Valley Water District, 0.250%, 6/1/2036, Call 3/1/2012 (3)	5,000,000	5,000,000

New Jersey — 0.4%
New Jersey Health Care Facilities Financing Authority, 3.000%, 7/1/2012	2,150,000	2,163,352

New York — 0.8%
Binghamton City School District, State Aid Withholding, 1.500%, 6/29/2012	500,000	501,815
Copenhagen Central School District, 1.750%, 7/27/2012	750,000	752,805
Nassau Health Care Corp., AGC, 3.125%, 12/15/2012	3,000,000	3,056,040

		4,310,660

North Carolina — 0.0%
County of Burleigh, 2.000%, 7/1/2012	125,000	125,246

Ohio — 0.1%
Adams County/Ohio Valley Local School District, 1.150%, 12/1/2012	170,000	170,037
Short-Term Investments (continued)

Short-Term Municipals (continued)

Ohio (continued)
Jefferson County Ohio, AGC, 1.000%, 12/1/2012	$ 150,000	$ 150,335

		320,372

Rhode Island — 0.0%
Rhode Island Economic Development Corp., NATL-RE FGIC, 4.000%, 6/15/2012	50,000	50,526

Utah — 0.1%
City of Eagle Mountain City, AGM, 3.000%, 6/1/2012	670,000	673,263

Total Short-Term Municipals		19,908,364

Total Short-Term Investments (identified cost $37,719,593)		37,733,004

Total Investments — 98.8% (identified cost $538,483,494)		539,631,574
Other Assets and Liabilities — 1.2%		6,379,223

Total Net Assets — 100.0%		$546,010,797

Portfolio Credit Ratings*
Sector	Fund
AAA	8.6%
AA	22.2
A	39.3
BBB	15.5
BB	0.7
SP-1	0.1
SP-2	1.4
D	0.1
NR	7.6
Other Assets & Liabilities, Net	4.5

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Ultra Short Tax-Free Fund (continued)

Municipal Issuance/ Industry Type*
Issuance/Industry	Fund
General Obligation
School District	5.3%
State or Local	15.2

Total General Obligation	20.5
Revenue Bonds
Appropriation	14.1
Education	10.0
General Revenue	5.8
Healthcare	19.3
Housing	3.7
Industrial Revenue	5.3
Power	1.3
Special Tax	5.4
Student Loan	0.7
Tobacco	0.5
Transportation	1.9
Water & Sewer	7.0

Total Revenue Bonds	75.0
Other Assets & Liabilities, Net	4.5

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 4.9%

Automobiles — 4.1%
Ally Auto Receivables Trust, Class A3, (Series 2011-5), 0.990%, 11/15/2015	$ 375,000	$ 377,342
AmeriCredit Automobile Receivables Trust, Class A2, (Series 2010-3), 0.770%, 12/9/2013	434,845	435,027
AmeriCredit Automobile Receivables Trust, Class A3, (Series 2010-1), 1.660%, 3/17/2014	435,835	436,570
CarMax Auto Owner Trust, Class A3, (Series 2010-2), 1.410%, 2/16/2015	1,042,597	1,048,863
Ford Credit Auto Lease Trust, Class A3, (Series 2012-A), 0.850%, 1/15/2015	1,275,000	1,274,840
Ford Credit Auto Owner Trust, Class A3, (Series 2009-D), 2.170%, 10/15/2013	345,694	347,253
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	322,700	324,253
Santander Drive Auto Receivables Trust, Class A2, (Series 2011-3), 1.110%, 8/15/2014	1,420,000	1,420,433
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 1.001%, 4/14/2013 (3)(5)(6)	515,820	515,844
Asset-Backed Securities (continued)

Automobiles (continued)
World Omni Auto Receivables Trust, Class A3, (Series 2010-A), 1.340%, 12/16/2013	$ 430,489	$ 431,239

		6,611,664

Credit Cards — 0.6%
GE Capital Credit Card Master Note Trust, Class A, (Series 2010-3), 2.210%, 6/15/2016	1,000,000	1,021,045

Other Financial — 0.2%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.484%, 4/25/2037 (3)(5)(6)	741,541	297,004

Total Asset-Backed Securities (identified cost $8,347,804)		7,929,713

Collateralized Mortgage Obligations — 3.9%

Federal Home Loan Mortgage Corporation — 0.1%
5.250%, 1/15/2034, (Series 3014)	94,658	94,822

Private Sponsor — 3.8%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	78,131	77,833
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.541%, 5/20/2036 (3)	610,590	558,570
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	448,864	443,891
First Horizon Asset Securities, Inc., Class 1A1, (Series 2005-1), 5.000%, 3/25/2035	246,492	245,857
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.776%, 10/25/2035 (3)	434,330	393,862
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.967%, 10/15/2054 (3)(5)(6)	1,560,000	1,563,346
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	989,736	983,232
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.446%, 4/25/2037 (3)	46,052	43,412
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	355,554	353,659
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.573%, 11/25/2034 (3)	1,237,781	1,135,680
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 2.743%, 5/25/2036 (3)	482,432	358,600
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.697%, 4/25/2036 (3)	192,548	154,680

		6,312,622

Total Collateralized Mortgage Obligations (identified cost $6,487,884)		6,407,444

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities — 10.0%

Private Sponsor — 10.0%
Banc of America Commercial Mortgage, Inc., Class A3, (Series 2007-1), 5.449%, 1/15/2049	$1,050,000	$ 1,115,411
Bear Stearns Commercial Mortgage Securities, Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	1,250,000	1,309,741
Bear Stearns Commercial Mortgage Securities, Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	550,000	596,331
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.319%, 2/15/2022 (3)(5)(6)	204,635	199,017
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	1,600,000	1,638,298
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 1.456%, 3/6/2020 (3)(5)(6)	1,400,000	1,374,800
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	883,345	900,340
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,598,580
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	645,286	678,635
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	932,948	984,005
LB-UBS Commercial Mortgage Trust, Class C, (Series 2004-C4), 5.320%, 6/15/2036 (3)	1,180,000	1,219,627
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.549%, 6/15/2022 (3)(5)(6)	802,537	780,637
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046	407,578	420,297
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 5.870%, 6/12/2046 (3)	600,253	649,884
Morgan Stanley Capital I, Class A4, (Series 2007-IQ15), 5.879%, 6/11/2049 (3)	1,510,000	1,723,592
Wachovia Bank Commercial Mortgage Trust, Class AMFX, (Series 2005-C20), 5.179%, 7/15/2042	963,000	1,029,408

Total Commercial Mortgage Securities (identified cost $15,946,922)		16,218,603

Corporate Bonds & Notes — 49.0%

Apparel — 0.6%
VF Corp., 1.243%, 8/23/2013 (3)	$1,000,000	$ 1,000,316

Auto Manufacturers — 0.6%
Volkswagen International Finance, 1.875%, 4/1/2014 (5)(6)	870,000	879,906

Banks — 11.4%
Abbey National Treasury Services PLC/London, 2.137%, 4/25/2014 (1)(3)	1,070,000	1,033,747
ABN Amro Bank, 4.250%, 2/2/2017 (5)(6)	1,000,000	1,014,150
Banco Santander Chile, 2.875%, 11/13/2012 (5)(6)	500,000	500,642
Bank of America Corp., 7.375%, 5/15/2014	1,300,000	1,405,823
Bank of New York Mellon Corp., 1.700%, 11/24/2014 (1)	1,625,000	1,652,586
BB&T Corp., 3.850%, 7/27/2012	1,280,000	1,297,220
BBVA U.S. Senior SA Uniper, 3.250%, 5/16/2014	650,000	640,140
BNP Paribas, 1.482%, 1/10/2014 (3)	855,000	835,636
Citigroup, Inc., 6.000%, 12/13/2013	1,500,000	1,592,383
GMAC, LLC., 7.500%, 12/31/2013 (1)	528,000	563,640
Goldman Sachs Group, Inc., 5.125%, 1/15/2015 (1)	1,300,000	1,382,688
Intesa Sanpaolo SpA/New York, 2.375%, 12/21/2012	875,000	859,310
Morgan Stanley, 2.875%, 1/24/2014 (1)	1,455,000	1,445,698
Royal Bank of Canada, 1.450%, 10/30/2014	775,000	788,277
U.S. Bancorp, 1.375%, 9/13/2013	1,385,000	1,399,637
Wachovia Bank NA, 0.876%, 3/15/2016 (3)	2,150,000	2,017,076

		18,428,653

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 7/14/2014 (1)	925,000	940,181

Biotechnology — 1.6%
Amgen, Inc., 1.875%, 11/15/2014 (1)	1,600,000	1,638,150
Life Technologies Corp., 3.375%, 3/1/2013	1,000,000	1,019,566

		2,657,716

Chemicals — 1.3%
Ecolab, Inc., 2.375%, 12/8/2014 (1)	2,000,000	2,068,746

Computers — 1.2%
Hewlett-Packard Co., 3.000%, 9/15/2016 (1)	1,430,000	1,495,395
International Business Machines Corp., 0.550%, 2/6/2015 (1)	500,000	497,908

		1,993,303

Cosmetics/Personal Care — 0.6%
Procter & Gamble Co., 0.700%, 8/15/2014	900,000	903,990

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services — 9.4%
American Express Credit Corp., 7.300%, 8/20/2013	$1,385,000	$ 1,506,001
BlackRock, Inc., 3.500%, 12/10/2014 (1)	1,240,000	1,328,646
Countrywide Financial Corp., 5.800%, 6/7/2012 (1)	1,000,000	1,008,088
FUEL Trust, 3.984%, 6/15/2016 (5)(6)	1,000,000	1,022,223
FUEL Trust, 4.207%, 4/15/2016 (5)(6)	1,000,000	1,026,822
General Electric Capital Corp., 1.433%, 1/7/2014 (1)(3)	1,000,000	1,004,379
General Electric Capital Corp., 3.350%, 10/17/2016	1,475,000	1,575,153
Invesco, Ltd., 5.625%, 4/17/2012	1,325,000	1,332,201
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2013 (2)(10)	1,100,000	303,875
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012	850,000	866,602
SSIF Nevada LP, 1.267%, 4/14/2014 (3)(5)(6)	1,100,000	1,084,314
TD Ameritrade Holding Corp., 4.150%, 12/1/2014 (1)	940,000	999,899
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	600,000	608,389
Woodside Finance, Ltd., 4.500%, 11/10/2014 (5)(6)	1,500,000	1,572,252

		15,238,844

Electric — 2.6%
Alliant Energy Corp., 4.000%, 10/15/2014 (1)	2,350,000	2,479,654
Appalachian Power Co., 3.400%, 5/24/2015	970,000	1,020,029
Duke Energy Corp., 2.150%, 11/15/2016	715,000	731,078

		4,230,761

Food — 0.6%
Kraft Foods, Inc., 2.625%, 5/8/2013	932,000	951,670

Healthcare-Products — 0.8%
Boston Scientific Corp., 4.500%, 1/15/2015 (1)	1,200,000	1,286,633

Home Furnishings — 0.7%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,196,240

Insurance — 5.1%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5)(6)	477,000	488,461
HSB Group, Inc., 1.477%, 7/15/2027 (3)	2,430,000	1,931,850
MetLife Institutional Funding II, 1.481%, 4/4/2014 (3)(5)(6)	870,000	870,203
MetLife, Inc., 5.000%, 11/24/2013 (1)	1,355,000	1,448,931
Protective Life Secured Trusts, 5.450%, 9/28/2012	830,000	852,208
Prudential Financial, Inc., 2.750%, 1/14/2013	1,300,000	1,321,056
Corporate Bonds & Notes (continued)

Insurance (continued)
Prudential Financial, Inc., 3.625%, 9/17/2012	$1,400,000	$ 1,421,231

		8,333,940

Iron/Steel — 0.8%
ArcelorMittal, 5.375%, 6/1/2013	1,200,000	1,245,280

Mining — 1.4%
Anglo American Capital PLC, 2.150%, 9/27/2013 (5)(6)	1,250,000	1,247,590
Barrick Gold Corp., 1.750%, 5/30/2014 (5)(6)	1,000,000	1,020,650

		2,268,240

Oil & Gas — 1.8%
Petrobras International Finance Co.—Pifco, 2.875%, 2/6/2015 (1)	1,500,000	1,539,058
Total Capital Canada, Ltd., 1.625%, 1/28/2014 (1)	1,390,000	1,420,127

		2,959,185

Pharmaceuticals — 0.9%
Aristotle Holding, Inc., 2.100%, 2/12/2015 (5)(6)	1,500,000	1,513,018

Pipelines — 0.4%
Enterprise Products Operating LLC, 6.375%, 2/1/2013	210,000	220,157
ONEOK Partners LP, 5.900%, 4/1/2012	490,000	491,764

		711,921

Real Estate Investment Trusts — 1.0%
HCP, Inc., 2.700%, 2/1/2014 (1)	1,610,000	1,629,563

Retail — 1.1%
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	1,800,000	1,801,723

Telecommunications — 3.8%
AT&T, Inc., 0.875%, 2/13/2015	1,360,000	1,358,032
AT&T, Inc., 5.100%, 9/15/2014	760,000	841,090
Telefonica Emisiones SAU, 2.582%, 4/26/2013	950,000	950,047
Verizon Communications, Inc., 1.950%, 3/28/2014	1,050,000	1,078,461
Verizon Communications, Inc., 2.000%, 11/1/2016 (1)	750,000	767,477
Vodafone Group PLC, 5.000%, 12/16/2013 (1)	1,125,000	1,207,815

		6,202,922

Transportation — 0.7%
CSX Corp., 5.750%, 3/15/2013	1,000,000	1,049,735

Total Corporate Bonds & Notes (identified cost $79,530,987)		79,492,486

Municipals — 5.9%

Arkansas — 0.6%
Arkansas Development Finance Authority, 0.750%, 6/1/2012	1,040,000	1,040,843

Florida — 0.9%
Florida Hurricane Catastrophe Fund Finance Corp., 1.029%, 10/15/2012, Call 3/15/2012 (3)	1,500,000	1,500,135

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Illinois — 1.6%
State of Illinois, 3.080%, 7/1/2012	$1,000,000	$ 1,006,830
State of Illinois, 4.071%, 1/1/2014	1,525,000	1,584,551

		2,591,381

Michigan — 0.3%
County of Wayne, 5.000%, 9/15/2013	500,000	502,960

Minnesota — 0.8%
Tobacco Securitization Authority, 2.643%, 3/1/2014	1,250,000	1,267,800

New York — 0.5%
City of New York, 1.620%, 12/1/2012	790,000	794,471

Puerto Rico — 1.0%
Government Development Bank for Puerto Rico, 3.670%, 5/1/2014	1,525,000	1,547,402

Washington — 0.2%
Fife Local Improvement District, 3.000%, 3/1/2012	300,000	300,000

Total Municipals (identified cost $9,438,284)		9,544,992

Mutual Funds — 4.1%
Eaton Vance Institutional Senior Loan Fund, 4.680% (8)	326,711	2,963,269
Fidelity Floating Rate High Income Fund, 3.430%	372,038	3,645,974

Total Mutual Funds (identified cost $6,422,183)		6,609,243

U.S. Government & U.S. Government Agency Obligations —13.5%

Federal Home Loan Bank — 0.6%
0.875%, 12/27/2013 (1)	$1,000,000	1,011,773

Federal Home Loan Mortgage Corporation — 4.9%
0.500%, 4/17/2015	1,625,000	1,627,834
0.625%, 12/29/2014 (1)	1,505,000	1,516,152
0.750%, 11/25/2014	1,500,000	1,515,966
2.875%, 2/9/2015 (1)	3,000,000	3,222,432

		7,882,384

Federal National Mortgage Association — 1.6%
0.375%, 12/28/2012 (1)	1,500,000	1,503,220
1.125%, 6/27/2014 (1)	1,100,000	1,119,972

		2,623,192

U.S. Treasury Bonds & Notes — 6.4%
1.375%, 1/15/2013 (1)	2,500,000	2,526,173
1.375%, 11/30/2015 (1)	1,500,000	1,542,891
1.750%, 7/31/2015	1,000,000	1,041,406
1.750%, 5/31/2016 (1)	1,500,000	1,565,508
1.875%, 6/30/2015 (1)	1,975,000	2,064,183
2.500%, 6/30/2017	1,500,000	1,620,117

		10,360,278

Total U.S. Government & U.S. Government Agency Obligations (identified cost $21,706,951)		21,877,627
U.S. Government Agency-Mortgage Securities — 3.2%

Federal National Mortgage Association — 3.1%
3.110%, 5/1/2041 (3)	$ 835,819	$ 869,802
3.228%, 5/1/2041 (3)	870,216	909,503
4.000%, 11/1/2031 (1)	1,471,772	1,561,393
5.500%, 11/1/2033	766,962	838,420
5.500%, 2/1/2034	588,542	643,192
7.000%, 12/1/2015	33,580	35,958
7.500%, 9/1/2015	49,888	53,838
9.500%, 12/1/2024	38,244	43,369
9.500%, 1/1/2025	22,240	22,373
9.500%, 1/1/2025	16,203	16,301
10.000%, 7/1/2020	29,921	30,842
11.000%, 12/1/2015	19	19

		5,025,010

Government National Mortgage Association — 0.1%
7.500%, 8/15/2037	148,314	179,695
9.000%, 12/15/2019	27,229	31,650

		211,345

Total U.S. Government Agency-Mortgage Securities (identified cost $5,182,442)		5,236,355

Short-Term Investments — 23.9%

Collateral Pool Investment for Securities on Loan — 18.8%
(See Note 2 of the Financial Statements)		30,526,568

Mutual Funds — 4.8%
BMO Prime Money Market Fund, Class I, 0.210% (11)	7,733,180	7,733,180

Short-Term Municipals — 0.3%

Ohio — 0.3%
City of Sheffield Lake, 2.250%, 11/14/2012	$ 500,000	503,430

Total Short-Term Investments (identified cost $38,763,231)		38,763,178

Total Investments — 118.4% (identified cost $191,826,688)		192,079,641
Other Assets and Liabilities — (18.4)%		(29,828,460)

Total Net Assets — 100.0%		$162,251,181

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	4.9%
Collateralized Mortgage Obligations	3.9
Commercial Mortgage Securities	10.0
Corporate Bonds & Notes	49.0
Municipals	5.9
Mutual Funds	8.9
U.S. Government & U.S. Government Agency Obligations	13.5
U.S. Government Agency-Mortgage Securities	3.2
Other Assets & Liabilities, Net	0.7

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Short-Intermediate Bond Fund

Description	Principal Amount	Value
Collateralized Mortgage Obligations — 2.2%

Federal Home Loan Mortgage Corporation — 0.8%
0.999%, 7/15/2032, (Series 3652) (3)	$ 1,212,348	$ 1,217,809

Private Sponsor — 1.4%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.678%, 7/25/2037 (3)	836,752	755,648
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.967%, 10/15/2054 (3)(5)(6)	1,500,000	1,503,218

		2,258,866

Total Collateralized Mortgage Obligations (identified cost $3,550,584)		3,476,675

Commercial Mortgage Securities — 3.4%

Private Sponsor — 3.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, (Series 2007-1), 5.451%, 1/15/2049	700,000	793,181
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.319%, 2/15/2022 (3)(5)(6)	249,938	243,076
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,598,580
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.549%, 6/15/2022 (3)(5)(6)	2,808,878	2,732,230

Total Commercial Mortgage Securities (identified cost $5,364,111)		5,367,067

Corporate Bonds & Notes — 64.6%

Aerospace/Defense — 0.6%
Raytheon Co., 1.400%, 12/15/2014	1,000,000	1,018,498

Auto Manufacturers — 2.1%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5)(6)	1,300,000	1,310,592
Volkswagen International Finance NV, 2.875%, 4/1/2016 (1)(5)(6)	2,000,000	2,068,096

		3,378,688

Banks — 19.9%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5)(6)	1,500,000	1,496,118
ABN Amro Bank, 4.250%, 2/2/2017 (1)(5)(6)	1,000,000	1,014,150
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5)(6)	2,000,000	2,024,200
ANZ National Int’l, Ltd./New Zealand, 1.563%, 12/20/2013 (3)(5)(6)	1,000,000	995,872
Bank of America Corp., 1.973%, 1/30/2014 (3)	1,500,000	1,461,459
Bank of America Corp., 3.750%, 7/12/2016	1,500,000	1,483,917
Corporate Bonds & Notes (continued)

Banks (continued)
BB&T Corp., 3.850%, 7/27/2012	$ 2,000,000	$ 2,026,906
BNP Paribas, 1.482%, 1/10/2014 (3)	1,500,000	1,466,028
Citigroup, Inc., 4.450%, 1/10/2017	1,500,000	1,584,895
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 1/19/2017 (1)	1,500,000	1,545,903
Credit Suisse/New York, 3.450%, 7/2/2012 (1)	2,000,000	2,019,202
HSBC Bank PLC, 1.625%, 7/7/2014 (5)(6)	1,500,000	1,505,649
JPMorgan Chase & Co., 4.350%, 8/15/2021	1,000,000	1,051,232
National Australia Bank, Ltd., 1.301%, 4/11/2014 (3)(5)(6)	1,700,000	1,689,841
Nordea Bank AB, 1.750%, 10/4/2013 (1)(5)(6)	1,500,000	1,494,741
PNC Funding Corp., 2.700%, 9/19/2016 (1)	1,000,000	1,040,553
Rabobank Nederland NV, 3.200%, 3/11/2015 (5)(6)	1,200,000	1,235,723
Royal Bank of Canada, 1.450%, 10/30/2014	1,500,000	1,525,696
Santander U.S. Debt SA Unipersonal, 1.379%, 3/30/2012 (3)(5)(6)	1,500,000	1,499,345
Wells Fargo & Co., 2.625%, 12/15/2016 (1)	1,700,000	1,752,078
Westpac Banking Corp., 3.000%, 12/9/2015 (1)	2,000,000	2,074,658

		31,988,166

Biotechnology — 2.0%
Amgen, Inc., 3.875%, 11/15/2021 (1)	1,000,000	1,041,259
Gilead Sciences, Inc., 3.050%, 12/1/2016 (1)	2,000,000	2,108,386

		3,149,645

Building Materials — 1.2%
CRH America, Inc., 6.000%, 9/30/2016 (1)	1,700,000	1,855,477

Chemicals — 1.7%
Ecolab, Inc., 5.500%, 12/8/2041	1,000,000	1,183,889
Valspar Corp., 4.200%, 1/15/2022	1,500,000	1,562,406

		2,746,295

Diversified Financial Services — 5.5%
Caterpillar Financial Services Corp., 2.050%, 8/1/2016 (1)	1,500,000	1,551,274
FUEL Trust, 3.984%, 6/15/2016 (5)(6)	1,000,000	1,022,223
General Electric Capital Corp., 3.350%, 10/17/2016	1,400,000	1,495,060
General Electric Capital Corp., 4.375%, 9/16/2020	2,000,000	2,136,908
Hyundai Capital America, 4.000%, 6/8/2017 (5)(6)	500,000	508,762
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (2)(10)	2,000,000	552,500
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	1,500,000	1,520,973

		8,787,700

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric — 1.6%
Alliant Energy Corp., 4.000%, 10/15/2014	$ 1,000,000	$ 1,055,172
Commonwealth Edison Co., 1.625%, 1/15/2014	1,500,000	1,524,879

		2,580,051

Engineering & Construction — 1.0%
Fluor Corp., 3.375%, 9/15/2021	1,500,000	1,531,058

Healthcare-Products — 2.9%
Becton, Dickinson and Co., 1.750%, 11/8/2016 (1)	1,025,000	1,045,380
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	2,144,388
DENTSPLY International, Inc., 2.750%, 8/15/2016 (1)	1,500,000	1,518,828

		4,708,596

Healthcare-Services — 0.7%
Coventry Health Care, Inc., 5.450%, 6/15/2021	1,000,000	1,111,239

Insurance — 6.7%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	1,500,000	1,529,679
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,607,553
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5)(6)	1,000,000	1,024,026
HSB Group, Inc., 1.477%, 7/15/2027 (3)	4,000,000	3,180,000
Lincoln National Corp., 4.850%, 6/24/2021	1,000,000	1,069,282
Progressive Corp., 3.750%, 8/23/2021	1,000,000	1,082,668
Prudential Financial, Inc., 3.875%, 1/14/2015	1,100,000	1,163,452

		10,656,660

Iron/Steel — 2.6%
ArcelorMittal, 4.500%, 2/25/2017	2,000,000	2,018,618
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,075,466

		4,094,084

Machinery-Diversified — 0.6%
Xylem, Inc., 3.550%, 9/20/2016 (5)(6)	1,000,000	1,029,183

Media — 5.3%
Comcast Corp., 4.950%, 6/15/2016	2,000,000	2,262,622
NBCUniversal Media LLC, 4.375%, 4/1/2021	1,300,000	1,426,728
News America, Inc., 4.500%, 2/15/2021 (1)	2,000,000	2,160,082
Time Warner, Inc., 4.750%, 3/29/2021 (1)	1,500,000	1,681,441
Viacom, Inc., 2.500%, 12/15/2016 (1)	1,000,000	1,031,895

		8,562,768

Mining — 1.6%
Anglo American Capital PLC, 9.375%, 4/8/2019	2,000,000	2,611,000
Corporate Bonds & Notes (continued)

Oil & Gas — 2.4%
Petrobras International Finance Co.—Pifco, 3.500%, 2/6/2017	$ 1,000,000	$ 1,024,043
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (5)(6)	1,500,000	1,463,080
Statoil ASA, 1.800%, 11/23/2016 (1)	1,300,000	1,328,434

		3,815,557

Real Estate Investment Trusts — 1.0%
HCP, Inc., 5.375%, 2/1/2021	1,500,000	1,647,107

Telecommunications — 5.2%
AT&T, Inc., 0.875%, 2/13/2015	1,250,000	1,248,191
AT&T, Inc., 5.100%, 9/15/2014	1,500,000	1,660,045
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5)(6)	1,500,000	1,555,886
France Telecom SA, 2.750%, 9/14/2016	1,300,000	1,353,434
Telefonica Emisiones SAU, 5.462%, 2/16/2021 (1)	1,000,000	1,007,706
Verizon Communications, Inc., 3.500%, 11/1/2021 (1)	1,500,000	1,572,444

		8,397,706

Total Corporate Bonds & Notes (identified cost $101,742,740)		103,669,478

U.S. Government & U.S. Government Agency Obligations — 24.5%

U.S. Treasury Bonds & Notes — 24.5%
0.875%, 1/31/2017 (1)	5,000,000	5,005,470
1.125%, 6/15/2013 (1)	5,000,000	5,057,425
1.375%, 10/15/2012 (1)	7,000,000	7,053,592
1.375%, 12/31/2018 (1)	2,000,000	2,002,812
1.500%, 12/31/2013 (1)	7,000,000	7,155,589
2.000%, 11/15/2021 (1)	13,000,000	13,067,028

Total U.S. Government & U.S. Government Agency Obligations (identified cost $39,108,196)		39,341,916

Short-Term Investments — 42.1%

Collateral Pool Investment for Securities on Loan — 37.9%
(See Note 2 of the Financial Statements)		60,908,745

Mutual Funds — 4.2%
BMO Prime Money Market Fund, Class I, 0.210% (11)	6,668,415	6,668,415

Total Short-Term Investments (identified cost $67,577,160)		67,577,160

Total Investments — 136.8% (identified cost $217,342,791)		219,432,296
Other Assets and Liabilities — (36.8)%		(59,038,759)

Total Net Assets — 100.0%		$160,393,537

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Short-Intermediate Bond Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Collateralized Mortgage Obligations	2.2%
Commercial Mortgage Securities	3.4
Corporate Bonds & Notes	64.6
Mutual Funds	4.2
U.S. Government & U.S. Government Agency Obligations	24.5
Other Assets & Liabilities, Net	1.1

Total	100.0%

Intermediate Tax-Free Fund

Description	Principal Amount	Value
Municipals — 94.4%

Alabama — 1.1%
Alabama Board of Education, 3.000%, 6/1/2020	$ 340,000	$ 350,275
Alabama Board of Education, 3.000%, 6/1/2021	305,000	310,676
Alabama Drinking Water Finance Authority, 2.250%, 8/15/2021, Call 2/15/2021	1,505,000	1,475,999
Alabama State Board of Education, 4.375%, 10/1/2017	200,000	229,702
Alabama State Board of Education, 5.000%, 10/1/2020, Call 10/1/2018	230,000	264,797
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	401,607
Cullman Utilities Board, AGM, 4.375%, 9/1/2029, Call 9/1/2020	500,000	537,210
Southeast Alabama Gas District, 3.000%, 8/1/2027, Call 3/1/2012 (3)	5,000,000	5,000,000

		8,570,266

Alaska — 0.1%
Alaska Housing Finance Corp., 4.750%, 6/1/2032, Call 6/1/2016 (7)	470,000	469,319
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	270,000	288,519

		757,838

Arizona — 2.8%
Arizona Health Facilities Authority, 5.000%, 1/1/2020, Call 1/1/2017	900,000	1,023,066
Arizona School Facilities Board, 5.750%, 9/1/2019, Call 9/1/2018	690,000	818,105
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	1,050,000	1,118,197
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	500,000	569,130
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	750,000	780,930
Municipals (continued)

Arizona (continued)
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	$ 575,000	$ 619,608
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	950,000	1,131,374
City of Goodyear, 5.000%, 7/1/2023, Call 7/1/2020	265,000	294,259
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	380,701
City of Sedona, NATL-RE, 5.000%, 7/1/2012	250,000	253,245
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	573,610
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	676,344
Maricopa County Elementary School District No. 28-Kyrene Elementary, MBIA, 5.000%, 7/1/2013	125,000	132,575
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	341,886
Phoenix Civic Improvement Corp., 5.000%, 7/1/2020, Call 7/1/2018	600,000	691,362
Phoenix Civic Improvement Corp., BHAC, 0.000%, 7/1/2027	200,000	233,840
Phoenix Civic Improvement Corp., District, General, Revenue Bonds, MBIA, 0.000%, 7/1/2013	1,135,000	1,205,461
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2013	320,000	352,157
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2021	310,000	345,176
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2034	525,000	568,244
Phoenix Industrial Development Authority, 5.200%, 7/1/2022, Call 7/1/2021	300,000	304,404
Phoenix-Mesa Airport Authority, 5.000%, 7/1/2032, Call 7/1/2022 (7)	800,000	833,360
Phoenix-Mesa Airport Authority, 5.000%, 7/1/2038, Call 7/1/2022 (7)	600,000	602,844
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	310,000	316,826
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	281,480

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Scottsdale Industrial Development Authority, 5.250%, 9/1/2030, Call 9/1/2013	$ 435,000	$ 441,212
State of Arizona, AGM, 5.250%, 10/1/2024, Call 10/1/2019	2,000,000	2,307,140
University Medical Center Corp., 5.250%, 7/1/2014	500,000	542,145
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,119,338
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,076,240

		20,934,259

Arkansas — 2.1%
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 1/1/2025, Call 7/1/2021	305,000	316,044
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 7/1/2025, Call 7/1/2021	625,000	647,631
Arkansas Development Finance Authority, GNMA/FNMA, 4.100%, 7/1/2026, Call 7/1/2021	300,000	310,815
City of Rogers, 3.750%, 11/1/2034, Call 11/1/2021	1,000,000	1,044,500
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	500,000	532,575
County of Greene, AGM, 4.000%, 3/1/2019, Call 3/1/2017	840,000	916,054
County of Greene, AGM, 4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,541,154
County of Jefferson, AGM, 4.000%, 6/1/2023, Call 12/1/2019	535,000	546,053
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	2,120,000	2,284,639
Independence County Public Health Education & Housing Facilities Board, 5.300%, 6/1/2025, Call 6/1/2020	1,250,000	1,346,650
Independence County Public Health Education & Housing Facilities Board, 5.625%, 6/1/2027, Call 6/1/2020	1,250,000	1,352,075
University of Arkansas, 3.350%, 12/1/2028, Call 12/1/2019	440,000	439,987
University of Arkansas, 3.650%, 12/1/2031, Call 12/1/2019	665,000	667,201
University of Arkansas, 3.700%, 7/1/2027, Call 1/1/2020	455,000	472,854
University of Arkansas, 4.000%, 11/1/2029, Call 11/1/2021	1,240,000	1,331,401
University of Arkansas, 4.000%, 7/1/2030, Call 1/1/2020	330,000	344,411
Municipals (continued)

Arkansas (continued)
University of Arkansas, 4.625%, 11/1/2036, Call 11/1/2021	$ 1,800,000	$ 1,960,002

		16,054,046

California — 7.9%
Abag Finance Authority for Nonprofit Corps., 5.750%, 7/1/2037, Call 7/1/2015	785,000	827,704
ABC Unified School District, MBIA, 5.000%, 2/1/2021	500,000	554,120
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	377,006
Bellevue Union School District, AGM, 0.000%, 8/1/2030	585,000	209,418
Bellevue Union School District, AGM, 0.000%, 8/1/2031	615,000	204,315
Bellevue Union School District, AGM, 0.000%, 8/1/2032	645,000	199,660
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	477,880
California Health Facilities Financing Authority, 5.150%, 11/15/2040, Call 11/15/2020	3,325,000	3,633,926
California Infrastructure & Economic Development Bank, 5.750%, 2/1/2039, Call 2/1/2015	600,000	646,782
California Infrastructure & Economic Development Bank, 6.250%, 2/1/2039, Call 2/1/2015	450,000	492,624
Castaic Lake Water Agency, AMBAC, 0.000%, 8/1/2021	2,645,000	1,920,905
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	681,296
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	366,611
City of Madera, 5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,693,545
City of Madera, 6.500%, 1/1/2040, Call 1/1/2020	1,330,000	1,462,242
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	466,271
Duarte Unified School District, 0.000%, 8/1/2016	525,000	482,674
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025	1,250,000	865,150
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	186,547
Evergreen Elementary School District, AGC, 0.000%, 8/1/2028	1,350,000	628,992
Fontana Unified School District, 0.000%, 12/1/2012	1,500,000	1,493,160
Fresno Unified School District, MBIA, 5.300%, 2/1/2014	290,000	309,262
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	1,400,000	1,741,992

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Imperial Community College District, AGC, 0.000%, 8/1/2028	$ 330,000	$ 134,208
Inland Valley Development Agency, 4.000%, 3/1/2014 (3)	1,500,000	1,537,800
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	413,396
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	575,000	510,255
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2017	650,000	548,086
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	145,187
Los Alamitos Unified School District, 0.000%, 9/1/2016	2,000,000	1,842,960
Los Angeles Community College District, AGM-CR-FGIC, 5.000%, 8/1/2032, Call 8/1/2017	1,330,000	1,456,922
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	520,329
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	480,000	554,395
Lynwood Unified School District, AGM, 5.000%, 8/1/2022	340,000	395,100
Lynwood Unified School District, AGM, 5.000%, 8/1/2023	475,000	553,185
Lynwood Unified School District, AGM, 5.000%, 8/1/2024, Call 8/1/2023	620,000	713,756
Lynwood Unified School District, AGM, 5.000%, 8/1/2025, Call 8/1/2023	760,000	866,423
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026	300,000	272,475
Merced Redevelopment Agency, AMBAC, 0.000%, 12/1/2021	1,035,000	582,074
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	370,270
Northern California Power Agency, 5.000%, 7/1/2031, Call 7/1/2022	500,000	565,870
Northern California Power Agency, 5.000%, 7/1/2032, Call 7/1/2022	700,000	787,045
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	341,569
Municipals (continued)

California (continued)
Palo Alto Unified School District, 0.000%, 8/1/2017	$ 590,000	$ 536,103
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	827,860
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	340,474
Rincon Valley Union Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2029	510,000	212,629
Sacramento Unified School District, AGM, 3.160%, 3/1/2014 (3)	2,000,000	2,037,380
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2014	230,000	251,229
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015	310,000	347,966
San Mateo County Community College District, NATL-RE, 0.000%, 9/1/2025	10,000,000	5,830,300
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	250,000	280,595
Santa Barbara County College Elementary School District, 0.000%, 8/1/2027	365,000	176,299
Santa Barbara County College Elementary School District, 0.000%, 8/1/2029	335,000	144,496
Santa Barbara County College Elementary School District, 0.000%, 8/1/2031	470,000	185,453
Santa Barbara County College Elementary School District, 0.000%, 8/1/2033	575,000	202,728
Santa Barbara School District, 0.000%, 8/1/2036, Call 8/1/2033	1,450,000	904,452
Santa Monica Community College District, NATL-RE, 0.000%, 8/1/2017, Call 8/1/2015	775,000	628,912
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	1,000,000	1,025,370
Semitropic Improvement District, XLCA, 5.500%, 12/1/2022, Call 12/1/2014	655,000	714,500
Sierra View Local Health Care District, 3.800%, 7/1/2017	370,000	379,494
Sierra View Local Health Care District, 4.700%, 7/1/2016	250,000	265,118
Sierra View Local Health Care District, 4.875%, 7/1/2018, Call 7/1/2017	650,000	693,023
Sierra View Local Health Care District, 5.250%, 7/1/2022, Call 7/1/2017	1,000,000	1,069,720
Sierra View Local Health Care District, 5.250%, 7/1/2023, Call 7/1/2017	250,000	266,685

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Tahoe Forest Hospital District, 5.500%, 8/1/2027, Call 8/1/2018	$ 1,345,000	$ 1,502,204
Tahoe Forest Hospital District, 5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,087,520
University of California, 5.000%, 5/15/2021, Call 5/15/2017	500,000	574,410
University of California, AGM, 5.000%, 5/15/2018, Call 5/15/2013	250,000	266,458
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013	100,000	101,798
Vallejo City Unified School District, MBIA, 5.400%, 2/1/2015	275,000	288,764
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2018	350,000	384,335
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	725,000	773,952
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	974,236
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,718,280
Yosemite Community College District, AGM, 5.000%, 8/1/2028, Call 8/1/2018	1,495,000	1,667,104

		59,693,234

Colorado — 2.5%
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,543,527
Colorado Educational & Cultural Facilities Authority, 5.000%, 12/15/2017, Call 4/2/2012	700,000	700,595
Colorado Educational & Cultural Facilities Authority, 6.000%, 4/1/2021, Call 4/2/2012	225,000	225,149
Colorado Educational & Cultural Facilities Authority, 6.250%, 3/1/2040, Call 3/1/2020	2,000,000	2,212,900
Colorado Educational & Cultural Facilities Authority, 7.400%, 12/1/2038, Call 12/1/2018	500,000	584,385
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	750,000	763,717
Colorado Health Facilities Authority, 5.000%, 12/1/2014 (3)	1,150,000	1,247,888
Municipals (continued)

Colorado (continued)
Colorado Health Facilities Authority, 5.125%, 11/15/2020, Call 11/15/2016 (3)	$ 555,000	$ 627,805
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	570,000	611,872
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	422,956
County of Pueblo, AMBAC, 5.100%, 1/1/2019, Call 4/2/2012	750,000	750,765
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,322,435
E-470 Public Highway Authority, 2.880%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,004,020
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	267,597
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	568,195
Public Authority for Colorado Energy, 5.750%, 11/15/2018	695,000	778,324
Rangely Hospital District, 4.500%, 11/1/2021	2,000,000	2,031,240
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,244,380
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 12/1/2013	250,000	261,390

		19,169,140

Connecticut — 0.1%
State of Connecticut, 4.250%, 2/1/2015	750,000	830,333

Delaware — 0.6%
Delaware State Housing Authority, 0.000%, 7/1/2031, Call 7/1/2021	2,000,000	799,720
Delaware State Housing Authority, 5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	315,363
Delaware State Housing Authority, 5.200%, 7/1/2029, Call 7/1/2018	3,240,000	3,342,060
Town of Middletown, NATL-RE, 3.800%, 1/15/2013	300,000	305,514

		4,762,657

District of Columbia — 0.3%
District of Columbia, 5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,115,171
District of Columbia, AGM, 5.000%, 6/1/2022, Call 12/1/2017	250,000	284,933
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2033	255,000	84,433

		2,484,537

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida — 6.9%
Citizens Property Insurance Corp., 5.000%, 6/1/2016	$ 700,000	$ 779,793
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	400,000	449,912
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,000,000	1,140,990
City of Cape Coral, AMBAC, 3.700%, 10/1/2013	200,000	206,240
City of Clearwater, 4.500%, 12/1/2032, Call 12/1/2021	1,800,000	1,933,524
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,148,600
City of Gulf Breeze, 3.000%, 12/1/2012, Call 4/2/2012 (3)	4,485,000	4,508,770
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,287,220
City of Gulf Breeze, FGIC, 6.050%, 12/1/2013, Call 4/2/2012 (3)	1,020,000	1,024,080
City of Lakeland, 1.260%, 10/1/2014, Call 4/1/2014 (3)	250,000	252,030
City of Niceville, AMBAC, 4.300%, 6/1/2030, Call 6/1/2014	475,000	476,686
City of Sarasota, 4.125%, 10/1/2028, Call 10/1/2021	2,335,000	2,517,830
City of St. Augustine, 5.750%, 10/1/2041, Call 10/1/2021	1,000,000	1,119,430
City of Sunrise, NATL-RE, 0.000%, 10/1/2013	120,000	114,832
City of Sunrise, NATL-RE, 0.000%, 10/1/2020	975,000	696,657
County of Bay, 3.500%, 9/1/2016	500,000	489,820
County of Brevard, AMBAC, 5.000%, 7/1/2015	355,000	386,787
County of Brevard, AMBAC, 5.000%, 7/1/2016	365,000	432,729
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	1,012,093
County of Collier, NATL-RE, 4.250%, 1/1/2022, Call 1/1/2017	300,000	307,614
County of Miami-Dade, 5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,182,302
County of Miami-Dade FL Water & Sewer System Revenue, 5.500%, 10/1/2025, Call 10/1/2018	2,000,000	2,292,340
County of Miami-Dade, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	435,712
County of Miami-Dade, AGC, 5.500%, 10/1/2024, Call 10/1/2018 (7)	1,500,000	1,654,365
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,229,950
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	695,575
Municipals (continued)

Florida (continued)
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2020, Call 1/1/2017	$ 1,000,000	$ 1,101,400
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,071,300
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	945,000	1,019,494
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.250%, 7/1/2028, Call 1/1/2018	760,000	796,754
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2013	500,000	528,380
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014	570,000	621,095
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	303,750
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022, Call 7/1/2014	1,500,000	1,608,855
Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	500,000	575,280
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	557,075
Highlands County Health Facilities Authority, 6.100%, 11/15/2013 (3)	750,000	815,850
Hillsborough County Industrial Development Authority, 5.650%, 5/15/2018 (3)	650,000	764,348
Hillsborough County Industrial Development Authority, AMBAC, 5.000%, 3/15/2012 (3)	875,000	876,207
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,124,437
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,172,440
Miami Health Facilities Authority, 4.500%, 11/15/2014, Call 11/15/2013	570,000	601,054
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	300,000	310,254
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2014	580,000	598,154
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	374,735
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	159,293

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	$ 500,000	$ 552,315
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (3)	445,000	504,430
Saint Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,825,700
Sunrise Excise Tax & Special Assessment, AMBAC, 5.500%, 10/1/2018	575,000	690,426
Sunrise Excise Tax & Special Assessment, NATL-RE, 0.000%, 10/1/2019	905,000	677,519
Tampa-Hillsborough County Expressway Authority, AMBAC, 5.000%, 7/1/2014	455,000	492,287
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	500,000	542,045

		52,040,758

Georgia — 6.1%
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,229,285
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,879,916
City of Atlanta, 5.000%, 1/1/2018	600,000	707,478
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,233,480
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,259,590
County of DeKalb, 4.000%, 12/1/2012	835,000	852,819
County of DeKalb, 4.000%, 1/1/2013	300,000	307,074
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	258,235
County of Fulton Water & Sewerage Revenue, NATL-RE FGIC, 5.250%, 1/1/2035, Call 1/1/2014	3,200,000	3,401,120
County of Heard, XLCA, 5.000%, 5/1/2012	500,000	502,400
DeKalb County Hospital Authority, 6.000%, 9/1/2030, Call 9/1/2020	500,000	560,675
East Point Building Authority, XLCA, 4.500%, 2/1/2025, Call 2/1/2016	500,000	475,955
East Point Building Authority, XLCA, 5.000%, 2/1/2017	575,000	610,351
Fulton County Development Authority, 4.000%, 10/1/2019	1,355,000	1,512,234
Fulton County Development Authority, 5.000%, 10/1/2019	2,000,000	2,370,220
Municipals (continued)

Georgia (continued)
Gainesville & Hall County Hospital Authority, 4.000%, 2/15/2020	$ 805,000	$ 849,275
Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021	600,000	674,910
Georgia State Environmental Loan Acquisition Corp., 5.125%, 3/15/2031, Call 3/15/2021	3,250,000	3,723,427
Jefferson City School District, State Aid Withholding, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,578,906
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	272,135
Medical Center Hospital Authority, AGC, 6.500%, 8/1/2038, Call 8/1/2018	250,000	279,460
Municipal Electric Authority of Georgia, 5.750%, 1/1/2019, Call 7/1/2018	1,980,000	2,433,361
Private Colleges & Universities Authority, 5.000%, 10/1/2032, Call 10/1/2021	1,450,000	1,489,933
Private Colleges & Universities Authority, 5.250%, 10/1/2027, Call 10/1/2021	2,500,000	2,707,125
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.860%, 7/1/2025, Call 3/1/2012 (3)	1,980,000	1,980,000
Richmond County Hospital Authority, 5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,227,234
Richmond County Hospital Authority, 5.375%, 1/1/2029, Call 1/1/2019	940,000	1,010,058
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 1/1/2014	300,000	311,487
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	500,000	590,215
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,334,372
Winder-Barrow Industrial Building Authority, AGM, 3.000%, 12/1/2026, Call 12/1/2021	1,000,000	976,610
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,145,040

		45,744,380

Hawaii — 0.4%
City & County of Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	1,000,000	1,085,180
Hawaii State Department of Budget & Finance, NATL-RE, 4.950%, 4/1/2012	1,750,000	1,753,483

		2,838,663

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Idaho — 0.1%
Boise-Kuna Irrigation District, 5.875%, 6/1/2022, Call 6/1/2018	$ 200,000	$ 228,208
Boise-Kuna Irrigation District, 7.375%, 6/1/2034, Call 6/1/2018	340,000	396,447
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 1/1/2013 (7)	450,000	452,884

		1,077,539

Illinois — 8.9%
Bryant, 5.900%, 8/1/2023, Call 4/2/2012	680,000	682,162
Chicago Transit Authority, AGC, 5.250%, 6/1/2022, Call 6/1/2018	1,500,000	1,658,295
City of Chicago, FSA, 5.500%, 1/1/2013	435,000	452,896
City of Chicago, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,078,788
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016	1,000,000	1,133,360
City of Quincy, 5.000%, 11/15/2012	185,000	188,881
City of Springfield, NATL-RE, 5.000%, 3/1/2022, Call 3/1/2017	3,500,000	3,845,940
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	2,105,000	2,366,673
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 6/1/2013	500,000	515,805
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2028	2,830,000	1,294,017
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2029	2,580,000	1,110,329
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2030	2,830,000	1,142,414
Cook County School District No. 144 Prairie Hills, AGM, 5.000%, 12/1/2030	4,250,000	4,676,105
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	266,055
Cook County School District No. 169 Ford Heights, AGC, 5.750%, 12/1/2030, Call 12/1/2021	1,000,000	1,086,920
County of St. Clair, 5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,303,260
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	488,673
Illinois Finance Authority, 1.125%, 10/1/2012 (3)	500,000	502,155
Municipals (continued)

Illinois (continued)
Illinois Finance Authority, 5.000%, 12/1/2012	$ 415,000	$ 427,716
Illinois Finance Authority, 5.000%, 5/15/2020	250,000	283,163
Illinois Finance Authority, 5.250%, 3/1/2019	250,000	300,580
Illinois Finance Authority, 5.250%, 11/15/2022, Call 11/15/2017	250,000	270,253
Illinois Finance Authority, 5.750%, 11/15/2033, Call 11/15/2017	960,000	1,040,669
Illinois Finance Authority, 6.000%, 8/15/2041, Call 8/15/2021	1,750,000	1,924,650
Illinois Finance Authority, 6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,294,270
Illinois Finance Authority, 7.125%, 11/15/2037, Call 5/15/2019	530,000	624,637
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	287,635
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	380,084
Illinois Finance Authority, BHAC, 4.875%, 11/1/2018, Call 11/1/2013 (3)(7)	2,255,000	2,379,972
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,159,740
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,000,000	1,110,570
Illinois State University, 4.000%, 4/1/2012	325,000	325,663
Kendall, Kane & Will Counties High School District No. 18, FSA, 5.250%, 10/1/2016, Call 10/1/2014	925,000	1,041,217
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,594,314
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	524,605
Lake County School District No. 33, XLCA, 0.000%, 12/1/2026	525,000	229,630
Lake County School District No. 33, XLCA, 0.000%, 12/1/2028	335,000	128,439
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013	200,000	193,952
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2021	700,000	448,182

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2023	$ 100,000	$ 56,286
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2017	210,000	180,277
Metropolitan Pier & Exposition Authority, 0.860%, 7/1/2026 (3)(5)(6)	2,980,000	2,980,000
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	1,500,000	1,678,665
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,075,000	1,229,660
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2020 (7)	1,095,000	1,204,697
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2021 (7)	815,000	893,941
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	325,000	359,629
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	824,320
State of Illinois, 3.750%, 9/1/2016	500,000	545,025
State of Illinois, 5.000%, 1/1/2015	250,000	273,940
State of Illinois, 5.000%, 1/1/2016	500,000	562,380
State of Illinois, 6.500%, 6/15/2022	250,000	306,952
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	364,816
Stephenson-Jo Daviess Counties Community Unit School District No. 200, NATL-RE, 0.000%, 2/1/2016	535,000	459,560
University of Illinois, AMBAC, 5.250%, 4/1/2013	1,060,000	1,110,721
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,595,957
Village of Bolingbrook, NATL-RE, 0.000%, 1/1/2020, Call 1/1/2015	200,000	142,880
Village of Bridgeview, AMBAC, 5.250%, 1/1/2013, Call 4/2/2012	295,000	295,847
Village of Bridgeview, AMBAC, 5.300%, 1/1/2014, Call 4/2/2012	310,000	310,927
Village of Elwood, RADIAN, 0.000%, 3/1/2024, Call 3/1/2016	250,000	131,978
Municipals (continued)

Illinois (continued)
Village of Elwood, RADIAN, 0.000%, 3/1/2026, Call 3/1/2016	$ 1,280,000	$ 598,157
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 1/1/2014	1,065,000	1,086,481
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	348,036
Village of Justice, AMBAC, 0.000%, 1/1/2014	545,000	515,107
Village of Justice, AMBAC, 0.000%, 1/1/2015	345,000	314,298
Village of Maywood, XLCA, 5.000%, 1/1/2021, Call 1/1/2015	385,000	362,158
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	133,509
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	451,914
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2017	750,000	656,512
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2021	200,000	142,794
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2022	250,000	169,685
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,151,649
Will County School District No. 114 Manhattan, NATL-RE FGIC, 0.000%, 12/1/2023	900,000	504,621
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2017	870,000	704,526
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2020	815,000	548,185
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	740,000	806,926
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	315,000	366,077
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2028, Call 6/1/2018	275,000	313,692

		67,445,454

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Indiana — 3.4%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	$ 680,000	$ 736,957
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	406,515
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	200,000	224,280
City of Greenwood, 4.000%, 10/1/2017	225,000	248,114
City of Greenwood, 4.250%, 10/1/2020, Call 10/1/2018	820,000	895,153
City of Greenwood, 4.300%, 10/1/2022, Call 10/1/2018	875,000	931,752
City of Greenwood, 4.625%, 10/1/2024, Call 10/1/2018	520,000	556,624
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,131,700
Crown Point Multi School Building Corp., AGM ST AID WITHHLDG, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,140,300
Dyer Redevelopment Authority Economic Development Lease Rent, CIFG, 5.250%, 7/15/2021, Call 7/15/2015	400,000	430,416
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,307,602
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016	670,000	793,380
Fishers Redevelopment District, 5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,154,937
Fishers Redevelopment District, 5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,915,648
Hammond Local Public Improvement Bond Bank, 4.000%, 8/15/2013	500,000	519,180
Hammond Local Public Improvement Bond Bank, 5.000%, 8/15/2014	500,000	536,475
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2015	1,090,000	1,179,140
Hendricks County Redevelopment District, 6.000%, 1/1/2022, Call 1/1/2016	680,000	713,456
Indiana Development Finance Authority, 4.700%, 10/1/2015 (3)(7)	550,000	602,938
Indiana Finance Authority, 6.000%, 10/1/2021, Call 10/1/2019	500,000	532,150
Municipals (continued)

Indiana (continued)
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	$ 1,750,000	$ 1,858,587
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	560,100
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	573,570
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,942,722
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	272,654
Lake County Public Library District, AMBAC, 4.500%, 8/1/2017, Call 2/1/2014	1,000,000	1,056,910
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015	750,000	701,505
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,143,690
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	241,028
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021, Call 1/15/2019	565,000	666,677

		25,974,160

Iowa — 2.4%
Cedar Falls Community School District, 3.000%, 6/1/2012	400,000	401,744
Cedar Rapids Community School District, 4.250%, 7/1/2022, Call 7/1/2017	700,000	756,315
City of Altoona, 5.750%, 6/1/2031, Call 6/1/2018	1,000,000	1,052,260
City of Coralville, 5.000%, 6/1/2016	1,200,000	1,367,064
City of Coralville, 5.000%, 6/1/2017	3,490,000	4,064,838
City of Coralville, City Appropriation, 5.000%, 6/1/2024, Call 6/1/2017	810,000	885,087
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	1,155,000	1,235,515
Iowa Higher Education Loan Authority, 3.625%, 10/1/2022, Call 10/1/2019	425,000	430,194
Iowa Higher Education Loan Authority, 3.750%, 10/1/2023, Call 10/1/2019	440,000	446,961
Iowa Higher Education Loan Authority, 4.000%, 10/1/2024, Call 10/1/2019	455,000	466,957
Iowa Higher Education Loan Authority, 4.125%, 10/1/2025, Call 10/1/2019	475,000	489,164
Iowa Higher Education Loan Authority, 4.625%, 10/1/2031, Call 10/1/2019	1,000,000	1,033,190

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Iowa (continued)
Iowa Higher Education Loan Authority, 5.000%, 10/1/2036, Call 10/1/2019	$ 500,000	$ 515,230
Iowa Higher Education Loan Authority, 6.450%, 5/18/2012	3,400,000	3,410,812
University of Northern Iowa, 3.000%, 7/1/2020	760,000	800,660
University of Northern Iowa, 3.000%, 7/1/2021	575,000	597,793

		17,953,784

Kansas — 0.6%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	388,976
Kansas Development Finance Authority, 5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,058,690
Kansas Development Finance Authority, 5.000%, 3/1/2034, Call 3/1/2020	1,000,000	1,052,430
Kansas Development Finance Authority, 5.750%, 11/15/2034, Call 11/15/2014	600,000	680,814
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	350,000	401,041
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.450%, 6/1/2027, Call 6/1/2013 (7)	470,000	482,135
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	475,000	489,701

		4,553,787

Kentucky — 0.8%
City of Pikeville, 3.000%, 3/1/2012	250,000	250,000
City of Pikeville, USDA, 4.000%, 5/1/2013	1,500,000	1,522,860
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	937,901
Kentucky Economic Development Finance Authority, 5.000%, 2/1/2017	1,000,000	1,114,230
Kentucky Housing Corp., FHA, 5.750%, 7/1/2039, Call 1/1/2019	830,000	881,842
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,100,000	1,227,138

		5,933,971

Louisiana — 0.9%
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	1,210,000	1,301,234
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040, Call 6/1/2018	1,075,000	1,167,762
Municipals (continued)

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 3.750%, 10/1/2023, Call 10/1/2021	$ 620,000	$ 628,463
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 4.500%, 10/1/2029, Call 10/1/2021	500,000	518,900
Louisiana Public Facilities Authority, 2.875%, 11/1/2015	800,000	821,696
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2015	370,000	385,684
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2016	545,000	570,882
State of Louisiana, CIFG, 5.000%, 7/15/2017, Call 7/15/2016	250,000	294,440
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2016, Call 2/1/2013	1,190,000	1,243,372

		6,932,433

Maine — 0.6%
Maine Governmental Facilities Authority, 4.000%, 10/1/2027, Call 10/1/2021	1,975,000	2,054,691
Maine Governmental Facilities Authority, 4.250%, 10/1/2029, Call 10/1/2021	2,140,000	2,239,382

		4,294,073

Maryland — 1.5%
City of Baltimore, NATL-RE, 0.810%, 7/1/2020 (3)	4,000,000	4,000,000
Maryland Community Development Administration, 6.000%, 3/1/2041, Call 3/1/2016 (7)	30,000	30,799
Maryland Health & Higher Educational Facilities Authority, 0.750%, 7/1/2036, Call 3/21/2012 (3)	2,500,000	2,500,000
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	750,000	848,752
Maryland Health & Higher Educational Facilities Authority, 6.000%, 1/1/2026, Call 1/1/2022	1,000,000	1,150,540
Maryland Health & Higher Educational Facilities Authority, 6.125%, 1/1/2036, Call 1/1/2022	1,405,000	1,553,972
Maryland Health & Higher Educational Facilities Authority, 6.250%, 1/1/2031, Call 1/1/2022	1,000,000	1,140,180

		11,224,243

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Massachusetts — 2.0%
Commonwealth of Massachusetts, AMBAC, 0.600%, 8/1/2037, Call 8/1/2017 (3)	$ 6,000,000	$ 6,000,000
Massachusetts Development Finance Agency, 5.000%, 1/1/2023, Call 1/1/2017	500,000	538,740
Massachusetts Development Finance Agency, 5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,678,037
Massachusetts Educational Financing Authority, 4.000%, 1/1/2016	600,000	649,230
Massachusetts Educational Financing Authority, 4.750%, 1/1/2016	435,000	481,506
Massachusetts Educational Financing Authority, 5.000%, 1/1/2017	560,000	635,191
Massachusetts Educational Financing Authority, 5.100%, 1/1/2018 (7)	255,000	280,824
Massachusetts Educational Financing Authority, 5.250%, 1/1/2019	855,000	987,679
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,574,259
Route 3 North Transit Improvement Association, NATL-RE, 5.000%, 6/15/2012, Call 4/2/2012	400,000	401,256

		15,226,722

Michigan — 3.7%
Allen Park Brownfield Redevelopment Authority, AMBAC, 4.250%, 5/1/2016	300,000	282,393
Alpena General Hospital, AMBAC, 5.200%, 11/1/2014, Call 5/1/2012	350,000	350,963
Alpena General Hospital, AMBAC, 5.250%, 11/1/2015, Call 5/1/2012	375,000	376,106
Battle Creek School District, AGM Q-SBLF, 5.250%, 5/1/2021, Call 5/1/2017	1,125,000	1,284,851
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	593,566
City of Detroit, 6.500%, 7/1/2024, Call 7/1/2019	350,000	426,374
City of Detroit, AGM, 5.000%, 7/1/2012	65,000	66,011
City of Detroit, NATL-RE, 0.000%, 9/30/2014	300,000	277,761
City of Detroit, NATL-RE, 5.000%, 7/1/2016 (3)	725,000	799,110
City of Detroit, NATL-RE, 5.250%, 7/1/2022, Call 7/1/2017 (3)	1,250,000	1,355,325
Municipals (continued)

Michigan (continued)
City of Detroit, NATL-RE, 6.000%, 7/1/2014	$ 300,000	$ 329,388
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	264,433
Detroit City School District, FGIC Q-SBLF, 5.250%, 5/1/2013	500,000	519,980
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2014	485,000	509,439
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,879,117
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2027, Call 5/1/2021	600,000	688,710
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,793,216
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	565,000	603,025
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,093,950
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,109,150
Marquette Board of Light & Power, 4.000%, 7/1/2012	325,000	327,889
Michigan Finance Authority, 3.000%, 6/1/2012	2,340,000	2,345,476
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	235,000	242,097
Michigan Public Educational Facilities Authority, 6.000%, 6/1/2020	380,000	398,829
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2014	250,000	267,720
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	430,751
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,005,255
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2023, Call 10/15/2016	1,350,000	805,248
Pontiac, CIFG, 5.000%, 5/1/2017, Call 5/1/2016	300,000	324,852
Southgate Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2015	1,000,000	1,071,600
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,000,000	2,294,540
Warren Consolidated School District, FSA, 5.000%, 5/1/2015	325,000	362,482

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Michigan (continued)
Wayland Union School District, AGM Q-SBLF, 5.250%, 5/1/2019, Call 5/1/2018	$ 400,000	$ 462,384
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	570,110
Wyandotte, NATL-RE, 4.500%, 10/1/2014 (7)	600,000	627,108
Wyandotte, NATL-RE, 5.000%, 10/1/2013 (7)	600,000	623,070
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2020, Call 5/1/2014	300,000	320,265
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2021, Call 5/1/2014	650,000	691,496

		27,774,040

Minnesota — 1.5%
City of Center City, 4.750%, 11/1/2031, Call 11/1/2019	850,000	895,654
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	950,000	1,102,114
City of Northfield, 5.500%, 11/1/2015	900,000	994,392
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	314,672
Minneapolis & St. Paul Housing & Redevelopment Authority, 6.000%, 12/1/2021, Call 12/1/2013	1,680,000	1,802,304
Minnesota Higher Education Facilities Authority, 3.250%, 3/1/2020	300,000	308,736
Minnesota Higher Education Facilities Authority, 3.500%, 3/1/2021, Call 3/1/2020	310,000	318,937
Minnesota Higher Education Facilities Authority, 4.000%, 3/1/2023, Call 3/1/2020	330,000	341,411
Minnesota Higher Education Facilities Authority, 5.000%, 3/1/2031, Call 3/1/2020	275,000	286,201
Southern Minnesota Municipal Power Agency, NATL-RE, 0.000%, 1/1/2026	935,000	551,949
Tobacco Securitization Authority, 4.850%, 3/1/2026, Call 3/1/2022	2,000,000	2,192,360
Tobacco Securitization Authority, 5.000%, 3/1/2022	2,000,000	2,290,980

		11,399,710

Mississippi — 0.3%
Mississippi Development Bank, AGM, 5.375%, 7/1/2036, Call 7/1/2021	250,000	273,058
Mississippi Development Bank, County Guarantee, 5.375%, 12/1/2022, Call 12/1/2018	460,000	550,675
Municipals (continued)

Mississippi (continued)
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	$ 470,000	$ 512,314
Rankin County School District, FSA, 5.000%, 10/1/2014	730,000	814,848

		2,150,895

Missouri — 2.9%
Cass County, 5.000%, 5/1/2015	450,000	476,748
City of Des Peres, AMBAC, 5.250%, 2/1/2018, Call 2/1/2015	380,000	421,507
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	1,300,000	1,440,231
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,074,951
Jackson County, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,126,760
Joplin Industrial Development Authority, 3.125%, 2/15/2016	885,000	900,302
Kansas City Industrial Development Authority, 4.000%, 9/1/2014	665,000	676,511
Missouri Development Finance Board, 6.750%, 4/1/2029, Call 10/1/2013	200,000	220,386
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021, Call 5/1/2017	500,000	589,415
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	930,000	1,006,902
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 5/1/2025, Call 5/1/2021	1,055,000	1,083,158
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 11/1/2025, Call 5/1/2021	1,180,000	1,212,143
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,026,990
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	540,345
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	919,388
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2015	1,785,000	1,814,738
Missouri State Health & Educational Facilities Authority, 3.250%, 2/15/2016	390,000	398,116
Missouri State Health & Educational Facilities Authority, 3.500%, 2/15/2017	1,430,000	1,461,288
Missouri State Health & Educational Facilities Authority, 3.500%, 11/1/2019	950,000	962,094

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Missouri State Health & Educational Facilities Authority, 3.750%, 2/15/2018	$ 1,000,000	$ 1,024,640
Missouri State Health & Educational Facilities Authority, 5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,081,210
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	835,680
St. Louis Municipal Finance Corp., AGC, 0.000%, 7/15/2021	800,000	551,160

		21,844,663

Montana — 0.6%
City of Dillon, AGM, 3.625%, 8/1/2030, Call 8/1/2021	425,000	445,553
City of Dillon, AGM, 4.000%, 8/1/2031, Call 8/1/2021	440,000	473,572
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,551,592
Montana State Board of Regents, 4.000%, 11/15/2027, Call 11/15/2021	525,000	565,651
Montana State Board of Regents, 5.000%, 11/15/2022, Call 11/15/2021	200,000	245,702
Montana State Board of Regents, 5.000%, 11/15/2023, Call 11/15/2021	250,000	304,465
Montana State Board of Regents, 5.000%, 11/15/2024, Call 11/15/2021	375,000	452,741
Montana State Board of Regents, 5.000%, 11/15/2025, Call 11/15/2021	255,000	305,444

		4,344,720

Nebraska — 0.3%
City of O’Neill, 6.250%, 9/1/2012	65,000	65,709
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,099,140
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,144,290

		2,309,139

Nevada — 1.3%
City of Henderson, NATL-RE, 5.000%, 6/1/2023, Call 6/1/2015	500,000	536,060
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,846,176
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,000,000	2,238,800
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	456,297
Municipals (continued)

Nevada (continued)
County of Washoe, 5.500%, 2/1/2028, Call 2/1/2019	$ 1,000,000	$ 1,130,880
Las Vegas Convention & Visitors Authority, AMBAC, 5.250%, 7/1/2013	300,000	316,212
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,565,000	2,804,007
Reno-Sparks Indian Colony, 4.250%, 6/1/2014	515,000	515,190

		9,843,622

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2013	230,000	238,984
New Hampshire Housing Finance Authority, 4.500%, 1/1/2029, Call 7/1/2020	1,415,000	1,512,210
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	2,000,000	2,178,320

		3,929,514

New Jersey — 1.4%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014	350,000	382,564
New Jersey Economic Development Authority, 1.860%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,016,740
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	1,015,000	1,061,182
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2014	2,000,000	2,133,540
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	1,000,000	1,060,630
New Jersey Housing & Mortgage Finance Agency, AGM, 5.050%, 11/1/2013, Call 4/2/2012	1,450,000	1,453,030
New Jersey Transportation Trust Fund Authority, 0.000%, 12/15/2031	415,000	156,870
New Jersey Transportation Trust Fund Authority, 5.250%, 12/15/2023, Call 12/15/2018	300,000	344,478
New Jersey Transportation Trust Fund Authority, AMBAC, 0.000%, 12/15/2026	1,555,000	814,976
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	100,000	61,739
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2028	100,000	50,035
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2030	150,000	66,246
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	230,000	113,795

		10,715,825

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

New Mexico — 0.9%
City of Farmington, 4.700%, 9/1/2024, Call 11/1/2020	$ 2,000,000	$ 2,179,360
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039, Call 3/1/2019	885,000	960,446
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039, Call 3/1/2019	670,000	724,746
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 4.625%, 3/1/2028, Call 9/1/2021	1,230,000	1,335,731
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 5.350%, 3/1/2030, Call 9/1/2020	1,500,000	1,642,620

		6,842,903

New York — 2.6%
City of New York, 5.000%, 8/1/2032, Call 8/1/2021	5,000,000	5,752,150
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	255,123
New York City Municipal Water Finance Authority, 0.280%, 6/15/2032, Call 3/15/2012 (3)	5,500,000	5,500,000
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	425,000	476,025
New York Liberty Development Corp., 5.000%, 10/1/2015	250,000	274,730
New York State Dormitory Authority, 5.000%, 3/15/2028, Call 3/15/2019	625,000	722,512
New York State Dormitory Authority, 5.000%, 3/15/2034, Call 3/15/2021	3,000,000	3,402,870
New York State Dormitory Authority, 5.250%, 7/1/2012	250,000	253,183
New York State Housing Finance Agency, 0.650%, 11/1/2041, Call 3/7/2012 (3)	2,500,000	2,500,000
Westchester County Healthcare Corp., 5.000%, 11/1/2032, Call 11/1/2021	785,000	816,039

		19,952,632

North Carolina — 1.9%
Board of Governors of the University of North Carolina, AMBAC, 5.375%, 4/1/2017, Call 10/1/2012	40,000	41,178
City of Charlotte, 5.000%, 7/1/2020 (7)	500,000	585,590
City of Greensboro, 5.250%, 4/1/2031, Call 4/1/2020	1,000,000	1,135,660
County of Catawba, 4.000%, 10/1/2025, Call 10/1/2021	585,000	637,422
County of Catawba, 4.000%, 10/1/2027, Call 10/1/2021	725,000	769,406
Municipals (continued)

North Carolina (continued)
County of Catawba, 5.000%, 10/1/2022, Call 10/1/2021	$ 500,000	$ 600,160
County of Catawba, 5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,193,780
County of Catawba, 5.000%, 10/1/2024, Call 10/1/2021	835,000	989,066
County of Catawba, 5.000%, 10/1/2026, Call 10/1/2021	440,000	513,137
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	286,062
North Carolina Eastern Municipal Power Agency, 4.200%, 1/1/2019	1,710,000	1,949,930
North Carolina Eastern Municipal Power Agency, 6.000%, 1/1/2022	245,000	315,805
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	500,000	583,350
North Carolina Eastern Municipal Power Agency, AMBAC, 5.000%, 1/1/2016	500,000	574,405
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	1,000,000	1,054,130
North Carolina Housing Finance Agency, 4.650%, 7/1/2021, Call 7/1/2016 (3)(7)	1,960,000	2,003,826
Raleigh Durham Airport Authority, 4.250%, 5/1/2030, Call 5/1/2020	1,000,000	1,065,200
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	350,000	381,248

		14,679,355

North Dakota — 1.8%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2021	635,000	650,646
Barnes County North Public School District Building Authority, 4.250%, 5/1/2027, Call 5/1/2021	1,000,000	1,002,970
Barnes County North Public School District Building Authority, 4.500%, 5/1/2030, Call 5/1/2021	2,145,000	2,148,089
Barnes County North Public School District Building Authority, 4.500%, 5/1/2033, Call 5/1/2021	2,965,000	2,913,202
County of Burleigh, 4.500%, 7/1/2032, Call 7/1/2022	3,000,000	3,041,940
North Dakota Housing Finance Agency, 4.125%, 1/1/2026, Call 1/1/2021	1,350,000	1,400,004
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	2,170,000	2,343,969

		13,500,820

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	215,000	222,856

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
City of Cleveland OH Airport System Revenue, 5.000%, 1/1/2022, Call 1/1/2021	$ 2,320,000	$ 2,610,186
City of Cleveland OH Airport System Revenue, AGM, 5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,077,980
City of Cleveland OH Airport System Revenue, AGM, 5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,075,460
City of Cleveland, AGC, 5.000%, 10/1/2017	425,000	497,037
City of Hamilton, AGM, 4.250%, 10/1/2029, Call 10/1/2019	500,000	519,010
City of Hamilton, AGM, 4.375%, 10/1/2030, Call 10/1/2019	250,000	260,883
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,065,620
City of Youngstown, AMBAC, 4.250%, 12/1/2025, Call 12/1/2016	300,000	284,100
County of Hamilton, AGM, 4.000%, 6/1/2014	685,000	721,312
New Albany Community Authority, 4.000%, 10/1/2019	900,000	1,001,025
New Albany Community Authority, 4.000%, 10/1/2020	590,000	650,658
New Albany Community Authority, 5.000%, 10/1/2022	1,000,000	1,179,900
New Albany Community Authority, 5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,292,872
Richland County, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	294,772

		12,753,671

Oklahoma — 0.3%
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	650,000	699,985
Oklahoma County Finance Authority, 4.000%, 3/1/2018	1,000,000	1,120,750
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	380,000	414,207
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	5,000	5,391

		2,240,333

Oregon — 1.0%
City of Woodburn, 0.000%, 3/1/2020	1,380,000	1,074,233
City of Woodburn, 0.000%, 3/1/2021	1,215,000	899,732
County of Gilliam, 2.000%, 9/2/2014 (3)	1,000,000	1,020,320
Port of Portland, 4.000%, 7/1/2028, Call 7/1/2021	1,000,000	1,050,820
Municipals (continued)

Oregon (continued)
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	$ 3,000,000	$ 3,471,000

		7,516,105

Pennsylvania — 2.6%
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	549,890
City of Philadelphia PA Gas Works Revenue, AGC, 5.250%, 8/1/2019, Call 8/1/2014	400,000	425,324
City of Pittsburgh, 4.000%, 9/1/2016	415,000	454,201
City of Pittsburgh, 4.000%, 9/1/2017	550,000	607,211
Delaware County Industrial Development Authority, 5.000%, 8/15/2020	1,500,000	1,541,550
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012, Call 4/2/2012	4,000,000	4,006,760
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	4,525,000	4,538,077
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,008,800
Kiski Area School District, AGM ST AID WITHHLDG, 4.000%, 3/1/2021	1,450,000	1,632,831
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,500,000	1,640,010
Pennsylvania Industrial Development Authority, AMBAC, 5.500%, 7/1/2014, Call 7/1/2012	1,925,000	1,973,683
Saint Mary Hospital Authority, 5.250%, 11/15/2016, Call 11/15/2014	250,000	276,060

		19,654,397

Puerto Rico — 0.4%
Puerto Rico Electric Power Authority, 5.250%, 7/1/2028, Call 7/1/2020	400,000	442,832
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013	170,000	176,239
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,915,000	2,106,634

		2,725,705

Rhode Island — 0.5%
City of Woonsocket, AMBAC, 5.000%, 3/1/2013	100,000	100,238
City of Woonsocket, AMBAC, 5.000%, 3/1/2014	500,000	492,585
Providence Public Buildings Authority, AMBAC, 5.500%, 12/15/2012, Call 4/2/2012	525,000	526,811
Rhode Island Student Loan Authority, 3.950%, 12/1/2017	250,000	270,095
Rhode Island Student Loan Authority, 4.200%, 12/1/2018, Call 12/1/2017	600,000	646,536

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Rhode Island (continued)
Rhode Island Student Loan Authority, 4.250%, 12/1/2020, Call 12/1/2017	$ 500,000	$ 530,270
Rhode Island Student Loan Authority, 4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,062,230

		3,628,765

South Carolina — 1.7%
County of Florence, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,208,120
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	2,490,000	2,567,190
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	140,000	145,648
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	550,000	583,896
Piedmont Municipal Power Agency, AGM, 5.000%, 1/1/2030, Call 7/1/2021	450,000	504,414
Piedmont Municipal Power Agency, AGM, 5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,167,200
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	445,000	482,878
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	1,635,000	1,740,637
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,137,290
South Carolina State Public Service Authority, NATL-RE FGIC, 4.750%, 1/1/2023, Call 7/1/2015	1,000,000	1,091,650
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	302,748
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	976,446
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	250,000	266,975

		13,175,092

South Dakota — 1.0%
City of Rapid City, 6.750%, 12/1/2031, Call 12/1/2019	500,000	558,935
City of Rapid City, 7.000%, 12/1/2035, Call 12/1/2019	750,000	845,212
Puttable Floating Option Tax-Exempt Receipts, 0.900%, 12/1/2022 (3)	3,430,000	3,430,000
Municipals (continued)

South Dakota (continued)
South Dakota Health & Educational Facilities Authority, 5.000%, 11/1/2024, Call 11/1/2019	$ 1,000,000	$ 1,106,300
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,097,874
South Dakota Health & Educational Facilities Authority, AMBAC, 5.250%, 7/1/2022, Call 7/1/2012	250,000	254,053
South Dakota Housing Development Authority, 3.750%, 5/1/2018	500,000	531,330

		7,823,704

Tennessee — 0.8%
Blount County Public Building Authority, 0.450%, 6/1/2032, Call 3/1/2012 (3)	2,000,000	2,000,000
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	503,421
Tennessee Housing Development Agency, 4.000%, 7/1/2025, Call 1/1/2021	1,000,000	1,033,020
Tennessee Housing Development Agency, 4.000%, 7/1/2026, Call 1/1/2021	1,550,000	1,600,003
Tennessee Housing Development Agency, 5.000%, 1/1/2027, Call 7/1/2019	965,000	1,046,630

		6,183,074

Texas — 6.2%
Brazos River Authority, FGIC, 4.250%, 3/1/2014 (3)	885,000	934,657
Brazos River Authority, FGIC, 4.250%, 12/1/2017, Call 6/1/2014 (3)	290,000	302,006
Capital Area Cultural Education Facilities Finance Corp., 4.000%, 4/1/2012	345,000	345,573
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2019	1,000,000	1,107,090
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	443,208
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	504,990
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	2,025,000	2,102,719
City of Galveston, 4.250%, 5/1/2014	290,000	302,255
City of Galveston TX Wharves & Terminal Revenue, 4.000%, 2/1/2016	765,000	803,357

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
City of Galveston TX Wharves & Terminal Revenue, 4.500%, 2/1/2023, Call 2/1/2021	$ 1,900,000	$ 1,949,020
City of Galveston TX Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,255,000	1,284,869
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	318,632
City of Keller, NATL-RE, 5.000%, 2/15/2022, Call 2/15/2014	250,000	263,543
Clifton Higher Education Finance Corp., 4.800%, 8/15/2021	465,000	484,344
Clifton Higher Education Finance Corp., 5.500%, 8/15/2031, Call 8/15/2021	500,000	512,190
Comal Independent School District, NATL-RE PSF-GTD, 5.000%, 2/1/2033, Call 2/1/2014	470,000	505,579
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	3,000,000	3,289,320
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2027, Call 8/1/2020	340,000	369,832
Denton Independent School District, PSF, 0.930%, 8/15/2022, Call 8/15/2016 (3)	2,900,000	2,900,000
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	340,000	400,449
Harris County Cultural Education Facilities Finance Corp., Medical, Revenue Bonds, 5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,759,901
Harris County Health Facilities Development Corp., 0.900%, 7/1/2027 (3)	2,355,000	2,355,000
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,893,504
La Vernia Higher Education Finance Corp., 4.375%, 8/15/2015	200,000	211,622
La Vernia Higher Education Finance Corp., 4.750%, 8/15/2016	180,000	194,569
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2017	150,000	164,964
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	165,149
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,312,949
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	550,000	615,824
Municipals (continued)

Texas (continued)
North Texas Tollway Authority, 0.000%, 9/1/2037, Call 9/1/2031	$ 500,000	$ 116,965
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	150,000	159,974
North Texas Tollway Authority, 6.125%, 1/1/2031, Call 1/1/2016	250,000	268,732
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,350,000	1,478,790
Port of Houston Authority, NATL-RE, 5.000%, 10/1/2024, Call 10/1/2016 (7)	1,300,000	1,427,777
Sabine River Authority, Pollution, Revenue Bonds, MBIA, 4.950%, 3/1/2018	345,000	384,630
Sam Rayburn Municipal Power Agency, RADIAN, 5.750%, 10/1/2021, Call 10/1/2012	215,000	217,930
San Antonio Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	543,095
State of Texas, 0.650%, 4/1/2037, Call 4/1/2017 (3)	5,000,000	5,000,000
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	2,500,000	2,770,075
Texas Public Finance Authority, 5.000%, 7/1/2019, Call 7/1/2014	1,600,000	1,764,048
Texoma Area Solid Waste Authority, 4.000%, 2/15/2018	250,000	272,612
University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	500,000	539,550

		46,741,293

Utah — 1.0%
City of Eagle Mountain City, AGM, 2.000%, 6/1/2014	565,000	573,571
City of Eagle Mountain City, AGM, 2.250%, 6/1/2013	605,000	613,905
City of Herriman, 5.750%, 11/1/2027, Call 5/1/2013	350,000	362,131
Grand County School District, School Bond Gty, 5.250%, 7/1/2026, Call 7/1/2018	500,000	631,265
Utah Housing Corp., GNMA, 3.450%, 7/1/2021	720,000	741,420
Utah Infrastructure Agency, AGM, 5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,092,390
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	2,485,000	2,741,005
Utah Water Finance Agency, AMBAC, 5.250%, 7/1/2014, Call 7/1/2012	1,000,000	1,010,050

		7,765,737

Virgin Islands — 0.2%
Virgin Islands Public Finance Authority, 5.000%, 10/1/2017	1,440,000	1,595,318

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Virginia — 1.1%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	$ 550,000	$ 596,789
Louisa Industrial Development Authority, 5.375%, 12/2/2013 (3)	400,000	431,948
Roanoke Economic Development Authority, AGM, 5.000%, 7/1/2017 (3)	1,000,000	1,148,540
Virginia College Building Authority, 5.000%, 3/1/2023, Call 3/1/2020	745,000	868,558
Virginia College Building Authority, 5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,032,395
Virginia Housing Development Authority, 3.750%, 3/1/2034, Call 3/1/2021	1,750,000	1,753,973
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,124,440

		7,956,643

Washington — 1.0%
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019, Call 7/1/2015	425,000	467,445
Greater Wenatchee Regional Events Center Public Facilities Dist, 5.250%, 12/1/2012 (10)	1,585,000	1,096,027
King County Housing Authority, 5.200%, 5/1/2028, Call 11/1/2018	460,000	491,952
King County Housing Authority, 5.500%, 12/1/2028, Call 12/1/2018	500,000	527,560
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/1/2014	100,000	105,081
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,220,102
Skagit County Public Hospital District No. 1, NATL-RE, 5.500%, 12/1/2023, Call 12/1/2014	1,000,000	1,067,660
State of Washington, 4.000%, 7/1/2018	600,000	678,534
Washington Health Care Facilities Authority, 5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,167,170
Washington Health Care Facilities Authority, FHA, 6.250%, 8/1/2028, Call 8/1/2018	400,000	476,264

		7,297,795

West Virginia — 0.1%
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	670,716
Municipals (continued)

Wisconsin — 2.8%
City of Kaukauna, AGM, 5.000%, 12/15/2035, Call 12/15/2022	$ 2,250,000	$ 2,340,922
City of Platteville, 4.000%, 5/1/2028, Call 5/1/2022	375,000	407,606
City of Platteville, 4.000%, 5/1/2030, Call 5/1/2022	575,000	611,006
City of Platteville, 4.000%, 5/1/2032, Call 5/1/2022	725,000	755,733
County of Milwaukee, AMBAC, 5.000%, 12/1/2015 (7)	255,000	281,257
Kimberly Area School District, 2.375%, 3/1/2019	230,000	234,996
Ladysmith-Hawkins School District, NATL-RE FGIC, 5.500%, 4/1/2020, Call 4/1/2016	1,105,000	1,182,107
Wisconsin Health & Educational Facilities Authority, 4.750%, 10/15/2029, Call 10/15/2021	800,000	835,752
Wisconsin Health & Educational Facilities Authority, 5.000%, 4/15/2016	1,000,000	1,123,280
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	1,220,000	1,319,845
Wisconsin Health & Educational Facilities Authority, 5.000%, 7/1/2019	990,000	1,055,488
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	250,000	289,088
Wisconsin Health & Educational Facilities Authority, 5.250%, 12/1/2020, Call 12/1/2018	1,295,000	1,459,737
Wisconsin Health & Educational Facilities Authority, 5.250%, 4/1/2023, Call 4/1/2018	365,000	399,452
Wisconsin Health & Educational Facilities Authority, 5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,845,545
Wisconsin Health & Educational Facilities Authority, 6.400%, 9/15/2015, Call 3/16/2012	740,000	740,296
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.750%, 8/15/2022 (3)	5,000,000	5,000,000
Wisconsin Health & Educational Facilities Authority, NATL-RE, 5.750%, 2/15/2027, Call 4/2/2012	1,000,000	1,000,820
Wisconsin Health & Educational Facilities Authority, RADIAN, 6.250%, 2/15/2029, Call 4/2/2012	550,000	550,622

		21,433,552

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wyoming — 0.2%
Teton County Hospital District, 5.500%, 12/1/2027, Call 12/1/2021	$ 500,000	$ 544,390
Teton County Hospital District, 6.000%, 12/1/2036, Call 12/1/2021	500,000	534,160

		1,078,550

Total Municipals (identified cost $677,190,836)		714,024,565

Short-Term Investments — 7.6%

Mutual Funds — 7.5%
BMO Tax-Free Money Market Fund, Class I, 0.280% (11)	56,546,925	56,546,925

Short-Term Municipals — 0.1%

Ohio — 0.1%
Village of Lockland, 2.000%, 3/12/2013	$ 635,000	639,870

Total Short-Term Investments (identified cost $57,186,611)		57,186,795

Total Investments — 102.0% (identified cost $734,377,447)		771,211,360
Other Assets and Liabilities — (2.0)%		(15,006,033)

Total Net Assets — 100.0%		$756,205,327

Portfolio Credit Ratings*
Sector	Fund
AAA	6.6%
AA	40.6
A	27.1
BBB	14.3
BB	0.3
D	0.1
SP-1	0.5
SP-2	0.7
NR	4.3
Other Assets & Liabilities, Net	5.5

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation
School District	9.1%
State or Local	9.4

Total General Obligation	18.5
Revenue Bonds
Appropriation	13.9
Education	9.6
General Revenue	2.8
Healthcare	16.8
Housing	7.0
Industrial Revenue	2.1
Power	4.4
Special Tax	1.5
Student Loan	1.4
Tobacco	0.8
Transportation	6.4
Water & Sewer	9.3

Total Revenue Bonds	76.0
Other Assets & Liabilities, Net	5.5

Total	100.0%

Government Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 1.3%

Automobiles — 0.7%
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 1.001%, 4/14/2013 (3)(5)(6)	$ 1,547,461	$ 1,547,533

Federal Home Loan Mortgage Corporation — 0.2%
0.504%, 8/25/2031, (Series T-32) (3)	517,639	504,003

Other Financial — 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.484%, 4/25/2037 (3)(5)(6)	2,327,499	932,215

Total Asset-Backed Securities (identified cost $4,392,599)		2,983,751

Collateralized Mortgage Obligations — 11.7%

Federal Home Loan Mortgage Corporation — 5.6%
0.549%, 1/15/2036, (Series 3102) (3)	3,938,398	3,936,508
0.599%, 6/15/2025, (Series 2993) (3)	3,413,239	3,415,590
0.649%, 10/15/2027, (Series 3780) (3)	4,781,596	4,788,473
5.000%, 5/15/2033, (Series 2791)	548,682	582,775

		12,723,346

Federal National Mortgage Association — 2.1%
0.494%, 1/25/2031, (Series 2001-25) (3)	108,383	108,384
0.494%, 7/25/2035, (Series 2005-66) (3)	3,692,560	3,679,617

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Income Fund (continued)

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)

Federal National Mortgage Association (continued)
0.644%, 4/25/2034, (Series 2004-25) (3)	$ 891,055	$ 895,274
4.000%, 10/25/2032, (Series 2003-28)	113,073	118,925

		4,802,200

Private Sponsor — 4.0%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 2.253%, 9/25/2045 (3)	1,014,417	778,218
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.678%, 7/25/2037 (3)	2,091,880	1,889,121
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.967%, 10/15/2054 (3)(5)(6)	2,500,000	2,505,362
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.573%, 11/25/2034 (3)	2,283,678	2,095,305
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	1,639,245	1,709,232

		8,977,238

Total Collateralized Mortgage Obligations (identified cost $26,374,230)		26,502,784

Commercial Mortgage Securities — 10.1%

Private Sponsor — 10.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, (Series 2007-1), 5.451%, 1/15/2049	1,300,000	1,473,051
Bear Stearns Commercial Mortgage Securities, Class A2, (Series 2006-PW13), 5.426%, 9/11/2041	2,159,124	2,214,119
Credit Suisse First Boston Mortgage Securities Corp., Class AAB, (Series 2005-C4), 5.065%, 8/15/2038 (3)	267,855	272,517
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.319%, 2/15/2022 (3)(5)(6)	688,996	670,079
CW Capital Cobalt, Ltd., Class A3, (Series 2007-C2), 5.484%, 4/15/2047 (3)	2,000,000	2,181,804
GS Mortgage Securities Corp. II, Class A1, (Series 2007-EOP), 1.103%, 3/6/2020 (3)(5)(6)	3,246,065	3,224,151
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.624%, 7/15/2019 (3)(5)(6)	1,853,115	1,782,478
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,000,000	3,197,160

Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.549%, 6/15/2022 (3)(5)(6)	$ 3,210,146	$ 3,122,548
Morgan Stanley Capital I, Class A4, (Series 2007-IQ15), 5.879%, 6/11/2049 (3)	2,000,000	2,282,904
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C16), 4.692%, 10/15/2041	353,010	367,855
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C18), 4.807%, 4/15/2042	1,949,845	2,047,074

Total Commercial Mortgage Securities (identified cost $22,722,864)		22,835,740

Corporate Bonds & Notes — 1.1%

Insurance — 1.1%
HSB Group, Inc., 1.477%, 7/15/2027 (3)	3,000,000	2,385,000

Total Corporate Bonds & Notes (identified cost $2,968,950)		2,385,000

U.S. Government & U.S. Government Agency Obligations — 2.2%

U.S. Treasury Bonds & Notes — 2.2%
1.250%, 1/31/2019 (1)	5,000,000	4,958,205

Total U.S. Government & U.S. Government Agency Obligations (identified cost $4,970,333)		4,958,205

U.S. Government Agency-Mortgage Securities — 94.2%

Federal Home Loan Mortgage Corporation — 33.0%
4.000%, 4/1/2026	4,612,149	4,885,479
4.000%, 9/1/2026	2,246,153	2,379,267
4.000%, 10/1/2031 (1)	4,914,089	5,215,844
4.000%, 12/1/2040	959,462	1,013,581
4.500%, 11/1/2022	4,139,341	4,448,081
4.500%, 9/1/2031	1,365,474	1,452,797
4.500%, 9/1/2035	1,974,934	2,102,467
4.500%, 3/1/2036 (1)	2,281,118	2,428,423
4.500%, 12/1/2037	1,269,786	1,352,973
4.500%, 3/1/2039	2,753,387	2,950,119
4.500%, 5/1/2039 (1)	5,528,013	5,957,546
4.500%, 2/1/2040	1,256,700	1,336,282
4.500%, 2/1/2040 (1)	3,387,864	3,602,404
4.500%, 11/1/2040	2,378,674	2,548,632
4.500%, 2/1/2041 (1)	3,618,063	3,881,776
5.000%, 12/1/2022	868,148	934,528
5.000%, 2/1/2038	2,602,238	2,809,197
5.000%, 3/1/2038	1,534,573	1,654,942
5.000%, 1/1/2039 (1)	3,350,912	3,613,751
5.000%, 1/1/2040	920,874	1,005,336
5.500%, 11/1/2018	1,079,085	1,171,554
5.500%, 10/1/2021	952,289	1,032,702
5.500%, 8/1/2038	2,618,252	2,847,466
5.500%, 4/15/2042 (4)	2,500,000	2,708,205
6.000%, 8/1/2036	296,372	325,923
6.000%, 12/1/2036	281,967	310,082
6.000%, 6/1/2037	1,428,519	1,570,957
6.000%, 11/1/2037	1,206,201	1,327,980
6.000%, 12/1/2037	253,893	279,209
6.000%, 2/1/2038 (1)	5,977,879	6,581,406
6.500%, 9/1/2016	43,057	47,531

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Government Income Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
7.500%, 9/1/2013	$ 12,271	$ 12,667
7.500%, 4/1/2024	131,656	155,070
7.500%, 4/1/2027	57,846	69,022
8.000%, 8/1/2030	77,886	95,131
8.500%, 9/1/2024	65,831	79,755
9.000%, 6/1/2019	68,682	77,656
9.500%, 2/1/2025	40,932	48,209

		74,313,950

Federal National Mortgage Association — 58.4%
3.018%, 3/1/2041 (3)	1,677,799	1,752,808
3.030%, 8/1/2041 (3)	1,746,751	1,818,697
3.110%, 5/1/2041 (3)	1,671,638	1,739,603
3.228%, 5/1/2041 (3)	1,740,432	1,819,007
3.264%, 7/1/2041 (1)(3)	3,531,646	3,700,490
4.000%, 11/1/2031 (1)	2,452,954	2,602,322
4.000%, 1/1/2041	2,416,162	2,546,301
4.000%, 2/1/2041 (1)	4,547,557	4,792,497
4.000%, 3/1/2041	562,197	595,728
4.000%, 8/1/2041	1,533,740	1,595,979
4.000%, 9/1/2041	1,515,831	1,577,343
4.500%, 6/1/2039 (1)	3,651,773	3,945,788
4.500%, 7/1/2041	1,199,754	1,254,734
4.500%, 8/1/2041	1,341,276	1,402,741
4.500%, 8/1/2041	1,479,711	1,547,521
4.500%, 8/1/2041	$1,590,361	$1,663,241
4.500%, 8/1/2041 (1)	4,757,860	5,075,509
4.500%, 3/15/2042 (4)	10,500,000	11,190,701
5.000%, 5/1/2018	892,739	975,497
5.000%, 3/1/2035	2,014,788	2,179,165
5.000%, 7/1/2035	1,912,471	2,067,603
5.000%, 2/1/2036	11,954,402	12,944,645
5.000%, 3/13/2042 (4)	8,500,000	9,178,674
5.500%, 1/1/2023	781,564	858,168
5.500%, 10/1/2024	1,059,951	1,163,840
5.500%, 2/1/2036	1,060,088	1,158,857
5.500%, 7/1/2036	2,055,713	2,245,959
5.500%, 12/1/2036 (1)	5,145,651	5,612,207
5.500%, 1/1/2037	532,273	580,534
5.500%, 12/1/2039 (1)	3,070,802	3,347,313
5.500%, 4/15/2042 (4)	17,000,000	18,476,875
6.000%, 9/1/2013	85,118	88,081
6.000%, 10/1/2016	174,198	188,082
6.000%, 9/1/2021	1,219,066	1,319,277
6.000%, 11/1/2038	2,276,177	2,519,493
6.000%, 4/12/2042 (4)	10,000,000	10,982,820
6.500%, 9/1/2016	116,832	128,643
6.500%, 9/1/2016	274,898	302,688
6.500%, 8/1/2030	1,425,814	1,634,148
6.500%, 12/1/2031	89,237	101,830
6.500%, 11/1/2037	824,488	920,868
7.000%, 3/1/2029	172,542	201,109
7.000%, 7/1/2029	432,028	503,555
7.000%, 2/1/2030	376,881	439,279
7.500%, 10/1/2030	69,748	84,070
8.000%, 10/1/2028	597,340	724,068
8.000%, 4/1/2030	123,711	150,936

		131,699,294

Government National Mortgage Association — 2.8%
5.000%, 4/15/2034	1,053,433	1,166,519
5.500%, 9/15/2033	1,830,264	2,049,451
6.000%, 12/20/2033	2,389,579	2,691,989
U.S. Government Agency-Mortgage Securities (continued)

Government National Mortgage Association (continued)
7.000%, 6/15/2029	$ 143,787	$ 169,802
7.000%, 8/15/2031	101,072	119,997
9.500%, 10/15/2024	40,142	47,350

		6,245,108

Total U.S. Government Agency-Mortgage Securities (identified cost $208,130,422)		212,258,352

Short-Term Investments — 31.5%

Collateral Pool Investment for Securities on Loan — 29.2%

(See Note 2 of the Financial Statements)		65,826,610

Mutual Funds — 2.3%
BMO Government Money Market Fund, Class I, 0.010% (11)	5,147,785	5,147,785

Total Short-Term Investments (identified cost $70,974,395)		70,974,395

Total Investments — 152.1% (identified cost $340,533,793)		342,898,227
Other Assets and Liabilities — (52.1)%		(117,497,847)

Total Net Assets — 100.0%		$225,400,380

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	1.3%
Collateralized Mortgage Obligations	11.7
Commercial Mortgage Securities	10.1
Corporate Bonds & Notes	1.1
Mutual Funds	2.3
U.S. Government & U.S. Government Agency Obligations	2.2
U.S. Government Agency-Mortgage Securities	94.2
Other Assets & Liabilities, Net	(22.9)

Total	100.0%

TCH Corporate Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 9.8%

Automobiles — 9.8%
Capital Auto Receivables Asset Trust, Class A4, (Series 2008-2), 5.420%, 12/15/2014	$ 1,010,414	$ 1,024,714
Ford Credit Auto Owner Trust, Class A4, (Series 2009-A), 6.070%, 5/15/2014	3,446,777	3,542,653
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	1,500,000	1,547,665
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-C), 5.160%, 4/15/2013	817,542	824,178
Harley-Davidson Motorcycle Trust, Class A4, (Series 2007-2), 5.120%, 8/15/2013	440,843	442,535

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Harley-Davidson Motorcycle Trust, Class A4, (Series 2008-1), 4.900%, 12/15/2013	$ 712,953	$ 720,092
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	661,195	667,724
Nissan Auto Receivables Owner Trust, Class A4, (Series 2008-B), 5.050%, 11/17/2014	1,575,168	1,599,937
USAA Auto Owner Trust, Class A4, (Series 2009-1), 4.770%, 9/15/2014	845,005	859,702

Total Asset-Backed Securities (identified cost $11,278,662)		11,229,200

Corporate Bonds & Notes — 81.5%

Agriculture — 2.1%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	479,487
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	309,661
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,230,228
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	429,392

		2,448,768

Banks — 8.0%
Citigroup, Inc., 5.875%, 1/30/2042	1,500,000	1,603,384
Discover Bank, 7.000%, 4/15/2020 (1)	1,000,000	1,135,375
Goldman Sachs Group, Inc., 5.750%, 1/24/2022 (1)	1,000,000	1,045,809
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	1,000,000	1,005,156
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	300,000	346,470
HSBC Bank USA NA, 4.875%, 8/24/2020	250,000	252,120
JPMorgan Chase & Co., 4.625%, 5/10/2021	300,000	319,447
Morgan Stanley, 5.500%, 1/26/2020	1,000,000	982,265
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,000,000	992,564
Wells Fargo & Co., 0.753%, 10/28/2015 (3)	1,500,000	1,455,765

		9,138,355

Chemicals — 0.7%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (5)(6)	500,000	523,750
Dow Chemical Co., 8.550%, 5/15/2019	250,000	333,009

		856,759

Computers — 2.0%
Hewlett-Packard Co., 4.650%, 12/9/2021 (1)	250,000	270,105
International Business Machines Corp., 0.576%, 6/15/2012 (3)	2,000,000	2,002,118

		2,272,223
Corporate Bonds & Notes (continued)

Diversified Financial Services — 8.6%
Blackstone Holdings Finance Co. LLC, 6.625% , 8/15/2019 (5)(6)	$ 350,000	$ 372,632
General Electric Capital Corp., 5.250%, 10/19/2012	1,500,000	1,544,865
General Electric Capital Corp., 5.450%, 1/15/2013	1,600,000	1,667,776
General Electric Capital Corp., 5.875%, 1/14/2038 (1)	500,000	560,947
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5)(6)	750,000	814,438
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5)(6)	1,000,000	1,012,500
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5)(6)	1,000,000	1,037,500
Jefferies Group, Inc., 8.500%, 7/15/2019 (1)	250,000	270,000
JPMorgan Chase Capital XXVII, 7.000%, 11/1/2039	1,500,000	1,537,500
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	272,431
SLM Corp., 7.250%, 1/25/2022	750,000	793,591

		9,884,180

Electric — 1.8%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5)(6)	350,000	388,370
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	278,801
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1)(5)(6)	1,000,000	1,106,250
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	311,892

		2,085,313

Environmental Control — 0.3%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	315,993

Food — 3.0%
Corn Products International, Inc., 6.625%, 4/15/2037	750,000	874,640
Kroger Co., 6.200%, 6/15/2012	1,500,000	1,522,880
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,024,022

		3,421,542

Forest Products & Paper — 1.3%
International Paper Co., 6.000%, 11/15/2041 (1)	1,000,000	1,159,947
International Paper Co., 8.700%, 6/15/2038	250,000	349,002

		1,508,949

Healthcare-Products — 0.3%
Hospira, Inc., 6.400%, 5/15/2015	300,000	330,401

Healthcare-Services — 2.8%
DaVita, Inc., 6.375%, 11/1/2018 (1)	500,000	531,250
DaVita, Inc., 6.625%, 11/1/2020	750,000	808,125
Humana, Inc., 8.150%, 6/15/2038	850,000	1,137,988
Quest Diagnostics, Inc., 1.424%, 3/24/2014 (3)	500,000	502,894

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services (continued)
Quest Diagnostics, Inc., 6.400%, 7/1/2017	$ 150,000	$ 178,154

		3,158,411

Home Furnishings — 0.3%
Whirlpool Corp., 8.600%, 5/1/2014	300,000	334,621

Insurance — 7.4%
Aflac, Inc., 6.450%, 8/15/2040	500,000	580,129
Aflac, Inc., 6.900%, 12/17/2039 (1)	295,000	357,923
Aflac, Inc., 8.500%, 5/15/2019 (1)	300,000	391,043
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	303,413
Berkshire Hathaway, Inc., 1.203%, 8/15/2014 (3)	1,500,000	1,519,906
Berkshire Hathaway, Inc., 3.200%, 2/11/2015 (1)	100,000	107,170
Lincoln National Corp., 4.850%, 6/24/2021 (1)	1,000,000	1,069,282
Lincoln National Corp., 6.300%, 10/9/2037	250,000	275,191
Lincoln National Corp., 7.000%, 6/15/2040 (1)	500,000	594,131
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	397,674
MetLife, Inc., 1.781%, 8/6/2013 (3)	1,250,000	1,261,676
Prudential Financial, Inc., 5.625%, 5/12/2041 (1)	500,000	539,034
Prudential Financial, Inc., 5.800%, 11/16/2041	1,000,000	1,123,505

		8,520,077

Internet — 0.9%
Expedia, Inc., 5.950%, 8/15/2020 (1)	1,000,000	1,023,121

Iron/Steel — 1.3%
ArcelorMittal, 5.500%, 3/1/2021 (1)	500,000	495,043
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	990,485

		1,485,528

Lodging — 2.2%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,042,211
Wyndham Worldwide Corp., 6.000%, 12/1/2016	500,000	568,142
Wyndham Worldwide Corp., 7.375%, 3/1/2020 (1)	750,000	918,642

		2,528,995

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc., 0.593%, 11/21/2012 (3)	500,000	500,551

Media — 4.0%
CBS Corp., 8.875%, 5/15/2019 (1)	250,000	333,811
NBCUniversal Media LLC, 6.400%, 4/30/2040 (5)(6)	500,000	635,895
Corporate Bonds & Notes (continued)

Media (continued)
News America, Inc., 9.250%, 2/1/2013	$ 1,250,000	$ 1,339,430
Time Warner Entertainment Co. LP, 8.875%, 10/1/2012	1,750,000	1,830,841
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	202,794
Viacom, Inc., 6.125%, 10/5/2017	250,000	298,385

		4,641,156

Mining — 1.4%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,085,418
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (1)	300,000	350,403
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (1)	100,000	138,124

		1,573,945

Oil & Gas — 10.4%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	500,000	509,375
Chesapeake Energy Corp., 6.625%, 8/15/2020 (1)	1,000,000	1,050,000
Chesapeake Energy Corp., 6.775%, 3/15/2019 (1)	500,000	503,125
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (1)(5)(6)	1,500,000	1,558,500
Hess Corp., 8.125%, 2/15/2019	300,000	391,114
Nabors Industries, Inc., 4.625%, 9/15/2021	1,000,000	1,052,988
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	315,158
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,220,162
Reliance Holdings USA, Inc., 5.400%, 2/14/2022 (1)(5)(6)	1,500,000	1,522,775
Rowan Cos., Inc., 5.000%, 9/1/2017	1,000,000	1,074,315
Transocean, Inc., 7.350%, 12/15/2041	750,000	960,356
Transocean, Inc., 7.500%, 4/15/2031	250,000	301,725
Valero Energy Corp., 6.625%, 6/15/2037	1,000,000	1,136,576
Valero Energy Corp., 9.375%, 3/15/2019	250,000	332,844

		11,929,013

Oil & Gas Services — 0.4%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	339,161
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	139,757

		478,918

Packaging & Containers — 2.1%
Ball Corp., 7.125%, 9/1/2016	350,000	385,000
Bemis Co., Inc., 6.800%, 8/1/2019	500,000	599,509
Sonoco Products Co., 5.750%, 11/1/2040	1,250,000	1,380,252

		2,364,761

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals — 1.0%
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/2020 (5)(6)	$ 500,000	$ 550,625
Endo Pharmaceuticals Holdings, Inc., 7.250%, 1/15/2022 (1)(5)(6)	500,000	558,750

		1,109,375

Pipelines — 4.3%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	874,413
Energy Transfer Partners LP, 4.650%, 6/1/2021 (1)	1,000,000	1,051,949
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,500,000	1,670,706
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	313,430
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	194,309
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5)(6)	1,000,000	820,000

		4,924,807

Real Estate Investment Trusts — 1.4%
HCP, Inc., 5.375%, 2/1/2021	1,000,000	1,098,071
Health Care REIT, Inc., 6.500%, 3/15/2041	500,000	544,605

		1,642,676

Retail — 4.2%
Best Buy Co., Inc., 5.500%, 3/15/2021 (1)	1,000,000	975,563
JC Penney Corp., Inc., 6.375%, 10/15/2036	350,000	310,187
JC Penney Corp., Inc., 7.400%, 4/1/2037	800,000	784,000
Kohl’s Corp., 6.875%, 12/15/2037	150,000	187,760
Lowe’s Cos., Inc., 5.600%, 9/15/2012	1,125,000	1,154,162
O’Reilly Automotive, Inc., 4.625%, 9/15/2021	750,000	802,744
Staples, Inc., 9.750%, 1/15/2014	250,000	286,825
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	312,405

		4,813,646

Semiconductors — 1.0%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	120,209
Texas Instruments, Inc., 0.683%, 5/15/2013 (3)	1,000,000	1,004,636

		1,124,845

Telecommunications — 6.4%
CenturyLink, Inc., 7.600%, 9/15/2039	1,500,000	1,542,709
Frontier Communications Corp., 8.125%, 10/1/2018	750,000	811,875
Frontier Communications Corp., 9.000%, 8/15/2031	1,000,000	980,000
Juniper Networks, Inc., 4.600%, 3/15/2021 (1)	1,000,000	1,076,324
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Telecom Italia Capital SA, 7.721%, 6/4/2038	$ 1,000,000	$ 950,000
Telefonica Europe BV, 8.250%, 9/15/2030	750,000	862,964
Windstream Corp., 7.000%, 3/15/2019 (1)	500,000	520,000
Windstream Corp., 7.500%, 6/1/2022 (5)(6)	500,000	540,000

		7,283,872

Toys/Games/Hobbies — 1.2%
Mattel, Inc., 5.450%, 11/1/2041	500,000	529,765
Mattel, Inc., 6.200%, 10/1/2040	750,000	857,612

		1,387,377

Transportation — 0.3%
FedEx Corp., 8.000%, 1/15/2019	250,000	328,760

Total Corporate Bonds & Notes (identified cost $86,353,181)		93,416,938

Municipals — 0.5%

California — 0.5%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	589,050

Total Municipals (identified cost $500,000)		589,050

Short-Term Investments — 27.0%

Collateral Pool Investment for Securities on Loan — 16.8%
(See Note 2 of the Financial Statements)		19,276,821

Commercial Paper — 3.5%
Pepsico, Inc., 0.060%, 3/6/2012 (9)	2,000,000	1,999,983
President & Fellows, 0.080%, 4/23/2012 (9)	2,000,000	1,999,765

		3,999,748

Mutual Funds — 5.0%
BMO Prime Money Market Fund, Class I, 0.210% (11)	5,725,917	5,725,917

U.S. Treasury Bills — 1.7%
0.080%, 6/7/2012 (1)(9)	$2,000,000	1,999,700

Total Short-Term Investments (identified cost $31,002,077)		31,002,186

Total Investments — 118.8% (identified cost $129,133,920)		136,237,374
Other Assets and Liabilities — (18.8)%		(21,554,780)

Total Net Assets — 100.0%		$114,682,594

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	9.8%
Corporate Bonds & Notes	81.5
Municipals	0.5
Mutual Funds	5.0
Other Assets & Liabilities, Net	3.2

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Aggregate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.9%

Automobiles — 0.9%
AmeriCredit Automobile Receivables Trust, Class A2, (Series 2012-1), 0.910%, 10/8/2015	$ 3,000,000	$ 3,005,094
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 1.001%, 4/14/2013 (3)(5)(6)	2,063,281	2,063,378

Total Asset-Backed Securities (identified cost $5,063,116)		5,068,472

Collateralized Mortgage Obligations — 3.1%

Federal Home Loan Mortgage Corporation — 1.0%
0.549%, 1/15/2036, (Series 3102) (3)	1,102,751	1,102,222
0.649%, 10/15/2027, (Series 3780) (3)	2,049,256	2,052,203
0.999%, 7/15/2032, (Series 3652) (3)	2,424,696	2,435,619

		5,590,044

Federal National Mortgage Association — 0.7%
0.494%, 7/25/2035, (Series 2005-66) (3)	3,692,560	3,679,617

Private Sponsor — 1.4%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 2.253%, 9/25/2045 (3)	783,396	600,989
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.678%, 7/25/2037 (3)	1,255,128	1,133,472
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.967%, 10/15/2054 (3)(5)(6)	3,000,000	3,006,435
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.573%, 11/25/2034 (3)	2,283,678	2,095,305
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.697%, 4/25/2036 (3)	385,096	309,361

		7,145,562

Total Collateralized Mortgage Obligations (identified cost $16,435,277)		16,415,223

Commercial Mortgage Securities — 2.5%

Private Sponsor — 2.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, (Series 2007-1), 5.451%, 1/15/2049	2,455,000	2,781,800
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.319%, 2/15/2022 (3)(5)(6)	499,876	486,152
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,500,000	3,730,020
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.549%, 6/15/2022 (3)(5)(6)	$ 2,006,342	$ 1,951,592
Morgan Stanley Capital I, Class A4, (Series 2007-IQ15), 5.879%, 6/11/2049 (3)	4,000,000	4,565,808

Total Commercial Mortgage Securities (identified cost $13,281,472)		13,515,372

Corporate Bonds & Notes — 48.3%

Advertising — 0.4%
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,311,202

Aerospace/Defense — 0.8%
Raytheon Co., 1.400%, 12/15/2014	4,000,000	4,073,992

Auto Manufacturers — 1.5%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5)(6)	3,700,000	3,730,148
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5)(6)	4,000,000	4,136,192

		7,866,340

Banks — 14.0%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5)(6)	1,500,000	1,496,118
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5)(6)	3,000,000	3,036,300
ANZ National Int’l, Ltd./New Zealand, 1.563%, 12/20/2013 (1)(3)(5)(6)	3,000,000	2,987,616
Banco Santander Chile, 2.875%, 11/13/2012 (5)(6)	2,000,000	2,002,568
Bank of America Corp., 1.973%, 1/30/2014 (3)	2,500,000	2,435,765
Bank of America Corp., 3.750%, 7/12/2016	3,500,000	3,462,473
Bank of America Corp., 5.650%, 5/1/2018	2,000,000	2,077,662
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,130,002
BB&T Corp., 3.850%, 7/27/2012	3,000,000	3,040,359
BNP Paribas, 1.482%, 1/10/2014 (3)	3,500,000	3,420,732
Citigroup, Inc., 4.450%, 1/10/2017 (1)	3,500,000	3,698,090
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.875%, 2/8/2022	4,000,000	3,997,616
Credit Suisse/New York, 3.450%, 7/2/2012	3,000,000	3,028,803
HSBC Bank PLC, 1.625%, 7/7/2014 (5)(6)	3,500,000	3,513,181
JPMorgan Chase & Co., 3.150%, 7/5/2016 (1)	3,000,000	3,092,016
JPMorgan Chase & Co., 4.350%, 8/15/2021	2,000,000	2,102,464

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Aggregate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
National Australia Bank, Ltd., 1.301%, 4/11/2014 (3)(5)(6)	$ 3,800,000	$ 3,777,291
Nordea Bank AB, 1.467%, 1/14/2014 (3)(5)(6)	1,400,000	1,385,191
Nordea Bank AB, 1.750%, 10/4/2013 (5)(6)	4,000,000	3,985,976
Rabobank Nederland NV, 3.200%, 3/11/2015 (5)(6)	1,800,000	1,853,584
Royal Bank of Canada, 1.450%, 10/30/2014	4,500,000	4,577,089
Santander U.S. Debt SA Unipersonal, 1.379%, 3/30/2012 (3)(5)(6)	2,500,000	2,498,908
Toronto-Dominion Bank, 2.375%, 10/19/2016 (1)	2,000,000	2,064,258
Wells Fargo & Co., 2.625%, 12/15/2016	4,300,000	4,431,726
Westpac Banking Corp., 1.270%, 12/9/2013 (3)	3,000,000	3,009,348
Westpac Banking Corp., 3.000%, 12/9/2015	2,000,000	2,074,658

		75,179,794

Biotechnology — 2.0%
Amgen, Inc., 3.875%, 11/15/2021 (1)	4,000,000	4,165,036
Gilead Sciences, Inc., 5.650%, 12/1/2041	3,000,000	3,343,977
Life Technologies Corp., 3.375%, 3/1/2013	3,000,000	3,058,698

		10,567,711

Building Materials — 0.9%
CRH America, Inc., 5.750%, 1/15/2021	4,500,000	4,656,825

Chemicals — 0.8%
Ecolab, Inc., 3.000%, 12/8/2016 (1)	2,000,000	2,104,268
Ecolab, Inc., 4.350%, 12/8/2021	2,000,000	2,201,610

		4,305,878

Diversified Financial Services — 4.4%
Caterpillar Financial Services Corp., 2.050%, 8/1/2016 (1)	3,500,000	3,619,640
FUEL Trust, 3.984%, 6/15/2016 (5)(6)	3,000,000	3,066,669
General Electric Capital Corp., 4.375%, 9/16/2020	3,000,000	3,205,362
General Electric Capital Corp., 4.650%, 10/17/2021 (1)	2,000,000	2,179,202
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	2,128,646
MassMutual Global Funding II, 0.947%, 1/14/2014 (3)(5)(6)	3,000,000	3,001,539
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	4,500,000	4,562,919
Woodside Finance, Ltd., 4.600%, 5/10/2021 (5)(6)	2,000,000	2,095,732

		23,859,709

Electric — 2.1%
Alliant Energy Corp., 4.000%, 10/15/2014	2,200,000	2,321,378
Corporate Bonds & Notes (continued)

Electric (continued)
Appalachian Power Co., 3.400%, 5/24/2015	$ 2,000,000	$ 2,103,152
Commonwealth Edison Co., 1.625%, 1/15/2014	3,500,000	3,558,051
Entergy Corp., 3.625%, 9/15/2015	3,500,000	3,567,393

		11,549,974

Engineering & Construction — 0.6%
Fluor Corp., 3.375%, 9/15/2021	3,000,000	3,062,115

Forest Products & Paper — 0.2%
International Paper Co., 4.750%, 2/15/2022	1,000,000	1,091,544

Healthcare-Products — 1.7%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	2,000,000	2,340,630
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,239,211
DENTSPLY International, Inc., 2.750%, 8/15/2016 (1)	3,500,000	3,543,932

		9,123,773

Home Furnishings — 0.4%
Whirlpool Corp., 8.000%, 5/1/2012 (1)	2,000,000	2,021,274

Insurance — 2.2%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	2,500,000	2,549,465
Berkshire Hathaway, Inc., 3.200%, 2/11/2015 (1)	1,500,000	1,607,553
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5)(6)	1,000,000	1,024,026
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (5)(6)	3,000,000	3,281,130
Reinsurance Group of America, Inc., 5.000%, 6/1/2021	3,000,000	3,130,146

		11,592,320

Iron/Steel — 0.8%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,075,466
ArcelorMittal, 6.250%, 2/25/2022	1,985,680	2,055,348

		4,130,814

Media — 2.0%
NBCUniversal Media LLC, 5.150%, 4/30/2020 (1)	3,000,000	3,474,582
News America, Inc., 4.500%, 2/15/2021 (1)	4,000,000	4,320,164
Time Warner, Inc., 4.750%, 3/29/2021 (1)	2,500,000	2,802,402

		10,597,148

Mining — 0.7%
BHP Billiton Finance USA, Ltd., 1.000%, 2/24/2015	4,000,000	4,015,796

Oil & Gas — 4.8%
CNOOC Finance 2011, Ltd., 4.250%, 1/26/2021 (5)(6)	3,000,000	3,153,690
Encana Corp., 3.900%, 11/15/2021 (1)	3,000,000	3,028,374
Noble Energy, Inc., 4.150%, 12/15/2021 (1)	2,000,000	2,099,220

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Aggregate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/2021	$ 2,000,000	$ 2,160,236
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (5)(6)	2,500,000	2,438,467
Reliance Holdings USA, Inc., 6.250%, 10/19/2040 (5)(6)	3,000,000	2,881,419
Statoil ASA, 1.800%, 11/23/2016	4,000,000	4,087,488
Total Capital Canada, Ltd., 1.625%, 1/28/2014	3,000,000	3,065,022
Total Capital International SA, 1.500%, 2/17/2017	3,000,000	3,008,562

		25,922,478

Packaging & Containers — 0.2%
Bemis Co., Inc., 4.500%, 10/15/2021	1,250,000	1,338,524

Pharmaceuticals — 0.6%
Aristotle Holding, Inc., 2.650%, 2/15/2017 (1)(5)(6)	3,000,000	3,006,876

Pipelines — 1.2%
Enterprise Products Operating LLC, 5.700%, 2/15/2042 (1)	4,000,000	4,542,944
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016	2,000,000	2,122,366

		6,665,310

Real Estate — 0.6%
WEA Finance LLC, 4.625%, 5/10/2021 (5)(6)	3,000,000	3,170,613

Real Estate Investment Trusts — 1.2%
HCP, Inc., 5.375%, 2/1/2021	4,000,000	4,392,284
Ventas Realty LP / Ventas Capital Corp., 4.250%, 3/1/2022 (1)	2,000,000	1,991,516

		6,383,800

Telecommunications — 4.2%
AT&T, Inc., 1.600%, 2/15/2017 (1)	5,000,000	5,011,835
AT&T, Inc., 5.100%, 9/15/2014	3,500,000	3,873,439
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5)(6)	3,500,000	3,630,400
France Telecom SA, 2.750%, 9/14/2016 (1)	3,700,000	3,852,081
Telefonica Emisiones SAU, 5.462%, 2/16/2021 (1)	2,500,000	2,519,265
Verizon Communications, Inc., 3.500%, 11/1/2021 (1)	3,500,000	3,669,036

		22,556,056

Total Corporate Bonds & Notes (identified cost $250,024,658)		259,049,866

Municipals — 1.1%

Georgia — 0.7%
Municipal Electric Authority of Georgia, 6.655%, 4/1/2057	3,015,000	3,455,281
Corporate Bonds & Notes (continued)

Illinois — 0.4%
State of Illinois, 5.877%, 3/1/2019	$ 2,000,000	$ 2,216,620

Total Municipals (identified cost $4,973,639)		5,671,901

U.S. Government & U.S. Government Agency Obligations —19.5%

U.S. Treasury Bonds & Notes — 19.5%
0.875%, 1/31/2017 (1)	7,000,000	7,007,658
1.125%, 6/15/2013 (1)	15,000,000	15,172,275
1.250%, 1/31/2019 (1)	6,000,000	5,949,846
1.500%, 12/31/2013 (1)	10,000,000	10,222,270
2.000%, 11/15/2021 (1)	35,000,000	35,180,460
2.000%, 2/15/2022 (1)	10,000,000	10,021,880
3.125%, 11/15/2041 (1)	10,000,000	10,084,380
3.125%, 2/15/2042 (1)	5,000,000	5,038,280
3.750%, 8/15/2041 (1)	5,000,000	5,674,220

Total U.S. Government & U.S. Government Agency Obligations (identified cost $103,931,484)		104,351,269

U.S. Government Agency-Mortgage Securities — 26.8%

Federal Home Loan Mortgage Corporation — 9.2%
4.000%, 4/1/2026	2,265,617	2,399,884
4.000%, 9/1/2026	1,347,692	1,427,560
4.000%, 10/1/2031 (1)	2,457,045	2,607,922
4.000%, 12/1/2040	633,339	669,063
4.500%, 11/1/2022	2,483,604	2,668,849
4.500%, 9/1/2031	1,072,872	1,141,483
4.500%, 9/1/2035	2,289,128	2,436,951
4.500%, 3/1/2036 (1)	2,607,800	2,776,201
4.500%, 12/1/2037	1,007,071	1,073,048
4.500%, 3/1/2039	860,433	921,912
4.500%, 5/1/2039 (1)	2,764,007	2,978,773
4.500%, 2/1/2040	718,114	763,590
4.500%, 2/1/2040 (1)	2,041,189	2,170,449
4.500%, 11/1/2040	1,427,204	1,529,180
4.500%, 2/1/2041 (1)	3,165,805	3,396,554
5.000%, 12/1/2022	382,786	412,054
5.000%, 2/1/2038	1,888,721	2,038,933
5.000%, 3/1/2038	2,761,244	2,979,987
5.000%, 3/1/2038	990,047	1,067,705
5.000%, 1/1/2039 (1)	2,053,785	2,214,880
5.000%, 1/1/2040	660,627	721,219
5.500%, 8/1/2038	1,745,501	1,898,311
5.500%, 4/15/2042 (4)	1,500,000	1,624,923
6.000%, 6/1/2037	1,421,108	1,562,806
6.000%, 11/1/2037	735,489	809,744
6.000%, 1/1/2038	1,625,136	1,787,178
6.000%, 2/1/2038 (1)	2,780,409	3,061,119

		49,140,278

Federal National Mortgage Association — 17.6%
3.018%, 3/1/2041 (3)	1,048,624	1,095,505
3.030%, 8/1/2041 (3)	1,091,719	1,136,686
3.110%, 5/1/2041 (3)	1,044,773	1,087,252
3.228%, 5/1/2041 (3)	1,087,770	1,136,879
3.264%, 7/1/2041 (1)(3)	2,207,279	2,312,806
4.000%, 11/1/2031 (1)	1,471,772	1,561,393
4.000%, 1/1/2041	1,449,697	1,527,781
4.000%, 2/1/2041 (1)	7,094,189	7,476,296
4.000%, 3/1/2041	388,621	411,800
4.000%, 8/1/2041	943,840	982,141
4.000%, 9/1/2041	932,819	970,673
4.500%, 6/1/2039	3,236,427	3,452,501
4.500%, 6/1/2039 (1)	3,246,020	3,507,367

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Aggregate Bond Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
4.500%, 9/1/2039	$ 2,911,938	$ 3,106,348
4.500%, 7/1/2041	738,310	772,144
4.500%, 7/1/2041 (1)	4,467,073	4,765,308
4.500%, 8/1/2041 (1)	1,903,144	2,030,203
4.500%, 8/1/2041	825,400	863,225
4.500%, 8/1/2041	910,592	952,320
4.500%, 8/1/2041	978,684	1,023,533
5.000%, 7/1/2022	2,055,202	2,219,388
5.000%, 3/1/2035	1,511,091	1,634,373
5.000%, 10/1/2035 (1)	4,030,493	4,357,430
5.000%, 2/1/2036 (1)	4,781,761	5,177,858
5.000%, 3/13/2042 (4)	8,500,000	9,178,674
5.500%, 7/1/2036	1,480,998	1,618,057
5.500%, 5/1/2037 (1)	4,843,684	5,279,834
5.500%, 12/1/2039 (1)	2,303,102	2,510,485
5.500%, 4/15/2042 (4)	11,000,000	11,955,625
6.000%, 11/1/2038	1,417,946	1,569,520
6.000%, 4/12/2042 (4)	7,500,000	8,237,115
6.500%, 11/1/2037	412,244	460,434

		94,370,954

Total U.S. Government Agency-Mortgage Securities
(identified cost $141,112,244)		143,511,232

Short-Term Investments — 41.9%

Collateral Pool Investment for Securities on Loan — 39.8%
(See Note 2 of the Financial Statements)		213,603,776

Mutual Funds — 2.1%
BMO Prime Money Market Fund, Class I, 0.210% (11)	11,179,621	11,179,621

Total Short-Term Investments (identified cost $224,783,397)		224,783,397

Total Investments — 144.1% (identified cost $759,605,287)		772,366,732
Other Assets and Liabilities — (44.1)%		(236,206,643)

Total Net Assets — 100.0%		$536,160,089

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	0.9%
Collateralized Mortgage Obligations	3.1
Commercial Mortgage Securities	2.5
Corporate Bonds & Notes	48.3
Municipals	1.1
Mutual Funds	2.1
U.S. Government & U.S. Government Agency Obligations	19.5
U.S. Government Agency-Mortgage Securities	26.8
Other Assets & Liabilities, Net	(4.3)

Total	100.0%

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 13.2%

Automobiles — 13.2%
Capital Auto Receivables Asset Trust, Class A4, (Series 2008-2), 5.420%, 12/15/2014	$1,010,414	$ 1,024,714
CarMax Auto Owner Trust, Class A4, (Series 2009-1), 5.810%, 12/16/2013	1,865,710	1,907,176
CarMax Auto Owner Trust, Class A4A, (Series 2008-1), 4.790%, 2/15/2013	57,105	57,208
Ford Credit Auto Owner Trust, Class A4, (Series 2009-A), 6.070%, 5/15/2014	6,893,554	7,085,305
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	605,000	624,225
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-B), 4.950%, 3/15/2013	244,890	246,180
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-C), 5.160%, 4/15/2013	1,308,067	1,318,686
Harley-Davidson Motorcycle Trust, Class A4, (Series 2008-1), 4.900%, 12/15/2013	356,476	360,046
Hyundai Auto Receivables Trust, Class A4, (Series 2008-A), 5.480%, 11/17/2014	1,263,458	1,286,972
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	643,325	649,677
Nissan Auto Receivables Owner Trust, Class A4, (Series 2008-B), 5.050%, 11/17/2014	1,582,016	1,606,893
Nissan Auto Receivables Owner Trust, Class A4, (Series 2009-A), 4.740%, 8/17/2015	1,484,935	1,510,366
USAA Auto Owner Trust, Class A4, (Series 2009-1), 4.770%, 9/15/2014	1,690,009	1,719,404

Total Asset-Backed Securities (identified cost $19,466,312)		19,396,852

Commercial Mortgage Securities — 1.0%

Private Sponsor — 1.0%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	587,399
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	884,911	889,336

Total Commercial Mortgage Securities (identified cost $1,168,814)		1,476,735

Corporate Bonds & Notes — 57.1%

Agriculture — 2.1%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	399,573
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	619,322

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Agriculture (continued)
Lorillard Tobacco Co., 8.125%, 5/1/2040 (1)	$1,000,000	$ 1,230,228
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	797,442

		3,046,565

Banks — 9.9%
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (5)(6)	1,000,000	1,011,000
BanColombia SA, 5.950%, 6/3/2021 (5)(6)	750,000	781,875
Citigroup, Inc., 5.875%, 1/30/2042 (1)	2,000,000	2,137,846
Discover Bank, 7.000%, 4/15/2020 (1)	1,000,000	1,135,375
Export-Import Bank of Korea, 4.375%, 9/15/2021 (1)	500,000	508,249
Export-Import Bank of Korea, 5.000%, 4/11/2022	1,000,000	1,055,430
Goldman Sachs Group, Inc., 5.750%, 1/24/2022	1,500,000	1,568,713
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	750,000	753,867
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	700,000	808,430
Korea Finance Corp., 4.625%, 11/16/2021	1,000,000	1,031,050
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,500,000	1,488,846
National Agricultural Cooperative Federation, 4.250%, 1/28/2016 (5)(6)	500,000	518,337
Royal Bank of Canada, 1.253%, 10/30/2014 (3)	750,000	752,290
Wells Fargo & Co., 0.753%, 10/28/2015 (3)	1,000,000	970,510

		14,521,818

Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc., 1.107%, 1/27/2014 (3)	1,000,000	1,005,550
Pernod-Ricard SA, 4.250%, 7/15/2022 (5)(6)	1,000,000	1,040,638

		2,046,188

Chemicals — 0.9%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (5)(6)	500,000	523,750
Dow Chemical Co., 9.400%, 5/15/2039	500,000	805,150

		1,328,900

Commercial Services — 0.4%
Korea Expressway Corp., 4.500%, 3/23/2015 (5)(6)	500,000	525,045

Computers — 0.7%
Hewlett-Packard Co., 0.891%, 5/30/2014 (3)	750,000	735,398
Hewlett-Packard Co., 4.650%, 12/9/2021	250,000	270,106

		1,005,504

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services — 3.9%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (1)(5)(6)	$ 400,000	$ 425,865
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (1)(5)(6)	600,000	651,551
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5)(6)	1,000,000	1,012,500
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5)(6)	1,000,000	1,037,500
Jefferies Group, Inc., 8.500%, 7/15/2019 (1)	250,000	270,000
JPMorgan Chase Capital XXVII, 7.000%, 11/1/2039	1,000,000	1,025,000
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	272,430
SLM Corp., 7.250%, 1/25/2022	1,000,000	1,058,122

		5,752,968

Electric — 1.3%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5)(6)	250,000	277,407
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	278,802
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1)(5)(6)	1,000,000	1,106,250
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	311,892

		1,974,351

Environmental Control — 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	315,993

Food — 1.4%
Corn Products International, Inc., 6.625%, 4/15/2037	500,000	583,093
Kroger Co., 6.200%, 6/15/2012	500,000	507,627
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,024,022

		2,114,742

Forest Products & Paper — 0.6%
International Paper Co., 6.000%, 11/15/2041 (1)	500,000	579,973
International Paper Co., 8.700%, 6/15/2038	250,000	349,002

		928,975

Healthcare-Products — 0.4%
Hospira, Inc., 6.400%, 5/15/2015	500,000	550,668

Healthcare-Services — 1.7%
DaVita, Inc., 6.375%, 11/1/2018 (1)	500,000	531,250
DaVita, Inc., 6.625%, 11/1/2020	500,000	538,750
Humana, Inc., 8.150%, 6/15/2038	500,000	669,405
Quest Diagnostics, Inc., 1.424%, 3/24/2014 (3)	500,000	502,893
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	296,923

		2,539,221

Home Furnishings — 0.5%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	780,782

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Insurance — 3.9%
Aflac, Inc., 8.500%, 5/15/2019	$ 700,000	$ 912,434
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	303,413
Berkshire Hathaway, Inc., 1.203%, 8/15/2014 (3)	1,000,000	1,013,271
Lincoln National Corp., 7.000%, 6/15/2040 (1)	1,000,000	1,188,261
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019 (1)	350,000	463,953
MetLife, Inc., 1.781%, 8/6/2013 (3)	500,000	504,670
Prudential Financial, Inc., 5.625%, 5/12/2041 (1)	250,000	269,517
Prudential Financial, Inc., 5.800%, 11/16/2041 (1)	1,000,000	1,123,505

		5,779,024

Internet — 0.7%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,023,121

Iron/Steel — 1.5%
ArcelorMittal, 5.500%, 3/1/2021 (1)	750,000	742,565
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	990,485
Hyundai Steel Co., 4.625%, 4/21/2016 (5)(6)	500,000	509,853

		2,242,903

Lodging — 0.7%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	400,000	454,514
Wyndham Worldwide Corp., 7.375%, 3/1/2020	500,000	612,428

		1,066,942

Media — 1.9%
CBS Corp., 8.875%, 5/15/2019	500,000	667,622
Time Warner Entertainment Co. LP, 8.875%, 10/1/2012	1,500,000	1,569,292
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	253,492
Viacom, Inc., 6.125%, 10/5/2017	250,000	298,385

		2,788,791

Mining — 1.4%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,085,418
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (1)	350,000	408,803
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (1)	400,000	552,496

		2,046,717

Oil & Gas — 7.1%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	1,000,000	1,018,750
Chesapeake Energy Corp., 6.625%, 8/15/2020 (1)	1,000,000	1,050,000
Chesapeake Energy Corp., 6.775%, 3/15/2019 (1)	500,000	503,125
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (1)(5)(6)	1,500,000	1,558,500
Ecopetrol SA, 7.625%, 7/23/2019 (1)	500,000	631,250
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Hess Corp., 8.125%, 2/15/2019	$ 250,000	$ 325,929
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	315,158
Nexen, Inc., 7.500%, 7/30/2039 (1)	250,000	322,170
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,359,980
Reliance Holdings USA, Inc., 5.400%, 2/14/2022 (1)(5)(6)	1,500,000	1,522,774
Rowan Cos., Inc., 5.000%, 9/1/2017	500,000	537,158
Transocean, Inc., 7.350%, 12/15/2041	500,000	640,238
Transocean, Inc., 7.500%, 4/15/2031	250,000	301,725
Valero Energy Corp., 9.375%, 3/15/2019	250,000	332,844

		10,419,601

Oil & Gas Services — 0.2%
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	339,161

Packaging & Containers — 2.0%
Ball Corp., 6.625%, 3/15/2018	1,000,000	1,030,000
Ball Corp., 7.125%, 9/1/2016	150,000	165,000
Bemis Co., Inc., 6.800%, 8/1/2019	750,000	899,263
Sonoco Products Co., 5.750%, 11/1/2040	750,000	828,152

		2,922,415

Pharmaceuticals — 0.4%
Endo Pharmaceuticals Holdings, Inc., 7.250%, 1/15/2022 (1)(5)(6)	500,000	558,750

Pipelines — 2.5%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	874,413
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,000,000	1,113,804
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	313,430
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	323,848
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5)(6)	1,250,000	1,025,000

		3,650,495

Real Estate Investment Trusts — 0.8%
HCP, Inc., 5.375%, 2/1/2021 (1)	500,000	549,036
Health Care REIT, Inc., 6.500%, 3/15/2041	500,000	544,605

		1,093,641

Retail — 1.7%
Best Buy Co., Inc., 5.500%, 3/15/2021 (1)	1,000,000	975,563
JC Penney Corp., Inc., 7.400%, 4/1/2037	1,000,000	980,000
O’Reilly Automotive, Inc., 4.625%, 9/15/2021	250,000	267,581
Staples, Inc., 9.750%, 1/15/2014 (1)	250,000	286,825

		2,509,969

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Semiconductors — 0.1%
Kla-Tencor Corp., 6.900%, 5/1/2018	$ 100,000	$ 120,209

Sovereign — 1.8%
MDC-GMTN B.V., 5.500%, 4/20/2021 (5)(6)	500,000	527,401
Poland Government International Bond, 5.000%, 3/23/2022	500,000	533,150
Qatar Government International Bond, 4.500%, 1/20/2022 (1)(5)(6)	500,000	522,500
Republic of Latvia, 5.250%, 2/22/2017 (5)(6)	1,000,000	1,025,000

		2,608,051

Telecommunications — 4.4%
CenturyLink, Inc., 7.600%, 9/15/2039	2,000,000	2,056,946
Frontier Communications Corp., 8.125%, 10/1/2018	500,000	541,250
Frontier Communications Corp., 9.000%, 8/15/2031	1,000,000	980,000
Telecom Italia Capital SA, 7.721%, 6/4/2038	1,000,000	950,000
Telefonica Europe BV, 8.250%, 9/15/2030	780,000	897,482
Windstream Corp., 7.000%, 3/15/2019 (1)	500,000	520,000
Windstream Corp., 7.500%, 6/1/2022 (5)(6)	500,000	540,000

		6,485,678

Toys/Games/Hobbies — 0.4%
Mattel, Inc., 6.200%, 10/1/2040	500,000	571,741

Transportation — 0.2%
FedEx Corp., 8.000%, 1/15/2019	250,000	328,760

Total Corporate Bonds & Notes (identified cost $76,869,745)		83,987,689

Municipals — 0.2%

California — 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	353,430

Total Municipals (identified cost $300,000)		353,430

U.S. Government & U.S. Government Agency Obligations — 9.9%

U.S. Treasury Bonds & Notes — 9.9%
1.375%, 7/15/2018 (1)	2,093,220	2,423,065
1.750%, 1/15/2028 (1)	1,615,950	1,986,861
2.000%, 4/15/2012	1,112,210	1,121,768
2.125%, 1/15/2019	1,576,785	1,912,098
4.500%, 3/31/2012 (1)	2,000,000	2,007,422
4.625%, 7/31/2012 (1)	5,000,000	5,094,335

Total U.S. Government & U.S. Government Agency Obligations (identified cost $13,820,476)		14,545,549
U.S. Government Agency-Mortgage Securities — 14.0%

Federal Home Loan Mortgage Corporation — 4.4%
4.000%, 3/1/2041	$ 919,717	$ 966,709
4.000%, 11/1/2041	1,962,010	2,062,869
4.000%, 3/15/2042 (4)	2,500,000	2,623,048
5.000%, 2/1/2039	778,213	838,646

		6,491,272

Federal National Mortgage Association — 3.1%
4.000%, 2/1/2041	1,591,645	1,677,374
4.000%, 2/1/2041	1,848,493	1,948,056
6.000%, 12/1/2038	408,991	450,539
6.500%, 10/1/2037	420,905	476,618

		4,552,587

Government National Mortgage Association — 6.5%
4.000%, 10/15/2040	1,423,735	1,535,913
4.000%, 12/15/2040	2,382,755	2,570,495
4.000%, 4/15/2041	1,952,402	2,106,234
5.500%, 8/20/2038	1,285,059	1,396,185
5.500%, 2/15/2039	517,115	576,296
6.000%, 10/15/2038	218,475	245,777
6.000%, 12/15/2038	645,773	726,470
6.000%, 1/15/2039	306,406	344,695

		9,502,065

Total U.S. Government Agency-Mortgage Securities (identified cost $19,652,247)		20,545,924

Short-Term Investments — 32.1%

Collateral Pool Investment for Securities on Loan — 24.2%
(See Note 2 of the Financial Statements)		35,561,379

Mutual Funds — 5.2%
BMO Prime Money Market Fund, Class I, 0.210% (11)	7,608,286	7,608,286

U.S. Treasury Bills — 2.7%
0.030%, 5/10/2012 (1)(9)	$2,000,000	1,999,718
0.080%, 6/7/2012 (1)(9)	2,000,000	1,999,700

		3,999,418

Total Short-Term Investments (identified cost $47,169,127)		47,169,083

Total Investments — 127.5% (identified cost $178,446,721)		187,475,262
Other Assets and Liabilities — (27.5)%		(40,382,605)

Total Net Assets — 100.0%		$147,092,657

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	13.2%
Commercial Mortgage Securities	1.0
Corporate Bonds & Notes	57.1
Municipals	0.2
Mutual Funds	5.2
U.S. Government & U.S. Government Agency Obligations	9.9
U.S. Government Agency — Mortgage Securities	14.0
Other Assets & Liabilities, Net	(0.6)

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 90.6%

Advertising — 0.9%
Lamar Media Corp., 7.875%, 4/15/2018	$ 300,000	$ 331,500
Lamar Media Corp., 5.875%, 2/1/2022 (5)(6)	61,000	63,974
MDC Partners, Inc., 11.000%, 11/1/2016	250,000	273,750

		669,224

Aerospace/Defense — 2.1%
AAR Corp., 7.250%, 1/15/2022 (5)(6)	168,000	172,620
Alliant Techsystems, Inc., 6.875%, 9/15/2020	300,000	320,250
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	300,000	327,000
TransDigm, Inc., 7.750%, 12/15/2018	300,000	331,500
Triumph Group, Inc., 8.000%, 11/15/2017	300,000	327,750

		1,479,120

Agriculture — 0.5%
Vector Group, Ltd., 11.000%, 8/15/2015	310,000	327,050

Airlines — 0.4%
Continental Airlines, Inc., 6.750%, 9/15/2015 (5)(6)	250,000	253,750

Apparel — 1.2%
Hanesbrands, Inc., 6.375%, 12/15/2020	300,000	315,000
Perry Ellis International, Inc., 7.875%, 4/1/2019	250,000	251,875
Quiksilver, Inc., 6.875%, 4/15/2015	250,000	251,875

		818,750

Auto Manufacturers — 1.6%
Chrysler Group LLC, Inc., 8.000%, 6/15/2019	350,000	354,375
Jaguar Land Rover PLC, 7.750%, 5/15/2018 (5)(6)	400,000	416,000
Oshkosh Corp., 8.250%, 3/1/2017	300,000	327,000
Oshkosh Corp., 8.500%, 3/1/2020	50,000	54,875

		1,152,250

Auto Parts & Equipment — 4.0%
Conti-Gummi Finance BV, 7.500%, 9/15/2017 (5)(6)(12)	250,000	353,477
Dana Holding Corp., 6.750%, 2/15/2021	300,000	326,250
Goodyear Tire & Rubber Co., 8.250%, 8/15/2020	183,000	200,842
Goodyear Tire & Rubber Co., 7.000%, 5/15/2022	68,000	69,190
Lear Corp., 8.125%, 3/15/2020	300,000	339,750
Meritor, Inc., 10.625%, 3/15/2018	250,000	263,750
Pittsburgh Glass Works LLC, 8.500%, 4/15/2016 (5)(6)	264,000	268,620
Titan International, Inc., 7.875%, 10/1/2017	250,000	266,875
TRW Automotive, Inc., 8.875%, 12/1/2017 (5)(6)	260,000	290,550
Visteon Corp., 6.750%, 4/15/2019	400,000	406,000

		2,785,304
Corporate Bonds & Notes (continued)

Banks — 0.8%
CIT Group, Inc., 5.500%, 2/15/2019 (5)(6)	$ 564,000	$ 577,395

Beverages — 0.5%
Cott Beverages, Inc., 8.375%, 11/15/2017	300,000	331,500

Biotechnology — 0.4%
STHI Holding Corp., 8.000%, 3/15/2018 (5)(6)	300,000	321,000

Building Materials — 1.5%
Gibraltar Industries, Inc., 8.000%, 12/1/2015	300,000	309,900
HeidelbergCement Finance BV, 8.500%, 10/31/2019 (12)	275,000	416,468
Interline Brands, Inc., 7.000%, 11/15/2018	300,000	318,375

		1,044,743

Chemicals — 2.5%
Ferro Corp., 7.875%, 8/15/2018	300,000	315,000
Fufeng Group, Ltd., 7.625%, 4/13/2016 (5)(6)	250,000	215,625
Huntsman International LLC, 8.625%, 3/15/2020	300,000	340,500
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	307,500
Olin Corp., 8.875%, 8/15/2019	300,000	331,500
PolyOne Corp., 7.375%, 9/15/2020	216,000	233,280

		1,743,405

Coal — 2.7%
Alpha Natural Resources, Inc., 6.000%, 6/1/2019	300,000	294,000
Arch Coal, Inc., 7.250%, 6/15/2021 (5)(6)	325,000	325,812
Consol Energy, Inc., 8.250%, 4/1/2020	300,000	328,500
New World Resources NV, 7.875%, 5/1/2018 (5)(6)(12)	250,000	341,403
Peabody Energy Corp., 6.250%, 11/15/2021 (5)(6)	250,000	263,125
Penn Virginia Resource Partners LP, 8.250%, 4/15/2018	300,000	315,000

		1,867,840

Commercial Services — 7.3%
Avis Budget Car Rental LLC, 8.250%, 1/15/2019	238,000	249,305
CoreLogic, Inc., 7.250%, 6/1/2021 (5)(6)	300,000	303,750
Deluxe Corp., 7.000%, 3/15/2019	300,000	305,250
FTI Consulting, Inc., 6.750%, 10/1/2020	141,000	153,161
Geo Group, Inc., 6.625%, 2/15/2021	200,000	210,250
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	276,540
Hertz Corp., 7.500%, 10/15/2018	300,000	325,125
Hertz Corp., 6.750%, 4/15/2019 (5)(6)	63,000	66,308
Iron Mountain, Inc., 7.750%, 10/1/2019	500,000	555,000
Live Nation Entertainment, Inc., 8.125%, 5/15/2018 (5)(6)	410,000	438,187
National Money Mart Co., 10.375%, 12/15/2016	375,000	417,656

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services (continued)
Rent-A-Center, Inc., 6.625%, 11/15/2020	$ 305,000	$ 319,106
RR Donnelley & Sons Co., 8.600%, 8/15/2016	300,000	318,000
RR Donnelley & Sons Co., 7.625%, 6/15/2020	135,000	130,950
Service Corp. International, 7.000%, 5/15/2019	250,000	277,500
United Rentals North America, Inc., 9.250%, 12/15/2019	25,000	27,750
United Rentals North America, Inc., 8.375%, 9/15/2020	300,000	312,000
UR Financing Escrow Corp., 5.750%, 7/15/2018 (5)(6)	8,000	8,240
UR Financing Escrow Corp., 7.375%, 5/15/2020 (5)(6)	8,000	8,230
UR Financing Escrow Corp., 7.625%, 4/15/2022 (5)(6)	85,000	88,188
Valassis Communications, Inc., 6.625%, 2/1/2021	306,000	315,180

		5,105,676

Computers — 1.1%
Seagate HDD Cayman, 7.000%, 11/1/2021 (5)(6)	397,000	441,663
SunGard Data Systems, Inc., 7.375%, 11/15/2018	300,000	324,000
SunGard Data Systems, Inc., 7.625%, 11/15/2020	35,000	37,975

		803,638

Cosmetics/Personal Care — 0.4%
Revlon Consumer Products Corp., 9.750%, 11/15/2015	265,000	287,856

Diversified Financial Services — 2.2%
Aircastle, Ltd., 9.750%, 8/1/2018	161,000	182,333
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	600,000	750,418
International Lease Finance Corp., 8.875%, 9/1/2017	552,000	627,900

		1,560,651

Electric — 2.9%
AES Corp., 8.000%, 10/15/2017	300,000	347,250
Atlantic Power Corp., 9.000%, 11/15/2018 (5)(6)	276,000	282,900
Calpine Corp., 7.500%, 2/15/2021 (5)(6)	500,000	545,000
GenOn Energy, Inc., 9.500%, 10/15/2018	250,000	240,000
NRG Energy, Inc., 8.250%, 9/1/2020	600,000	610,500

		2,025,650

Engineering & Construction — 0.6%
Abengoa Finance SAU, 8.875%, 11/1/2017 (5)(6)	200,000	200,000
Dycom Investments, Inc., 7.125%, 1/15/2021	200,000	206,500

		406,500

Entertainment — 2.7%
Cinemark USA, Inc., 8.625%, 6/15/2019	300,000	335,250
Corporate Bonds & Notes (continued)

Entertainment (continued)
Cinemark USA, Inc., 7.375%, 6/15/2021	$ 75,000	$ 80,438
National CineMedia LLC, 7.875%, 7/15/2021	250,000	266,250
Penn National Gaming, Inc., 8.750%, 8/15/2019	338,000	381,095
Regal Entertainment Group, 9.125%, 8/15/2018	500,000	550,000
Vail Resorts, Inc., 6.500%, 5/1/2019	250,000	261,250

		1,874,283

Environmental Control — 0.0%
Darling International, Inc., 8.500%, 12/15/2018	20,000	22,600

Food — 3.0%
Campofrio Food Group SA, 8.250%, 10/31/2016 (5)(6)(12)	200,000	279,117
Dean Foods Co., 6.900%, 10/15/2017	600,000	601,500
Del Monte Corp., 7.625%, 2/15/2019	400,000	403,000
JBS USA LLC, 8.250%, 2/1/2020 (5)(6)	108,000	111,780
JBS USA LLC, 7.250%, 6/1/2021 (5)(6)	300,000	295,500
Smithfield Foods, Inc., 7.750%, 7/1/2017	360,000	413,100

		2,103,997

Forest Products & Paper — 0.5%
PE Paper Escrow GmbH, 12.000%, 8/1/2014 (5)(6)	300,000	328,500

Healthcare-Products — 1.6%
Alere, Inc., 9.000%, 5/15/2016	500,000	530,000
Hanger Orthopedic Group, Inc., 7.125%, 11/15/2018	300,000	318,375
Physio-Control International, Inc., 9.875%, 1/15/2019 (5)(6)	235,000	247,925

		1,096,300

Healthcare-Services — 3.3%
AMERIGROUP Corp., 7.500%, 11/15/2019	166,000	183,430
DaVita, Inc., 6.625%, 11/1/2020	300,000	323,250
HCA, Inc., 7.500%, 2/15/2022	475,000	515,375
HCA, Inc., 5.875%, 3/15/2022	123,000	126,383
Health Management Associates, Inc., 7.375%, 1/15/2020 (5)(6)	331,000	346,722
HealthSouth Corp., 8.125%, 2/15/2020	446,000	492,551
Tenet Healthcare Corp., 8.000%, 8/1/2020	305,000	324,825

		2,312,536

Home Builders — 1.1%
KB Home, 8.000%, 3/15/2020	169,000	172,380
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	285,313
Ryland Group, Inc., 8.400%, 5/15/2017	32,000	35,680
Ryland Group, Inc., 6.625%, 5/1/2020	263,000	269,575

		762,948

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Household Products/Wares — 2.7%
American Greetings Corp., 7.375%, 12/1/2021	$ 332,000	$ 344,450
Central Garden and Pet Co., 8.250%, 3/1/2018	500,000	510,000
Jarden Corp., 7.500%, 1/15/2020	600,000	659,250
Prestige Brands, Inc., 8.125%, 2/1/2020 (5)(6)	377,000	414,700

		1,928,400

Internet — 0.6%
Earthlink, Inc., 8.875%, 5/15/2019	66,000	63,030
Equinix, Inc., 7.000%, 7/15/2021	300,000	332,250

		395,280

Iron/Steel — 0.7%
APERAM, 7.375%, 4/1/2016 (5)(6)	250,000	243,750
Steel Dynamics, Inc., 7.625%, 3/15/2020	250,000	280,625

		524,375

Lodging — 2.1%
Gaylord Entertainment Co., 6.750%, 11/15/2014	294,000	296,940
Marina District Finance Co., Inc., 9.500%, 10/15/2015	400,000	387,000
MGM Resorts International, 7.500%, 6/1/2016	300,000	306,750
MGM Resorts International, 8.625%, 2/1/2019 (5)(6)	109,000	116,630
Wynn Las Vegas LLC, 7.750%, 8/15/2020	300,000	339,750

		1,447,070

Machinery-Construction & Mining — 0.8%
Boart Longyear, Ltd., 7.000%, 4/1/2021 (5)(6)	280,000	296,100
Terex Corp., 8.000%, 11/15/2017	250,000	263,125

		559,225

Media — 5.1%
AMC Networks, Inc., 7.750%, 7/15/2021 (5)(6)	300,000	336,000
Block Communications, Inc., 7.250%, 2/1/2020 (5)(6)	264,000	271,920
Cablevision Systems Corp., 8.000%, 4/15/2020	358,000	403,645
CCO Holdings LLC, 7.375%, 6/1/2020	500,000	552,500
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020 (5)(6)	116,000	116,000
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020 (5)(6)	17,000	17,000
DISH DBS Corp., 7.875%, 9/1/2019	600,000	708,000
Gannett Co., Inc., 7.125%, 9/1/2018	97,000	101,607
Gannett Co., Inc., 9.375%, 11/15/2017	300,000	340,500
Unitymedia Hessen GmbH & Co. KG, 8.125%, 12/1/2017 (5)(6)	400,000	436,000
XM Satellite Radio, Inc., 7.625%, 11/1/2018 (5)(6)	300,000	330,000

		3,613,172
Corporate Bonds & Notes (continued)

Mining — 1.2%
FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/2015 (5)(6)	$ 300,000	$ 318,750
Mirabela Nickel, Ltd., 8.750%, 4/15/2018 (5)(6)	250,000	217,500
Vulcan Materials Co., 7.500%, 6/15/2021	250,000	279,688

		815,938

Miscellaneous Manufacturing — 0.4%
Polypore International, Inc., 7.500%, 11/15/2017	250,000	263,125

Oil & Gas — 6.8%
Berry Petroleum Co., 6.750%, 11/1/2020	332,000	356,070
Bill Barrett Corp., 7.625%, 10/1/2019	300,000	315,000
BreitBurn Energy Partners LP, 8.625%, 10/15/2020	221,000	240,890
BreitBurn Energy Partners LP, 7.875%, 4/15/2022 (5)(6)	55,000	57,888
Calumet Specialty Products Partners LP, 9.375%, 5/1/2019	295,000	309,012
Chesapeake Energy Corp., 6.775%, 3/15/2019	164,000	165,025
Chesapeake Energy Corp., 6.625%, 8/15/2020	318,000	333,900
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019 (5)(6)	300,000	307,500
Comstock Resources, Inc., 8.375%, 10/15/2017	305,000	298,137
Denbury Resources, Inc., 6.375%, 8/15/2021	300,000	332,250
Energy XXI Gulf Coast, Inc., 9.250%, 12/15/2017	290,000	322,625
Energy XXI Gulf Coast, Inc., 7.750%, 6/15/2019	55,000	58,300
EXCO Resources, Inc., 7.500%, 9/15/2018	250,000	225,000
Linn Energy LLC, 8.625%, 4/15/2020	210,000	234,150
Linn Energy LLC, 7.750%, 2/1/2021	194,000	209,520
Parker Drilling Co., 9.125%, 4/1/2018	250,000	269,375
Stone Energy Corp., 8.625%, 2/1/2017	200,000	210,000
Swift Energy Co., 7.875%, 3/1/2022 (5)(6)	239,000	250,950
W&T Offshore, Inc., 8.500%, 6/15/2019	260,000	281,125

		4,776,717

Oil & Gas Services — 2.3%
Calfrac Holdings LP, 7.500%, 12/1/2020 (5)(6)	300,000	301,500
Cie Generale de Geophysique - Veritas, 6.500%, 6/1/2021	300,000	309,000
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (5)(6)	250,000	263,750
Pioneer Drilling Co., 9.875%, 3/15/2018 (5)(6)	250,000	268,750
SESI LLC, 7.125%, 12/15/2021 (5)(6)	200,000	221,500
Trinidad Drilling, Ltd., 7.875%, 1/15/2019 (5)(6)	261,000	280,575

		1,645,075

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Packaging & Containers — 0.9%
AEP Industries, Inc., 8.250%, 4/15/2019	$ 300,000	$ 321,000
Sealed Air Corp., 8.375%, 9/15/2021 (5)(6)	300,000	345,000

		666,000

Pharmaceuticals — 4.0%
Elan Finance PLC, 8.750%, 10/15/2016	300,000	331,500
Endo Pharmaceuticals Holdings, Inc., 7.250%, 1/15/2022 (5)(6)	300,000	335,250
Grifols, Inc., 8.250%, 2/1/2018	340,000	370,600
Mylan, Inc., 7.875%, 7/15/2020 (5)(6)	300,000	336,750
NBTY, Inc., 9.000%, 10/1/2018	300,000	330,750
Omnicare, Inc., 7.750%, 6/1/2020	300,000	335,625
Valeant Pharmaceuticals International, 6.875%, 12/1/2018 (5)(6)	300,000	308,250
Valeant Pharmaceuticals International, 7.250%, 7/15/2022 (5)(6)	100,000	101,125
Warner Chilcott Co. LLC, 7.750%, 9/15/2018	360,000	383,400

		2,833,250

Pipelines — 3.4%
Copano Energy LLC, 7.125%, 4/1/2021	332,000	353,580
Crosstex Energy LP, 8.875%, 2/15/2018	250,000	272,500
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019	250,000	258,750
El Paso Corp., 7.250%, 6/1/2018	250,000	284,270
Genesis Energy LP, 7.875%, 12/15/2018	320,000	331,200
Holly Energy Partners LP, 8.250%, 3/15/2018	300,000	319,500
Holly Energy Partners LP, 6.500%, 3/1/2020 (5)(6)	17,000	17,404
MarkWest Energy Partners LP, 6.500%, 8/15/2021	250,000	271,250
Targa Resources Partners LP, 6.375%, 8/1/2022 (5)(6)	250,000	264,375

		2,372,829

Real Estate — 0.4%
CBRE Services, Inc., 6.625%, 10/15/2020	250,000	266,875

Real Estate Investment Trusts — 0.7%
MPT Operating Partnership LP, 6.875%, 5/1/2021	298,000	318,301
MPT Operating Partnership LP, 6.375%, 2/15/2022	159,000	164,963

		483,264

Retail — 3.7%
AmeriGas Finance LLC, 6.750%, 5/20/2020	130,000	134,225
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,230
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	253,750
Corporate Bonds & Notes (continued)

Retail (continued)
AutoNation, Inc., 6.750%, 4/15/2018	$ 250,000	$ 273,750
Dillard’s, Inc., 7.130%, 8/1/2018	129,000	136,095
DineEquity, Inc., 9.500%, 10/30/2018	300,000	332,250
Ferrellgas Partners LP, 8.625%, 6/15/2020	250,000	232,500
Inergy LP, 7.000%, 10/1/2018	310,000	306,900
Limited Brands, Inc., 7.000%, 5/1/2020	300,000	336,375
Limited Brands, Inc., 5.625%, 2/15/2022	32,000	33,120
RadioShack Corp., 6.750%, 5/15/2019	250,000	210,625
Sally Holdings LLC, 6.875%, 11/15/2019 (5)(6)	300,000	324,000

		2,581,820

Semiconductors — 0.8%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	500,000	551,250

Storage/Warehousing — 0.1%
Mobile Mini, Inc., 6.875%, 5/1/2015	50,000	50,750

Telecommunications — 7.2%
Frontier Communications Corp., 8.250%, 4/15/2017	600,000	651,000
GCI, Inc., 8.625%, 11/15/2019	300,000	328,500
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	300,000	327,000
Level 3 Financing, Inc., 8.625%, 7/15/2020 (5)(6)	175,000	187,250
MetroPCS Wireless, Inc., 7.875%, 9/1/2018	300,000	323,250
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	35,000	36,138
NII Capital Corp., 7.625%, 4/1/2021	275,000	282,562
Qwest Communications International, Inc., 7.125%, 4/1/2018	300,000	322,500
Sprint Nextel Corp., 6.000%, 12/1/2016	35,000	32,025
Sprint Nextel Corp., 9.000%, 11/15/2018 (5)(6)	264,000	295,020
Sprint Nextel Corp., 7.000%, 3/1/2020 (5)(6)	103,000	104,931
tw telecom holdings, Inc., 8.000%, 3/1/2018	300,000	330,375
Viasat, Inc., 6.875%, 6/15/2020 (5)(6)	493,000	510,255
West Corp., 7.875%, 1/15/2019	250,000	271,563
Wind Acquisition Finance SA, 7.250%, 2/15/2018 (5)(6)	435,000	425,212
Windstream Corp., 7.750%, 10/1/2021	600,000	658,500

		5,086,081

Transportation — 0.9%
Bristow Group, Inc., 7.500%, 9/15/2017	300,000	315,000
Martin Midstream Partners LP, 8.875%, 4/1/2018	330,000	341,550

		656,550

Total Corporate Bonds & Notes (identified cost $62,108,426)		63,579,512

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Shares	Value

Exchange Traded Funds — 6.7%
iShares iBoxx $ High Yield Corporate Bond Fund, 6.450%	23,000	$ 2,118,990
SPDR Barclays Capital High Yield Bond ETF, 6.620%	65,000	2,605,850

Total Exchange Traded Funds (identified cost $4,580,574)		4,724,840

Short-Term Investments — 2.2%

Mutual Funds — 2.2%
BMO Prime Money Market Fund, Class I, 0.210% (11)	1,535,182	1,535,182

Total Short-Term Investments (identified cost $1,535,182)		1,535,182

Total Investments — 99.5% (identified cost $68,224,182)		69,839,534
Other Assets and Liabilities — 0.5%		331,123

Total Net Assets — 100.0%		$70,170,657

Portfolio Sector Allocations*
Sector	Fund
Corporate Bonds & Notes	90.6%
Exchange Traded Funds	6.7
Mutual Funds	2.2
Other Assets & Liabilities, Net	0.5

Total	100.0%

Government Money Market Fund

Description	Principal Amount	Value

Municipals — 28.4%

Arizona — 3.5%
Maricopa County Industrial Development Authority, FNMA, 0.140%, 9/15/2035, Call 3/15/2012 (3)	$ 17,390,000	$ 17,390,000

California — 14.8%
Abag Finance Authority for Nonprofit Corps., FNMA, 0.160%, 7/15/2035, Call 3/15/2012 (3)(7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.130%, 12/15/2037, Call 3/15/2012 (3)(7)	19,000,000	19,000,000
City of Concord, FHLMC, 0.160%, 12/1/2016 (3)(7)	4,010,000	4,010,000
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.360%, 4/1/2044, Call 12/1/2018 (3)(7)	4,960,000	4,960,000
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.360%, 5/1/2044, Call 9/1/2022 (3)(7)	5,010,000	5,010,000
Municipals (continued)

California (continued)
San Francisco City & County Redevelopment Agency, FNMA, 0.120%, 6/15/2034, Call 3/15/2012 (3)(7)	$ 16,100,000	$ 16,100,000
Santa Cruz Redevelopment Agency, FNMA, 0.130%, 8/15/2035, Call 3/15/2012 (3)(7)	19,000,000	19,000,000

		73,080,000

Federal Home Loan Mortgage Corporation — 3.9%
Federal Home Loan Mortgage Corp., 0.210%, 7/15/2050, Call 3/1/2012 (3)(7)	18,960,000	18,960,000

Georgia — 2.1%
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.360%, 9/1/2048, Call 3/1/2022 (3)(7)	10,115,000	10,115,000

Maryland — 2.8%
Prince Georges County Housing Authority, FHLMC, 0.200%, 2/1/2040, Call 3/1/2012 (3)(7)	13,900,000	13,900,000

Pennsylvania — 1.3%
Puttable Floating Option Tax-Exempt Receipts, 0.400%, 11/1/2044, Call 12/1/2023 (3)(7)	6,420,000	6,420,000

Total Municipals		139,865,000

Repurchase Agreements — 46.3%
Agreement with Barclays Capital, Inc., 0.180%, dated 2/29/2012, to be repurchased at $80,000,400 on 3/1/2012, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/15/2020, with a market value of $81,600,054	80,000,000	80,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.200%, dated 2/29/2012, to be repurchased at $100,000,556 on 3/1/2012, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2041, with a market value of $102,000,000	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corp., 0.030%, dated 2/29/2012, to be repurchased at $48,255,825 on 3/1/2012, collateralized by U.S. Government Treasury Obligations with various maturities to 2/28/2014, with a market value of $49,221,203	48,255,785	48,255,785

Total Repurchase Agreements		228,255,785

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Government Money Market Fund  (continued)

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations — 25.3%

Federal Home Loan Bank — 12.1%
0.115%, 4/25/2012 (9)	$ 10,000,000	$ 9,998,243
0.180%, 2/1/2013	10,000,000	9,999,261
0.210%, 1/3/2013	10,000,000	10,000,000
0.250%, 2/28/2013	10,000,000	10,000,000
0.275%, 4/11/2013 (3)	10,000,000	10,000,000
0.285%, 4/11/2013 (3)	10,000,000	10,000,000

		59,997,504

Federal Home Loan Mortgage Corporation — 6.1%
0.140%, 1/7/2013 (9)	10,000,000	9,987,867
0.240%, 10/12/2012 (3)	20,000,000	20,000,000

		29,987,867

Federal National Mortgage Association — 7.1%
0.110%, 7/18/2012 (9)	10,000,000	9,995,752
0.270%, 1/10/2013 (3)	10,000,000	10,006,156
0.276%, 9/17/2012 (3)	15,000,000	14,998,326

		35,000,234

Total U.S. Government & U.S. Government Agency Obligations		124,985,605

Total Investments — 100.0% (at amortized cost)		493,106,390
Other Assets and Liabilities — 0.0%		8,608

Total Net Assets — 100.0%		$493,114,998

Portfolio Sector Allocations*
Sector	Fund
Municipals	28.4%
Repurchase Agreements	46.3
U.S. Government & U.S. Government Agency Obligations	25.3
Other Assets & Liabilities, Net	0.0

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value

Municipals — 101.0%

Alabama — 5.4%
Bessemer Governmental Utility Services Corp., 0.260%, 6/1/2015 (3)	$ 5,085,000	$ 5,085,000
Chatom Industrial Development Board, 0.600%, 8/1/2037, Call 8/1/2012 (3)	11,500,000	11,500,000
Chatom Industrial Development Board, 0.950%, 12/1/2024, Call 6/1/2012 (3)	8,000,000	8,000,000
Chatom Industrial Development Board, 0.950%, 11/15/2038, Call 5/21/2012 (3)	2,355,000	2,355,000
City of Gardendale, 0.300%, 10/1/2032, Call 3/1/2012 (3)	1,465,000	1,465,000
Municipals (continued)

Alabama (continued)
City of Gardendale, 0.300%, 10/1/2032, Call 3/1/2012 (3)	$ 1,584,000	$ 1,584,000
City of Gardendale, 0.300%, 10/1/2032, Call 3/1/2012 (3)	3,200,000	3,200,000
Mobile Industrial Development Board, 0.750%, 8/22/2012 (3)	15,000,000	15,000,000

		48,189,000

California — 3.2%
California Statewide Communities Development Authority, 0.160%, 11/15/2038, Call 3/1/2012 (3)	5,640,000	5,640,000
Fontana Unified School District, 0.260%, 2/1/2016 (3)	3,765,000	3,765,000
State of California, 0.260%, 3/1/2035, Call 3/1/2016 (3)	12,250,000	12,250,000
Sweetwater Union High School District, 0.260%, 8/1/2013 (3)	7,120,000	7,120,000

		28,775,000

Colorado — 2.3%
Colorado Health Facilities Authority, 0.230%, 1/1/2035, Call 3/1/2012 (3)	6,000,000	6,000,000
Puttable Floating Option Tax-Exempt Receipts, 0.630%, 12/1/2028 (3)	14,140,000	14,140,000

		20,140,000

Connecticut — 2.2%
Connecticut Housing Finance Authority, 0.100%, 5/15/2039, Call 3/1/2012 (3)	20,000,000	20,000,000

District of Columbia — 0.6%
District of Columbia, 0.300%, 10/1/2023, Call 3/1/2012 (3)	3,795,000	3,795,000
District of Columbia, 0.300%, 3/1/2026, Call 3/1/2012 (3)	1,940,000	1,940,000

		5,735,000

Florida — 10.1%
Barclays Capital Municipal Trust Receipts, AGM, 0.260%, 2/15/2024, Call 2/15/2016 (3)(5)(6)	8,405,000	8,405,000
Barclays Capital Municipal Trust Receipts, NATL-RE, 0.260%, 7/1/2026, Call 7/1/2016 (3)(5)(6)	7,070,000	7,070,000
City of Gulf Breeze, 1.350%, 12/1/2012, Call 3/22/2012 (3)	20,280,000	20,280,000
Collier County Educational Facilities Authority, 0.160%, 10/1/2036 (3)	3,335,000	3,335,000
County of Brevard, 0.300%, 10/1/2019, Call 3/1/2012 (3)	2,040,000	2,040,000
County of Miami-Dade, XLCA, 0.260%, 7/1/2031, Call 7/1/2016 (3)(5)(6)	9,900,000	9,900,000
County of St. Lucie, 0.140%, 9/1/2028, Call 3/1/2012 (3)	8,000,000	8,000,000
Eclipse Funding Trust, 0.120%, 4/1/2037, Call 4/1/2017 (3)	20,000,000	20,000,000
Florida State Board of Education, 5.000%, 7/1/2012	2,000,000	2,050,750

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
JP Morgan Chase Putters/Drivers Trust, 0.260%, 11/1/2015 (3)(5)(6)	$ 3,700,000	$ 3,700,000
JP Morgan Chase Putters/Drivers Trust, 0.260%, 4/1/2018 (3)(5)(6)	3,000,000	3,000,000
Orange County Industrial Development Authority, 0.300%, 10/1/2023, Call 3/1/2012 (3)	2,855,000	2,855,000

		90,635,750

Georgia — 6.4%
Appling County Development Authority, 0.200%, 9/1/2029, Call 3/1/2012 (3)	4,100,000	4,100,000
Columbia County Development Authority, 0.250%, 8/1/2018, Call 3/1/2012 (3)	2,100,000	2,100,000
County of DeKalb, 0.460%, 4/1/2023 (3)(5)(6)	9,600,000	9,600,000
County of DeKalb, 0.510%, 10/1/2035, Call 10/1/2026 (3)(5)(6)	11,990,000	11,990,000
Floyd County Development Authority, 0.200%, 9/1/2026, Call 3/1/2012 (3)	10,080,000	10,080,000
Monroe County Development Authority, 0.200%, 11/1/2048, Call 3/1/2012 (3)	15,000,000	15,000,000
Savannah Economic Development Authority, 0.220%, 1/1/2016, Call 3/1/2012 (3)	4,085,000	4,085,000

		56,955,000

Illinois — 4.1%
Illinois Finance Authority, 0.240%, 8/15/2033, Call 3/1/2012 (3)	4,300,000	4,300,000
Illinois Finance Authority, 0.260%, 7/1/2029, Call 7/1/2012 (3)	5,850,000	5,850,000
Illinois Finance Authority, 0.270%, 5/15/2037, Call 3/1/2012 (3)	9,000,000	9,000,000
JP Morgan Chase Putters/Drivers Trust, 0.260%, 6/1/2018 (3)(5)(6)	6,865,000	6,865,000
JP Morgan Chase Putters/Drivers Trust, 0.260%, 11/1/2023 (3)(5)(6)	6,375,000	6,375,000
Phoenix Realty Special Account-U LP, 0.280%, 4/1/2020, Call 3/1/2012 (3)	4,075,000	4,075,000

		36,465,000

Indiana — 1.6%
Barclays Capital Municipal Trust Receipts, 0.270%, 4/1/2030 (3)(5)(6)	7,770,000	7,770,000
Municipals (continued)

Indiana (continued)
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.460%, 5/1/2012, Call 4/2/2012 (3)(5)(6)	$ 6,805,000	$ 6,805,000

		14,575,000

Iowa — 0.4%
Iowa Finance Authority, 0.280%, 2/1/2027 (3)	3,250,000	3,250,000

Kansas — 1.3%
City of Burlington, 0.450%, 3/19/2012	3,000,000	3,000,000
City of Burlington, 0.500%, 3/22/2012	2,600,000	2,600,000
City of Burlington, 0.500%, 3/22/2012	6,295,000	6,295,000

		11,895,000

Kentucky — 2.9%
County of Mason, 0.450%, 10/15/2014, Call 3/7/2012 (3)	12,000,000	12,000,000
County of Mason, 0.450%, 10/15/2014, Call 3/7/2012 (3)	7,775,000	7,775,000
Hancock County, 0.260%, 7/1/2012 (3)	1,685,000	1,685,000
Hancock County, 0.260%, 7/1/2012 (3)	1,000,000	1,000,000
Hardin County Water District No. 1, 0.190%, 9/1/2022, Call 3/1/2012 (3)	3,150,000	3,150,000

		25,610,000

Louisiana — 2.1%
Louisiana Housing Finance Agency, 0.750%, 11/1/2012 (3)	7,350,000	7,350,000
Louisiana Public Facilities Authority, 0.260%, 1/1/2022 (3)	1,665,000	1,665,000
Parish of St. James, 1.530%, 11/1/2039, Call 3/1/2012 (3)	10,000,000	10,000,000

		19,015,000

Maryland — 2.4%
Maryland Health & Higher Educational Facilities Authority, 0.750%, 7/1/2036, Call 3/21/2012 (3)	16,720,000	16,720,000
Montgomery County Housing Opportunites Commission, 0.260%, 7/1/2027, Call 3/1/2012 (3)	2,095,000	2,095,000
Montgomery County Housing Opportunites Commission, 0.260%, 7/1/2037, Call 3/1/2012 (3)	2,945,000	2,945,000

		21,760,000

Massachusetts — 3.2%
BB&T Municipal Trust, 0.250%, 10/1/2028 (3)(5)(6)	16,050,000	16,050,000
Massachusetts Development Finance Agency, 0.180%, 6/1/2041, Call 3/1/2012 (3)	5,000,000	5,000,000
Massachusetts Development Finance Agency, 0.700%, 1/1/2026, Call 3/1/2012 (3)	6,395,000	6,395,000

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Massachusetts (continued)
Massachusetts Industrial Finance Agency, 0.240%, 12/1/2019, Call 3/7/2012 (3)	$ 1,000,000	$ 1,000,000

		28,445,000

Michigan — 1.1%
Michigan Strategic Fund, 0.170%, 8/1/2040 (3)	1,250,000	1,250,000
Michigan Strategic Fund, 0.270%, 11/15/2034, Call 3/1/2012 (3)	8,380,000	8,380,000

		9,630,000

Minnesota — 3.2%
City of Bloomington, 0.210%, 12/1/2015 (3)	3,310,000	3,310,000
City of Bloomington, 0.210%, 12/1/2015, Call 3/1/2012 (3)	3,405,000	3,405,000
City of Ramsey, 0.310%, 12/1/2023, Call 3/1/2012 (3)	3,000,000	3,000,000
Southern Minnesota Municipal Power Agency, 0.450%, 3/20/2012	16,650,000	16,650,000
Southern Minnesota Municipal Power Agency, 0.500%, 3/19/2012	2,350,000	2,350,000

		28,715,000

Mississippi — 1.2%
Claiborne County, 0.500%, 5/10/2012	5,000,000	5,000,000
Mississippi Business Finance Corp., 0.850%, 5/1/2037, Call 5/1/2012 (3)	6,000,000	6,000,000

		11,000,000

Missouri — 0.2%
Greene County Industrial Development Authority, 0.260%, 5/1/2039, Call 3/1/2012 (3)	1,325,000	1,325,000

Montana — 0.7%
City of Forsyth, 0.260%, 1/1/2018, Call 3/1/2012 (3)	6,000,000	6,000,000

Nebraska — 1.7%
Central Plains Energy Project, 0.170%, 12/1/2021 (3)	8,425,000	8,425,000
Nebraska Investment Finance Authority, 0.150%, 9/1/2031, Call 3/1/2012 (3)	600,000	600,000
Nebraska Investment Finance Authority, 0.260%, 12/1/2037, Call 3/1/2012 (3)	6,500,000	6,500,000

		15,525,000

New Hampshire — 2.8%
New Hampshire Business Finance Authority, 1.700%, 9/1/2030, Call 3/1/2012 (3)	25,000,000	25,000,000

New Jersey — 1.4%
JP Morgan Chase Putters/Drivers Trust, 0.260%, 12/15/2013 (3)(5)(6)	2,775,000	2,775,000
Municipals (continued)

New Jersey (continued)
New Jersey Economic Development Authority, 0.240%, 5/15/2033, Call 3/1/2012 (3)	$ 6,500,000	$ 6,500,000
Township of Mendham, 1.250%, 5/25/2012	3,054,900	3,057,444

		12,332,444

New York — 12.3%
Binghamton City School District, 1.000%, 7/13/2012	10,000,000	10,022,092
Broome County Industrial Development Agency, 0.750%, 2/1/2029, Call 3/1/2012 (3)	3,155,000	3,155,000
Broome County Industrial Development Agency, 0.750%, 2/1/2029, Call 3/1/2012 (3)	1,380,000	1,380,000
Jefferson Central School District, 1.250%, 6/22/2012	8,085,000	8,090,172
JP Morgan Chase Putters/Drivers Trust, 0.200%, 4/30/2012 (3)(5)(6)	15,000,000	15,000,000
Metropolitan Transportation Authority, 0.200%, 11/1/2035, Call 3/1/2012 (3)	5,000,000	5,000,000
New York City Industrial Development Agency, 0.820%, 5/1/2036, Call 3/1/2012 (3)	3,900,000	3,900,000
New York State Housing Finance Agency, 0.650%, 11/1/2041, Call 3/1/2012 (3)	11,400,000	11,400,000
New York State Housing Finance Agency, 0.700%, 11/1/2041, Call 3/1/2012 (3)	28,000,000	28,000,000
New York State Thruway Authority, 0.260%, 1/1/2014 (3)	4,995,000	4,995,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.800%, 12/1/2025 (3)(5)(6)	12,040,000	12,040,000
Utica Industrial Development Agency, 0.250%, 7/15/2029, Call 3/1/2012 (3)	7,260,000	7,260,000

		110,242,264

Ohio — 4.1%
County of Cuyahoga, 0.270%, 5/1/2042, Call 3/1/2012 (3)	7,620,000	7,620,000
County of Erie, 0.750%, 8/15/2046, Call 4/2/2012 (3)	4,975,000	4,975,000
County of Warren, 0.330%, 9/1/2015 (3)	5,190,000	5,190,000
Ohio State Higher Educational Facility Commission, 0.260%, 1/15/2046, Call 1/15/2017 (3)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, 0.420%, 4/1/2026 (3)	7,860,000	7,860,000

		36,895,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Oklahoma — 0.3%
Tulsa Industrial Authority, 0.350%, 11/1/2026, Call 3/1/2012 (3)	$ 2,715,000	$ 2,715,000

Pennsylvania — 3.8%
Barclays Capital Municipal Trust Receipts, FHA, 0.260%, 8/1/2038, Call 8/1/2020 (3)(5)(6)	11,090,000	11,090,000
JP Morgan Chase Putters/Drivers Trust, 0.260%, 6/1/2015 (3)(5)(6)	3,540,000	3,540,000
JP Morgan Chase Putters/Drivers Trust, 0.360%, 12/1/2019 (3)(5)(6)	5,335,000	5,335,000
Lehigh County General Purpose Authority, 0.190%, 5/15/2021, Call 3/1/2012 (3)	2,660,000	2,660,000
Luzerne County Industrial Development Authority, 0.750%, 2/1/2029, Call 3/1/2012 (3)	8,500,000	8,500,000
Reading School District, 0.260%, 1/15/2014 (3)	2,895,000	2,895,000

		34,020,000

Puerto Rico — 0.6%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, 0.950%, 3/1/2012 (3)	5,770,000	5,770,000

Rhode Island — 1.7%
Rhode Island Health & Educational Building Corp., 0.210%, 11/1/2036, Call 3/1/2012 (3)	14,765,000	14,765,000

South Carolina — 0.6%
South Carolina Jobs-Economic Development Authority, 0.260%, 6/1/2030, Call 3/1/2012 (3)	5,000,000	5,000,000

South Dakota — 1.5%
South Dakota Housing Development Authority, 0.240%, 5/1/2048, Call 3/1/2012 (3)	7,200,000	7,200,000
South Dakota Housing Development Authority, 0.240%, 11/1/2048, Call 3/1/2012 (3)	6,575,000	6,575,000

		13,775,000

Texas — 3.6%
Atascosa County Industrial Development Corp., 0.270%, 6/30/2020, Call 3/1/2012 (3)	3,700,000	3,700,000
Barclays Capital Municipal Trust Receipts, FGIC, 0.260%, 8/15/2017, Call 8/15/2015 (3)(5)(6)	5,655,000	5,655,000
Municipals (continued)

Texas (continued)
Barclays Capital Municipal Trust Receipts, NATL-RE, 0.260%, 2/15/2025, Call 2/15/2015 (3)(5)(6)	$ 7,815,000	$ 7,815,000
Dallam County Industrial Development Corp., 0.230%, 5/1/2039, Call 3/1/2012 (3)	2,800,000	2,800,000
HFDC of Central Texas, Inc., 0.390%, 11/1/2038, Call 3/1/2012 (3)	3,180,000	3,180,000
New Caney Independent School District, PSF, 0.260%, 2/15/2035, Call 2/15/2016 (3)	6,595,000	6,595,000
San Gabriel Industrial Development Corp., 0.000%, 6/1/2029, Call 3/1/2012 (3)	2,735,000	2,735,000

		32,480,000

Utah — 0.6%
Utah Associated Municipal Power Systems, 0.260%, 4/1/2012 (3)	5,360,000	5,360,000

Vermont — 1.9%
Vermont Economic Development Authority, 0.270%, 5/1/2029, Call 3/1/2012 (3)	7,355,000	7,355,000
Vermont Housing Finance Agency, 0.700%, 7/1/2037, Call 3/1/2012 (3)	10,000,000	10,000,000

		17,355,000

Virginia — 0.5%
Barclays Capital Municipal Trust Receipts, 0.270%, 2/1/2028, Call 2/1/2019 (3)(5)(6)	3,335,000	3,335,000
Suffolk Redevelopment & Housing Authority, 0.300%, 9/1/2019, Call 3/1/2012 (3)	1,105,000	1,105,000

		4,440,000

Washington — 2.7%
Barclays Capital Municipal Trust Receipts, 0.270%, 6/1/2039, Call 6/1/2019 (3)(5)(6)	11,250,000	11,250,000
Central Puget Sound Regional Transit Authority, 0.260%, 11/1/2034, Call 11/1/2017 (3)(5)(6)	4,250,000	4,250,000
Central Puget Sound Regional Transit Authority, FSA, 0.130%, 11/1/2015 (3)	4,080,000	4,080,000
Washington State Housing Finance Commission, 0.250%, 7/1/2028, Call 3/1/2012 (3)	4,105,000	4,105,000

		23,685,000

West Virginia — 0.3%
Deutsche Bank Spears/Lifers Trust, 0.220%, 4/1/2030 (3)	2,545,000	2,545,000

Wisconsin — 6.0%
Chippewa Falls Area Unified School District, 1.000%, 10/1/2012	5,000,000	5,004,351

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Oconto Falls Public School District, 1.750%, 10/1/2012	$ 3,200,000	$ 3,209,253
Waukesha Housing Authority, 0.300%, 2/1/2026, Call 3/1/2012 (3)	5,100,000	5,100,000
Wisconsin Health & Educational Facilities Authority, 0.160%, 12/1/2027, Call 3/1/2012 (3)	2,640,000	2,640,000
Wisconsin Health & Educational Facilities Authority, 0.260%, 8/15/2034, Call 8/15/2016 (3)	2,200,000	2,200,000
Wisconsin Health & Educational Facilities Authority, 0.260%, 8/15/2034 (3)	8,000,000	8,000,000
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.750%, 8/15/2022 (3)	13,000,000	13,000,000
Wisconsin Housing & Economic Development Authority, 0.160%, 5/1/2055, Call 3/1/2012 (3)	10,000,000	10,000,000
Wisconsin Housing & Economic Development Authority, 0.260%, 5/1/2037, Call 3/1/2012 (3)	4,630,000	4,630,000

		53,783,604

Total Municipals		903,803,062

Mutual Funds — 0.3%
Federated Tax-Free Obligations Fund, Class I, 0.032%	2,782,098	2,782,098

Total Mutual Funds		2,782,098

Total Investments — 101.3% (at amortized cost)		906,585,160
Other Assets and Liabilities — (1.3)%		(11,453,134)

Total Net Assets — 100.0%		$895,132,026

Portfolio Sector Allocations*
Sector	Fund
Municipals	101.0%
Mutual Funds	0.3
Other Assets & Liabilities, Net	(1.3)

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation
School District	5.8%
State or Local	3.4

Total General Obligation	9.2
Revenue Bonds
Appropriation	10.6
Education	9.3
General Revenue	4.4
Healthcare	17.2
Housing	13.1
Industrial Revenue	15.3
Power	5.0
Special Tax	6.7
Transportation	2.6
Water & Sewer	7.6

Total Revenue Bonds	91.8
Other Assets & Liabilities, Net	(1.0)

Total	100.0%

Prime Money Market Fund

Description	Principal Amount	Value

Certificates of Deposit — 10.3%

Banks — 10.3%
Bank of Nova Scotia/Houston, 0.783%, 10/5/2012 (3)	$ 50,000,000	$ 50,015,652
Bank of Nova Scotia/Houston, 0.813%, 2/22/2013 (3)	50,000,000	50,136,264
Bank of Nova Scotia/Houston, 0.823%, 2/15/2013 (3)	50,000,000	50,122,432
Canadian Imperial Bank of Commerce, 0.560%, 10/22/2012 (3)	80,000,000	80,000,000
Canadian Imperial Bank of Commerce, 0.731%, 11/5/2012 (3)	17,455,000	17,466,807
Royal Bank of Canada/New York, 0.610%, 11/9/2012 (3)	100,000,000	100,000,000

Total Certificates of Deposit		347,741,155

Commercial Paper — 35.3%

Asset-Backed Securities — 6.7%
GovCo LLC, 0.430%, 3/8/2012 (5)(6)(9)	20,000,000	19,998,328
GovCo LLC, 0.430%, 3/9/2012 (5)(6)(9)	25,000,000	24,997,611
GovCo LLC, 0.470%, 6/11/2012 (5)(6)(9)	25,000,000	24,966,708
GovCo LLC, 0.500%, 7/23/2012 (5)(6)(9)	50,000,000	49,900,000
Kells Funding LLC, 0.470%, 5/10/2012 (5)(6)(9)	55,000,000	54,951,669
Kells Funding LLC, 0.480%, 5/24/2012 (5)(6)(9)	52,400,000	52,343,384

		227,157,700

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Automobiles — 2.0%
Ford Credit Auto Receivables Trust, 0.520%, 8/1/2012 (9)	$ 25,000,000	$ 24,944,750
Ford Credit Auto Receivables Trust, 0.550%, 7/5/2012 (9)	45,000,000	44,913,375

		69,858,125

Consumer Products — 3.7%
Reckitt Benckiser TSY, 0.570%, 4/30/2012 (5)(6)(9)	50,000,000	49,952,500
Reckitt Benckiser TSY, 0.670%, 8/6/2012 (5)(6)(9)	25,000,000	24,926,486
Reckitt Benckiser TSY, 0.720%, 10/2/2012 (5)(6)(9)	25,000,000	24,892,500
Reckitt Benckiser TSY, 0.740%, 9/28/2012 (5)(6)(9)	25,000,000	24,891,569

		124,663,055

Foreign Banks — 12.8%
ANZ National Ltd., 0.656%, 6/29/2012 (3)(5)(6)	75,000,000	75,000,000
Barclays U.S. Funding Corp., 0.120%, 3/1/2012 (9)	100,000,000	100,000,000
Barclays U.S. Funding Corp., 0.650%, 6/11/2012 (9)	50,000,000	49,907,917
Commonwealth Bank Australia, 0.474%, 9/10/2012 (3)(5)(6)	75,000,000	75,000,000
Commonwealth Bank Australia, 0.612%, 6/22/2012 (3)(5)(6)	57,110,000	57,102,119
Skandinaviska Enskilda Banken AB, 0.610%, 4/11/2012 (5)(6)(9)	24,750,000	24,732,805
Skandinaviska Enskilda Banken AB, 0.650%, 4/2/2012 (5)(6)(9)	50,000,000	49,971,111

		431,713,952

Insurance — 5.2%
Prudential Funding LLC, 0.110%, 3/1/2012 (9)	25,000,000	25,000,000
Prudential Funding LLC, 0.170%, 3/13/2012 (9)	25,000,000	24,998,583
Prudential PLC, 0.650%, 5/24/2012 (5)(6)(9)	25,000,000	24,962,083
Prudential PLC, 0.800%, 3/16/2012 (5)(6)(9)	50,000,000	49,983,334
Prudential PLC, 0.830%, 7/26/2012 (5)(6)(9)	50,000,000	49,830,542

		174,774,542

Utilities — 4.9%
Florida Power & Light Corp., 0.160%, 3/8/2012 (9)	15,000,000	14,999,533
Florida Power & Light Corp., 0.170%, 3/6/2012 (9)	20,000,000	19,999,528
Florida Power & Light Corp., 0.170%, 3/7/2012 (9)	30,000,000	29,999,150
Commercial Paper (continued)

Utilities (continued)
Florida Power & Light Corp., 0.170%, 3/9/2012 (9)	$ 28,472,000	$ 28,470,925
National Rural Utilities Cooperative Finance Corp., 0.110%, 3/21/2012 (9)	21,825,000	21,823,666
National Rural Utilities Cooperative Finance Corp., 0.150%, 3/1/2012 (9)	50,000,000	50,000,000

		165,292,802

Total Commercial Paper		1,193,460,176

Funding Agreements — 3.4%

Insurance — 3.4%
Metropolitan Life Insurance Co., 0.727%, 3/1/2012 (3)(5)(8)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 0.797%, 5/1/2012 (3)(5)(8)	50,000,000	50,000,000

Total Funding Agreements		115,000,000

Municipals — 24.5%

Colorado — 0.4%
Colorado Educational & Cultural Facilities Authority, 0.250%, 5/1/2038, Call 3/1/2012 (3)	14,890,000	14,890,000

Connecticut — 1.9%
Connecticut Housing Finance Authority, 0.170%, 5/15/2031, Call 3/1/2012 (3)(7)	26,690,000	26,690,000
Connecticut Housing Finance Authority, 0.270%, 11/15/2038, Call 3/1/2012 (3)	38,115,000	38,115,000

		64,805,000

Federal Home Loan Mortgage Corporation — 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.200%, 9/15/2038, Call 3/1/2012 (3)(7)	13,115,000	13,115,000

Florida — 1.5%
County of St. Lucie, 0.140%, 9/1/2028, Call 3/1/2012 (3)	50,000,000	50,000,000

Georgia — 4.7%
Athens-Clarke County Unified Government Development Authority, 0.220%, 7/1/2021, Call 3/1/2012 (3)	8,365,000	8,365,000
Bartow County Development Authority, 0.240%, 12/1/2032, Call 3/7/2012 (3)	93,000,000	93,000,000
Floyd County Development Authority, 0.160%, 7/1/2022, Call 3/1/2012 (3)	17,000,000	17,000,000
Monroe County Development Authority, 0.200%, 11/1/2048, Call 3/1/2012 (3)	40,000,000	40,000,000

		158,365,000

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Schedule of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Idaho — 1.0%
Lemhi County Industrial Development Corp., 0.550%, 3/21/2012	$ 25,200,000	$ 25,200,000
Shoshone County Industrial Development Corp., 0.550%, 3/21/2012	8,900,000	8,900,000

		34,100,000

Iowa — 1.4%
Iowa Finance Authority, 0.210%, 6/1/2036, Call 3/1/2012 (3)	11,000,000	11,000,000
Iowa Finance Authority, 0.210%, 9/1/2036, Call 3/1/2012 (3)	19,000,000	19,000,000
Iowa Finance Authority, GNMA/FNMA/FHLMC, 0.200%, 1/1/2039, Call 3/1/2012 (3)(7)	17,720,000	17,720,000

		47,720,000

Kentucky — 0.2%
County of Hancock, 0.410%, 4/1/2028 (3)(7)	7,815,000	7,815,000

Maine — 0.7%
City of Portland, 0.340%, 6/1/2026, Call 3/1/2012 (3)	22,600,000	22,600,000

Montana — 0.8%
Montana Board of Investments, 0.170%, 12/30/2015, Call 3/7/2012 (3)(7)	27,000,000	27,000,000

New York — 4.4%
New York City Housing Development Corp., FNMA, 0.130%, 5/15/2034, Call 3/15/2012 (3)(7)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.130%, 6/15/2034, Call 3/7/2012 (3)(7)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.130%, 11/15/2038, Call 3/7/2012 (3)(7)	56,100,000	56,100,000

		149,600,000

North Carolina — 0.2%
Puttable Floating Option Tax-Exempt Receipts, 0.500%, 7/1/2036 (3)	5,900,000	5,900,000

North Dakota — 0.4%
North Dakota Housing Finance Agency, 0.140%, 1/1/2039, Call 3/7/2012 (3)(7)	13,700,000	13,700,000

Ohio — 1.4%
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.550%, 12/1/2041, Call 3/5/2012 (3)(7)	46,730,000	46,730,000
Municipals (continued)

Texas — 0.8%
Harris County Industrial Development Corp., 0.120%, 3/1/2024, Call 3/1/2012 (3)	$ 26,300,000	$ 26,300,000

Vermont — 1.0%
BB&T Municipal Trust, 0.460%, 5/1/2027 (3)	33,865,000	33,865,000

Washington — 0.6%
Port of Tacoma, 0.200%, 12/1/2044 (3)	21,800,000	21,800,000

Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.750%, 8/15/2022 (3)	6,715,000	6,715,000
Wisconsin Housing & Economic Development Authority, 0.140%, 9/1/2032, Call 3/1/2012 (3)(7)	23,890,000	23,890,000
Wisconsin Housing & Economic Development Authority, 0.140%, 9/1/2035, Call 3/7/2012 (3)(7)	21,345,000	21,345,000
Wisconsin Housing & Economic Development Authority, GO, 0.140%, 3/1/2035, Call 3/7/2012 (3)(7)	15,360,000	15,360,000

		67,310,000

Wyoming — 0.7%
City of Kemmerer, 0.120%, 11/1/2014, Call 3/1/2012 (3)	22,900,000	22,900,000

Total Municipals		828,515,000

Mutual Funds — 3.9%
BlackRock Liquidity Funds TempFund, 0.181%	130,000,000	130,000,000

Total Mutual Funds		130,000,000

Notes-Variable — 10.4%

Banks — 1.5%
National Australia Bank/New York, 0.653%, 2/15/2013 (3)	50,000,000	50,000,000

Diversified Financial Services — 0.7%
General Electric Capital Corp., 0.677%, 11/1/2012 (3)	25,000,000	24,994,313

Foreign Banks — 3.7%
ABN Amro Bank, 1.038%, 6/8/2012 (3)(5)(6)	50,000,000	50,000,000
Rabobank Nederland NV, 0.638%, 9/14/2012 (3)(5)(6)	50,000,000	50,000,000
Westpac Securities NZ, Ltd., 0.661%, 7/20/2012 (3)(5)(6)	25,000,000	25,000,000

		125,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Notes-Variable (continued)

Insurance — 0.8%
MetLife Institutional Funding II, 0.955%, 12/7/2012 (3)(5)(6)	$ 25,000,000	$ 25,000,000

Pharmaceuticals — 1.5%
Sanofi-Aventis SA, 0.624%, 3/28/2012 (3)	50,000,000	50,000,000

Utilities — 2.2%
National Rural Utilities Cooperative Finance Corp., 0.669%, 1/7/2013 (3)	75,000,000	75,000,000

Total Notes-Variable		349,994,313

Repurchase Agreements — 5.0%
Agreement with Fixed Income Clearing Corp., 0.030%, dated 2/29/2012, to be repurchased at $19,191,428 on 3/1/2012, collateralized by a U.S. Government Treasury Obligation with a maturity of 8/15/2013, with a market value of $19,576,774	19,191,412	19,191,412
Agreement with Morgan Stanley & Co., Inc., 0.220%, dated 2/29/2012, to be repurchased at $150,000,917 on 3/1/2012, collateralized by Commercial Paper with various maturities to 5/4/2012, with a market value of $157,500,000	150,000,000	150,000,000

Total Repurchase Agreements		169,191,412

Trust Demand Notes — 4.2%

Broker/Dealers — 4.2%
JP Morgan Securities, Inc., 0.270%, 3/1/2012 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations — 3.0%

Federal Home Loan Bank — 1.6%
0.090%, 5/2/2012 (9)	25,000,000	24,996,125
0.115%, 4/25/2012 (9)	30,000,000	29,994,729

		54,990,854

Federal Home Loan Mortgage Corporation — 1.4%
0.095%, 4/23/2012 (9)	47,062,000	47,055,418

Total U.S. Government & U.S. Government Agency Obligations		102,046,272

Total Investments — 100.0% (at amortized cost)		3,378,948,328
Other Assets and Liabilities — 0.0%		494,964

Total Net Assets — 100.0%		$3,379,443,292

Portfolio Sector Allocations*
Sector	Fund
Certificates of Deposit	10.3%
Commercial Paper	35.3
Funding Agreements	3.4
Municipals	24.5
Mutual Funds	3.9
Notes-Variable	10.4
Repurchase Agreements	5.0
Trust Demand Notes	4.2
U.S. Government & U.S. Government Agency Obligations	3.0
Other Assets & Liabilities, Net	0.0

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments	BMO Funds

The categories of investments are shown as a percentage of total net assets for each Fund as of February 29, 2012.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 29, 2012 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.
(2)	Non-income producing.
(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 29, 2012.
(4)	Purchased on a when-issued or delayed delivery basis.
(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 29, 2012, these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short-Tax Free Fund	$20,121,252	3.69%
Short-Term Income Fund	16,970,879	10.46
Short-Intermediate Bond Fund	27,416,011	17.09
Intermediate Tax-Free Fund	2,980,000	0.39
Government Income Fund	13,784,366	6.12
TCH Corporate Income Fund	11,441,985	9.98
Aggregate Bond Fund	72,661,191	13.55
TCH Core Plus Bond Fund	16,701,496	11.35
Monegy High Yield Bond Fund	16,476,946	23.48
Tax-Free Money Market Fund	179,615,000	20.07
Prime Money Market Fund	1,023,402,749	30.28

(6)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of the BMO Funds.
(7)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.48%, 24.84% and 10.74%, respectively, as calculated based upon total portfolio market value as of February 29, 2012.
(8)	Securities have redemption features that may delay redemption beyond seven days.
(9)	Each issue shows the rate of the discount at the time of purchase.
(10)	Issue is in default or bankruptcy.
(11)	Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.
(12)	Foreign Security value denominated in U.S. Dollars, Principal amount listed represents adjusted par in local currency.

The following acronyms may be referenced throughout this report:

ACA        —American Capital Access Corporation

ADED     —Arkansas Department of Economic Development

ADR        —American Depository Receipt

AGC       —Assured Guaranty Corporation

AGM       —Federal Agricultural Mortgage Corporation

AMBAC  —American Municipal Bond Assurance Corporation

AMT       —Alternative Minimum Tax

BHAC     —Berkshire Hathaway Assurance Corporation

BMA       —Bond Market Association

CFC        —Cooperative Finance Corporation

CIFG      —CDC IXIS Financial Guaranty

COLL     —Collateralized

ETF         —Exchange Traded Fund

FGIC      —Financial Guaranty Insurance Corporation

FDIC      —Federal Depository Insurance Corporation

FHA        —Federal Housing Administration

FHLB      —Federal Home Loan Bank

FHLMC  —Federal Home Loan Mortgage Corporation

FNMA    —Federal National Mortgage Association

FRN        —Floating Rate Note

FSA         —Financial Security Assurance Corporation

GDR       —Global Depository Receipt

GNMA   —Government National Mortgage Association

GO          —Government Obligation

HFDC     —Health Facility Development Corporation

HUD       —Department of Housing and Urban Development

IDC         —Industrial Development Corporation

IMI             —Investors Mortgage Insurance Company

INS            —Insured

LIQ            —Liquidity Agreement

LLC           —Limited Liability Corporation

LOC           —Letter of Credit

LP              —Limited Partnership

LT              —Limited Tax

MBIA         —Municipal Bond Insurance Association

MHF          —Maryland Housing Fund

MTN          —Medium Term Note

NATL-RE —National Rural Utilities Cooperative Finance     Corporation Reinsurance

PCA           —Pollution Control Authority

PLC           —Public Limited Company

PSF            —Permanent School Fund Guaranteed

PUFG        —Permanent University Fund Guarantee

Q-SBLF     —Qualified School Bond Loan Fund

RADIAN   —Radian Asset Assurance

REITs        —Real Estate Investment Trusts

REMIC      —Real Estate Mortgage Investment Conduit

TCRs         —Transferable Custody Receipts

TLGP         —Temporary Liquidity Guarantee Program

TRANs      —Tax and Revenue Anticipation Notes

UT             —Unlimited Tax

VRNs         —Variable Rate Notes

XLCA        —XL Capital Assurance

[THIS PAGE INTENTIONALLY LEFT BLANK]

February 29, 2012 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Large-Cap Value Fund		Dividend Income Fund (2)	Large-Cap Growth Fund		Large-Cap Focus Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$159,123,384	(1)	$53,342,189	$199,759,327	(1)	$53,498,143	(1)	$275,401,758	(1)
Investments in affiliated issuers, at value	1,566,434		2,043,962	2,261,166		5,043,163		14,411,808
Dividends and interest receivable	246,029		205,328	301,738		57,626		364,437
Receivable for investments sold	—		—	—		—		4,691,593
Receivable for capital stock sold	89,851		442,054	75,100		31,407		161,800
Prepaid expenses	20,457		29,961	21,718		16,732		23,441
Other receivables	7,702		—	12,388		1,275		15,922

Total assets	161,053,857		56,063,494	202,431,437		58,648,346		295,070,759
Liabilities:
Payable for capital stock redeemed	351,649		47,694	621,932		107,670		160,888
Payable for investments purchased	—		—	—		—		5,534,356
Payable for return of securities lending collateral	14,145,685		—	23,919,761		6,851,249		40,878,759
Payable to affiliates (Note 5)	111,320		19,529	135,660		19,923		196,140
Other liabilities	55,208		3,573	63,698		17,236		72,219

Total liabilities	14,663,862		70,796	24,741,051		6,996,078		46,842,362

Total net assets	$146,389,995		$55,992,698	$177,690,386		$51,652,268		$248,228,397

Net assets consist of:
Paid-in capital	$138,060,788		$53,615,569	$149,094,825		$44,472,553		$201,444,562
Net unrealized appreciation on investments	16,186,939		2,086,315	14,470,469		7,743,539		44,679,187
Accumulated net realized gain (loss) on investments and options	(8,020,184)		83,803	13,892,792		(626,585)		2,034,372
Undistributed net investment income	162,452		207,011	232,300		62,761		70,276

Total net assets	$146,389,995		$55,992,698	$177,690,386		$51,652,268		$248,228,397

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$11.80		$10.48	$13.63		$12.58		$13.20
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$11.80		$10.49	$13.70		$12.60		$13.18
Net assets:
Investor class of shares	$73,677,896		$19,827,565	$89,034,526		$24,477,730		$136,816,598
Institutional class of shares	72,712,099		36,165,133	88,655,860		27,174,538		111,411,799

Total net assets	$146,389,995		$55,992,698	$177,690,386		$51,652,268		$248,228,397

Shares outstanding:
Investor class of shares	6,246,514		1,892,589	6,532,066		1,945,945		10,364,513
Institutional class of shares	6,159,962		3,448,270	6,471,923		2,156,304		8,454,614

Total shares outstanding	12,406,476		5,340,859	13,003,989		4,102,249		18,819,127

Investments, at cost:
Investments in unaffiliated issuers	$142,936,445		$51,255,874	$185,288,858		$45,754,604		$230,722,571
Investments in affiliated issuers	1,566,434		2,043,962	2,261,166		5,043,163		14,411,808

Total Investments, at cost	$144,502,879		$53,299,836	$187,550,024		$50,797,767		$245,134,379

(1)	Including $13,686,617, $23,143,489, $6,628,903 and $39,552,116, respectively, of securities on loan.
(2)	Commenced operations on December 30, 2011.

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Growth Fund		Pyrford International Stock Fund (3)		Lloyd George Emerging Markets Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$311,439,736	(1)	$35,001,609	(1)	$772,771,250	(1)	$93,271,215		$57,491,991
Investments in affiliated issuers, at value	6,393,082		2,137,105		44,275,016		—		—
Investments in repurchase agreements	—		—		—		—		1,341,127
Cash	—		—		—		4,335,214		—
Cash denominated in foreign currencies	—		—		—		56,733	(2)	550,434	(2)
Dividends and interest receivable	75,514		17,567		39,705		364,055		112,172
Receivable for investments sold	2,217,034		132,783		9,720,916		—		444,827
Receivable for capital stock sold	102,350		33,168		1,171,886		3,555,037		91,659
Prepaid expenses	26,562		10,262		36,473		30,188		21,426
Other receivables	20,611		2,310		63,656		—		—

Total assets	320,274,889		37,334,804		828,078,902		101,612,442		60,053,636
Liabilities:
Payable for capital stock redeemed	861,026		3,711		846,046		240,844		53,626
Payable for investments purchased	1,261,807		834,469		14,242,557		—		349,894
Payable for return of securities lending collateral	66,494,610		6,987,110		215,492,987		—		—
Payable for foreign tax expense	—		—		—		25,445		7,562
Payable on forward foreign currency contracts	—		—		—		346,930		—
Payable to affiliates (Note 5)	192,543		14,250		603,305		51,833		28,939
Other liabilities	54,983		16,402		119,158		39,628		201,482

Total liabilities	68,864,969		7,855,942		231,304,053		704,680		641,503

Total net assets	$251,409,920		$29,478,862		$596,774,849		$100,907,762		$59,412,133

Net assets consist of:
Paid-in capital	$186,380,990		$28,994,464		$480,029,493		$96,012,886		$48,293,642
Net unrealized appreciation on investments and foreign currency translation	57,713,978		1,395,994		96,401,818		4,749,561		8,040,951
Accumulated net realized gain (loss) on investments and foreign currency transactions	7,785,463		(916,396)		22,535,541		(83,632)		3,968,720
Undistributed net investment income (distributions in excess of net investment income)	(470,511)		4,800		(2,192,003)		228,947		(891,180)

Total net assets	$251,409,920		$29,478,862		$596,774,849		$100,907,762		$59,412,133

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$20.49		$10.12		$19.35		$10.53		$14.04
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$20.68		$10.14		$19.55		$10.53		$14.05
Net assets:
Investor class of shares	$97,551,312		$25,091,152		$381,282,369		$36,128,969		$16,136,553
Institutional class of shares	153,858,608		4,387,710		215,492,480		64,778,793		43,275,580

Total net assets	$251,409,920		$29,478,862		$596,774,849		$100,907,762		$59,412,133

Shares outstanding:
Investor class of shares	4,760,873		2,480,024		19,708,267		3,431,717		1,149,550
Institutional class of shares	7,439,433		432,598		11,024,964		6,150,921		3,080,036

Total shares outstanding	12,200,306		2,912,622		30,733,231		9,582,638		4,229,586

Investments, at cost:
Investments in unaffiliated issuers	$253,725,758		$33,605,615		$680,212,651		$88,173,761		$50,803,713
Investments in affiliated issuers	6,393,082		2,137,105		40,431,797		—		—

Total Investments, at cost	$260,118,840		$35,742,720		$720,644,448		$88,173,761		$50,803,713

(1)	Including $64,336,650, $6,760,358 and $208,499,561, respectively, of securities on loan.
(2)	Identified cost of cash denominated in foreign currencies are $56,623 and $540,676, respectively.
(3)	Commenced operations on December 30, 2011.

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Pyrford Global Strategic Return Fund (3)		Ultra Short Tax-Free Fund	Short-Term Income Fund		Short- Intermediate Bond Fund		Intermediate Tax-Free Fund
Assets:
Investments in unaffiliated issuers, at value	$19,065,150		$521,806,934	$184,346,461	(1)	$212,763,881	(1)	$714,664,435
Investments in affiliated issuers, at value	—		17,824,640	7,733,180		6,668,415		56,546,925
Cash and deposit held at broker	952,241		15,552	—		—		47,900
Cash denominated in foreign currencies	1,492	(2)	—	—		—		—
Dividends and interest receivable	113,837		3,013,269	912,616		990,844		6,556,719
Receivable for investments sold	—		12,834,423	653,403		17,215,793		4,574,013
Receivable for capital stock sold	127,272		1,667,937	615,942		82,067		5,061,703
Receivable from affiliates, net (Note 5)	11,713		—	—		—		—
Prepaid expenses	29,964		35,412	23,996		19,517		65,020
Other receivables	—		—	5,299		—		4

Total assets	20,301,669		557,198,167	194,290,897		237,740,517		787,516,719
Liabilities:
Payable for capital stock redeemed	1,777		320,152	48,552		80,093		506,719
Payable for investments purchased	26,155		10,267,334	1,274,840		16,187,031		29,738,980
Payable for return of securities lending collateral	—		—	30,526,568		60,908,745		—
Payable on forward foreign currency contracts	4,167		—	—		—		—
Payable for income distribution	—		435,652	113,692		69,718		726,980
Payable to affiliates (Note 5)	—		112,477	39,444		63,710		248,236
Other liabilities	40,402		51,755	36,620		37,683		90,477

Total liabilities	72,501		11,187,370	32,039,716		77,346,980		31,311,392

Total net assets	$20,229,168		$546,010,797	$162,251,181		$160,393,537		$756,205,327

Net assets consist of:
Paid-in capital	$19,865,091		$544,849,024	$166,159,251		$188,076,557		$717,730,489
Net unrealized appreciation on investments and foreign currency translation	368,835		1,148,080	252,953		2,089,505		36,833,913
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(19,288)		15,248	(4,247,418)		(29,849,987)		1,458,433
Undistributed net investment income (distributions in excess of net investment income)	14,530		(1,555)	86,395		77,462		182,492

Total net assets	$20,229,168		$546,010,797	$162,251,181		$160,393,537		$756,205,327

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.21		$10.07	$9.41		$10.34		$11.13
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.21		$10.07	$9.41		$10.33		$11.13
Net assets:
Investor class of shares	$10,984,898		$73,988,499	$78,782,573		$53,367,288		$558,891,650
Institutional class of shares	9,244,270		472,022,298	83,468,608		107,026,249		197,313,677

Total net assets	$20,229,168		$546,010,797	$162,251,181		$160,393,537		$756,205,327

Shares outstanding:
Investor class of shares	1,076,107		7,344,296	8,375,256		5,163,552		50,217,455
Institutional class of shares	905,518		46,882,637	8,865,645		10,364,959		17,732,666

Total shares outstanding	1,981,625		54,226,933	17,240,901		15,528,511		67,950,121

Investments, at cost:
Investments in unaffiliated issuers	$18,693,997		$520,658,854	$184,093,508		$210,674,376		$677,830,522
Investments in affiliated issuers	—		17,824,640	7,733,180		6,668,415		56,546,925

Total Investments, at cost	$18,693,997		$538,483,494	$191,826,688		$217,342,791		$734,377,447

(1)	Including $29,535,888 and $58,932,068, respectively, of securities on loan.
(2)	Identified cost of cash denominated in foreign currencies is $1,489.
(3)	Commenced operations on December 30, 2011.

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Government Income Fund		TCH Corporate Income Fund		Aggregate Bond Fund		TCH Core Plus Bond Fund		Monegy High Yield Bond Fund (3)
Assets:
Investments in unaffiliated issuers, at value	$337,750,442	(1)	$130,511,457	(1)	$761,187,111	(1)	$179,866,976	(1)	$68,304,352
Investments in affiliated issuers, at value	5,147,785		5,725,917		11,179,621		7,608,286		1,535,182
Deposit held at broker	103,395		—		—		—		—
Cash denominated in foreign currencies	—		—		—		—		127,431	(2)
Dividends and interest receivable	779,674		1,389,185		3,070,147		1,416,993		1,287,778
Receivable for investments sold	93,534,729		1,013,373		85,494,223		—		463,712
Receivable for capital stock sold	157,363		589,692		729,730		220,079		226,099
Prepaid expenses	20,572		25,915		21,120		21,071		30,185
Other receivables	7,532		4,322		30,661		6,459		—

Total assets	437,501,492		139,259,861		861,712,613		189,139,864		71,974,739
Liabilities:
Payable for capital stock redeemed	106,585		7,437		262,836		75,560		6,004
Payable for investments purchased	145,796,053		5,143,488		111,219,186		6,297,891		1,709,368
Payable for return of securities lending collateral	65,826,610		19,276,821		213,603,776		35,561,379		—
Payable for daily variation margin	18,063		—		—		—		—
Payable on forward foreign currency contracts	—		—		—		—		38,976
Payable for income distribution	136,737		87,162		152,903		20,508		16,225
Payable to affiliates (Note 5)	117,009		37,093		256,822		57,536		29,620
Other liabilities	100,055		25,266		57,001		34,333		3,889

Total liabilities	212,101,112		24,577,267		325,552,524		42,047,207		1,804,082

Total net assets	$225,400,380		$114,682,594		$536,160,089		$147,092,657		$70,170,657

Net assets consist of:
Paid-in capital	$221,057,713		$106,238,634		$521,018,868		$137,025,879		$68,569,462
Net unrealized appreciation on investments, futures contracts and foreign currency translation	2,346,108		7,103,454		12,761,445		9,028,541		1,580,300
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	2,620,756		1,459,625		2,674,290		1,203,466		30,908
Distributions in excess of net investment income	(624,197)		(119,119)		(294,514)		(165,229)		(10,013)

Total net assets	$225,400,380		$114,682,594		$536,160,089		$147,092,657		$70,170,657

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$9.66		$12.72		$10.95		$11.61		$10.26
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$9.65		$12.71		$10.95		$11.61		$10.26
Net assets:
Investor class of shares	$181,106,649		$33,367,195		$272,150,616		$83,331,244		$37,619,591
Institutional class of shares	44,293,731		81,315,399		264,009,473		63,761,413		32,551,066

Total net assets	$225,400,380		$114,682,594		$536,160,089		$147,092,657		$70,170,657

Shares outstanding:
Investor class of shares	18,756,737		2,623,146		24,853,648		7,179,156		3,665,922
Institutional class of shares	4,590,611		6,399,498		24,116,128		5,493,769		3,173,792

Total shares outstanding	23,347,348		9,022,644		48,969,776		12,672,925		6,839,714

Investments, at cost:
Investments in unaffiliated issuers	$335,386,008		$123,408,003		$748,425,666		$170,838,435		$66,689,000
Investments in affiliated issuers	5,147,785		5,725,917		11,179,621		7,608,286		1,535,182

Total Investments, at cost	$340,533,793		$129,133,920		$759,605,287		$178,446,721		$68,224,182

(1)	Including $63,690,331, $18,651,226, $206,671,666 and $34,407,301, respectively, of securities on loan.
(2)	Identified cost of cash denominated in foreign currencies is $124,112.
(3)	Commenced operations on December 30, 2011.

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$264,850,605	$906,585,160	$3,209,756,916
Investments in repurchase agreements	228,255,785	—	169,191,412
Cash	—	1,000	—
Dividends and interest receivable	44,274	787,309	1,287,338
Receivable for capital stock sold	—	—	294,141
Prepaid expenses	45,649	38,220	99,805

Total assets	493,196,313	907,411,689	3,380,629,612
Liabilities:
Payable for investments purchased	—	11,927,966	—
Payable for income distribution	3,435	138,314	318,195
Payable to affiliates (Note 5)	35,050	159,744	715,362
Other liabilities	42,830	53,639	152,763

Total liabilities	81,315	12,279,663	1,186,320

Total net assets	$493,114,998	$895,132,026	$3,379,443,292

Net assets consist of:
Paid-in capital	$493,114,918	$895,131,178	$3,379,584,964
Accumulated net realized gain (loss) on investments	80	795	(141,672)
Undistributed net investment income	—	53	—

Total net assets	$493,114,998	$895,132,026	$3,379,443,292

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00
Net assets:
Investor class of shares	$146,969,856	$244,766,807	$1,381,198,446
Institutional class of shares	346,145,142	650,365,219	1,998,244,846

Total net assets	$493,114,998	$895,132,026	$3,379,443,292

Shares outstanding:
Investor class of shares	146,970,100	244,760,489	1,381,420,353
Institutional class of shares	346,144,818	650,369,535	1,998,322,355

Total shares outstanding	493,114,918	895,130,024	3,379,742,708

Investments, at cost:
Investments in unaffiliated issuers	$493,106,390	$906,585,160	$3,378,948,328

Total Investments, at cost	$493,106,390	$906,585,160	$3,378,948,328

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Statements of Operations	BMO Funds

	Large-Cap Value Fund	Dividend Income Fund (2)	Large-Cap Growth Fund		Large-Cap Focus Fund	Mid-Cap Value Fund
Investment income:
Dividend income, unaffiliated issuers	$1,717,341	$265,221	$1,161,238	(1)	$307,483 (1)	$2,082,084 (1)
Dividend income, affiliated issuers	3,646	1,880	5,952		3,883	6,300
Interest income	476	—	515		273	535
Securities lending income	28,974	—	46,233		7,984	52,320

Total income	1,750,437	267,101	1,213,938		319,623	2,141,239
Expenses:
Investment advisory fees (Note 5)	533,687	41,167	666,433		131,196	868,608
Shareholder service fees (Note 5)	85,043	6,573	101,946		30,040	157,854
Administrative fees (Note 5)	65,821	7,616	82,193		24,271	107,128
Portfolio accounting fees	33,205	6,258	37,911		19,133	45,618
Recordkeeping fees	40,199	5,020	50,102		9,669	48,615
Custodian fees (Note 5)	14,232	1,647	17,772		5,248	23,162
Registration fees	17,651	5,315	17,469		14,287	20,073
Professional fees	14,519	4,469	14,519		14,519	14,519
Printing and postage	11,926	753	14,645		3,813	16,582
Directors’ fees	8,854	2,652	8,854		8,854	8,854
Insurance premiums	1,006	63	954		18	1,368
Miscellaneous	4,352	1,255	4,352		4,910	4,352

Total expenses	830,495	82,788	1,017,150		265,958	1,316,733
Deduct (Note 5):
Expense waivers	(40,986)	(22,698)	(35,512)		(65,364)	(24,923)

Net expenses	789,509	60,090	981,638		200,594	1,291,810

Net investment income	960,928	207,011	232,300		119,029	849,429
Net realized and unrealized gain on investments and options:
Net realized gain (loss) on investment transactions	24,205,235	83,803	21,583,132		(482,265)	5,773,056
Net realized loss on options	(25,232)	—	—		—	(289,395)
Net change in unrealized appreciation (depreciation) on investments	(8,690,386)	2,086,315	1,233,544		6,944,682	18,994,577

Net realized and unrealized gain on investments and options	15,489,617	2,170,118	22,816,676		6,462,417	24,478,238

Change in net assets resulting from operations	$16,450,545	$2,377,129	$23,048,976		$6,581,446	$25,327,667

(1)	Net of foreign taxes withheld of $5,618, $179 and $2,573, respectively.
(2)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Growth Fund	Pyrford International Stock Fund (3)	Lloyd George Emerging Markets Equity Fund
Investment income:
Dividend income, unaffiliated issuers	$761,615	$145,226	$962,875 (1)	$392,989 (1)	$437,746 (1)
Dividend income, affiliated issuers	3,607	1,015	12,355	—	—
Interest income	268	66	470	—	78
Securities lending income	78,032	13,371	380,280	—	—

Total income	843,522	159,678	1,355,980	392,989	437,824
Expenses:
Investment advisory fees (Note 5)	915,478	96,095	2,642,046	121,959	225,316
Shareholder service fees (Note 5)	113,501	28,032	420,422	13,749	14,641
Administrative fees (Note 5)	112,847	11,852	233,008	14,101	21,692
Portfolio accounting fees	47,677	15,980	81,964	13,529	10,084
Recordkeeping fees	40,053	9,430	93,099	5,020	10,462
Custodian fees (Note 5)	24,331	2,562	38,852	28,631	158,249
Registration fees	23,325	23,528	29,490	5,313	16,239
Professional fees	14,519	14,519	14,519	4,469	14,519
Printing and postage	11,937	3,953	29,269	753	9,915
Directors’ fees	8,854	8,854	8,854	2,652	8,854
Insurance premiums	1,228	248	2,153	63	364
Miscellaneous	4,352	4,601	4,601	1,255	4,399

Total expenses	1,318,102	219,654	3,598,277	211,494	494,734
Deduct (Note 5):
Expense waivers	(4,069)	(64,776)	(50,294)	(47,452)	(195,511)

Net expenses	1,314,033	154,878	3,547,983	164,042	299,223

Net investment income (loss)	(470,511)	4,800	(2,192,003)	228,947	138,601
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on investment transactions	14,566,681	(854,832)	24,524,772	(71,172)	4,419,454 (2)
Net realized loss on foreign currency transactions	—	—	—	(12,460)	(56,346)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	20,734,211	3,369,660	67,263,378	4,749,561	(4,516,397)

Net realized and unrealized gain (loss) on investments and foreign currency	35,300,892	2,514,828	91,788,150	4,665,929	(153,289)

Net increase (decrease) in net assets resulting from operations	$34,830,381	$2,519,628	$89,596,147	$4,894,876	$(14,688)

(1)	Net of foreign taxes withheld of $11,325, $36,490 and $30,757, respectively.
(2)	Net of foreign taxes withheld of $80,355.
(3)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Statements of Operations	BMO Funds

	Pyrford Global Strategic Return Fund (2)	Ultra Short Tax-Free Fund	Short-Term Income Fund	Short- Intermediate Bond Fund	Intermediate Tax-Free Fund
Investment income:
Dividend income, unaffiliated issuers	$11,092 (1)	$—	$134,325	$—	$—
Dividend income, affiliated issuers	—	33,872	9,128	5,275	43,112
Interest income	32,265	4,253,672	1,952,613	2,080,246	12,066,757
Securities lending income	—	—	21,359	47,379	—

Total income	43,357	4,287,544	2,117,425	2,132,900	12,109,869
Expenses:
Investment advisory fees (Note 5)	20,299	472,684	155,225	313,133	940,784
Shareholder service fees (Note 5)	3,645	75,097	88,324	67,750	568,750
Administrative fees (Note 5)	2,347	210,193	71,792	72,412	274,004
Portfolio accounting fees	17,370	106,637	43,827	37,794	128,739
Recordkeeping fees	5,020	10,819	29,480	31,986	61,939
Custodian fees (Note 5)	24,790	36,080	15,522	15,657	44,101
Registration fees	5,313	26,902	22,289	19,165	46,355
Professional fees	4,469	14,519	14,519	14,519	14,519
Printing and postage	753	3,150	3,855	5,352	11,220
Directors’ fees	2,652	8,854	8,854	8,854	8,854
Insurance premiums	63	1,827	757	1,052	2,431
Miscellaneous	1,255	5,020	4,352	4,351	4,783

Total expenses	87,976	971,782	458,796	592,025	2,106,479
Deduct (Note 5):
Expense waivers	(59,149)	(187,235)	(98,828)	(93,718)	(455,000)

Net expenses	28,827	784,547	359,968	498,307	1,651,479

Net investment income	14,530	3,502,997	1,757,457	1,634,593	10,458,390
Net realized and unrealized gain on investments, futures contracts and foreign currency:
Net realized gain (loss) on investment transactions	(889)	28,858	566,565	1,767,071	2,643,341
Net realized loss on foreign currency transactions	(18,399)	—	—	—	—
Net realized loss on futures contracts	—	—	—	—	(13,291)
Net change in unrealized appreciation on investments and foreign currency translation	368,835	592,321	1,054,258	1,536,690	20,956,592

Net realized and unrealized gain on investments, futures contracts and foreign currency	349,547	621,179	1,620,823	3,303,761	23,586,642

Change in net assets resulting from operations	$364,077	$4,124,176	$3,378,280	$4,938,354	$34,045,032

(1)	Net of foreign taxes withheld of $856.
(2)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Statements of Operations	BMO Funds

	Government Income Fund	TCH Corporate Income Fund	Aggregate Bond Fund	TCH Core Plus Bond Fund	Monegy High Yield Bond Fund (1)
Investment income:
Dividend income, unaffiliated issuers	$—	$—	$—	$—	$28,203
Dividend income, affiliated issuers	579	5,278	24,506	5,384	2,975
Interest income	3,443,257	2,298,284	7,067,367	2,566,555	492,014
Securities lending income	35,911	15,376	143,739	17,795	—

Total income	3,479,747	2,318,938	7,235,612	2,589,734	523,192
Expenses:
Investment advisory fees (Note 5)	486,191	122,782	980,454	150,259	46,021
Shareholder service fees (Note 5)	246,224	26,053	306,173	85,273	12,172
Administrative fees (Note 5)	112,409	45,429	217,564	55,596	8,514
Portfolio accounting fees	54,112	32,727	84,130	37,215	6,550
Recordkeeping fees	70,615	15,888	16,608	9,966	5,020
Custodian fees (Note 5)	24,280	9,822	36,952	12,021	1,841
Registration fees	20,289	19,062	20,305	14,853	5,316
Professional fees	14,519	14,519	14,519	14,519	4,469
Printing and postage	25,238	1,882	11,153	8,718	753
Directors’ fees	8,854	8,854	8,854	8,854	2,652
Insurance premiums	2,331	407	1,867	451	63
Miscellaneous	4,601	4,654	4,432	5,163	1,255

Total expenses	1,069,663	302,079	1,703,011	402,888	94,626
Deduct (Note 5):
Expense waivers	(154,927)	(6,252)	(48,204)	—	(22,626)

Net expenses	914,736	295,827	1,654,807	402,888	72,000

Net investment income	2,565,011	2,023,111	5,580,805	2,186,846	451,192
Net realized and unrealized gain on investments, futures contracts and foreign currency:
Net realized gain on investment transactions	3,211,405	1,871,191	8,584,217	1,360,882	20,895
Net realized gain on foreign currency transactions	—	—	—	—	10,013
Net realized loss on futures contracts	(91,341)	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translation	(1,861,166)	2,179,698	2,657,734	2,196,751	1,580,300

Net realized and unrealized gain on investments, futures contracts and foreign currency	1,258,898	4,050,889	11,241,951	3,557,633	1,611,208

Change in net assets resulting from operations	$3,823,909	$6,074,000	$16,822,756	$5,744,479	$2,062,400

(1)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Statements of Operations	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Investment income:
Dividend income, unaffiliated issuers	$—	$1,647	$183,453
Interest income	373,048	2,025,660	6,209,407

Total income	373,048	2,027,307	6,392,860
Expenses:
Investment advisory fees (Note 5)	513,542	860,612	2,501,465
Shareholder service fees (Note 5)	269,135	293,489	1,745,252	(1)
Administrative fees (Note 5)	85,205	142,835	578,244
Portfolio accounting fees	55,203	78,960	182,100
Recordkeeping fees	13,806	13,761	56,879
Custodian fees (Note 5)	38,109	55,462	186,675
Registration fees	30,218	32,904	52,999
Professional fees	14,519	14,519	14,519
Printing and postage	4,177	7,935	23,030
Directors’ fees	8,854	8,854	8,854
Insurance premiums	3,938	5,569	20,599
Distribution services fees (Note 5):
Advisor class of shares	—	—	57,929	(1)
Miscellaneous	12,482	8,702	23,651

Total expenses	1,049,188	1,523,602	5,452,196
Deduct (Note 5):
Expense waivers	(701,948)	(384,958)	(844,173)

Net expenses	347,240	1,138,644	4,608,023

Net investment income	25,808	888,663	1,784,837
Net realized and unrealized gain on investments:
Net realized gain on investment transactions	80	7,999	15,961

Net realized and unrealized gain on investments	80	7,999	15,961

Change in net assets resulting from operations	$25,888	$896,662	$1,800,798

(1)	Reflects $48,274 and $57,929 in Advisor class shareholder service fees and distribution services, respectively, for the period from September 1, 2011, to December 19, 2011 (termination of Advisor class of shares).

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Large-Cap Value Fund			Dividend Income Fund	Large-Cap Growth Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011		Six Months Ended February 29, 2012(2) (Unaudited)	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$960,928	$1,619,796		$207,011	$232,300	$8,335
Net realized gain (loss) on investments	24,205,235	11,834,219		83,803	21,583,132	19,594,301
Net realized gain (loss) on options	(25,232)	234,187		—	—	—
Net change in unrealized appreciation (depreciation) on investments	(8,690,386)	16,086,191		2,086,315	1,233,544	14,226,224

Change in net assets resulting from operations	16,450,545	29,774,393		2,377,129	23,048,976	33,828,860
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(641,720)	(458,966)		—	—	(53,021)
Advisor class of shares	—	(13,552	)(1)	—	—	—
Institutional class of shares	(913,476)	(591,867)		—	—	(368,521)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—		—	—	—
Institutional class of shares	—	—		—	—	—

Change in net assets resulting from distributions to shareholders	(1,555,196)	(1,064,385)		—	—	(421,542)
Capital stock transactions:
Proceeds from sale of shares	7,301,010	37,073,195		54,039,244	6,414,095	34,926,205
Net asset value of shares issued to shareholders in payment of distributions declared	1,341,305	899,058		—	—	357,848
Cost of shares redeemed	(23,876,711)	(87,743,359)		(423,675)	(35,884,941)	(41,404,671)
Redemption fees	6,608	5,536		—	5,812	3,420

Change in net assets resulting from capital stock transactions	(15,227,788)	(49,765,570)		53,615,569	(29,465,034)	(6,117,198)

Change in net assets	(332,439)	(21,055,562)		55,992,698	(6,416,058)	27,290,120
Net assets:
Beginning of period	146,722,434	167,777,996		—	184,106,444	156,816,324

End of period	$146,389,995	$146,722,434		$55,992,698	$177,690,386	$184,106,444

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$162,452	$756,720		$207,011	$232,300	$—

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).
(2)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.
(3)	Reflects operations for the period from March 1, 2011 (commencement of operations) to August 31, 2011.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Focus Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011(3)

$119,029	$205,588	$849,429	$1,553,345	$(470,511)	$(12,971)	$4,800	$(24,535)
(482,265)	176,511	5,773,056	21,248,266	14,566,681	31,682,442	(854,832)	(63,297)
—	—	(289,395)	—	—	—	—	—
6,944,682	798,857	18,994,577	15,413,330	20,734,211	12,375,207	3,369,660	(1,973,666)

6,581,446	1,180,956	25,327,667	38,214,941	34,830,381	44,044,678	2,519,628	(2,061,498)

(76,089)	(7,094)	(555,419)	(687,246)	—	—	—	—
—	—	—	—	—	—	—	—
(159,261)	(24,997)	(780,495)	(785,419)	—	—	—	—

(148,820)	—	—	—	—	—	—	—
(175,056)	—	—	—	—	—	—	—

(559,226)	(32,091)	(1,335,914)	(1,472,665)	—	—	—	—

3,177,950	65,196,216	11,744,618	58,081,551	12,825,794	79,829,949	4,182,533	31,152,617
557,714	32,065	1,118,439	1,240,397	—	—	—	—
(12,984,900)	(11,509,416)	(28,265,391)	(83,190,526)	(50,706,186)	(72,958,688)	(2,169,784)	(4,145,472)
1,686	9,868	5,233	17,089	9,988	6,420	838	—

(9,247,550)	53,728,733	(15,397,101)	(23,851,489)	(37,870,404)	6,877,681	2,013,587	27,007,145

(3,225,330)	54,877,598	8,594,652	12,890,787	(3,040,023)	50,922,359	4,533,215	24,945,647

54,877,598	—	239,633,745	226,742,958	254,449,943	203,527,584	24,945,647	—

$51,652,268	$54,877,598	$248,228,397	$239,633,745	$251,409,920	$254,449,943	$29,478,862	$24,945,647

$62,761	$179,082	$70,276	$556,761	$(470,511)	$—	$4,800	$—

Statements of Changes in Net Assets

	Small-Cap Growth Fund		Pyrford International Stock Fund	Lloyd George Emerging Markets Equity Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012(2) (Unaudited)	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(2,192,003)	$(4,033,559)	$228,947	$138,601	$551,325
Net realized gain (loss) on investments	24,524,772	58,291,035	(71,172)	4,419,454	5,080,692
Net realized loss on foreign currency contracts	—	—	(12,460)	(56,346)	(9,783)
Net realized loss on futures contracts	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translation	67,263,378	15,814,744	4,749,561	(4,516,397)	(2,863,093)

Change in net assets resulting from operations	89,596,147	70,072,220	4,894,876	(14,688)	2,759,141
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	(288,688)	(385,785)
Advisor class of shares	—	—	—	—	—
Institutional class of shares	—	—	—	(1,030,495)	(1,408,143)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(20,355,601)	—	—	(668,992)	(725,811)
Institutional class of shares	(11,467,857)	—	—	(2,108,739)	(2,475,979)

Change in net assets resulting from distributions to shareholders	(31,823,458)	—	—	(4,096,914)	(4,995,718)
Capital stock transactions:
Proceeds from sale of shares	80,388,626	332,975,783	97,332,702	15,100,522	13,317,808
Net asset value of shares issued to shareholders in payment of distributions declared	30,122,984	—	—	4,049,326	4,895,749
Cost of shares redeemed	(100,450,310)	(225,813,864)	(1,320,614)	(4,543,917)	(27,553,764)
Redemption fees	85,685	75,634	798	683	670

Change in net assets resulting from capital stock transactions	10,146,985	107,237,553	96,012,886	14,606,614	(9,339,537)

Change in net assets	67,919,674	177,309,773	100,907,762	10,495,012	(11,576,114)
Net assets:
Beginning of period	528,855,175	351,545,402	—	48,917,121	60,493,235

End of period	$596,774,849	$528,855,175	$100,907,762	$59,412,133	$48,917,121

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(2,192,003)	$—	$228,947	$(891,180)	$289,402

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).
(2)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford Global Strategic Return Fund	Ultra Short Tax-Free Fund		Short-Term Income Fund			Short-Intermediate Bond Fund
Six Months Ended February 29, 2012(2) (Unaudited)	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011

$14,530	$3,502,997	$5,523,704	$1,757,457	$3,468,750		$1,634,593	$3,238,693
(889)	28,858	139,649	566,565	22,595		1,767,071	797,285
(18,399)	—	—	—	—		—	—
—	—	(15,629)	—	—		—	—

368,835	592,321	(606,557)	1,054,258	(231,536)		1,536,690	2,546,877

364,077	4,124,176	5,041,167	3,378,280	3,259,809		4,938,354	6,582,855

—	(379,131)	(678,289)	(774,828)	(1,351,289)		(552,892)	(997,738)
—	—	—	—	(26,818	)(1)	—	(20,354	)(1)
—	(3,123,866)	(4,845,415)	(1,029,009)	(1,704,534)		(1,174,531)	(2,077,200)

—	(1,151)	(7,189)	—	—		—	—
—	(8,393)	(43,559)	—	—		—	—

—	(3,512,541)	(5,574,452)	(1,803,837)	(3,082,641)		(1,727,423)	(3,095,292)

19,986,957	217,644,354	359,594,924	29,268,376	85,224,333		13,429,555	25,844,448
—	810,336	1,408,135	1,055,104	1,700,975		1,288,588	2,275,372
(121,876)	(96,714,735)	(243,246,122)	(21,149,371)	(64,700,039)		(14,296,875)	(54,827,581)
10	49,843	77,070	29,152	30,809		3,625	15,010

19,865,091	121,789,798	117,834,007	9,203,261	22,256,078		424,893	(26,692,751)

20,229,168	122,401,433	117,300,722	10,777,704	22,433,246		3,635,824	(23,205,188)

—	423,609,364	306,308,642	151,473,477	129,040,231		156,757,713	179,962,901

$20,229,168	$546,010,797	$423,609,364	$162,251,181	$151,473,477		$160,393,537	$156,757,713

$14,530	$(1,555)	$(1,555)	$86,395	$132,775		$77,462	$170,292

Statements of Changes in Net Assets

	Intermediate Tax-Free Fund			Government Income Fund			TCH Corporate Income Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (decrease) in net assets
Operations:
Net investment income	$10,458,390	$15,768,406		$2,565,011	$6,571,022		$2,023,111	$3,140,025
Net realized gain on investments	2,643,341	829,116		3,211,405	12,898,480		1,871,191	1,030,668
Net realized gain on foreign currency contracts	—	—		—	—		—	—
Net realized loss on futures contracts	(13,291)	(735,137)		(91,341)	—		—	—
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translation	20,956,592	(3,477,646)		(1,861,166)	(7,005,354)		2,179,698	(6,844)

Change in net assets resulting from operations	34,045,032	12,384,739		3,823,909	12,464,148		6,074,000	4,163,849
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(7,480,798)	(12,251,828)		(2,670,553)	(4,716,937)		(436,301)	(719,639)
Advisor class of shares	—	—		—	(28,678	)(1)	—	(19,418	)(1)
Institutional class of shares	(2,977,592)	(3,516,578	)(3)	(684,014)	(1,778,797)		(1,703,657)	(2,549,966)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(369,197)	(1,224,322)		(8,279,241)	(7,440,967)		(193,242)	(445,673)
Institutional class of shares	(143,741)	—		(1,873,815)	(3,211,556)		(749,692)	(1,180,761)

Change in net assets resulting from distributions to shareholders	(10,971,328)	(16,992,728)		(13,507,623)	(17,176,935)		(3,082,892)	(4,915,457)
Capital stock transactions:
Proceeds from sale of shares	233,397,332	479,393,400		18,215,481	39,580,323		22,583,739	34,962,292
Net asset value of shares issued to shareholders in payment of distributions declared	6,691,271	9,959,035		11,788,557	14,673,268		2,563,548	4,378,777
Cost of shares redeemed	(58,483,013)	(356,127,826)		(46,694,557)	(191,452,462)		(7,268,608)	(14,545,981)
Redemption fees	37,136	67,889		9,716	19,993		7,703	16,675

Change in net assets resulting from capital stock transactions	181,642,726	133,292,498		(16,680,803)	(137,178,878)		17,886,382	24,811,763

Change in net assets	204,716,430	128,684,509		(26,364,517)	(141,891,665)		20,877,490	24,060,155
Net assets:
Beginning of period	551,488,897	422,804,388		251,764,897	393,656,562		93,805,104	69,744,949

End of period	$756,205,327	$551,488,897		$225,400,380	$251,764,897		$114,682,594	$93,805,104

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$182,492	$182,492		$(624,197)	$165,359		$(119,119)	$(2,272)

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).
(2)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.
(3)	Reflects operations for the period from December 28, 2010 (commencement of operations) to August 31, 2011.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Aggregate Bond Fund			TCH Core Plus Bond Fund		Monegy High Yield Bond Fund	Government Money Market Fund
Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012(2) (Unaudited)	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011

$5,580,805	$7,957,676		$2,186,846	$3,559,830	$451,192	$25,808	$149,314
8,584,217	9,301,817		1,360,882	1,078,917	20,895	80	94
—	—		—	—	10,013	—	—
—	—		—	—	—	—	—

2,657,734	628,060		2,196,751	676,663	1,580,300	—	—

16,822,756	17,887,553		5,744,479	5,315,410	2,062,400	25,888	149,408

(2,789,073)	(3,392,388)		(1,297,653)	(1,955,431)	(242,441)	(10,789)	(22,849)
—	(10,348	)(1)	—	—	—	—	—
(3,097,816)	(4,439,397)		(1,052,149)	(1,760,085)	(218,764)	(15,019)	(126,465)

(5,736,192)	(6,037,464)		(484,032)	(817,182)	—	—	(30)
(5,647,146)	(7,148,125)		(357,603)	(776,479)	—	—	(64)

(17,270,227)	(21,027,722)		(3,191,437)	(5,309,177)	(461,205)	(25,808)	(149,408)

82,657,817	212,334,484		37,925,592	42,758,412	68,483,350	1,672,167,285	5,110,711,968

16,332,161	19,576,144		3,077,127	5,110,252	439,711	6,912	40,352
(31,805,502)	(74,618,787)		(5,985,435)	(13,986,481)	(353,599)	(1,679,468,484)	(5,277,980,800)
30,858	5,002		3,699	3,680	—	—	—

67,215,334	157,296,843		35,020,983	33,885,863	68,569,462	(7,294,287)	(167,228,480)

66,767,863	154,156,674		37,574,025	33,892,096	70,170,657	(7,294,207)	(167,228,480)

469,392,226	315,235,552		109,518,632	75,626,536	—	500,409,205	667,637,685

$536,160,089	$469,392,226		$147,092,657	$109,518,632	$70,170,657	$493,114,998	$500,409,205

$(294,514)	$11,570		$(165,229)	$(2,273)	$(10,013)	$—	$—

Statements of Changes in Net Assets	BMO Funds

	Tax-Free Money Market Fund		Prime Money Market Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
Increase (decrease) in net assets
Operations:
Net investment income	$888,663	$2,161,718	$1,784,837		$4,265,991
Net realized gain on investments	7,999	104,695	15,961		163,048

Change in net assets resulting from operations	896,662	2,266,413	1,800,798		4,429,039
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(39,743)	(159,815)	(59,237)		(165,239)
Advisor class of shares	—	—	(784	)(1)	(6,517)
Institutional class of shares	(848,920)	(2,001,903)	(1,770,928)		(4,094,235)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(1,902)	(31,369)	(62,223)		—
Advisor class of shares	—	—	(1,577	)(1)	—
Institutional class of shares	(5,302)	(73,326)	(93,833)		—

Change in net assets resulting from distributions to shareholders	(895,867)	(2,266,413)	(1,988,582)		(4,265,991)
Capital stock transactions:
Proceeds from sale of shares	1,275,404,266	2,331,341,990	4,928,903,872		12,983,614,054
Net asset value of shares issued to shareholders in payment of distributions declared	100,684	268,014	237,256		716,309
Cost of shares redeemed	(1,238,141,551)	(2,380,977,415)	(5,181,415,208)		(12,910,474,846)

Change in net assets resulting from capital stock transactions	37,363,399	(49,367,411)	(252,274,080)		73,855,517

Change in net assets	37,364,194	(49,367,411)	(252,461,864)		74,018,565
Net assets:
Beginning of period	857,767,832	907,135,243	3,631,905,156		3,557,886,591

End of period	$895,132,026	$857,767,832	$3,379,443,292		$3,631,905,156

Undistributed net investment income included in net assets at end of period	$53	$53	$—		$46,112

(1)	Reflects operations for the period from September 1, 2011 to December 19, 2011 (termination of Advisor class of shares).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)				Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)	Expense waiver(2)		Net investment income (loss)(2)
Large-Cap Value Fund
2012(3)(14)	$10.62	$0.07	$1.21	$1.28	$(0.10)	$—	$(0.10)	$11.80	12.14%	1.24%	0.06%		1.22%	$73,678	90%
2011(3)	9.27	0.09	1.31	1.40	(0.05)	—	(0.05)	10.62	15.15	1.24	0.05		0.78	67,845	55
2010(3)	9.42	0.09	(0.12)	(0.03)	(0.12)	—	(0.12)	9.27	(0.42)	1.27	0.06		0.85	73,579	82
2009(3)	12.07	0.16	(2.64)	(2.48)	(0.17)	(0.00)	(0.17)	9.42	(20.50)	1.33	—		1.80	80,537	73
2008(3)	14.30	0.18	(1.58)	(1.40)	(0.14)	(0.69)	(0.83)	12.07	(10.48)	1.24	—		1.11	103,979	40
2007(3)	13.94	0.18	1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01		1.26	329,192	43
Dividend Income Fund
2012(3)(12)	10.00	0.03	0.45	0.48	—	—	—	10.48	4.80	0.90	0.27		2.38	19,828	12
Large-Cap Growth Fund
2012(3)(14)	11.97	0.01	1.65	1.66	—	—	—	13.63	13.87	1.24	0.04		0.13	89,034	122
2011(3)	9.90	(0.02)	2.10	2.08	(0.01)	—	(0.01)	11.97	20.99	1.24	0.05		(0.14)	80,508	113
2010(3)	9.64	(0.01)	0.29	0.28	(0.02)	—	(0.02)	9.90	2.94	1.28	0.07		(0.07)	60,125	121
2009(3)	11.82	0.03	(2.20)	(2.17)	(0.01)	—	(0.01)	9.64	(18.34)	1.39	—		0.38	55,665	142
2008(3)	13.73	(0.03)	(0.73)	(0.76)	(0.01)	(1.14)	(1.15)	11.82	(6.62)	1.27	—		(0.10)	74,507	122
2007(3)	12.16	0.01	1.99	2.00	0.00	(0.43)	(0.43)	13.73	16.68	1.27	0.01		0.09	246,811	75
Large-Cap Focus Fund
2012(3)(14)	11.16	0.02	1.50	1.52	(0.03)	(0.07)	(0.10)	12.58	13.72	0.90	0.25		0.32	24,478	16
2011(3)(10)	10.00	0.03	1.14	1.17	(0.01)	—	(0.01)	11.16	11.65	0.90	0.32		0.26	24,253	82
Mid-Cap Value Fund
2012(3)(14)	11.93	0.02	1.30	1.32	(0.05)	—	(0.05)	13.20	11.13	1.23	0.02		0.62	136,816	19
2011(3)	10.30	0.06	1.63	1.69	(0.06)	—	(0.06)	11.93	16.35	1.24	0.02		0.47	131,209	37
2010(3)	9.63	0.04	0.69	0.73	(0.06)	—	(0.06)	10.30	7.62	1.27	0.04		0.38	121,288	58
2009(3)	12.15	0.06	(2.01)	(1.95)	(0.02)	(0.55)	(0.57)	9.63	(14.74)	1.37	—		0.64	122,051	63
2008(3)	15.63	0.06	(1.49)	(1.43)	(0.06)	(1.99)	(2.05)	12.15	(10.27)	1.24	—		0.35	166,722	41
2007(3)	15.08	0.06	1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01		0.37	572,444	62
Mid-Cap Growth Fund
2012(3)(14)	17.78	(0.05)	2.76	2.71	—	—	—	20.49	15.24	1.23	0.00	(6)	(0.54)	97,551	37
2011(3)	14.42	(0.04)	3.40	3.36	—	—	—	17.78	23.30	1.23	0.00	(6)	(0.21)	92,911	79
2010(3)	12.62	(0.08)	1.88	1.80	—	—	—	14.42	14.26	1.26	0.04		(0.58)	63,584	133
2009(3)	17.10	(0.01)	(3.87)	(3.88)	—	(0.60)	(0.60)	12.62	(21.96)	1.35	—		(0.07)	53,443	224
2008(3)	17.46	(0.30)	(0.06)	(0.36)	—	—	—	17.10	(2.06)	1.26	—		(0.58)	71,086	186
2007(3)	14.43	(0.10)	3.13	3.03	—	—	—	17.46	21.00	1.27	0.01		(0.61)	222,095	169
Small-Cap Value Fund
2012(3)(14)	9.25	0.00	0.87	0.87	—	—	—	10.12	9.41	1.24	0.51		0.01	25,091	26
2011(3)(11)	10.00	(0.01)	(0.74)	(0.75)	—	—	—	9.25	(7.50)	1.24	0.57		(0.21)	22,132	21
Small-Cap Growth Fund
2012(3)(14)	17.49	(0.08)	3.05	2.97	—	(1.11)	(1.11)	19.35	17.67	1.43	0.02		(0.92)	381,282	52
2011(3)	14.03	(0.14)	3.60	3.46	—	—	—	17.49	24.66	1.44	0.02		(0.90)	335,200	101
2010(3)	11.92	(0.15)	2.26	2.11	—	—	—	14.03	17.70	1.47	0.07		(1.18)	163,225	153
2009(3)	14.19	(0.02)	(2.25)	(2.27)	—	—	—	11.92	(16.00)	1.60	—		(0.18)	102,186	233
2008(3)	19.01	(0.22)	(1.27)	(1.49)	—	(3.33)	(3.33)	14.19	(10.37)	1.51	—		(0.92)	144,938	174
2007(3)	16.44	(0.15)	4.05	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01		(0.91)	255,894	176
Pyrford International Stock Fund
2012(3)(12)	10.00	0.02	0.51	0.53	—	—	—	10.53	5.30	1.24	0.31		1.40	36,129	2

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)			Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)	Expense waiver(2)	Net investment income (loss)(2)
Lloyd George Emerging Markets Equity Fund
2012(3)(14)	$15.81	$0.14	$(0.59)	$(0.45)	$(0.40)	$(0.92)	$(1.32)	$14.04	(2.40)%	1.46%	0.82%	0.43%	$16,136	84%
2011(3)	16.17	0.08	0.86	0.94	(0.45)	(0.85)	(1.30)	15.81	5.08	1.50	0.37	0.67	11,753	34
2010(3)	14.45	0.03	2.37	2.40	(0.16)	(0.52)	(0.68)	16.17	16.63	1.50	0.51	0.28	12,856	30
2009(3)(8)	10.00	0.08	4.38	4.46	(0.01)	—	(0.01)	14.45	44.61	1.50	1.27	1.52	6,691	58
Pyrford Global Strategic Return Fund
2012(3)(12)	10.00	0.01	0.20	0.21	—	—	—	10.21	2.10	1.24	2.12	0.49	10,985	1
Ultra Short Tax-Free Fund
2012(3)(14)	10.06	0.06	0.01	0.07	(0.06)	(0.00)	(0.06)	10.07	0.73	0.55	0.08	1.26	73,989	80
2011(3)	10.07	0.14	(0.01)	0.13	(0.14)	—	(0.14)	10.06	1.33	0.55	0.10	1.41	55,069	148
2010(3)(9)	10.00	0.11	0.07	0.18	(0.11)	—	(0.11)	10.07	1.82	0.55	0.16	1.25	33,189	83
Short-Term Income Fund
2012(3)(14)	9.32	0.10	0.09	0.19	(0.10)	—	(0.10)	9.41	2.07	0.60	0.13	2.13	78,782	39
2011(3)	9.30	0.25	(0.00)	0.25	(0.23)	—	(0.23)	9.32	2.59	0.60	0.18	2.65	64,882	114
2010(3)	8.97	0.27	0.32	0.59	(0.26)	—	(0.26)	9.30	6.61	0.60	0.20	2.95	52,353	50
2009(3)	8.92	0.36	0.04	0.40	(0.35)	—	(0.35)	8.97	4.77	0.60	0.27	4.11	29,403	49
2008(3)	9.02	0.41	(0.11)	0.30	(0.40)	—	(0.40)	8.92	3.38	0.60	0.20	4.48	28,232	47
2007(3)	9.00	0.38	0.04	0.42	(0.40)	—	(0.40)	9.02	4.78	0.58	0.52	4.28	75,677	52
Short-Intermediate Bond Fund
2012(3)(14)	10.13	0.10	0.21	0.31	(0.10)	—	(0.10)	10.34	3.11	0.80	0.12	1.92	53,368	106
2011(3)	9.90	0.18	0.22	0.40	(0.17)	—	(0.17)	10.13	4.07	0.80	0.13	1.78	54,028	445
2010(3)	9.00	0.23	0.86	1.09	(0.19)	—	(0.19)	9.90	12.25	0.80	0.14	2.43	65,383	373
2009(3)	8.91	0.46	0.09	0.55	(0.46)	—	(0.46)	9.00	7.05	0.80	0.14	5.64	59,653	360
2008(3)	9.16	0.44	(0.26)	0.18	(0.43)	—	(0.43)	8.91	1.91	0.80	0.06	4.69	95,322	293
2007(3)	9.23	0.43	(0.08)	0.35	(0.42)	—	(0.42)	9.16	3.86	0.75	0.26	4.56	359,507	421
Intermediate Tax-Free Fund
2012(3)(14)	10.75	0.18	0.39	0.57	(0.18)	(0.01)	(0.19)	11.13	5.32	0.53	0.20	3.28	558,891	26
2011(3)	10.87	0.36	(0.09)	0.27	(0.36)	(0.03)	(0.39)	10.75	2.65	0.55	0.33	3.44	385,220	59
2010(3)	10.28	0.38	0.61	0.99	(0.38)	(0.02)	(0.40)	10.87	9.78	0.55	0.53	3.58	422,804	45
2009(3)	10.21	0.41	0.19	0.60	(0.41)	(0.12)	(0.53)	10.28	6.21	0.55	0.58	4.14	141,961	92
2008(3)	9.93	0.39	0.28	0.67	(0.39)	—	(0.39)	10.21	6.84	0.55	0.58	3.84	89,772	196
2007(3)	10.03	0.36	(0.10)	0.26	(0.36)	—	(0.36)	9.93	2.59	0.60	0.53	3.56	82,037	48
Government Income Fund
2012(3)(14)	10.04	0.10	0.06	0.16	(0.14)	(0.40)	(0.54)	9.66	1.62	0.80	0.13	2.06	181,106	196
2011(3)	10.09	0.21	0.25	0.46	(0.21)	(0.30)	(0.51)	10.04	4.72	0.80	0.13	2.08	204,664	717
2010(3)	9.49	0.32	0.57	0.89	(0.29)	—	(0.29)	10.09	9.49	0.80	0.11	3.24	274,660	383
2009(3)	9.38	0.45	0.36	0.81	(0.44)	(0.26)	(0.70)	9.49	9.26	0.80	0.10	4.96	296,190	360
2008(3)	9.44	0.45	(0.07)	0.38	(0.44)	—	(0.44)	9.38	4.01	0.80	0.06	4.68	367,555	284
2007(3)	9.42	0.42	0.02	0.44	(0.42)	—	(0.42)	9.44	4.71	0.89	0.29	4.44	550,614	686
TCH Corporate Income Fund
2012(3)(14)	12.36	0.25	0.49	0.74	(0.26)	(0.12)	(0.38)	12.72	6.08	0.80	0.01	3.92	33,367	44
2011(3)	12.48	0.48	0.19	0.67	(0.51)	(0.28)	(0.79)	12.36	5.60	0.80	0.08	3.95	17,542	48
2010(3)	11.57	0.50	1.00	1.50	(0.52)	(0.07)	(0.59)	12.48	13.28	0.80	0.30	4.01	15,546	80
2009(3)(8)	10.00	0.34	1.57	1.91	(0.34)	—	(0.34)	11.57	19.44	0.80	1.04	5.07	5,570	38

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)		Ratios to Average Net Assets(5)					Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
											Net Expenses(2)		Expense waiver(2)		Net investment income (loss)(2)
Aggregate Bond Fund
2012(3)(14)	$10.98	$0.12	$0.23	$0.35	$(0.12)	$(0.26)	$(0.38)	$10.95	3.28%		0.80%		0.02%		2.15%	$272,151	136%
2011(3)	11.14	0.21	0.23	0.44	(0.20)	(0.40)	(0.60)	10.98	4.24		0.80		0.04		1.93	229,245	586
2010(3)	10.19	0.29	0.94	1.23	(0.28)	—	(0.28)	11.14	12.25		0.80		0.09		2.73	133,878	449
2009(3)	10.01	0.50	0.48	0.98	(0.48)	(0.32)	(0.80)	10.19	11.12		0.80		0.12		5.40	76,892	445
2008(3)	10.10	0.47	(0.04)	0.43	(0.46)	(0.06)	(0.52)	10.01	4.32		0.80		0.08		4.64	79,471	333
2007(3)(7)	10.00	0.11	0.10	0.21	(0.11)	—	(0.11)	10.10	2.11		0.80		0.14		4.38	59,013	129
TCH Core Plus Bond Fund
2012(3)(14)	11.41	0.20	0.30	0.50	(0.22)	(0.08)	(0.30)	11.61	4.47		0.78		—		3.53	83,331	35
2011(3)	11.44	0.46	0.22	0.68	(0.48)	(0.23)	(0.71)	11.41	6.18		0.80		0.04		4.03	62,121	48
2010(3)	10.81	0.40	0.68	1.08	(0.44)	(0.01)	(0.45)	11.44	10.19		0.80		0.17		3.58	39,776	72
2009(3)(8)	10.00	0.25	0.82	1.07	(0.26)	—	(0.26)	10.81	10.83		0.80		0.32		4.02	21,057	26
Monegy High Yield Bond Fund
2012(3)(12)	10.00	0.07	0.26	0.33	(0.07)	—	(0.07)	10.26	3.34		0.90		0.25		4.79	37,620	2
Government Money Market Fund
2012(14)	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.00	(6)	0.13		0.42		0.01	146,970	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01		0.21		0.34		0.01	256,327	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01		0.28		0.26		0.01	353,637	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56		0.47	(13)	0.08		0.53	476,685	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.19		0.45		0.10		2.91	309,487	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.99		0.45		0.13		4.88	199,797	—
Tax-Free Money Market Fund
2012(14)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02		0.44		0.10		0.03	244,767	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.07		0.44		0.10		0.06	243,833	—
2010	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.30		0.45		0.09		0.29	299,374	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.42		0.48	(13)	0.08		1.40	389,143	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.57		0.45		0.09		2.48	424,211	—
2007	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.33		0.45		0.13		3.28	308,414	—
Prime Money Market Fund
2012(14)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01		0.36		0.10		0.01	1,381,198	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01		0.38		0.08		0.01	1,401,557	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04		0.41		0.05		0.04	1,412,771	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.15		0.49	(13)	0.00	(6)	1.16	2,240,416	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.65		0.45		0.01		3.65	2,524,244	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.06		0.45		0.02		4.95	2,753,457	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(8)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.
(9)	Reflects operations for the period from October 1, 2009 (commencement of operations) to August 31, 2010.
(10)	Reflects operations for the period from September 1, 2010 (commencement of operations) to August 31, 2011.
(11)	Reflects operations for the period from March 1, 2011 (commencement of operations) to August 31, 2011.
(12)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.
(13)	Participation fees for the Treasury's Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(14)	For the six months ended February 29, 2012 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets (5)				Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)	Expense waiver(2)		Net investment income (loss) (2)
Large-Cap Value Fund
2012(3)(16)	$10.65	$0.08	$1.20	$1.28	$(0.13)	$—	$(0.13)	$11.80	12.14%	0.99%	0.06%		1.47%	$72,712	90%
2011(3)	9.28	0.11	1.32	1.43	(0.06)	—	(0.06)	10.65	15.47	0.99	0.05		1.03	78,877	55
2010(3)	9.43	0.11	(0.11)	0.00	(0.15)	—	(0.15)	9.28	(0.14)	1.02	0.06		1.09	88,269	82
2009(3)	12.07	0.19	(2.64)	(2.45)	(0.19)	(0.00)	(0.19)	9.43	(20.27)	1.08	—		2.04	104,984	73
2008(3)(8)	12.99	0.10	(0.95)	(0.85)	(0.07)	—	(0.07)	12.07	(6.57)	1.00	—		1.54	152,572	40
Dividend Income Fund
2012(3)(14)	10.00	0.04	0.45	0.49	—	—	—	10.49	4.90	0.65	0.27		2.56	36,165	12
Large-Cap Growth Fund
2012(3)(16)	12.02	0.03	1.65	1.68	—	—	—	13.70	13.98	0.99	0.04		0.37	88,656	122
2011(3)	9.94	0.01	2.11	2.12	(0.04)	—	(0.04)	12.02	21.33	0.99	0.05		0.11	103,598	113
2010(3)	9.67	0.02	0.29	0.31	(0.04)	—	(0.04)	9.94	3.17	1.03	0.07		0.18	91,433	121
2009(3)	11.84	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	9.67	(18.16)	1.14	—		0.62	100,612	142
2008(3)(8)	11.97	0.01	(0.14)	(0.13)	—	—	—	11.84	(1.09)	1.03	—		0.30	149,952	122
Large-Cap Focus Fund
2012(3)(16)	11.19	0.04	1.50	1.54	(0.06)	(0.07)	(0.13)	12.60	13.85	0.65	0.25		0.57	27,174	16
2011(3)(11)	10.00	0.06	1.14	1.20	(0.01)	—	(0.01)	11.19	12.01	0.65	0.32		0.47	30,625	82
Mid-Cap Value Fund
2012(3)(16)	11.93	0.08	1.26	1.34	(0.09)	—	(0.09)	13.18	11.29	0.98	0.02		0.87	111,412	19
2011(3)	10.29	0.09	1.63	1.72	(0.08)	—	(0.08)	11.93	16.72	0.99	0.02		0.71	108,425	37
2010(3)	9.63	0.06	0.69	0.75	(0.09)	—	(0.09)	10.29	7.83	1.02	0.04		0.63	99,329	58
2009(3)	12.17	0.07	(2.01)	(1.94)	(0.05)	(0.55)	(0.60)	9.63	(14.59)	1.12	—		0.90	91,115	63
2008(3)(8)	12.55	0.04	(0.42)	(0.38)	—	—	—	12.17	(3.03)	1.02	—		0.59	99,009	41
Mid-Cap Growth Fund
2012(3)(16)	17.93	(0.03)	2.78	2.75	—	—	—	20.68	15.34	0.98	0.00	(6)	(0.29)	153,859	37
2011(3)	14.50	0.02	3.41	3.43	—	—	—	17.93	23.66	0.98	0.00	(6)	0.10	161,539	79
2010(3)	12.68	(0.05)	1.89	1.84	(0.02)	—	(0.02)	14.50	14.49	1.01	0.04		(0.33)	136,392	133
2009(3)	17.14	0.02	(3.88)	(3.86)	—	(0.60)	(0.60)	12.68	(21.79)	1.10	—		0.18	135,858	224
2008(3)(8)	17.09	(0.01)	0.06	0.05	—	—	—	17.14	0.29	1.01	—		(0.19)	171,529	186
Small-Cap Value Fund
2012(3)(16)	9.26	0.01	0.87	0.88	—	—	—	10.14	9.50	0.99	0.51		0.20	4,388	26
2011(3)(13)	10.00	0.00	(0.74)	(0.74)	—	—	—	9.26	(7.40)	0.99	0.57		0.04	2,814	21
Small-Cap Growth Fund
2012(3)(16)	17.65	(0.06)	3.07	3.01	—	(1.11)	(1.11)	19.55	17.74	1.18	0.02		(0.67)	215,493	52
2011(3)	14.12	(0.11)	3.64	3.53	—	—	—	17.65	25.00	1.19	0.02		(0.56)	193,655	101
2010(3)	11.97	(0.12)	2.27	2.15	—	—	—	14.12	17.96	1.22	0.07		(0.93)	169,036	153
2009(3)	14.22	0.01	(2.26)	(2.25)	—	—	—	11.97	(15.82)	1.35	—		0.05	127,901	233
2008(3)(8)	14.73	(0.03)	(0.48)	(0.51)	—	—	—	14.22	(3.46)	1.27	—		(0.49)	134,623	174
Pyrford International Stock Fund
2012(3)(14)	10.00	0.02	0.51	0.53	—	—	—	10.53	5.30	0.99	0.31		1.56	64,779	2
Lloyd George Emerging Markets Equity Fund
2012(3)(16)	15.86	0.13	(0.57)	(0.44)	(0.45)	(0.92)	(1.37)	14.05	(2.29)	1.21	0.84		0.64	43,276	84
2011(3)	16.21	0.09	0.90	0.99	(0.49)	(0.85)	(1.34)	15.86	5.32	1.25	0.36		0.85	37,164	34
2010(3)	14.47	0.09	2.35	2.44	(0.18)	(0.52)	(0.70)	16.21	16.88	1.25	0.51		0.53	46,996	30
2009(3)(9)	10.00	0.09	4.39	4.48	(0.01)	—	(0.01)	14.47	44.82	1.25	1.27		1.54	39,054	58
Pyrford Global Strategic Return Fund
2012(3)(14)	10.00	0.01	0.20	0.21	—	—	—	10.21	2.10	0.99	2.60		0.68	9,244	1

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)	Expense waiver(2)	Net investment income (loss) (2)
Ultra Short Tax-Free Fund
2012(3)(16)	$10.06	$0.08	$0.01	$0.09	$(0.08)	$(0.00)	$(0.08)	$10.07	0.86%	0.30%	0.08%	1.51%	$472,022	80%
2011(3)	10.07	0.17	(0.01)	0.16	(0.17)	—	(0.17)	10.06	1.58	0.30	0.10	1.64	368,540	148
2010(3)(10)	10.00	0.13	0.07	0.20	(0.13)	—	(0.13)	10.07	2.05	0.30	0.16	1.52	273,120	83
Short-Term Income Fund
2012(3)(16)	9.32	0.11	0.09	0.20	(0.11)	—	(0.11)	9.41	2.19	0.35	0.13	2.38	83,469	39
2011(3)	9.31	0.26	(0.01)	0.25	(0.24)	—	(0.24)	9.32	2.73	0.35	0.17	2.93	86,591	114
2010(3)	8.98	0.29	0.32	0.61	(0.28)	—	(0.28)	9.31	6.87	0.35	0.20	3.19	72,686	50
2009(3)	8.93	0.38	0.04	0.42	(0.37)	—	(0.37)	8.98	5.03	0.35	0.27	4.47	66,039	49
2008(3)	9.02	0.43	(0.09)	0.34	(0.43)	—	(0.43)	8.93	3.76	0.35	0.20	4.69	72,928	47
2007(3)(7)	9.02	0.11	0.00	0.11	(0.11)	—	(0.11)	9.02	1.20	0.35	0.23	4.65	41,186	52
Short-Intermediate Bond Fund
2012(3)(16)	10.12	0.11	0.22	0.33	(0.12)	—	(0.12)	10.33	3.24	0.55	0.12	2.18	107,026	106
2011(3)	9.90	0.20	0.21	0.41	(0.19)	—	(0.19)	10.12	4.22	0.55	0.13	2.03	102,730	445
2010(3)	8.99	0.26	0.87	1.13	(0.22)	—	(0.22)	9.90	12.65	0.55	0.14	2.69	109,776	373
2009(3)	8.90	0.48	0.09	0.57	(0.48)	—	(0.48)	8.99	7.32	0.55	0.14	5.89	118,546	360
2008(3)	9.16	0.45	(0.26)	0.19	(0.45)	—	(0.45)	8.90	2.05	0.55	0.06	4.94	200,110	293
2007(3)(7)	9.17	0.11	(0.01)	0.10	(0.11)	—	(0.11)	9.16	1.12	0.55	0.08	4.90	181,534	421
Intermediate Tax-Free Fund
2012(3)(16)	10.75	0.18	0.39	0.57	(0.18)	(0.01)	(0.19)	11.13	5.34	0.48	—	3.33	197,314	26
2011(3)(12)	10.37	0.25	0.38	0.63	(0.25)	—	(0.25)	10.75	6.17	0.50	0.06	3.54	166,269	59
Government Income Fund
2012(3)(16)	10.03	0.11	0.06	0.17	(0.15)	(0.40)	(0.55)	9.65	1.74	0.55	0.13	2.32	44,294	196
2011(3)	10.08	0.06	0.24	0.30	(0.05)	(0.30)	(0.35)	10.03	4.99	0.55	0.12	2.33	47,101	717
2010(3)	9.49	0.35	0.55	0.90	(0.31)	—	(0.31)	10.08	9.65	0.55	0.11	3.52	113,314	383
2009(3)	9.37	0.48	0.36	0.84	(0.46)	(0.26)	(0.72)	9.49	9.65	0.55	0.10	5.22	159,881	360
2008(3)	9.44	0.46	(0.07)	0.39	(0.46)	—	(0.46)	9.37	4.16	0.55	0.06	4.88	249,127	284
2007(3)(7)	9.41	0.11	0.03	0.14	(0.11)	—	(0.11)	9.44	1.54	0.55	0.13	4.87	141,305	686
TCH Corporate Income Fund
2012(3)(16)	12.35	0.26	0.49	0.75	(0.27)	(0.12)	(0.39)	12.71	6.22	0.55	0.01	4.16	81,316	44
2011(3)	12.48	0.53	0.16	0.69	(0.54)	(0.28)	(0.82)	12.35	5.77	0.55	0.06	4.20	76,263	48
2010(3)	11.57	0.53	0.99	1.52	(0.54)	(0.07)	(0.61)	12.48	13.56	0.55	0.30	4.13	52,317	80
2009(3)(9)	10.00	0.35	1.58	1.93	(0.36)	—	(0.36)	11.57	19.63	0.55	1.04	4.88	15,927	38
Aggregate Bond Fund
2012(3)(16)	10.97	0.13	0.25	0.38	(0.14)	(0.26)	(0.40)	10.95	3.50	0.55	0.02	2.40	264,009	136
2011(3)	11.13	0.23	0.24	0.47	(0.23)	(0.40)	(0.63)	10.97	4.50	0.55	0.04	2.18	240,147	586
2010(3)	10.19	0.32	0.93	1.25	(0.31)	—	(0.31)	11.13	12.43	0.55	0.09	3.03	178,962	449
2009(3)	10.01	0.52	0.48	1.00	(0.50)	(0.32)	(0.82)	10.19	11.40	0.55	0.12	5.66	150,309	445
2008(3)	10.10	0.50	(0.04)	0.46	(0.49)	(0.06)	(0.55)	10.01	4.58	0.55	0.08	4.87	222,380	333
2007(3)(7)	10.00	0.12	0.10	0.22	(0.12)	—	(0.12)	10.10	2.18	0.55	0.14	4.63	143,657	129
TCH Core Plus Bond Fund
2012(3)(16)	11.41	0.22	0.29	0.51	(0.23)	(0.08)	(0.31)	11.61	4.60	0.53	—	3.76	63,762	35
2011(3)	11.44	0.49	0.21	0.70	(0.50)	(0.23)	(0.73)	11.41	6.45	0.55	0.04	4.28	47,398	48
2010(3)	10.81	0.42	0.68	1.10	(0.46)	(0.01)	(0.47)	11.44	10.46	0.55	0.17	3.84	35,851	72
2009(3)(9)	10.00	0.26	0.83	1.09	(0.28)	—	(0.28)	10.81	11.04	0.55	0.32	3.73	33,067	26
Monegy High Yield Bond Fund
2012(3)(14)	10.00	0.08	0.26	0.34	(0.08)	—	(0.08)	10.26	3.38	0.65	0.25	5.00	32,551	2

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)		Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
											Net Expenses(2)		Expense waiver(2)		Net investment income (loss) (2)
Government Money Market Fund
2012(16)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.00	%(6)	0.13%		0.17%		0.01%	$346,145	—%
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04		0.17		0.13		0.04	244,082	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.09		0.20		0.09		0.09	314,001	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80		0.23	(15)	0.07		0.75	399,654	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.45		0.20		0.10		3.33	275,136	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.25		0.20		0.13		5.13	136,910	—
Tax-Free Money Market Fund
2012(16)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.14		0.20		0.09		0.27	650,365	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.31		0.20		0.08		0.30	613,935	—
2010	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.55		0.20		0.09		0.53	607,761	—
2009	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	1.68		0.23	(15)	0.08		1.62	596,180	—
2008	1.00	0.03	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.83		0.20		0.09		2.67	398,315	—
2007	1.00	0.04	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59		0.20		0.13		3.53	243,842	—
Prime Money Market Fund
2012(16)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.09		0.20		0.01		0.17	1,998,245	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.19		0.20		0.01		0.19	2,164,483	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.25		0.20		0.01		0.25	2,077,081	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40		0.24	(15)	0.00	(6)	1.32	3,024,018	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.91		0.20		0.01		3.69	3,101,260	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.33		0.20		0.02		5.20	2,080,429	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(8)	Reflects operations for the period from February 1, 2008 (commencement of operations) to August 31, 2008.
(9)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.
(10)	Reflects operations for the period from October 1, 2009 (commencement of operations) to August 31, 2010.
(11)	Reflects operations for the period from September 1, 2010 (commencement of operations) to August 31, 2011.
(12)	Reflects operations for the period from December 28, 2010 (commencement of operations) to August 31, 2011.
(13)	Reflects operations for the period from March 1, 2011 (commencement of operations) to August 31, 2011.
(14)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.
(15)	Participation fees for the Treasury's Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(16)	For the six months ended February 29, 2012 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

February 29, 2012 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 29, 2012, the Corporation consisted of twenty three diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor and Institutional classes of shares.

Portfolio Name	Investment Objective
BMO Large-Cap Value Fund (“Large-Cap Value Fund”)	To provide capital appreciation and above-average dividend income.
BMO Dividend Income Fund (“Dividend Income Fund”)*	To provide capital appreciation and current income.
BMO Large-Cap Growth Fund (“Large-Cap Growth Fund”)	To provide capital appreciation.
BMO Large-Cap Focus Fund (“Large-Cap Focus Fund”)	To provide capital appreciation.
BMO Mid-Cap Value Fund (“Mid-Cap Value Fund”)	To provide capital appreciation.
BMO Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	To provide capital appreciation.
BMO Small-Cap Value Fund (“Small-Cap Value Fund”)	To provide capital appreciation.
BMO Small-Cap Growth Fund (“Small-Cap Growth Fund”)	To provide capital appreciation.
BMO Pyrford International Stock Fund (“Pyrford International Stock Fund”)*	To provide capital appreciation.
BMO Lloyd George Emerging Markets Equity Fund (“Lloyd George Emerging Markets Equity Fund”)	To provide capital appreciation.
BMO Pyrford Global Strategic Return Fund (“Pyrford Global Strategic Return Fund”)*	To maximize total return.
BMO Ultra Short Tax-Free Fund (“Ultra Short Tax-Free Fund”)	To provide current income exempt from federal income tax consistent with the preservation of capital.
BMO Short-Term Income Fund (“Short-Term Income Fund”)	To maximize total return consistent with current income.
BMO Short-Intermediate Bond Fund (“Short-Intermediate Bond Fund”)	To maximize total return consistent with current income.
BMO Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)	To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
BMO Government Income Fund (“Government Income Fund”)	To provide current income.
BMOTCH Corporate Income Fund (“TCH Corporate Income Fund”)	To maximize total return consistent with current income.
BMO Aggregate Bond Fund (“Aggregate Bond Fund”)	To maximize total return consistent with current income.
BMOTCH Core Plus Bond Fund (“TCH Core Plus Bond Fund”)	To maximize total return consistent with current income.
BMO Monegy High Yield Bond Fund (“Monegy High Yield Bond Fund”)*	To maximize total return consistent with current income.
BMO Government Money Market Fund (“Government Money Market Fund”)	To provide current income consistent with stability of principal.
BMO Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
BMO Prime Money Market Fund (“Prime Money Market Fund”)	To provide current income consistent with stability of principal.

*	Commenced operations on December 30, 2011.

M&I Investment Management Corporation (the “Adviser”) serves as the investment advisor to the Funds, and is a wholly-owned subsidiary of BMO Financial Group (“BMO”).

The Marshall International Stock Fund terminated operations and liquidated shares on December 29, 2011. As of December 29, 2011, the Fund’s shareholders retain the right to certain receivables pertaining to fair fund litigation settlements which remain pending. The shareholders of record on the termination date may receive subsequent distributions pertaining to these receivables upon collection.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts

Notes to Financial Statements (continued)

of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities which are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the Pyrford International Stock Fund, Lloyd George Emerging Markets Equity Fund and Pyrford Global Strategic Return Fund may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Funds’ adviser (or sub-advisers) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of net investment income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

BMO Funds

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended February 29, 2012, the Government Income Fund had an average of 12 short and 22 long treasury futures contracts outstanding. Enclosed in the Statements of Operations, the Intermediate Tax-Free Fund and Government Income Fund had $13,291 and $91,341 in net realized losses on treasury futures contracts, respectively, and $0 and $18,326 change in unrealized depreciation on treasury futures contracts, respectively, for the period ended February 29, 2012. At February 29, 2012, the following Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation (Depreciation)
Government Income Fund	June 2012	41	U.S. 5 Year Note	Long	$(10,414)
Government Income Fund	June 2012	25	U.S. 10 Year Note	Long	(7,912)

					$(18,326)

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

During the period ended February 29, 2012, the Large-Cap Value Fund had average written and purchased options outstanding of 67 contracts and 320 contracts, respectively while the Mid-Cap Value Fund had average purchased options outstanding of 400 contracts. Enclosed in the Statements of Operations, the Large-Cap Value Fund had $25,232 in net realized losses and $19,936 in net change on unrealized appreciation on all option contracts, while the Mid-Cap Value Fund had $289,395 in net realized losses on all option contracts for the period ended February 29, 2012.

The following is a summary of written option activity:

	Large-Cap Value Fund
Contracts	Number of Contracts	Premium
Outstanding @ 8/31/2011	200	$46,599
Options written	16	14,402
Options expired	(200)	(46,599)
Options exercised	(16)	(14,402)
Options closed	—	—

Outstanding @ 2/29/2012	—	$—

Notes to Financial Statements (continued)

At February 29, 2012, there were no outstanding written options.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended February 29, 2012, the Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund entered into 1, 2 and 1 short forward foreign currency exchange contracts, respectively. Enclosed in the Statements of Operations, the Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund had $0, $0 and $0 in net realized gains, respectively, and $346,930, $4,167 and $38,976 change in net unrealized depreciation, respectively, on forward foreign currency exchange contacts. At February 29, 2012, the following Funds had outstanding short foreign currency exchange contracts:

Pyrford International Stock Fund
		Contract Amount				Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy	Sell		Value		Counterparty
October 15, 2012	Australian Dollar (AUD)	$8,437,800	AUD	8,400,000	$8,784,730	$(346,930)	State Street Bank London

Pyrford Global Strategic Return Fund

		Contract Amount				Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy	Sell		Value		Counterparty
October 15, 2012	Australian Dollar (AUD)	$105,472	AUD	105,000	$109,809	$(4,337)	State Street Bank London
October 15, 2012	Australian Dollar (AUD)	$52,460	AUD	50,000	$52,290	$170	State Street Bank London

						$(4,167)

Monegy High Yield Bond Fund

		Contract Amount				Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy	Sell		Value		Counterparty
March 22, 2012	Euro (€)	$1,459,997		€1,125,000	$1,498,973	$(38,976)	Canadian Imperial Bank of Commerce (CIBC)

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

BMO Funds

Additional information on each illiquid restricted security held by the Funds at February 29, 2012 is as follows:

Fund	Security	Acquisition Date	Acquisition Cost	Value
Prime Money Market Fund	Metropolitan Life Insurance Co.(1)	5/3/2004	$65,000,000	$65,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.(1)	2/1/2010	50,000,000	50,000,000

(1)	Security represents a quarterly floating rate funding agreement with a 90 day put feature whose maturity is extendable per the discretion of the Adviser.

Redemption Fees—The Funds (other than the Government Money Market Fund, Tax-Free Money Market Fund, Prime Money Market Fund, and effective February 8, 2012, the Ultra Short Tax-Free Fund) impose a 2.00% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the Funds as paid-in-capital.

Securities Lending—Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis, and therefore the Value of Securities Loaned and Payable on Collateral Due to Brokers in the table below may not accurately reflect the operational nature of the securities lending program. The Funds’ securities on loan were appropriately collateralized at February 29, 2012. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of February 29, 2012 (1):

Description	Value
ABN AMRO Bank NV, 1.038%, 6/8/2012(2)	$24,857,275
ANZ National Ltd., 0.326%, 6/29/2012(2)	25,000,000
Bank of Nova Scotia, 0.865%, 10/18/2012(2)	18,372,939
Blackrock Liquidity TempCash Money Market Fund, 0.161%	12,640,187
Blackrock Liquidity TempFund Money Market Fund, 0.112%	4,356,487
Canadian Imperial Bank, 0.560%, 10/22/2012(2)	20,010,980
Caterpillar, Inc., 0.593%, 11/21/2012(2)	15,016,530
Commonwealth Bank Australia, 0.638%, 9/10/2012(2)	25,000,000
Dreyfus Cash Management Plus, Inc., Money Market Fund, 0.100%	5,000,000
Dreyfus Institutional Cash Advantage Money Market Fund, 0.165%	4,288,605
FCAR Owner Trust I, 0.550%, 7/5/2012(3)	24,935,069
Fidelity Institutional Money Market Fund, 0.211%	78,000,000
Fidelity Institutional Prime Money Market Fund, 0.138%	78,000,000
General Electric Corp., 0.702%, 4/10/2012(2)	3,001,521
General Electric Corp., 0.677%, 11/1/2012(2)	25,016,850
Goldman Sachs Money Market Fund, 0.203%	$78,719
GovCo, Inc., 0.480%, 6/11/2012(3)	29,939,600
Kells Funding, LLC, 0.350%, 4/24/2012 (3)	24,980,313
Metlife Institutional Insurance FA, 0.955%, 12/7/2012(2)	9,998,750
Metlife Insurance FA, 0.727%, 5/29/2012(2)	20,000,000
National Australia Bank, 0.653%, 2/15/2013(2)	25,008,175
National Rural Utilities Co., 0.669%, 1/7/2012(2)	25,004,275
Prudential PLC, 0.650%, 4/11/2012(3)	24,958,924
Reckitt Benckiser, 0.670%, 8/6/2012(3)	24,899,965
Royal Bank of Canada, 0.610%, 11/9/2012(2)	25,024,900
Sanofi-Aventis, 0.624%, 3/28/2012(2)	25,002,850
Skandinaviska Enskilda Bank, 0.600%, 4/16/2012 (3)	24,965,417
Target Corp., 0.610%, 1/11/2013(2)	30,046,140
Western Asset Institutional Cash Reserves Money Market Fund, 0.205%	50,069,589
Western Asset Institutional Liquid Reserves Money Market Fund, 0.195%	72,000,000
Westpac Securities Ltd., 0.353%, 7/20/2012(3)	25,000,000

Total	$800,474,060

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 29, 2012.
(3)	Each issue shows the rate of the discount at the time of purchase.

Notes to Financial Statements (continued)

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurements

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common & preferred stocks, options & futures contracts, and mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market holdings are valued using amortized cost under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$144,977,699	$—	$—	$144,977,699
Short-Term Investments	—	15,712,119	—	15,712,119

Total	$144,977,699	$15,712,119	$—	$160,689,818

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$53,342,189	$—	$—	$53,342,189
Short-Term Investments	—	2,043,962	—	2,043,962

Total	$53,342,189	$2,043,962	$—	$55,386,151

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$175,839,566	$—	$—	$175,839,566
Short-Term Investments	—	26,180,927	—	26,180,927

Total	$175,839,566	$26,180,927	$—	$202,020,493

	Large-Cap Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$46,646,894	$—	$—	$46,646,894
Short-Term Investments	—	11,894,412	—	11,894,412

Total	$46,646,894	$11,894,412	$—	$58,541,306

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$234,522,999	$—	$—	$234,522,999
Short-Term Investments	—	55,290,567	—	55,290,567

Total	$234,522,999	$55,290,567	$—	$289,813,566

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$244,945,126	$—	$—	$244,945,126
Short-Term Investments	—	72,887,692	—	72,887,692

Total	$244,945,126	$72,887,692	$—	$317,832,818

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$28,014,499	$—	$—	$28,014,499
Short-Term Investments	—	9,124,215	—	9,124,215

Total	$28,014,499	$9,124,215	$—	$37,138,714

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$578,092,782	$—	$—	$578,092,782
Short-Term Investments	—	238,953,484	—	238,953,484

Total	$578,092,782	$238,953,484	$—	$817,046,266

BMO Funds

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)(2)	$92,101,671	$—	$—	92,101,671
Preferred Stocks(1)(2)	1,169,544	—	—	1,169,544

Total	$93,271,215	$—	$—	$93,271,215

	Lloyd George Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)(2)	$53,973,254	$—	$—	$53,973,254
Preferred Stocks(1)(2)	3,518,737	—	—	3,518,737
Short-Term Investments	—	1,341,127	—	1,341,127

Total	$57,491,991	$1,341,127	$—	$58,833,118

	Pyrford Global Strategic Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)(2)	$4,783,952	$—	$—	$4,783,952
Preferred Stocks(1)(2)	21,890	—	—	21,890
International Bonds	—	14,259,308	—	14,259,308

Total	$4,805,842	$14,259,308	$—	$19,065,150

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$501,293,508	$605,062	$501,898,570
Short-Term Investments	—	37,733,004	—	37,733,004

Total	$—	$539,026,512	$605,062	$539,631,574

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$7,929,713	$—	$7,929,713
Collateralized Mortgage Obligations	—	6,407,444	—	6,407,444
Commercial Mortgage Securities	—	16,218,603	—	16,218,603
Corporate Bonds & Notes	—	77,560,636	1,931,850	79,492,486
Municipals	—	9,544,992	—	9,544,992
Mutual Funds	6,609,243	—	—	6,609,243
U.S. Government & U.S. Government Agency Obligations	—	21,877,627	—	21,877,627
U.S. Government Agency-Mortgage Securities	—	5,236,355	—	5,236,355
Short-Term Investments	—	38,763,178	—	38,763,178

Total	$6,609,243	$183,538,548	$1,931,850	$192,079,641

	Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$3,476,675	$—	$3,476,675
Commercial Mortgage Securities	—	5,367,067	—	5,367,067
Corporate Bonds & Notes	—	100,489,478	3,180,000	103,669,478
U.S. Government & U.S. Government Agency Obligations	—	39,341,916	—	39,341,916
Short-Term Investments	—	67,577,160	—	67,577,160

Total	$—	$216,252,296	$3,180,000	$219,432,296

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$712,928,538	$1,096,027	$714,024,565
Short-Term Investments	—	57,186,795	—	57,186,795

Total	$—	$770,115,333	$1,096,027	$771,211,360

	Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,983,751	$—	$2,983,751
Collateralized Mortgage Obligations	—	26,502,784	—	26,502,784
Commercial Mortgage Securities	—	22,835,740	—	22,835,740
Corporate Bonds & Notes	—	—	2,385,000	2,385,000
U.S. Government & U.S. Government Agency Obligations	—	4,958,205	—	4,958,205
U.S. Government Agency-Mortgage Securities	—	212,258,352	—	212,258,352
Short-Term Investments	—	70,974,395	—	70,974,395

Total	$—	$340,513,227	$2,385,000	$342,898,227

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$11,229,200	$—	$11,229,200
Corporate Bonds & Notes	346,470	93,070,468	—	93,416,938
Municipals	—	589,050	—	589,050
Short-Term Investments	—	31,002,186	—	31,002,186

Total	$346,470	$135,890,904	$—	$136,237,374

	Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,068,472	$—	$5,068,472
Collateralized Mortgage Obligations	—	16,415,223	—	16,415,223
Commercial Mortgage Securities	—	13,515,372	—	13,515,372
Corporate Bonds & Notes	—	259,049,866	—	259,049,866
Municipals	—	5,671,901	—	5,671,901
U.S. Government & U.S. Government Agency Obligations	—	104,351,269	—	104,351,269
U.S. Government Agency-Mortgage Securities	—	143,511,232	—	143,511,232
Short-Term Investments	—	224,783,397	—	224,783,397

Total	$—	$772,366,732	$—	$772,366,732

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$19,396,852	$—	$19,396,852
Commercial Mortgage Securities	—	1,476,735	—	1,476,735
Corporate Bonds & Notes	808,430	83,179,259	—	83,987,689
Municipals	—	353,430	—	353,430
U.S. Government & U.S. Government Agency Obligations	—	14,545,549	—	14,545,549
U.S. Government Agency-Mortgage Securities	—	20,545,924	—	20,545,924
Short-Term Investments	—	47,169,083	—	47,169,083

Total	$808,430	$186,666,832	$—	$187,475,262

	Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$63,579,512	$—	$63,579,512
Exchange Traded Funds	4,724,840	—	—	4,724,840
Short-Term Investments	—	1,535,182	—	1,535,182

Total	$4,724,840	$65,114,694	$—	$69,839,534

Notes to Financial Statements (continued)

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$139,865,000	$—	$139,865,000
Repurchase Agreements	—	228,255,785	—	228,255,785
U.S. Government & U.S. Government Agency Obligations	—	124,985,605	—	124,985,605

Total	$—	$493,106,390	$—	$493,106,390

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$903,803,062	$—	$903,803,062
Mutual Funds	—	2,782,098	—	2,782,098

Total	$—	$906,585,160	$—	$906,585,160

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$—	$347,741,155	$—	$347,741,155
Commercial Paper	—	1,193,460,176	—	1,193,460,176
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	828,515,000	—	828,515,000
Mutual Funds	—	130,000,000	—	130,000,000
Notes-Variable	—	349,994,313	—	349,994,313
Repurchase Agreements	—	169,191,412	—	169,191,412
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations		102,046,272		102,046,272

Total	$—	$3,378,948,328	$—	$3,378,948,328

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments(3)
Fund	Level 1	Level 2	Level 3	Total
Pyrford International Stock Fund Short Forward Contracts	$(346,930)	$—	$—	$(346,930)
Pyrford Global Strategic Return Fund Short Forward Contracts	(4,167)	—	—	(4,167)
Government Income Fund Long Futures Contracts	(18,327)	—	—	(18,327)
Monegy High Yield Bond Fund Short Forward Contracts	(38,976)	—	—	(38,976)

Total	$(408,400)	$—	$—	$(408,400)

(1)	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status.
(2)	As described in Note 2, the values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured by the Russell 1000 Index. As a result, some securities were fair valued by the service and categorized in Level 2 throughout the period ended February 29, 2012. Such securities would represent the only significant transfer between each of the three levels. The Funds recognize transfers between levels of the hierarchy on the date of transfer. As of February 29, 2012, none of the securities required such valuation and all are categorized in Level 1.
(3)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determing value:

Fund	Beginning balance September 1, 2011	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized and change in unrealized gain/(loss)	Purchases	(Sales)	Ending balance February 29, 2012	Change in unrealized appreciation/ (depreciation) during the period for Level 3 Investments held at end of period
Ultra Short Tax-Free Fund Municipals	$—	$720,562	$—	$(115,500)	$—	$—	$605,062	$(115,500)
Short-Term Income Fund Corporate Bonds & Notes	1,805,490	—	—	126,360	—	—	1,931,850	126,360
Short-Intermediate Bond Fund Corporate Bonds & Notes	2,972,000	—	—	208,000	—	—	3,180,000	208,000
Intermediate Tax-Free Fund Municipals	—	1,305,247	—	(209,220)	—	—	1,096,027	(209,220)
Government Income Fund Corporate Bonds & Notes	2,229,000	—	—	156,000	—	—	2,385,000	156,000

BMO Funds

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Large-Cap Value Fund		Dividend Income Fund	Large-Cap Growth Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012(2) (Unaudited)	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$5,860,316	$21,885,911	$19,329,067	$5,992,286	$18,196,217
Advisor class of shares(1)	—	90,467	—	—	68,329
Institutional class of shares	1,440,694	8,830,682	34,710,177	421,809	10,553,672
Transfers from termination of Advisor class	—	6,266,135	—	—	6,107,987

Net proceeds from sale of shares	$7,301,010	$37,073,195	$54,039,244	$6,414,095	$34,926,205
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$625,063	$446,024	$—	$—	$51,154
Advisor class of shares(1)	—	13,159	—	—	—
Institutional class of shares	716,242	439,875	—	—	306,694

Net proceeds from shares issued	$1,341,305	$899,058	$—	$—	$357,848
Cost of shares redeemed:
Investor class of shares	$(7,994,137)	$(48,066,835)	$(295,975)	$(8,323,555)	$(17,031,637)
Advisor class of shares(1)	—	(438,281)	—	—	(185,742)
Institutional class of shares	(15,882,574)	(32,972,108)	(127,700)	(27,561,386)	(18,079,305)
Transfers from termination of Advisor class	—	(6,266,135)	—	—	(6,107,987)

Net cost of shares redeemed	$(23,876,711)	$(87,743,359)	$(423,675)	$(35,884,941)	$(41,404,671)
Redemption fees	$6,608	$5,536	$—	$5,812	$3,420

Net change resulting from fund share transactions in dollars	$(15,227,788)	$(49,765,570)	$53,615,569	$(29,465,034)	$(6,117,198)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	536,783	2,041,008	1,921,403	480,352	1,483,512
Advisor class of shares(1)	—	8,863	—	—	6,034
Institutional class of shares	134,555	819,494	3,460,428	34,716	844,380
Transfers from termination of Advisor class	—	605,874	—	—	520,724

Net sale of shares	671,338	3,475,239	5,381,831	515,068	2,854,650
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	57,610	42,710	—	—	4,183
Advisor class of shares(1)	—	1,322	—	—	—
Institutional class of shares	66,013	42,269	—	—	25,016

Net shares issued	123,623	86,301	—	—	29,199
Shares redeemed:
Investor class of shares	(735,350)	(4,240,213)	(28,814)	(672,504)	(1,356,842)
Advisor class of shares(1)	—	(44,051)	—	—	(16,376)
Institutional class of shares	(1,448,426)	(2,966,919)	(12,158)	(2,182,290)	(1,447,529)
Transfers from termination of Advisor class	—	(605,874)	—	—	(520,724)

Net shares redeemed	(2,183,776)	(7,857,057)	(40,972)	(2,854,794)	(3,341,471)

Net change resulting from fund share transactions in shares	(1,388,815)	(4,295,517)	5,340,859	(2,339,726)	(457,622)

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).
(2)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.

Notes to Financial Statements (continued)

	Large-Cap Focus Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$2,672,527	$27,934,301	$7,213,649	$31,378,867	$7,319,478	$49,546,024
Advisor class of shares(1)	—	—	—	106,895	—	38,627
Institutional class of shares	505,423	37,261,915	4,530,969	19,594,337	5,506,316	26,012,419
Transfers from termination of Advisor class	—	—	—	7,001,452	—	4,232,879

Net proceeds from sale of shares	$3,177,950	$65,196,216	$11,744,618	$58,081,551	$12,825,794	$79,829,949
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$223,397	$7,068	$526,309	$654,276	$—	$—
Advisor class of shares(1)	—	—	—	—	—	—
Institutional class of shares	334,317	24,997	592,130	586,121	—	—

Net proceeds from shares issued	$557,714	$32,065	$1,118,439	$1,240,397	$—	$—
Cost of shares redeemed:
Investor class of shares	$(5,546,800)	$(3,674,916)	$(15,239,644)	$(49,344,442)	$(15,681,954)	$(35,206,230)
Advisor class of shares(1)	—	—	—	(232,509)	—	(118,940)
Institutional class of shares	(7,438,100)	(7,834,500)	(13,025,747)	(26,612,123)	(35,024,232)	(33,400,639)
Transfers from termination of Advisor class	—	—	—	(7,001,452)	—	(4,232,879)

Net cost of shares redeemed	$(12,984,900)	$(11,509,416)	$(28,265,391)	$(83,190,526)	$(50,706,186)	$(72,958,688)
Redemption fees	$1,686	$9,868	$5,233	$17,089	$9,988	$6,420

Net change resulting from fund share transactions in dollars	$(9,247,550)	$53,728,733	$(15,397,101)	$(23,851,489)	$(37,870,404)	$6,877,681

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	234,166	2,483,424	601,002	2,428,961	395,832	2,527,388
Advisor class of shares(1)	—	—	—	9,106	—	2,341
Institutional class of shares	46,043	3,417,981	388,604	1,527,559	296,825	1,378,264
Transfers from termination of Advisor class	—	—	—	584,014	—	241,578

Net sale of shares	280,209	5,901,405	989,606	4,549,640	692,657	4,149,571
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	19,630	599	44,042	52,722	—	—
Advisor class of shares(1)	—	—	—	—	—	—
Institutional class of shares	29,326	2,115	49,675	47,306	—	—

Net shares issued	48,956	2,714	93,717	100,028	—	—
Shares redeemed:
Investor class of shares	(482,017)	(309,857)	(1,281,499)	(3,843,340)	(859,151)	(1,955,444)
Advisor class of shares(1)	—	—	—	(20,039)	—	(7,182)
Institutional class of shares	(656,039)	(683,122)	(1,074,727)	(2,133,001)	(1,866,808)	(1,776,827)
Transfers from termination of Advisor class	—	—	—	(584,014)	—	(241,578)

Net shares redeemed	(1,138,056)	(992,979)	(2,356,226)	(6,580,394)	(2,725,959)	(3,981,031)

Net change resulting from fund share transactions in shares	(808,891)	4,911,140	(1,272,903)	(1,930,726)	(2,033,302)	168,540

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).
(2)	Reflects operations for the period from March 1, 2011 (commencement of operations) to August 31, 2011.
(3)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.

BMO Funds

Small-Cap Value Fund		Small-Cap Growth Fund		Pyrford International Stock Fund	Lloyd George Emerging Markets Equity Fund		Pyrford Global Strategic Return Fund
Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011(2)	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012(3) (Unaudited)	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012(3) (Unaudited)

$2,851,694	$27,670,070	$57,770,426	$281,595,057	$34,869,342	$5,691,457	$5,266,262	$10,883,685
—	—	—	1,533,897	—	—	123,165	—
1,330,839	3,482,547	22,618,200	40,070,319	62,463,360	9,409,065	7,100,026	9,103,272
—	—	—	9,776,510	—	—	828,355	—

$4,182,533	$31,152,617	$80,388,626	$332,975,783	$97,332,702	$15,100,522	$13,317,808	$19,986,957

$—	$—	$19,098,636	$—	$—	$950,384	$1,100,550	$—
—	—	—	—	—	—	—	—
—	—	11,024,348	—	—	3,098,942	3,795,199	—

$—	$—	$30,122,984	$—	$—	$4,049,326	$4,895,749	$—

$(2,026,012)	$(3,706,372)	$(67,199,125)	$(141,963,455)	$(559,852)	$(1,476,627)	$(7,298,621)	$(121,876)
—	—	—	(15,542,716)	—	—	(12,787)	—
(143,772)	(439,100)	(33,251,185)	(58,531,183)	(760,762)	(3,067,290)	(19,414,001)	—
—	—	—	(9,776,510)	—	—	(828,355)	—

$(2,169,784)	$(4,145,472)	$(100,450,310)	$(225,813,864)	$(1,320,614)	$(4,543,917)	$(27,553,764)	$(121,876)
$838	$—	$85,685	$75,634	$798	$683	$670	$10

$2,013,587	$27,007,145	$10,146,985	$107,237,553	$96,012,886	$14,606,614	$(9,339,537)	$19,865,091

305,744	2,779,743	3,264,279	14,657,766	3,486,592	438,442	297,694	1,088,176
—	—	—	92,590	—	—	6,722	—
143,876	351,398	1,283,384	2,148,448	6,223,262	723,557	404,676	905,518
—	—	—	564,044	—	—	45,688	—

449,620	3,131,141	4,547,663	17,462,848	9,709,854	1,161,999	754,780	1,993,694

—	—	1,098,886	—	—	71,619	62,817	—
—	—	—	—	—	—	—	—
—	—	628,168	—	—	233,354	216,374	—

—	—	1,727,054	—	—	304,973	279,191	—

(217,458)	(388,005)	(3,816,259)	(7,692,006)	(54,875)	(104,062)	(457,602)	(12,069)
—	—	—	(902,733)	—	—	(690)	—
(15,068)	(47,608)	(1,861,551)	(3,142,920)	(72,341)	(220,562)	(1,176,466)	—
—	—	—	(564,044)	—	—	(45,688)	—

(232,526)	(435,613)	(5,677,810)	(12,301,703)	(127,216)	(324,624)	(1,680,446)	(12,069)

217,094	2,695,528	596,907	5,161,145	9,582,638	1,142,348	(646,475)	1,981,625

Notes to Financial Statements (continued)

	Ultra Short Tax-Free Fund		Short-Term Income Fund		Short-Intermediate Bond Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$30,268,133	$52,567,160	$21,404,748	$32,437,664	$4,796,517	$7,225,687
Advisor class of shares(1)	—	—	—	116,172	—	52,801
Institutional class of shares	187,376,221	307,027,764	7,863,628	48,622,913	8,633,038	13,852,539
Transfers from termination of Advisor class	—	—	—	4,047,584	—	4,713,421

Net proceeds from sale of shares	$217,644,354	$359,594,924	$29,268,376	$85,224,333	$13,429,555	$25,844,448
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$300,931	$533,751	$584,270	$1,072,687	$497,447	$910,004
Advisor class of shares(1)	—	—	—	25,939	—	18,377
Institutional class of shares	509,405	874,384	470,834	602,349	791,141	1,346,991

Net proceeds from shares issued	$810,336	$1,408,135	$1,055,104	$1,700,975	$1,288,588	$2,275,372
Cost of shares redeemed:
Investor class of shares	$(11,749,777)	$(31,155,320)	$(8,855,810)	$(25,083,461)	$(7,030,584)	$(25,431,645)
Advisor class of shares(1)	—	—	—	(117,347)	—	(188,652)
Institutional class of shares	(84,964,958)	(212,090,802)	(12,293,561)	(35,451,647)	(7,266,291)	(24,493,863)
Transfers from termination of Advisor class	—	—	—	(4,047,584)	—	(4,713,421)

Net cost of shares redeemed	$(96,714,735)	$(243,246,122)	$(21,149,371)	$(64,700,039)	$(14,296,875)	$(54,827,581)
Redemption fees	$49,843	$77,070	$29,152	$30,809	$3,625	$15,010

Net change resulting from fund share transactions in dollars	$121,789,798	$117,834,007	$9,203,261	$22,256,078	$424,893	$(26,692,751)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	3,008,808	5,225,298	2,298,435	3,468,384	472,267	725,238
Advisor class of shares(1)	—	—	—	12,428	—	5,284
Institutional class of shares	18,633,390	30,555,680	843,888	5,202,230	849,769	1,397,332
Transfers from termination of Advisor class	—	—	—	432,855	—	473,378

Net sale of shares	21,642,198	35,780,978	3,142,323	9,115,897	1,322,036	2,601,232
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	29,912	53,084	62,673	114,638	48,858	91,432
Advisor class of shares(1)	—	—	—	2,770	—	1,841
Institutional class of shares	50,674	87,034	50,473	64,326	77,774	135,417

Net shares issued	80,586	140,118	113,146	181,734	126,632	228,690
Shares redeemed:
Investor class of shares	(1,167,702)	(3,099,384)	(950,865)	(2,683,220)	(692,641)	(2,556,272)
Advisor class of shares(1)	—	—	—	(12,517)	—	(18,962)
Institutional class of shares	(8,451,798)	(21,126,963)	(1,317,238)	(3,789,541)	(716,165)	(2,472,693)
Transfers from termination of Advisor class	—	—	—	(432,855)	—	(473,378)

Net shares redeemed	(9,619,500)	(24,226,347)	(2,268,103)	(6,918,133)	(1,408,806)	(5,521,305)

Net change resulting from fund share transactions in shares	12,103,284	11,694,749	987,366	2,379,498	39,862	(2,691,383)

(1)	Reflects operations for the period from September 1, 2010 to November 30, 2010 (termination of Advisor class of shares).
(2)	Reflects operations for the period from December 28, 2010 (commencement of operations) to August 31, 2011.

BMO Funds

Intermediate Tax-Free Fund			Government Income Fund		TCH Corporate Income Fund		Aggregate Bond Fund
Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011

$200,237,956	$289,504,406		$14,452,671	$27,307,719	$17,190,748	$10,831,682	$46,863,713	$118,833,970
—	—		—	90,514	—	21,810	—	211,869
33,159,376	189,888,994	(2)	3,762,810	6,555,126	5,392,991	22,222,097	35,794,104	90,704,788
—	—		—	5,626,964	—	1,886,703	—	2,583,857

$233,397,332	$479,393,400		$18,215,481	$39,580,323	$22,583,739	$34,962,292	$82,657,817	$212,334,484

$6,488,311	$9,856,322		$9,916,566	$11,091,003	$605,877	$1,114,568	$8,390,124	$9,236,406
—	—		—	27,225	—	17,051	—	9,292
202,960	102,713	(2)	1,871,991	3,555,040	1,957,671	3,247,158	7,942,037	10,330,446

$6,691,271	$9,959,035		$11,788,557	$14,673,268	$2,563,548	$4,378,777	$16,332,161	$19,576,144

$(49,786,885)	$(327,201,622)		$(40,026,723)	$(111,501,683)	$(2,734,017)	$(11,580,528)	$(12,094,943)	$(34,131,508)
—	—		—	(202,904)	—	(29,152)	—	(30,324)
(8,696,128)	(28,926,204	)(2)	(6,667,834)	(74,120,911)	(4,534,591)	(1,049,598)	(19,710,559)	(37,873,098)
—	—		—	(5,626,964)	—	(1,886,703)	—	(2,583,857)

$(58,483,013)	$(356,127,826)		$(46,694,557)	$(191,452,462)	$(7,268,608)	$(14,545,981)	$(31,805,502)	$(74,618,787)
$37,136	$67,889		$9,716	$19,993	$7,703	$16,675	$30,858	$5,002

$181,642,726	$133,292,498		$(16,680,803)	$(137,178,878)	$17,886,382	$24,811,763	$67,215,334	$157,296,843

18,350,915	27,356,663		1,459,075	2,750,725	1,377,133	876,601	4,294,542	10,946,244
—	—		—	8,966	—	1,738	—	18,959
3,038,870	18,226,615	(2)	384,359	655,737	437,443	1,800,511	3,292,772	8,362,069
—	—		—	554,895	—	151,591	—	232,213

21,389,785	45,583,278		1,843,434	3,970,323	1,814,576	2,830,441	7,587,314	19,559,485

593,841	935,310		1,027,211	1,131,100	48,969	91,377	775,366	867,079
—	—		—	2,691	—	1,359	—	833
18,675	9,787	(2)	194,655	364,129	158,882	266,010	734,281	970,623

612,516	945,097		1,221,866	1,497,920	207,851	358,746	1,509,647	1,838,535

(4,569,715)	(31,356,358)		(4,117,938)	(11,271,146)	(222,030)	(946,488)	(1,104,136)	(3,179,879)
—	—		—	(20,084)	—	(2,329)	—	(2,725)
(797,621)	(2,763,660	)(2)	(683,455)	(7,562,212)	(371,838)	(84,925)	(1,797,424)	(3,519,185)
—	—		—	(554,895)	—	(151,591)	—	(232,213)

(5,367,336)	(34,120,018)		(4,801,393)	(19,408,337)	(593,868)	(1,185,333)	(2,901,560)	(6,934,002)

16,634,965	12,408,357		(1,736,093)	(13,940,094)	1,428,559	2,003,854	6,195,401	14,464,018

Notes to Financial Statements (continued)

	TCH Core Plus Bond Fund		Monegy High Yield Bond Fund	Government Money Market Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012(1) (Unaudited)	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$21,641,694	$27,253,240	$36,870,520	$833,328,927	$3,020,822,884
Advisor class of shares	—	—	—	—	—
Institutional class of shares	16,283,898	15,505,172	31,612,830	838,838,358	2,089,889,084
Transfers from termination of Advisor class	—	—	—	—	—

Net proceeds from sale of shares	$37,925,592	$42,758,412	$68,483,350	$1,672,167,285	$5,110,711,968
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$1,757,882	$2,727,467	$241,705	$4,992	$14,618
Advisor class of shares	—	—	—	—	—
Institutional class of shares	1,319,245	2,382,785	198,006	1,920	25,734

Net proceeds from shares issued	$3,077,127	$5,110,252	$439,711	$6,912	$40,352
Cost of shares redeemed:
Investor class of shares	$(3,626,700)	$(7,745,575)	$(319,469)	$(942,691,174)	$(3,118,146,997)
Advisor class of shares	—	—	—	—	—
Institutional class of shares	(2,358,735)	(6,240,906)	(34,130)	(736,777,310)	(2,159,833,803)
Transfers from termination of Advisor class	—	—	—	—	—

Net cost of shares redeemed	$(5,985,435)	$(13,986,481)	$(353,599)	$(1,679,468,484)	$(5,277,980,800)
Redemption fees	$3,699	$3,680	$—	$—	$—

Net change resulting from fund share transactions in dollars	$35,020,983	$33,885,863	$68,569,462	$(7,294,287)	$(167,228,480)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,899,862	2,406,773	3,673,804	833,328,927	3,020,822,884
Advisor class of shares	—	—	—	—	—
Institutional class of shares	1,432,646	1,360,832	3,157,755	838,838,358	2,089,889,084
Transfers from termination of Advisor class	—	—	—	—	—

Net sale of shares	3,332,508	3,767,605	6,831,559	1,672,167,285	5,110,711,968
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	154,306	242,788	23,675	4,992	14,618
Advisor class of shares	—	—	—	—	—
Institutional class of shares	115,775	212,230	19,396	1,920	25,734

Net shares issued	270,081	455,018	43,071	6,912	40,352
Shares redeemed:
Investor class of shares	(317,802)	(682,996)	(31,557)	(942,691,174)	(3,118,146,997)
Advisor class of shares	—	—	—	—	—
Institutional class of shares	(207,439)	(553,343)	(3,359)	(736,777,310)	(2,159,833,803)
Transfers from termination of Advisor class	—	—	—	—	—

Net shares redeemed	(525,241)	(1,236,339)	(34,916)	(1,679,468,484)	(5,277,980,800)

Net change resulting from fund share transactions in shares	3,077,348	2,986,284	6,839,714	(7,294,287)	(167,228,480)

(1)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.
(2)	Reflects operations for the period from September 1, 2011 to December 19, 2011 (termination of Advisor class of shares).

BMO Funds

Tax-Free Money Market Fund		Prime Money Market Fund
Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011

$268,992,972	$568,158,629	$1,186,236,310		$2,990,676,176
—	—	15,001,800	(2)	74,412,772
1,006,411,294	1,763,183,361	3,666,127,982		9,918,525,106
—	—	61,537,780		—

$1,275,404,266	$2,331,341,990	$4,928,903,872		$12,983,614,054

$20,655	$84,287	$23,313		$29,428
—	—	1,589	(2)	6,510
80,029	183,727	212,354		680,371

$100,684	$268,014	$237,256		$716,309

$(268,079,312)	$(623,783,216)	$(1,268,053,229)		$(3,001,981,049)
—	—	(19,357,491	)(2)	(76,592,282)
(970,062,239)	(1,757,194,199)	(3,832,466,708)		(9,831,901,515)
—	—	(61,537,780)		—

$(1,238,141,551)	$(2,380,977,415)	$(5,181,415,208)		$(12,910,474,846)
$—	$—	$—		$—

$37,363,399	$(49,367,411)	$(252,274,080)		$73,855,517

268,992,971	568,158,339	1,186,236,310		2,990,676,176
—	—	15,001,800	(2)	74,412,772
1,006,411,294	1,763,182,498	3,666,127,982		9,918,525,106
—	—	61,537,780		—

1,275,404,265	2,331,340,837	4,928,903,872		12,983,614,054

20,655	84,287	23,313		29,428
—	—	1,589	(2)	6,510
80,029	183,727	212,354		680,371

100,684	268,014	237,256		716,309

(268,079,312)	(623,783,216)	(1,268,053,229)		(3,001,981,049)
—	—	(19,357,491	)(2)	(76,592,282)
(970,062,239)	(1,757,194,199)	(3,832,466,708)		(9,831,901,515)
—	—	(61,537,780)		—

(1,238,141,551)	(2,380,977,415)	(5,181,415,208)		(12,910,474,846)

37,363,398	(49,368,564)	(252,274,080)		73,855,517

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Large-Cap Value Fund	0.75%	0.74%	0.70%	0.65%
Dividend Income Fund(1)	0.50	0.49	0.45	0.40
Large-Cap Growth Fund	0.75	0.74	0.70	0.65
Large-Cap Focus Fund	0.50	0.49	0.45	0.40
Mid-Cap Value Fund	0.75	0.74	0.70	0.65
Mid-Cap Growth Fund	0.75	0.74	0.70	0.65
Small-Cap Value Fund	0.75	0.75	0.75	0.75
Small-Cap Growth Fund	1.00	1.00	1.00	1.00
Pyrford International Stock Fund(1)	0.80	0.79	0.75	0.70
Lloyd George Emerging Markets Equity Fund(2)	0.90	0.89	0.85	0.80
Pyrford Global Strategic Return Fund(1)	0.80	0.79	0.75	0.70
Ultra Short Tax-Free Fund	0.20	0.19	0.10	0.10
Short-Term Income Fund	0.20	0.19	0.10	0.10
Short-Intermediate Bond Fund	0.40	0.39	0.30	0.25
Intermediate Tax-Free Fund	0.30	0.29	0.20	0.15
Government Income Fund	0.40	0.39	0.30	0.25
TCH Corporate Income Fund	0.25	0.24	0.15	0.10
Aggregate Bond Fund	0.40	0.39	0.30	0.25
TCH Core Plus Bond Fund	0.25	0.24	0.15	0.10
Monegy High Yield Bond Fund(1)	0.50	0.50	0.50	0.50

(1)	Commenced operations on December 30, 2011.
(2)	Effective December 29, 2011. Prior to December 29, 2011, the annual rates were 1.00, 0.99, 0.95 and 0.90, respectively.

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The Pyrford International Stock Fund and Pyrford Global Strategic Return Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The Lloyd George Emerging Markets Equity Fund’s sub-adviser is Lloyd George Management (Hong Kong) Limited, an affiliate of the Adviser. Prior to December 29, 2011, the Lloyd George Emerging Markets Equity Fund’s sub-adviser was Trilogy Global Advisors, LP. The TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. The Monegy High Yield Bond Fund’s sub-adviser is HIM Monegy, Inc., an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

BMO Funds

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, interest, brokerage commissions, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to the date of the Funds’ next updated prospectus unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

	Annualized Contractual Expense Limitation
Fund	Investor Class	Institutional Class
Large-Cap Value Fund	1.24%	0.99%
Dividend Income Fund(1)	0.90	0.65
Large-Cap Growth Fund	1.24	0.99
Large-Cap Focus Fund	0.90	0.65
Mid-Cap Value Fund	1.24	0.99
Mid-Cap Growth Fund	1.24	0.99
Small-Cap Value Fund	1.24	0.99
Small-Cap Growth Fund	1.44	1.19
Pyrford International Stock Fund(1)	1.24	0.99
Lloyd George Emerging Markets Equity Fund(2)	1.40	1.15
Pyrford Global Strategic Return Fund(1)	1.24	0.99
Ultra Short Tax-Free Fund	0.55	0.30
Short-Term Income Fund	0.60	0.35
Short-Intermediate Bond Fund	0.80	0.55
Intermediate Tax-Free Fund	0.55	0.50
Government Income Fund	0.80	0.55
TCH Corporate Income Fund	0.80	0.55
Aggregate Bond Fund	0.80	0.55
TCH Core Plus Bond Fund	0.80	0.55
Monegy High Yield Bond Fund(1)	0.90	0.65
Government Money Market Fund	0.45	0.20
Tax-Free Money Market Fund	0.45	0.20
Prime Money Market Fund(3)	0.45	0.20

(1)	Commenced operations on December 30, 2011.
(2)	Effective December 29, 2011. Prior to December 29, 2011, the annual rates were 1.50% and 1.25%, respectively.
(3)	The Prime Money Market Fund’s Advisor Class terminated on December 19, 2011. Prior to termination date, the Prime Money Market Advisor Class annual rate was 0.75%.

For the period ended February 29, 2012, the Adviser chose to voluntarily waive beyond its contractual expense limitations for the following Funds in the following amounts:

Fund	Additional Fees Waived
Government Money Market Fund	$435,437
Tax-Free Money Market Fund	15,466
Prime Money Market Fund	680,025

Notes to Financial Statements (continued)

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with BMO Funds U.S. Services (“U.S. Services”), a division of M&I Trust Company, NA (“M&I Trust”), each Fund pays U.S. Services at the annual rate of 0.25% of average daily net assets of the Fund’s Investor and Advisor Class shares for the period. The fee paid to U.S. Services is used to finance certain services for shareholders and to maintain shareholder accounts. U.S. Services may voluntarily choose to waive any portion of its fee. U.S. Services can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee—M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund’s average daily net assets with respect to the Equity Funds and Fixed Income Funds and the aggregate average daily net assets of all the Money Market Funds as listed below.

Equity & Fixed Income Funds		Money Market Funds
Annual Rate	ADNA	Annual Rate	ADNA
0.0925%	on the first $250 million	0.0400%	on the first $2 billion
0.0850	on the next $250 million	0.0300	on the next $2 billion
0.0800	on the next $200 million	0.0250	on the next $2 billion
0.0400	on the next $100 million	0.0200	on the next $2 billion
0.0200	on the next $200 million	0.0100	in excess of $8 billion
0.0100	in excess of $1.0 billion

Custodian Fees—M&I Trust is the Funds’ custodian, except for the Pyrford International Stock Fund, Lloyd George Emerging Markets Equity Fund and Pyrford Global Strategic Return Fund, for which State Street Bank and Trust Company maintains custody. M&I Trust receives fees based on the level of each Fund’s average daily net assets consisting of two basis points on the first $250,000,000 and one basis point thereafter for the period.

Distribution Services Fee—The Prime Money Market Fund had previously been subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorized payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provided that the Fund may incur distribution expenses of 0.30% of the average daily net assets of the Fund’s Advisor Class shares. The Prime Money Market Advisor Class terminated as of December 19, 2011.

Securities Lending—The Funds pay a portion of net revenue from securities lending to M&I Trust for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these expenses. The following amounts were paid for the year ended February 29, 2012:

Fund	Fees Paid	Fund	Fees Paid
Large-Cap Value Fund	$12,412	Short-Term Income Fund	$9,151
Large-Cap Growth Fund	19,808	Short-Intermediate Bond Fund	25,292
Large-Cap Focus Fund	3,419	Government Income Fund	15,390
Mid-Cap Value Fund	22,414	Corporate Income Fund	6,587
Mid-Cap Growth Fund	33,430	Aggregate Bond Fund	61,597
Small-Cap Value Fund	5,726	Core Plus Bond Fund	7,624
Small-Cap Growth Fund	162,954

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers which are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Transactions during the period with entities which are affiliates as of February 29, 2012 are as follows:

Fund/Security	Value, Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value, End of Period
Large-Cap Value Fund Prime Money Market Fund, Class I, 0.210%	$—	$18,861,865	$17,295,431	$3,646	$1,566,434
Dividend Income Fund Prime Money Market Fund, Class I, 0.210%	—	45,058,517	43,014,555	1,880	2,043,962
Large-Cap Growth Fund Prime Money Market Fund, Class I, 0.210%	—	55,836,154	53,574,988	5,952	2,261,166
Large-Cap Focus Fund Prime Money Market Fund, Class I, 0.210%	—	16,593,476	11,550,313	3,883	5,043,163
Mid-Cap Value Fund Prime Money Market Fund, Class I, 0.210%	—	41,605,010	27,193,202	6,300	14,411,808
Mid-Cap Growth Fund Prime Money Market Fund, Class I, 0.210%	—	46,427,212	40,034,130	3,607	6,393,082
Small-Cap Value Fund Prime Money Market Fund, Class I, 0.210%	—	7,105,975	4,968,870	1,015	2,137,105
Small-Cap Growth Fund Safeguard Scientifics, Inc.	19,743,636	—	—	—	20,814,519
Prime Money Market Fund, Class I, 0.210%	—	99,611,701	76,151,204	12,355	23,460,497
Ultra Short Tax-Free Fund Tax-Free Money Market Fund, Class I, 0.280%	33,366,087	257,425,960	272,967,407	33,872	17,824,640
Short-Term Income Fund Prime Money Market Fund, Class I, 0.210%	—	50,979,260	43,246,080	9,128	7,733,180
Short-Intermediate Bond Fund Prime Money Market Fund, Class I, 0.210%	—	73,728,277	67,059,862	5,275	6,668,415
Intermediate Tax-Free Fund Tax-Free Money Market Fund, Class I, 0.280%	42,929,058	165,464,139	151,846,272	43,112	56,546,925
Government Income Fund Government Money Market Fund, Class I, 0.010%	—	91,759,749	86,611,964	579	5,147,785
TCH Corporate Income Fund Prime Money Market Fund, Class I, 0.210%	4,018,890	43,690,947	41,983,920	5,278	5,725,917
Aggregate Bond Fund Prime Money Market Fund, Class I, 0.210%	—	229,868,079	218,688,458	24,506	11,179,621
TCH Core Plus Bond Fund Prime Money Market Fund, Class I, 0.210%	6,903,852	50,855,042	50,150,608	5,384	7,608,286
Monegy HighYield Bond Fund Prime Money Market Fund, Class I, 0.210%	—	41,370,194	39,835,012	2,975	1,535,182

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds cannot participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. The Large-Cap Growth Fund, Mid-Cap Value Fund and TCH Core Plus Bond Fund utilized this program as borrower, and the Prime Money Market Fund as lender for the period ended February 29, 2012. No interfund borrowing or lending balances existed as of February 29, 2012. For the period ended February 29, 2012, the average daily lending balances were $23, $42 and $131,219, and the weighted average interest rates were 0.705%, 0.705%, and 0.752%, respectively.

Investment Transactions—The Funds, on occasion, may purchase or sell a security with another Fund or client of the Adviser pursuant to procedures approved by the Directors.

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receives any compensation from the Funds.

Notes to Financial Statements (continued)

6.	Line of Credit

The Corporation, on behalf of the respective Funds, entered into a $15,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.250% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (LIBOR). The LOC includes a commitment fee of 0.125% per annum on the daily unused portion which during the fiscal year was paid by the Adviser. The Tax-Free Money Market Fund utilized the LOC during the period ended February 29, 2012. No borrowings were outstanding under the LOC at February 29, 2012. For the period ended February 29, 2012, the Tax-Free Money Market Fund’s average daily loan balance outstanding was $1,353, and the weighted average interest rate was 1.398%.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations and in-kind contributions, for the period ended February 29, 2012 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Value Fund	$123,768,891	$133,595,666	$—	$—
Dividend Income Fund (1)	56,511,124	5,339,054	—	—
Large-Cap Growth Fund	209,583,245	234,947,243	—	—
Large-Cap Focus Fund	7,534,862	17,005,929	—	—
Mid-Cap Value Fund	43,209,047	66,158,491	—	—
Mid-Cap Growth Fund	89,561,247	130,581,515	—	—
Small-Cap Value Fund	8,173,372	6,386,103	—	—
Small-Cap Growth Fund	270,095,100	303,088,347	—	—
Pyrford International Stock Fund (1)	89,917,163	1,672,230	—	—
Lloyd George Emerging Markets Equity Fund	49,150,607	38,855,190	—	—
Pyrford Global Strategic Return Fund (1)	4,679,349	125,204	14,140,741	—
Ultra Short Tax-Free Fund	465,944,540	341,681,257	—	—
Short-Term Income Fund	43,071,044	36,198,690	23,087,792	18,403,975
Short-Intermediate Bond Fund	46,861,000	32,268,047	115,770,347	132,031,469
Intermediate Tax-Free Fund	321,334,183	157,613,185	—	—
Government Income Fund	9,807,537	16,988,271	554,158,662	559,637,613
TCH Corporate Income Fund	53,479,140	38,986,064	—	1,160,543
Aggregate Bond Fund	135,871,725	85,051,052	618,234,613	598,150,124
TCH Core Plus Bond Fund	57,685,377	34,254,403	17,260,981	4,581,248
Monegy High Yield Bond Fund (1)	67,831,849	1,122,377	—	—

(1)	Reflects operations for the period from December 30, 2011 (commencement of operations) to February 29, 2012.

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the net asset value of the Funds.

The Funds complied with the Financial Accounting Standards Board (“FASB”) Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

BMO Funds

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds, have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 29, 2012. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$144,577,708		$17,834,913	$(1,722,803)	$16,112,110
Dividend Income Fund	53,287,507		2,665,132	(566,488)	2,098,644
Large-Cap Growth Fund	187,550,024		16,244,018	(1,773,549)	14,470,469
Large-Cap Focus Fund	50,866,812		8,694,650	(1,020,156)	7,674,494
Mid-Cap Value Fund	246,362,728		50,360,985	(6,910,147)	43,450,838
Mid-Cap Growth Fund	259,894,980		66,392,052	(8,454,214)	57,937,838
Small-Cap Value	35,753,801		2,837,639	(1,452,726)	1,384,913
Small-Cap Growth Fund	721,572,702		111,021,503	(15,547,939)	95,473,564
Pyrford International Stock Fund	88,173,761		6,155,117	(1,057,663)	5,097,454
Lloyd George Emerging Markets Equity Fund	50,865,050		8,285,963	(316,152)	7,969,811
Pyrford Global Strategic Return Fund	18,693,997		413,523	(42,370)	371,153
Ultra Short Tax Free Fund	538,483,494		1,550,263	(402,183)	1,148,080
Short-Term Income Fund	191,827,427		2,473,262	(2,221,048)	252,214
Short-Intermediate Bond Fund	217,344,858		4,635,354	(2,547,916)	2,087,438
Intermediate Tax-Free Fund	734,379,040		37,493,452	(661,132)	36,832,320
Government Income Fund	340,533,793		4,792,107	(2,445,999)	2,346,108
TCH Corporate Income Fund	129,133,920		7,518,083	(414,629)	7,103,454
Aggregate Bond Fund	759,623,143		13,565,115	(821,526)	12,743,589
TCH Core Plus Bond Fund	178,446,721		9,413,064	(384,523)	9,028,541
Monegy High Yield Bond Fund	68,224,182		1,718,326	(148,509)	1,569,817
Government Money Market Fund	493,106,390	*	—	—	—
Tax-Free Money Market Fund	906,585,160	*	—	—	—
Prime Money Market Fund	3,378,948,328	*	—	—	—
*	at amortized cost

Notes to Financial Statements (continued)

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2011 and 2010 was as follows:

	2011			2010
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Large-Cap Value Fund	$1,064,385	$—	$—	$2,568,413	$—	$—
Large-Cap Growth Fund	421,542	—	—	549,573	—	—
Large-Cap Focus Fund	32,091	—	—	—	—	—
Mid-Cap Value Fund	1,472,665	—	—	1,722,756	—	—
Mid-Cap Growth Fund	—	—	—	172,984	—	—
Small-Cap Value Fund	—	—	—	—	—	—
Small-Cap Growth Fund	—	—	—	—	—	—
Lloyd George Emerging Markets Equity Fund	3,154,941	—	1,840,777	2,365,348	—	—
Ultra Short Tax-Free Fund	50,748	5,523,704	—	—	—	—
Short-Term Income Fund	3,082,641	—	—	3,388,668	—	—
Short-Intermediate Bond Fund	3,095,292	—	—	3,870,074	—	—
Intermediate Tax-Free Fund	850,582	15,768,406	373,740	172,214	9,351,586	91,379
Government Income Fund	17,176,935	—	—	12,899,501	—	—
TCH Corporate Income Fund	4,290,267	—	625,190	1,957,183	—	—
Aggregate Bond Fund	20,750,409	—	277,313	7,511,491	—	—
TCH Core Plus Bond	4,389,197	—	919,980	2,817,338	—	—
Government Money Market Fund	149,408	—	—	357,365	—	—
Tax-Free Money Market Fund	59,803	2,161,718	44,892	226,651	4,064,458	3,774
Prime Money Market Fund	4,265,991	—	—	6,812,325	—	—
(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2011, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
Large-Cap Value Fund	$756,720	$—	$—	$(31,440,695)	$24,117,833
Large-Cap Growth Fund	—	—	—	(7,690,340)	13,236,925
Large-Cap Focus Fund	471,638	—	—	—	685,857
Mid-Cap Value Fund	556,761	—	—	(2,264,893)	24,500,214
Mid-Cap Growth Fund	—	—	—	(7,270,801)	37,469,350
Small-Cap Value Fund	—	—	—	(62,383)	(1,972,847)
Small-Cap Growth Fund	—	—	30,676,573	—	28,296,094
Lloyd George Emerging Markets Equity Fund	1,035,916	—	2,692,408	—	11,501,769
Ultra Short Tax-Free Fund	3,388	—	2,313	—	544,437
Short-Term Income Fund	132,775	—	—	(4,810,467)	(804,821)
Short-Intermediate Bond Fund	170,292	—	—	(31,614,991)	550,748
Intermediate Tax-Free Fund	157,708	24,784	240,411	—	14,978,231
Government Income Fund	4,146,154	—	5,678,312	—	4,201,915
TCH Corporate Income Fund	116,894	—	412,202	—	4,923,756
Aggregate Bond Fund	4,218,674	—	1,422,393	—	9,947,625
TCH Core Plus Bond Fund	204,656	—	477,290	—	6,831,790
Government Money Market Fund	—	—	—	—	—
Tax-Free Money Market Fund	—	53	—	—	—
Prime Money Market Fund	46,112	—	—	—	—

BMO Funds

At August 31, 2011, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire In
Fund	2012	2013	2014	2015	2016	2017	2018	2019	Not Subject to Expiration	Total
Large-Cap Value Fund	—	—	—	—	—	1,657,979	29,782,716	—	—	31,440,695
Large-Cap Growth Fund	—	—	—	—	—	550,690	7,139,650	—	—	7,690,340
Mid-Cap Value Fund	—	—	—	—	—	—	2,264,893	—	—	2,264,893
Mid-Cap Growth Fund	—	—	—	—	—	1,472,796	5,798,005	—	—	7,270,801
Small-Cap Value Fund	—	—	—	—	—	—	—	—	62,383	62,383
Short-Term Income Fund	1,906,315	797,744	906,238	983,288	216,882	—	—	—	—	4,810,467
Short-Intermediate Bond Fund	—	—	5,042,619	4,819,127	—	—	20,798,157	952,005	—	31,611,908

During the fiscal year ended August 31, 2011, the Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Growth, Short-Term Income, and Prime Money Market Funds, respectively, utilized $11,646,857, $19,581,147, $19,708,444, $31,497,329, $27,419,429, $405,563, and $157,633 of capital loss carryforwards.

The Short Intermediate Bond and Prime Money Market Funds had losses expiring during the fiscal year ended August 31, 2011, in the amount of $1,234,191 and $157,668, respectively.

As of August 31, 2011, the Short-Intermediate Bond has $3,083 of post-October losses, which are deferred until fiscal year 2012 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

10.	Recently Issued Accounting Pronouncements

In April 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB Accounting Standards Codification (“ASC”) Topic 860, “Transfers and Servicing”, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management continues to evaluate the application of this pronouncement to the Funds and the significance of its impact, if any, on the Funds’ financial statements.

In May 2011, FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and the International Financial Reporting Standards (“IFRSs”)”. ASU No. 2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the effect these amendments may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the effect ASU No. 2011-11 may have on the Funds’ financial statements.

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts

Approval of Advisory and Subadvisory Agreements for BMO Dividend Income Fund, BMO Monegy High Yield Bond Fund, BMO Pyrford Global Strategic Return Fund and BMO Pyrford International Stock Fund

On November 2, 2011, the Board of Directors (the “Board”) of Marshall Funds, Inc. (the “Corporation”) (now doing business as the BMO Funds), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and M&I Investment Management Corp. (the “Adviser”) on behalf of BMO Dividend Income Fund, BMO Monegy High Yield Fund, BMO Pyrford Global Strategic Return Fund and BMO Pyrford International Stock Fund (each a “New Fund” and collectively the “New Funds”) and the approval of subadvisory agreements (each a “Subadvisory Agreement” and together, the “Subadvisory Agreements”) with HIM Monegy, Inc. (“Monegy”) on behalf of BMO Monegy High Yield Bond Fund and with Pyrford International Ltd. (“Pyrford”) on behalf of BMO Pyrford Global Strategic Return Fund and BMO Pyrford International Stock Fund. Monegy and Pyrford are referred to herein as a “Subadviser” and collectively as the “Subadvisers” to the “New Subadvised Funds.”

On November 2, 2011, the Board met in person with management of the Adviser and with representatives of Monegy and Pyrford. The Independent Directors also met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser regarding the Advisory Agreement for the New Funds, and the information provided by Monegy and Pyrford regarding the Subadvisory Agreements for the New Subadvised Funds. The Independent Directors considered, among other factors, the Adviser’s long-term relationship with the Corporation, the services the Adviser provides for other funds of the Corporation, and the recent transaction whereby the parent company of the Adviser was acquired by Bank of Montreal (“BMO”). The Independent Directors noted that, in evaluating the Advisory Agreement and the Subadvisory Agreements, they were taking into account their accumulated experience as Independent Directors in working with the Adviser on matters relating to the Corporation’s other funds. Based on their review, the Independent Directors concluded that it was in the best interests of the New Funds to approve the Advisory Agreement, and accordingly, recommended that the Board approve the Advisory Agreement. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Advisory Contract with the Adviser

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser to the New Funds, the Board reviewed information describing the resources and key personnel of the Adviser, including the personnel who would provide investment management services to the New Funds. The Board also considered the services Marshall & Ilsley Trust Company N.A. (the “Administrator”) would provide for the New Funds. The Board noted that at its May, July and August 2011 meetings, it had reviewed the advisory functions performed by the Adviser, as well as other services performed by the Adviser and Administrator for the Corporation’s other funds. The Board also considered the Adviser’s experience in managing new funds.

As the New Funds are newly created series, the Board did not review performance information for the New Funds. For the BMO Dividend Income Fund, the Board reviewed performance data for various periods ended September 30, 2011 of composite accounts managed by the Adviser using the strategy proposed for the fund.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Funds by the Adviser are expected to be satisfactory.

Costs of Services Provided and Profits Realized by the Adviser

The Board reviewed information comparing each New Fund’s management fee and net expense ratio to the average management fee and average net expense ratio of a peer group of funds provided by the Adviser using data obtained from Lipper Inc. (“Lipper”). The Board considered that the Adviser has agreed to contractual expense limitations for the New Funds through December 29, 2012 (the “Expense Limitation”), and that the net expense ratio for the New Funds takes into account the effect of the Expense Limitation. In reviewing the information, the Board noted that the Fund’s management fee and net expense ratio for each New Fund were both below the average management fee and average net expense ratio of the peer group except that the advisory fee of .80% for the BMO Pyrford Global Strategic Return Fund was just above the average management fee of the Lipper Global Balanced category.

The Board also noted that because the New Funds were newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

On the basis of the information provided, the Board concluded that each New Fund’s management fee was reasonable, taking into account the nature, quality and extent of services to be provided by the Adviser.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Funds grow and whether the New Funds’ fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the Advisory Agreement for the BMO Dividend Income Fund, the BMO Pyrford Global Strategic Return Fund and the BMO Pyrford International Stock

BMO Funds

Fund each contained breakpoints which would provide additional economies of scale as the funds grow. With respect to the BMO Monegy High Yield Fund, the Board noted that the Adviser was willing to consider breakpoints in the future. The Board considered that the New Funds were not yet operational and had no assets and also considered each New Fund’s net expense ratio giving effect to the Expense Limitation and concluded that the New Funds’ Expense Limitation was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates, including Monegy and Pyrford, from their contractual relationships with the New Funds, including administration and custody fees and revenues from securities lending. The Board concluded that, taking into account these benefits, the management fee for each New Fund was reasonable.

Subadvisory Agreements with the Subadvisers

Nature, Extent and Quality of Services

Similar to the review of the advisory contract with the Adviser, the Board considered the nature, extent and quality of services to be provided by each of Monegy and Pyrford. The Board reviewed the qualifications and background of each Subadviser, the investment approach and philosophy of each Subadviser, and the experience and skills of the investment personnel responsible for the day-to-day management of each New Subadvised Fund. The Board considered the in-person presentations by representatives of each Subadviser. The Board considered that the services to be provided by each of Monegy and Pyrford under the Subadvisory Agreements, included selecting broker-dealers for execution of portfolio transactions, monitoring adherence to the respective New Subadvised Fund’s investment restrictions, and assisting with portfolio compliance with securities laws, regulations, policies and procedures.

Review of Performance

As the New Subadvised Funds are newly created series and had not commenced operations, the Board did not review performance information for the New Subadvised Funds. The Board reviewed performance data provided by Monegy and Pyrford for various periods ended September 30, 2011 of composite accounts managed by each of Monegy and Pyrford using similar strategies as proposed for each New Subadvised Fund.

Costs of Services Provided and Profits Realized by the Subadvisers

The Board considered that the subadvisory fee to be paid to each of Monegy and Pyrford was within a competitive range of fees charged by the respective Subadviser to other accounts with similar investment strategies. With respect to profitability, the Board considered that the Adviser compensates each Subadviser from its fee and that each Subadviser is an affiliate of the Adviser.

On the basis of the information provided, the Board concluded that the subadvisory management fee to be paid to each of Monegy and Pyrford was reasonable, taking into account the nature, quality and extent of services to be provided by the Subadvisers.

Economies of Scale

Because the Subadvisers are each affiliates of the Adviser and are paid by the Adviser, the Board did not separately review the extent to which economies of scale are realized as each New Subadvised Fund grows. The Board noted that each Subadviser’s compensation would be reduced proportionately along with any advisory fee reductions as a result of advisory fee breakpoints.

Other Benefits to the Subadvisers

The Board noted that no material benefits to the Subadvisers were identified other than the subadvisory fees. The Board noted that each Subadviser was an affiliate of the Adviser.

Conclusion

After full consideration of the above factors as well as other factors that were instructive in evaluating the Advisory Agreement and the Subadvisory Agreements, the Board concluded that the terms of the Advisory Agreement and each Subadvisory Agreement are fair and reasonable and that approval of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each applicable New Fund, taking into consideration the nature, extent and quality of services to be provided, proposed fee and expense levels, economies of scale and other benefits to the Adviser and the Subadvisers.

Approval of New Sub-Advisory Agreement for the Emerging Markets Equity Fund

On November 2, 2011, the Board of Directors of Marshall Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), met to consider the approval of a new subadvisory agreement (the “New Subadvisory Agreement”) between the Adviser and Lloyd George Management (Hong Kong) Limited (“LGM(HK)”) on behalf of the BMO Lloyd George Emerging Markets Equity Fund (f/k/a Marshall Emerging Markets Equity Fund) (the “Fund”). The Board considered that the material terms of the New Subadvisory Agreement were substantially similar to those of the then current subadvisory

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts (continued)

agreement with Trilogy Global Advisors, LP (“Trilogy”). The Board also considered the in-person presentation by LGM(HK) and information received at or prior to its November 2, 2011 meeting in response to the request for information by the Independent Directors and their independent legal counsel, including, but not limited to, the organizational structure and investment strategy of LGM(HK), select financial statements, the experience and background of key management personnel, a summary detailing key provisions of its written compliance program, its Code of Ethics and comparative fee information for a private fund managed by LGM(HK) with the same strategy as that proposed for the Fund.

On November 2, 2011, the Board met in person with management of the Adviser and with the portfolio managers of LGM(HK) who would manage the Fund, and the Independent Directors also met separately in executive session with their independent legal counsel. Based on their review, the Independent Directors concluded that it was in the best interest of the Fund to approve the New Subadvisory Agreement and accordingly recommended to the Board the approval of the New Subadvisory Agreement. In deciding to approve the New Subadvisory Agreement for the Fund, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The material factors and conclusions that formed the basis for the Board’s determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided by LGM(HK) under the New Subadvisory Agreement. The Board also considered the in-person presentation by the portfolio managers of LGM(HK) and reviewed the qualifications and background of LGM(HK), its resources and financial condition, its investment approach and philosophy and the investment personnel who will be responsible for the day-to-day management of the Fund. The Board considered that the firm had been founded by Robert Lloyd George, one of the proposed portfolio managers, and that the firm focused exclusively on Asian, Global Emerging and Frontier equity markets. The Board considered that the services provided by LGM(HK) under the New Subadvisory Agreement would be substantially similar to those provided by Trilogy under the then current subadvisory agreement, including selecting broker-dealers for execution of portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and assisting with the Fund’s compliance with securities laws and regulations and the Fund’s policies and procedures.

Review of Investment Performance

The Board reviewed the Fund’s calendar year total return for 2009, 2010 and year-to-date through September 30, 2011 compared to the performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Fund Index. The Board noted that the Fund had underperformed the Lipper Emerging Markets Fund Index for each of the periods reviewed and had underperformed the MSCI Emerging Markets Index for the year-to-date period in 2011 and calendar year 2009.

The Board also reviewed the total return information for a private fund managed by LGM(HK) with the same strategy as that proposed for the Fund for various periods since its inception in October 2009, compared to the MSCI Emerging Markets Index, noting that over each of the periods reviewed that the portfolio management team had outperformed the benchmark index.

Costs of Services Provided and Profits Realized by the Subadviser

The Board noted that the subadvisory fee to be charged by LGM(HK) at the current asset levels of the Fund was in line with the fee schedule of its private fund. With respect to profitability, the Independent Directors considered that the Adviser compensates LGM(HK) from its fee and that LGM(HK) is an affiliate of the Adviser. The Independent Directors also considered the Adviser’s agreement to reduce the investment advisory fee from 1.00% to 0.90% and reduce the expense limitation for Class Y shares from 1.50% to 1.40% and for Class I shares from 1.25% to 1.15% through July 6, 2013 because the use of an affiliated sub-adviser would improve the economic opportunity for the Adviser and its affiliates.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the Fund’s fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered the small size of the Fund, the fact that the advisory fee schedule includes breakpoints, and LGM(HK)’s compensation would be reduced proportionately along with any advisory fee reductions as a result of advisory fee breakpoints.

Other Benefits to the Subadviser

The Board noted that no other material benefits to LGM(HK) were identified other than the subadvisory fee. The Board further noted that LGM(HK) was an affiliate of the Adviser. The Board concluded that, taking into account these benefits, the Fund’s advisory fee was reasonable.

Conclusion

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the New Subadvisory Agreement are fair and reasonable and that the approval of the New Subadvisory Agreement is in the best interests of the Fund, taking into consideration the costs of services provided and profit realized, economies of scale and other benefits to LGM(HK).

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofundsus.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1377

BMO Funds U.S. Services

P.O. Box 55931

Boston, MA 02205-5931

1-800-236-FUND (3863)

414-287-8555

www.bmofundsus.com

M&I Distributors, LLC, Distributor

M&I Investment Management Corp., Investment Adviser

© 2012 BMO Financial Group	Investments are: Not FDIC Insured	No Bank Guarantee	May Lose Value

10-328-065 (12/11)

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc., d/b/a BMO Funds

/s/ John M. Blaser
By: John M. Blaser
President
April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
April 24, 2012

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 24, 2012